UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Apple, Inc.	6.5
Microsoft Corp.	6.0
Amazon.com, Inc.	2.9
Alphabet, Inc. Class A	2.0
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5
UnitedHealth Group, Inc.	1.5
Johnson & Johnson	1.5
NVIDIA Corp.	1.2
26.8

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	26.6
Health Care	15.0
Financials	10.8
Consumer Discretionary	10.4
Communication Services	8.8
Industrials	7.7
Consumer Staples	6.9
Energy	4.3
Utilities	3.1
Real Estate	2.9
Materials	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2022*
Stocks and Equity Futures	100.0%

 * Foreign Investments - 3.0%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,239,585	$46,941,702
Lumen Technologies, Inc. (a)	290,797	3,172,595
Verizon Communications, Inc.	1,313,821	66,676,416
		116,790,713
Entertainment - 1.3%
Activision Blizzard, Inc.	244,600	19,044,556
Electronic Arts, Inc.	87,972	10,701,794
Live Nation Entertainment, Inc. (b)	42,833	3,537,149
Netflix, Inc. (b)	138,983	24,303,957
Take-Two Interactive Software, Inc. (b)	49,480	6,062,784
The Walt Disney Co. (b)	569,826	53,791,574
Warner Bros Discovery, Inc. (b)	690,946	9,272,495
		126,714,309
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (b)	94,055	204,970,299
Class C (b)	86,308	188,794,435
Match Group, Inc. (b)	89,336	6,225,826
Meta Platforms, Inc. Class A (b)	717,500	115,696,875
Twitter, Inc. (b)	238,620	8,922,002
		524,609,437
Media - 0.9%
Charter Communications, Inc. Class A (b)	36,233	16,976,247
Comcast Corp. Class A	1,398,565	54,879,691
DISH Network Corp. Class A (b)	78,226	1,402,592
Fox Corp.:
Class A	97,778	3,144,540
Class B	44,920	1,334,124
Interpublic Group of Companies, Inc.	123,468	3,399,074
News Corp.:
Class A	120,655	1,879,805
Class B	38,477	611,400
Omnicom Group, Inc.	64,340	4,092,667
ViacomCBS, Inc. Class B	190,348	4,697,789
		92,417,929
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	184,321	24,798,547

TOTAL COMMUNICATION SERVICES		885,330,935

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Aptiv PLC (b)	84,752	7,548,861
BorgWarner, Inc. (a)	75,027	2,503,651
		10,052,512
Automobiles - 2.0%
Ford Motor Co.	1,235,333	13,749,256
General Motors Co. (b)	456,120	14,486,371
Tesla, Inc. (b)	262,524	176,788,912
		205,024,539
Distributors - 0.1%
Genuine Parts Co.	44,274	5,888,442
LKQ Corp.	81,432	3,997,497
Pool Corp.	12,507	4,392,834
		14,278,773
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (b)	12,708	22,226,165
Caesars Entertainment, Inc. (b)	67,089	2,569,509
Carnival Corp. (a)(b)	253,748	2,194,920
Chipotle Mexican Grill, Inc. (b)	8,747	11,434,603
Darden Restaurants, Inc. (a)	39,004	4,412,132
Domino's Pizza, Inc.	11,274	4,393,591
Expedia, Inc. (b)	47,413	4,496,175
Hilton Worldwide Holdings, Inc.	87,070	9,703,081
Las Vegas Sands Corp. (b)	107,614	3,614,754
Marriott International, Inc. Class A	86,000	11,696,860
McDonald's Corp.	231,357	57,117,416
MGM Resorts International	110,565	3,200,857
Norwegian Cruise Line Holdings Ltd. (a)(b)	131,436	1,461,568
Penn National Gaming, Inc. (b)	51,419	1,564,166
Royal Caribbean Cruises Ltd. (a)(b)	70,461	2,459,794
Starbucks Corp.	358,682	27,399,718
Wynn Resorts Ltd. (b)	32,954	1,877,719
Yum! Brands, Inc.	89,204	10,125,546
		181,948,574
Household Durables - 0.3%
D.R. Horton, Inc.	100,153	6,629,127
Garmin Ltd.	47,737	4,690,160
Lennar Corp. Class A	80,925	5,710,877
Mohawk Industries, Inc. (b)	16,102	1,998,097
Newell Brands, Inc.	115,119	2,191,866
NVR, Inc. (b)	968	3,876,008
PulteGroup, Inc.	74,341	2,946,134
Whirlpool Corp.	17,581	2,722,769
		30,765,038
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (b)	2,737,332	290,732,032
eBay, Inc.	175,115	7,297,042
Etsy, Inc. (b)	39,846	2,917,126
		300,946,200
Leisure Products - 0.0%
Hasbro, Inc.	41,015	3,358,308
Multiline Retail - 0.5%
Dollar General Corp.	71,574	17,567,123
Dollar Tree, Inc. (b)	70,425	10,975,736
Target Corp.	144,664	20,430,897
		48,973,756
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	19,108	3,307,404
AutoZone, Inc. (b)	6,210	13,346,035
Bath & Body Works, Inc.	74,590	2,007,963
Best Buy Co., Inc. (a)	63,338	4,129,004
CarMax, Inc. (a)(b)	50,301	4,551,234
Lowe's Companies, Inc.	206,827	36,126,472
O'Reilly Automotive, Inc. (b)	20,562	12,990,249
Ross Stores, Inc.	109,927	7,720,173
The Home Depot, Inc.	323,279	88,665,731
TJX Companies, Inc.	367,410	20,519,849
Tractor Supply Co.	35,001	6,784,944
Ulta Beauty, Inc. (b)	16,339	6,298,358
		206,447,416
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	396,939	40,567,166
PVH Corp.	21,052	1,197,859
Ralph Lauren Corp. (a)	14,359	1,287,284
Tapestry, Inc.	78,793	2,404,762
VF Corp.	101,140	4,467,354
		49,924,425

TOTAL CONSUMER DISCRETIONARY		1,051,719,541

CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	57,221	4,014,625
Constellation Brands, Inc. Class A (sub. vtg.)	50,916	11,866,483
Keurig Dr. Pepper, Inc.	230,740	8,165,889
Molson Coors Beverage Co. Class B	59,008	3,216,526
Monster Beverage Corp. (b)	117,639	10,905,135
PepsiCo, Inc.	432,554	72,089,450
The Coca-Cola Co.	1,220,539	76,784,108
		187,042,216
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	138,658	66,456,006
Kroger Co.	205,228	9,713,441
Sysco Corp.	159,381	13,501,165
Walgreens Boots Alliance, Inc.	224,275	8,500,023
Walmart, Inc.	439,201	53,398,058
		151,568,693
Food Products - 1.1%
Archer Daniels Midland Co.	176,015	13,658,764
Campbell Soup Co.	63,402	3,046,466
Conagra Brands, Inc.	150,468	5,152,024
General Mills, Inc.	188,391	14,214,101
Hormel Foods Corp.	88,594	4,195,812
Kellogg Co.	79,219	5,651,483
Lamb Weston Holdings, Inc.	45,275	3,235,352
McCormick & Co., Inc. (non-vtg.) (a)	78,246	6,513,980
Mondelez International, Inc.	432,933	26,880,810
The Hershey Co.	45,655	9,823,130
The J.M. Smucker Co.	33,905	4,340,179
The Kraft Heinz Co.	222,022	8,467,919
Tyson Foods, Inc. Class A	91,330	7,859,860
		113,039,880
Household Products - 1.5%
Church & Dwight Co., Inc.	75,928	7,035,488
Colgate-Palmolive Co.	262,138	21,007,739
Kimberly-Clark Corp.	105,391	14,243,594
Procter & Gamble Co.	750,580	107,925,898
The Clorox Co.	38,553	5,435,202
		155,647,921
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	72,483	18,459,246
Tobacco - 0.7%
Altria Group, Inc.	566,365	23,657,066
Philip Morris International, Inc.	484,918	47,880,803
		71,537,869

TOTAL CONSUMER STAPLES		697,295,825

ENERGY - 4.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	292,607	8,447,564
Halliburton Co.	282,166	8,848,726
Schlumberger Ltd.	442,180	15,812,357
		33,108,647
Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	105,801	3,692,455
Chevron Corp.	614,673	88,992,357
ConocoPhillips Co. (a)	404,643	36,340,988
Coterra Energy, Inc.	252,077	6,501,066
Devon Energy Corp.	192,018	10,582,112
Diamondback Energy, Inc.	52,193	6,323,182
EOG Resources, Inc.	183,233	20,236,253
Exxon Mobil Corp.	1,317,855	112,861,102
Hess Corp.	86,662	9,180,972
Kinder Morgan, Inc.	610,046	10,224,371
Marathon Oil Corp.	221,375	4,976,510
Marathon Petroleum Corp.	169,246	13,913,714
Occidental Petroleum Corp.	278,525	16,399,552
ONEOK, Inc.	139,772	7,757,346
Phillips 66 Co.	150,506	12,339,987
Pioneer Natural Resources Co.	70,395	15,703,717
The Williams Companies, Inc.	381,038	11,892,196
Valero Energy Corp.	127,667	13,568,449
		401,486,329

TOTAL ENERGY		434,594,976

FINANCIALS - 10.8%
Banks - 3.7%
Bank of America Corp.	2,218,029	69,047,243
Citigroup, Inc.	607,508	27,939,293
Citizens Financial Group, Inc.	153,389	5,474,453
Comerica, Inc.	40,968	3,006,232
Fifth Third Bancorp	214,563	7,209,317
First Republic Bank	56,144	8,095,965
Huntington Bancshares, Inc. (a)	450,028	5,413,837
JPMorgan Chase & Co.	918,820	103,468,320
KeyCorp	291,800	5,027,714
M&T Bank Corp.	56,121	8,945,126
PNC Financial Services Group, Inc. (a)	129,375	20,411,494
Regions Financial Corp.	292,254	5,479,763
Signature Bank	19,680	3,526,853
SVB Financial Group (b)	18,419	7,275,321
Truist Financial Corp.	416,486	19,753,931
U.S. Bancorp	422,947	19,464,021
Wells Fargo & Co.	1,185,757	46,446,102
Zions Bancorp NA	47,577	2,421,669
		368,406,654
Capital Markets - 2.9%
Ameriprise Financial, Inc.	34,381	8,171,676
Bank of New York Mellon Corp.	232,494	9,697,325
BlackRock, Inc. Class A	44,551	27,133,341
Cboe Global Markets, Inc.	33,207	3,758,700
Charles Schwab Corp.	471,806	29,808,703
CME Group, Inc.	112,440	23,016,468
FactSet Research Systems, Inc.	11,854	4,558,693
Franklin Resources, Inc. (a)	88,068	2,052,865
Goldman Sachs Group, Inc.	107,446	31,913,611
Intercontinental Exchange, Inc.	174,650	16,424,086
Invesco Ltd.	104,718	1,689,101
MarketAxess Holdings, Inc.	11,785	3,017,078
Moody's Corp.	50,216	13,657,246
Morgan Stanley	437,792	33,298,460
MSCI, Inc.	25,377	10,459,131
NASDAQ, Inc.	36,064	5,501,203
Northern Trust Corp.	65,186	6,289,145
Raymond James Financial, Inc. (a)	60,893	5,444,443
S&P Global, Inc.	108,588	36,600,671
State Street Corp.	114,842	7,080,009
T. Rowe Price Group, Inc. (a)	71,103	8,078,012
		287,649,967
Consumer Finance - 0.5%
American Express Co.	190,824	26,452,023
Capital One Financial Corp.	122,964	12,811,619
Discover Financial Services	87,891	8,312,731
Synchrony Financial	156,861	4,332,501
		51,908,874
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	565,992	154,527,136
Insurance - 2.2%
AFLAC, Inc.	185,412	10,258,846
Allstate Corp.	86,024	10,901,822
American International Group, Inc.	247,831	12,671,599
Aon PLC	66,441	17,917,809
Arthur J. Gallagher & Co.	65,714	10,714,011
Assurant, Inc.	16,914	2,923,585
Brown & Brown, Inc.	73,382	4,281,106
Chubb Ltd.	132,559	26,058,448
Cincinnati Financial Corp.	46,652	5,550,655
Everest Re Group Ltd.	12,335	3,457,254
Globe Life, Inc. (a)	28,369	2,765,126
Hartford Financial Services Group, Inc.	102,884	6,731,700
Lincoln National Corp.	50,539	2,363,709
Loews Corp.	60,840	3,605,378
Marsh & McLennan Companies, Inc.	157,021	24,377,510
MetLife, Inc.	216,262	13,579,091
Principal Financial Group, Inc.	73,491	4,908,464
Progressive Corp.	182,972	21,274,154
Prudential Financial, Inc.	117,311	11,224,316
The Travelers Companies, Inc.	75,027	12,689,317
W.R. Berkley Corp.	65,535	4,473,419
Willis Towers Watson PLC	34,877	6,884,371
		219,611,690

TOTAL FINANCIALS		1,082,104,321

HEALTH CARE - 15.0%
Biotechnology - 2.2%
AbbVie, Inc.	552,828	84,671,136
Amgen, Inc.	167,125	40,661,513
Biogen, Inc. (b)	45,761	9,332,498
Gilead Sciences, Inc.	392,419	24,255,418
Incyte Corp. (b)	58,930	4,476,912
Moderna, Inc. (b)	108,259	15,464,798
Regeneron Pharmaceuticals, Inc. (b)	33,797	19,978,421
Vertex Pharmaceuticals, Inc. (b)	80,014	22,547,145
		221,387,841
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	547,763	59,514,450
Abiomed, Inc. (b)	14,250	3,527,018
Align Technology, Inc. (b)	22,926	5,425,896
Baxter International, Inc.	157,521	10,117,574
Becton, Dickinson & Co.	89,180	21,985,545
Boston Scientific Corp. (b)	447,221	16,667,927
Dentsply Sirona, Inc.	67,330	2,405,701
DexCom, Inc. (b)	122,782	9,150,942
Edwards Lifesciences Corp. (b)	194,429	18,488,254
Hologic, Inc. (b)	78,171	5,417,250
IDEXX Laboratories, Inc. (b)	26,280	9,217,184
Intuitive Surgical, Inc. (b)	112,292	22,538,127
Medtronic PLC	419,684	37,666,639
ResMed, Inc.	45,820	9,605,247
STERIS PLC	31,321	6,456,824
Stryker Corp.	105,286	20,944,544
Teleflex, Inc.	14,669	3,606,374
The Cooper Companies, Inc.	15,398	4,821,422
Zimmer Biomet Holdings, Inc.	65,564	6,888,154
		274,445,072
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	47,196	6,677,290
Cardinal Health, Inc. (a)	85,214	4,454,136
Centene Corp. (b)	182,982	15,482,107
Cigna Corp.	99,258	26,156,468
CVS Health Corp.	410,240	38,012,838
DaVita HealthCare Partners, Inc. (b)	18,873	1,509,085
Elevance Health, Inc.	75,423	36,397,631
HCA Holdings, Inc.	71,179	11,962,343
Henry Schein, Inc. (b)	43,109	3,308,185
Humana, Inc.	39,573	18,522,934
Laboratory Corp. of America Holdings	29,016	6,800,190
McKesson Corp.	45,481	14,836,357
Molina Healthcare, Inc. (b)	18,366	5,135,317
Quest Diagnostics, Inc. (a)	36,715	4,882,361
UnitedHealth Group, Inc.	293,501	150,750,919
Universal Health Services, Inc. Class B	20,999	2,114,809
		347,002,970
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	93,879	11,150,009
Bio-Rad Laboratories, Inc. Class A (b)	6,752	3,342,240
Bio-Techne Corp.	12,312	4,267,832
Charles River Laboratories International, Inc. (b)	15,889	3,399,769
Danaher Corp.	202,437	51,321,828
Illumina, Inc. (b)	49,145	9,060,372
IQVIA Holdings, Inc. (b)	59,211	12,848,195
Mettler-Toledo International, Inc. (b)	7,095	8,150,523
PerkinElmer, Inc.	39,487	5,615,841
Thermo Fisher Scientific, Inc.	122,464	66,532,242
Waters Corp. (b)	18,843	6,236,656
West Pharmaceutical Services, Inc.	23,172	7,006,518
		188,932,025
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	666,094	51,289,238
Catalent, Inc. (b)	55,970	6,005,021
Eli Lilly & Co.	246,719	79,993,701
Johnson & Johnson	823,224	146,130,492
Merck & Co., Inc.	791,129	72,127,231
Organon & Co.	79,462	2,681,843
Pfizer, Inc.	1,755,322	92,031,532
Viatris, Inc.	378,598	3,963,921
Zoetis, Inc. Class A	147,240	25,309,084
		479,532,063

TOTAL HEALTH CARE		1,511,299,971

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
General Dynamics Corp. (a)	72,132	15,959,205
Howmet Aerospace, Inc.	117,686	3,701,225
Huntington Ingalls Industries, Inc.	12,509	2,724,710
L3Harris Technologies, Inc.	60,347	14,585,870
Lockheed Martin Corp.	74,097	31,858,746
Northrop Grumman Corp.	45,699	21,870,170
Raytheon Technologies Corp.	465,169	44,707,393
Textron, Inc.	67,306	4,110,377
The Boeing Co. (b)	173,984	23,787,092
TransDigm Group, Inc. (b)	16,225	8,707,471
		172,012,259
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	39,814	4,035,945
Expeditors International of Washington, Inc.	52,488	5,115,480
FedEx Corp.	74,598	16,912,113
United Parcel Service, Inc. Class B	229,772	41,942,581
		68,006,119
Airlines - 0.2%
Alaska Air Group, Inc. (b)	39,337	1,575,447
American Airlines Group, Inc. (a)(b)	203,046	2,574,623
Delta Air Lines, Inc. (b)	200,589	5,811,063
Southwest Airlines Co. (b)	185,639	6,705,281
United Airlines Holdings, Inc. (b)	102,171	3,618,897
		20,285,311
Building Products - 0.4%
A.O. Smith Corp.	40,683	2,224,546
Allegion PLC	27,471	2,689,411
Carrier Global Corp.	265,390	9,463,807
Fortune Brands Home & Security, Inc.	40,915	2,449,990
Johnson Controls International PLC	217,656	10,421,369
Masco Corp.	73,811	3,734,837
Trane Technologies PLC	73,170	9,502,588
		40,486,548
Commercial Services & Supplies - 0.5%
Cintas Corp.	27,215	10,165,619
Copart, Inc. (b)	66,880	7,267,181
Republic Services, Inc.	65,167	8,528,405
Rollins, Inc.	70,789	2,471,952
Waste Management, Inc.	119,522	18,284,476
		46,717,633
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	44,952	5,634,284
Electrical Equipment - 0.5%
AMETEK, Inc.	72,313	7,946,476
Eaton Corp. PLC (a)	124,820	15,726,072
Emerson Electric Co.	185,829	14,780,839
Generac Holdings, Inc. (b)	19,966	4,204,440
Rockwell Automation, Inc.	36,368	7,248,506
		49,906,333
Industrial Conglomerates - 0.8%
3M Co.	177,984	23,032,909
General Electric Co.	344,337	21,923,937
Honeywell International, Inc.	212,967	37,015,794
		81,972,640
Machinery - 1.5%
Caterpillar, Inc.	166,862	29,828,251
Cummins, Inc.	44,143	8,542,995
Deere & Co.	87,337	26,154,811
Dover Corp.	45,031	5,463,161
Fortive Corp.	112,145	6,098,445
IDEX Corp. (a)	23,775	4,318,253
Illinois Tool Works, Inc. (a)	88,672	16,160,472
Ingersoll Rand, Inc. (a)	126,908	5,340,289
Nordson Corp.	16,806	3,402,207
Otis Worldwide Corp.	132,276	9,347,945
PACCAR, Inc.	108,869	8,964,273
Parker Hannifin Corp.	40,162	9,881,860
Pentair PLC	51,709	2,366,721
Snap-On, Inc. (a)	16,710	3,292,371
Stanley Black & Decker, Inc.	47,226	4,952,118
Westinghouse Air Brake Tech Co.	57,135	4,689,641
Xylem, Inc.	56,444	4,412,792
		153,216,605
Professional Services - 0.3%
Equifax, Inc.	38,275	6,995,905
Jacobs Engineering Group, Inc.	40,186	5,108,846
Leidos Holdings, Inc.	42,758	4,306,158
Nielsen Holdings PLC	112,294	2,607,467
Robert Half International, Inc.	34,635	2,593,815
Verisk Analytics, Inc.	49,407	8,551,858
		30,164,049
Road & Rail - 0.9%
CSX Corp.	680,250	19,768,065
J.B. Hunt Transport Services, Inc.	26,159	4,119,258
Norfolk Southern Corp.	74,567	16,948,333
Old Dominion Freight Lines, Inc.	28,727	7,362,156
Union Pacific Corp.	196,480	41,905,254
		90,103,066
Trading Companies & Distributors - 0.2%
Fastenal Co.	180,125	8,991,840
United Rentals, Inc. (b)	22,407	5,442,884
W.W. Grainger, Inc.	13,409	6,093,452
		20,528,176

TOTAL INDUSTRIALS		779,033,023

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	70,406	6,599,858
Cisco Systems, Inc.	1,299,624	55,415,967
F5, Inc. (b)	18,886	2,890,313
Juniper Networks, Inc.	100,688	2,869,608
Motorola Solutions, Inc.	52,344	10,971,302
		78,747,048
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	186,993	12,038,609
CDW Corp.	42,285	6,662,425
Corning, Inc.	237,763	7,491,912
Keysight Technologies, Inc. (b)	56,907	7,844,630
TE Connectivity Ltd.	100,771	11,402,239
Teledyne Technologies, Inc. (b)	14,651	5,495,737
Trimble, Inc. (b)	78,413	4,565,989
Zebra Technologies Corp. Class A (b)	16,424	4,827,835
		60,329,376
IT Services - 4.3%
Accenture PLC Class A	198,151	55,016,625
Akamai Technologies, Inc. (b)	50,141	4,579,378
Automatic Data Processing, Inc.	130,683	27,448,657
Broadridge Financial Solutions, Inc.	36,658	5,225,598
Cognizant Technology Solutions Corp. Class A	163,038	11,003,435
DXC Technology Co. (b)	76,856	2,329,505
EPAM Systems, Inc. (b)	17,878	5,270,077
Fidelity National Information Services, Inc.	191,072	17,515,570
Fiserv, Inc. (b)	181,993	16,191,917
FleetCor Technologies, Inc. (b)	24,193	5,083,191
Gartner, Inc. (b)	25,194	6,092,665
Global Payments, Inc. (a)	88,073	9,744,397
IBM Corp.	281,375	39,727,336
Jack Henry & Associates, Inc.	22,791	4,102,836
MasterCard, Inc. Class A	268,660	84,756,857
Paychex, Inc.	100,509	11,444,960
PayPal Holdings, Inc. (b)	362,270	25,300,937
VeriSign, Inc. (b)	29,813	4,988,609
Visa, Inc. Class A (a)	514,844	101,367,635
		437,190,185
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (b)	506,956	38,766,925
Analog Devices, Inc.	163,634	23,905,291
Applied Materials, Inc.	276,357	25,142,960
Broadcom, Inc.	127,726	62,050,568
Enphase Energy, Inc. (b)	42,241	8,247,133
Intel Corp.	1,279,206	47,855,096
KLA Corp.	46,685	14,896,250
Lam Research Corp.	43,395	18,492,779
Microchip Technology, Inc.	173,928	10,101,738
Micron Technology, Inc.	349,549	19,323,069
Monolithic Power Systems, Inc.	13,715	5,267,109
NVIDIA Corp.	783,351	118,748,178
NXP Semiconductors NV	82,139	12,159,036
onsemi (b)	135,924	6,838,336
Qorvo, Inc. (b)	33,919	3,199,240
Qualcomm, Inc.	350,380	44,757,541
Skyworks Solutions, Inc.	50,339	4,663,405
SolarEdge Technologies, Inc. (b)	17,326	4,741,780
Teradyne, Inc.	50,109	4,487,261
Texas Instruments, Inc.	288,484	44,325,567
		517,969,262
Software - 8.9%
Adobe, Inc. (b)	147,813	54,108,427
ANSYS, Inc. (b)	27,197	6,507,970
Autodesk, Inc. (b)	68,044	11,700,846
Cadence Design Systems, Inc. (b)	86,352	12,955,391
Ceridian HCM Holding, Inc. (b)	42,968	2,022,933
Citrix Systems, Inc.	39,092	3,798,570
Fortinet, Inc. (b)	208,390	11,790,706
Intuit, Inc.	88,470	34,099,877
Microsoft Corp.	2,339,730	600,912,856
NortonLifeLock, Inc.	181,968	3,996,017
Oracle Corp.	492,463	34,408,390
Paycom Software, Inc. (b)	15,066	4,220,288
PTC, Inc. (b)	32,924	3,501,138
Roper Technologies, Inc. (a)	33,130	13,074,755
Salesforce.com, Inc. (b)	310,807	51,295,587
ServiceNow, Inc. (b)	62,708	29,818,908
Synopsys, Inc. (b)	47,909	14,549,963
Tyler Technologies, Inc. (b)	12,966	4,310,936
		897,073,558
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	4,810,176	657,647,256
Hewlett Packard Enterprise Co.	406,527	5,390,548
HP, Inc.	329,463	10,799,797
NetApp, Inc.	69,701	4,547,293
Seagate Technology Holdings PLC	61,811	4,415,778
Western Digital Corp. (b)	98,209	4,402,709
		687,203,381

TOTAL INFORMATION TECHNOLOGY		2,678,512,810

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	69,381	16,684,743
Albemarle Corp.	36,654	7,659,953
Celanese Corp. Class A	33,902	3,987,214
CF Industries Holdings, Inc.	65,257	5,594,483
Corteva, Inc.	226,218	12,247,443
Dow, Inc.	227,788	11,756,139
DuPont de Nemours, Inc.	159,097	8,842,611
Eastman Chemical Co.	40,361	3,623,207
Ecolab, Inc.	77,718	11,949,920
FMC Corp. (a)	39,487	4,225,504
International Flavors & Fragrances, Inc.	79,723	9,496,604
Linde PLC	157,449	45,271,311
LyondellBasell Industries NV Class A	80,972	7,081,811
PPG Industries, Inc.	73,815	8,440,007
Sherwin-Williams Co.	74,869	16,763,918
The Mosaic Co.	113,243	5,348,467
		178,973,335
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,507	5,837,275
Vulcan Materials Co.	41,615	5,913,492
		11,750,767
Containers & Packaging - 0.3%
Amcor PLC	470,113	5,843,505
Avery Dennison Corp.	25,560	4,137,397
Ball Corp.	100,045	6,880,095
International Paper Co.	115,948	4,850,105
Packaging Corp. of America	29,311	4,030,263
Sealed Air Corp.	45,702	2,637,919
WestRock Co.	79,730	3,176,443
		31,555,727
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	453,387	13,266,104
Newmont Corp.	248,284	14,815,106
Nucor Corp.	83,235	8,690,566
		36,771,776

TOTAL MATERIALS		259,051,605

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	46,455	6,737,369
American Tower Corp.	145,373	37,155,885
AvalonBay Communities, Inc.	43,678	8,484,452
Boston Properties, Inc.	44,607	3,969,131
Camden Property Trust (SBI)	33,301	4,478,318
Crown Castle International Corp.	135,462	22,809,092
Digital Realty Trust, Inc.	89,047	11,560,972
Duke Realty Corp.	120,260	6,608,287
Equinix, Inc.	28,474	18,707,987
Equity Residential (SBI)	107,039	7,730,357
Essex Property Trust, Inc.	20,431	5,342,911
Extra Space Storage, Inc.	42,000	7,145,040
Federal Realty Investment Trust (SBI)	22,421	2,146,587
Healthpeak Properties, Inc.	169,305	4,386,693
Host Hotels & Resorts, Inc.	223,559	3,505,405
Iron Mountain, Inc.	90,869	4,424,412
Kimco Realty Corp.	193,207	3,819,702
Mid-America Apartment Communities, Inc.	36,099	6,305,412
Prologis (REIT), Inc.	231,578	27,245,152
Public Storage	47,771	14,936,559
Realty Income Corp.	188,190	12,845,849
Regency Centers Corp.	48,718	2,889,465
SBA Communications Corp. Class A	33,731	10,795,607
Simon Property Group, Inc.	102,704	9,748,664
UDR, Inc.	93,727	4,315,191
Ventas, Inc.	125,025	6,430,036
VICI Properties, Inc.	301,233	8,973,731
Vornado Realty Trust	49,916	1,427,098
Welltower, Inc.	142,008	11,694,359
Weyerhaeuser Co. (a)	232,891	7,713,350
		284,333,073
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	102,245	7,526,254

TOTAL REAL ESTATE		291,859,327

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	78,500	4,600,885
American Electric Power Co., Inc.	160,672	15,414,872
Constellation Energy Corp.	102,120	5,847,391
Duke Energy Corp.	240,878	25,824,530
Edison International	119,248	7,541,244
Entergy Corp.	63,622	7,166,382
Evergy, Inc.	71,877	4,689,974
Eversource Energy	107,896	9,113,975
Exelon Corp.	306,654	13,897,559
FirstEnergy Corp.	178,614	6,856,991
NextEra Energy, Inc.	614,570	47,604,592
NRG Energy, Inc.	74,221	2,833,016
Pinnacle West Capital Corp.	35,301	2,581,209
PPL Corp.	230,224	6,245,977
Southern Co.	332,408	23,704,014
Xcel Energy, Inc.	170,405	12,057,858
		195,980,469
Gas Utilities - 0.1%
Atmos Energy Corp.	43,500	4,876,350
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	208,874	4,388,443
Multi-Utilities - 1.0%
Ameren Corp.	80,813	7,302,263
CenterPoint Energy, Inc.	196,544	5,813,772
CMS Energy Corp.	90,773	6,127,178
Consolidated Edison, Inc.	110,847	10,541,550
Dominion Energy, Inc.	253,821	20,257,454
DTE Energy Co.	60,642	7,686,374
NiSource, Inc.	126,900	3,742,281
Public Service Enterprise Group, Inc.	156,197	9,884,146
Sempra Energy	98,330	14,776,049
WEC Energy Group, Inc.	98,688	9,931,960
		96,063,027
Water Utilities - 0.1%
American Water Works Co., Inc.	56,872	8,460,847

TOTAL UTILITIES		309,769,136

TOTAL COMMON STOCKS
(Cost $3,489,114,520)		9,980,571,470
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (c)
(Cost $4,966,923)	5,000,000	4,929,317
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (d)	83,683,437	$83,700,173
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	113,117,806	113,129,118
TOTAL MONEY MARKET FUNDS
(Cost $196,826,974)		196,829,291
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,690,908,417)		10,182,330,078
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(110,022,633)
NET ASSETS - 100%		$10,072,307,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	501	Sept. 2022	$94,926,975	$254,036	$254,036

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,904,671.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$74,661,998	$892,592,967	$883,554,792	$157,729	$--	$--	$83,700,173	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	138,620,491	702,820,262	728,311,635	70,298	--	--	113,129,118	0.3%
Total	$213,282,489	$1,595,413,229	$1,611,866,427	$228,027	$--	$--	$196,829,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$885,330,935	$885,330,935	$--	$--
Consumer Discretionary	1,051,719,541	1,051,719,541	--	--
Consumer Staples	697,295,825	697,295,825	--	--
Energy	434,594,976	434,594,976	--	--
Financials	1,082,104,321	1,082,104,321	--	--
Health Care	1,511,299,971	1,511,299,971	--	--
Industrials	779,033,023	779,033,023	--	--
Information Technology	2,678,512,810	2,678,512,810	--	--
Materials	259,051,605	259,051,605	--	--
Real Estate	291,859,327	291,859,327	--	--
Utilities	309,769,136	309,769,136	--	--
U.S. Government and Government Agency Obligations	4,929,317	--	4,929,317	--
Money Market Funds	196,829,291	196,829,291	--	--
Total Investments in Securities:	$10,182,330,078	$10,177,400,761	$4,929,317	$--
Derivative Instruments:
Assets
Futures Contracts	$254,036	$254,036	$--	$--
Total Assets	$254,036	$254,036	$--	$--
Total Derivative Instruments:	$254,036	$254,036	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$254,036	$0
Total Equity Risk	254,036	0
Total Value of Derivatives	$254,036	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,058,450) — See accompanying schedule: Unaffiliated issuers (cost $3,494,081,443)	$9,985,500,787
Fidelity Central Funds (cost $196,826,974)	196,829,291
Total Investment in Securities (cost $3,690,908,417)		$10,182,330,078
Receivable for fund shares sold		2,987,554
Dividends receivable		8,057,261
Distributions receivable from Fidelity Central Funds		88,519
Other receivables		10,600
Total assets		10,193,474,012
Liabilities
Payable to custodian bank	$174,019
Payable for fund shares redeemed	5,954,805
Accrued management fee	389,534
Distribution and service plan fees payable	345,692
Payable for daily variation margin on futures contracts	707,643
Other affiliated payables	476,097
Other payables and accrued expenses	10,600
Collateral on securities loaned	113,108,177
Total liabilities		121,166,567
Net Assets		$10,072,307,445
Net Assets consist of:
Paid in capital		$3,462,306,844
Total accumulated earnings (loss)		6,610,000,601
Net Assets		$10,072,307,445
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,380,431,012 ÷ 22,586,178 shares)		$371.04
Service Class:
Net Asset Value, offering price and redemption price per share ($140,615,164 ÷ 380,686 shares)		$369.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,551,261,269 ÷ 4,242,151 shares)		$365.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$87,751,113
Interest		17,368
Income from Fidelity Central Funds (including $70,298 from security lending)		228,027
Total income		87,996,508
Expenses
Management fee	$2,607,305
Transfer agent fees	3,186,706
Distribution and service plan fees	2,600,425
Independent trustees' fees and expenses	20,151
Legal	718
Interest	4,170
Total expenses before reductions	8,419,475
Expense reductions	(2)
Total expenses after reductions		8,419,473
Net investment income (loss)		79,577,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,201,122
Futures contracts	(18,457,793)
Total net realized gain (loss)		61,743,329
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,741,918,748)
Futures contracts	(1,705,348)
Total change in net unrealized appreciation (depreciation)		(2,743,624,096)
Net gain (loss)		(2,681,880,767)
Net increase (decrease) in net assets resulting from operations		$(2,602,303,732)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,577,035	$143,791,545
Net realized gain (loss)	61,743,329	99,250,052
Change in net unrealized appreciation (depreciation)	(2,743,624,096)	2,655,096,369
Net increase (decrease) in net assets resulting from operations	(2,602,303,732)	2,898,137,966
Distributions to shareholders	(113,105,019)	(226,094,161)
Share transactions - net increase (decrease)	(246,571,063)	276,243,190
Total increase (decrease) in net assets	(2,961,979,814)	2,948,286,995
Net Assets
Beginning of period	13,034,287,259	10,086,000,264
End of period	$10,072,307,445	$13,034,287,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$468.27	$371.59	$320.35	$252.46	$271.18	$227.46
Income from Investment Operations
Net investment income (loss)A,B	2.98	5.42	5.43	5.54	5.09	4.71
Net realized and unrealized gain (loss)	(96.10)	99.69	52.57	72.46	(17.22)	44.36
Total from investment operations	(93.12)	105.11	58.00	78.00	(12.13)	49.07
Distributions from net investment income	(1.02)	(5.38)	(5.72)	(5.82)	(5.28)C	(4.57)
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31)C	(.78)
Total distributions	(4.11)	(8.43)D	(6.76)	(10.11)	(6.59)	(5.35)
Net asset value, end of period	$371.04	$468.27	$371.59	$320.35	$252.46	$271.18
Total ReturnE,F,G	(20.02)%	28.58%	18.24%	31.35%	(4.49)%	21.71%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.42%J	1.28%	1.70%	1.90%	1.82%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,380,431	$10,323,307	$7,930,738	$7,294,879	$5,719,086	$6,139,813
Portfolio turnover rateK	10%J	2%	8%	7%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$466.34	$370.12	$319.14	$251.57	$270.23	$226.70
Income from Investment Operations
Net investment income (loss)A,B	2.75	4.97	5.09	5.23	4.79	4.44
Net realized and unrealized gain (loss)	(95.68)	99.27	52.34	72.18	(17.13)	44.21
Total from investment operations	(92.93)	104.24	57.43	77.41	(12.34)	48.65
Distributions from net investment income	(.95)	(4.98)	(5.41)	(5.55)	(5.01)C	(4.34)
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31)C	(.78)
Total distributions	(4.04)	(8.02)	(6.45)	(9.84)	(6.32)	(5.12)
Net asset value, end of period	$369.37	$466.34	$370.12	$319.14	$251.57	$270.23
Total ReturnD,E,F	(20.06)%	28.45%	18.13%	31.22%	(4.59)%	21.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.32%I	1.18%	1.60%	1.80%	1.72%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$140,615	$175,058	$138,695	$117,666	$89,704	$92,965
Portfolio turnover rateJ	10%I	2%	8%	7%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$461.95	$366.73	$316.37	$249.51	$267.78	$224.72
Income from Investment Operations
Net investment income (loss)A,B	2.43	4.30	4.61	4.77	4.34	4.04
Net realized and unrealized gain (loss)	(94.77)	98.34	51.78	71.54	(16.96)	43.79
Total from investment operations	(92.34)	102.64	56.39	76.31	(12.62)	47.83
Distributions from net investment income	(.84)	(4.38)	(4.99)	(5.16)	(4.34)C	(3.99)
Distributions from net realized gain	(3.09)	(3.04)	(1.04)	(4.29)	(1.31)C	(.78)
Total distributions	(3.93)	(7.42)	(6.03)	(9.45)	(5.65)	(4.77)
Net asset value, end of period	$365.68	$461.95	$366.73	$316.37	$249.51	$267.78
Total ReturnD,E,F	(20.12)%	28.26%	17.95%	31.02%	(4.73)%	21.41%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.17%I	1.03%	1.45%	1.65%	1.57%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,551,261	$2,535,922	$2,016,568	$1,862,974	$1,016,922	$1,502,688
Portfolio turnover rateJ	10%I	2%	8%	7%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$10,600

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred Trustee compensation, certain deemed dividends and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,697,776,306
Gross unrealized depreciation	(231,689,163)
Net unrealized appreciation (depreciation)	$6,466,087,143
Tax cost	$3,716,496,971

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	559,068,119	865,358,544

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$79,095
Service Class 2	2,521,330
$2,600,425

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,588,511
Service Class	43,502
Service Class 2	554,693
$3,186,706

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Index 500 Portfolio	Borrower	$18,496,053.43%		$4,170

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Index 500 Portfolio	$7,411	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$90,390,314	$182,479,752
Service Class	1,519,435	2,994,448
Service Class 2	21,195,270	40,619,961
Total	$113,105,019	$226,094,161

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Index 500 Portfolio
Initial Class
Shares sold	1,481,735	2,745,150	$628,413,773	$1,148,896,729
Reinvestment of distributions	206,131	436,935	90,390,314	182,479,752
Shares redeemed	(1,147,187)	(2,479,063)	(479,649,006)	(1,048,210,036)
Net increase (decrease)	540,679	703,022	$239,155,081	$283,166,445
Service Class
Shares sold	14,733	23,523	$6,212,623	$9,835,903
Reinvestment of distributions	3,479	7,222	1,519,435	2,994,448
Shares redeemed	(12,915)	(30,087)	(5,432,066)	(12,494,804)
Net increase (decrease)	5,297	658	$2,299,992	$335,547
Service Class 2
Shares sold	863,340	417,151	$373,880,643	$170,508,643
Reinvestment of distributions	48,995	99,223	21,195,270	40,619,961
Shares redeemed	(2,159,846)	(525,457)	(883,102,049)	(218,387,406)
Net increase (decrease)	(1,247,511)	(9,083)	$(488,026,136)	$(7,258,802)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	42%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Index 500 Portfolio
Initial Class	.10%
Actual		$1,000.00	$799.80	$.45
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class	.20%
Actual		$1,000.00	$799.40	$.89
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$798.80	$1.56
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Index 500 Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Index 500 Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIDX-SANN-0822
1.705630.124

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Microsoft Corp.	8.4
Alphabet, Inc. Class C	6.6
Apple, Inc.	5.8
UnitedHealth Group, Inc.	4.9
Amazon.com, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.7
Meta Platforms, Inc. Class A	3.2
Eli Lilly & Co.	2.5
NVIDIA Corp.	2.2
Costco Wholesale Corp.	1.8
42.8

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	28.9
Health Care	17.4
Financials	12.5
Communication Services	11.0
Consumer Discretionary	9.2
Energy	4.8
Consumer Staples	4.4
Industrials	4.0
Materials	3.2
Utilities	0.7
Real Estate	0.4

Asset Allocation (% of fund's net assets)

As of June 30, 2022*
Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 7.0%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Entertainment - 1.0%
Activision Blizzard, Inc.	777,900	$60,567,294
Netflix, Inc. (a)	469,299	82,066,316
The Walt Disney Co. (a)	148,758	14,042,755
Universal Music Group NV	621,793	12,458,263
Warner Music Group Corp. Class A	155,900	3,797,724
		172,932,352
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	500	1,089,630
Class C (a)	532,904	1,165,700,855
Bumble, Inc. (a)	296,900	8,357,735
Meta Platforms, Inc. Class A (a)	3,493,413	563,312,846
Zoominfo Technologies, Inc. (a)	74,200	2,466,408
		1,740,927,474
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	333,227	21,149,918

TOTAL COMMUNICATION SERVICES		1,935,009,744

CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.5%
General Motors Co. (a)	382,000	12,132,320
Hyundai Motor Co.	128,600	18,008,689
Rad Power Bikes, Inc. (a)(b)(c)	401,674	2,092,722
Rivian Automotive, Inc. (d)	11,312	291,171
Tesla, Inc. (a)	22,000	14,815,240
Toyota Motor Corp.	2,415,500	37,269,488
		84,609,630
Distributors - 0.1%
Pool Corp.	48,800	17,140,024
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	2,073	181,491
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	224,100	19,962,828
Chipotle Mexican Grill, Inc. (a)	4,785	6,255,239
Hilton Worldwide Holdings, Inc.	240,500	26,801,320
Marriott International, Inc. Class A	399,400	54,322,394
		107,341,781
Household Durables - 0.1%
Lennar Corp. Class A	139,978	9,878,247
NVR, Inc. (a)	3,000	12,012,420
		21,890,667
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	6,147,740	652,951,465
Cazoo Group Ltd. Class A (a)	672,093	483,907
Coupang, Inc. Class A (a)(e)	1,178,495	15,025,811
Deliveroo PLC Class A (a)(d)	1,290,300	1,419,583
Doordash, Inc. (a)	17,125	1,098,911
eBay, Inc.	294,100	12,255,147
Wayfair LLC Class A (a)	12,900	561,924
Zomato Ltd. (a)(b)	3,953,000	2,560,952
		686,357,700
Leisure Products - 0.0%
Thule Group AB (d)	55,400	1,360,935
Multiline Retail - 0.6%
Dollar General Corp.	350,000	85,904,000
Dollar Tree, Inc. (a)	134,500	20,961,825
Dollarama, Inc.	48,600	2,798,502
		109,664,327
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	488,653	17,366,728
AutoZone, Inc. (a)	32,900	70,706,048
Dick's Sporting Goods, Inc.	242,429	18,271,874
Fanatics, Inc. Class A (b)(c)	232,280	14,048,294
Lowe's Companies, Inc.	278,664	48,674,241
National Vision Holdings, Inc. (a)(e)	201,000	5,527,500
O'Reilly Automotive, Inc. (a)	124,100	78,401,416
The Home Depot, Inc.	733,160	201,083,793
TJX Companies, Inc.	23,654	1,321,076
Tractor Supply Co.	50,000	9,692,500
Ulta Beauty, Inc. (a)	21,100	8,133,628
Williams-Sonoma, Inc.	187,600	20,814,220
		494,041,318
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	13,859	3,538,896
Dr. Martens Ltd.	1,957,400	5,656,632
NIKE, Inc. Class B	600,230	61,343,506
On Holding AG	520,100	9,200,569
Tapestry, Inc.	40,400	1,233,008
		80,972,611

TOTAL CONSUMER DISCRETIONARY		1,603,560,484

CONSUMER STAPLES - 4.4%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	116,600	6,279,138
Constellation Brands, Inc. Class A (sub. vtg.)	13,300	3,099,698
Diageo PLC	518,784	22,407,691
Keurig Dr. Pepper, Inc.	32,000	1,132,480
PepsiCo, Inc.	174,170	29,027,172
The Coca-Cola Co.	1,270,900	79,952,319
The Vita Coco Co., Inc. (e)	72,100	705,859
		142,604,357
Food & Staples Retailing - 1.9%
Albertsons Companies, Inc.	112,300	3,000,656
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	103,700	4,045,041
Costco Wholesale Corp.	642,601	307,985,807
Kroger Co.	62,200	2,943,926
Walmart, Inc.	199,000	24,194,420
		342,169,850
Food Products - 0.0%
Mondelez International, Inc.	34,600	2,148,314
Nestle SA (Reg. S)	19,150	2,238,113
		4,386,427
Household Products - 0.9%
Procter & Gamble Co.	1,040,100	149,555,979
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	479,394	122,087,270
L'Oreal SA (a)	19,100	6,631,626
Olaplex Holdings, Inc.	302,713	4,265,226
		132,984,122

TOTAL CONSUMER STAPLES		771,700,735

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	328,200	9,475,134
Halliburton Co.	1,338,500	41,975,360
Schlumberger Ltd.	21,800	779,568
Technip Energies NV	57,869	721,358
		52,951,420
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	63,200	1,937,080
Canadian Natural Resources Ltd.	643,000	34,552,758
Cenovus Energy, Inc. (Canada)	204,500	3,890,775
Cheniere Energy, Inc.	162,100	21,564,163
Chevron Corp.	446,700	64,673,226
ConocoPhillips Co.	989,400	88,858,014
Continental Resources, Inc.	137,200	8,966,020
Coterra Energy, Inc.	528,100	13,619,699
Devon Energy Corp.	420,400	23,168,244
Diamondback Energy, Inc.	132,800	16,088,720
EOG Resources, Inc.	301,400	33,286,616
Exxon Mobil Corp.	2,100,475	179,884,679
Hess Corp.	228,513	24,208,667
Imperial Oil Ltd.	21,700	1,022,961
Occidental Petroleum Corp.	2,035,200	119,832,576
PDC Energy, Inc.	732,400	45,123,164
Phillips 66 Co.	63,500	5,206,365
Pioneer Natural Resources Co.	143,800	32,078,904
Reliance Industries Ltd.	830,081	27,285,503
Suncor Energy, Inc.	246,700	8,655,199
Tourmaline Oil Corp.	20,412	1,061,354
Valero Energy Corp.	147,800	15,708,184
		770,672,871

TOTAL ENERGY		823,624,291

FINANCIALS - 12.5%
Banks - 3.0%
Banco Santander SA (Spain)	413,300	1,169,398
Bank of America Corp.	5,000,047	155,651,463
JPMorgan Chase & Co.	1,738,139	195,731,833
Nu Holdings Ltd. (e)	464,800	1,738,352
Royal Bank of Canada	692,500	67,055,003
Starling Bank Ltd. Series D(a)(b)(c)	2,643,467	7,587,790
The Toronto-Dominion Bank (e)	889,300	58,317,133
Wells Fargo & Co.	855,400	33,506,018
		520,756,990
Capital Markets - 3.2%
Ameriprise Financial, Inc.	94,800	22,532,064
BlackRock, Inc. Class A	38,900	23,691,656
Blackstone, Inc.	10,600	967,038
Brookfield Asset Management, Inc. (Canada) Class A	435,800	19,386,193
Charles Schwab Corp.	457,200	28,885,896
CME Group, Inc.	12,200	2,497,340
Coinbase Global, Inc. (a)(e)	16,864	792,945
Goldman Sachs Group, Inc.	149,200	44,315,384
Moody's Corp.	77,600	21,104,872
Morgan Stanley	2,436,700	185,335,402
MSCI, Inc.	251,428	103,626,050
Nordnet AB	170,000	2,221,853
Raymond James Financial, Inc.	490,000	43,810,900
S&P Global, Inc.	200,000	67,412,000
		566,579,593
Consumer Finance - 0.7%
American Express Co.	283,500	39,298,770
Capital One Financial Corp.	525,000	54,699,750
Discover Financial Services	287,857	27,225,515
		121,224,035
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	649,838,928
Insurance - 1.9%
Admiral Group PLC	547,326	14,950,873
American International Group, Inc.	785,911	40,183,629
Aon PLC	8,000	2,157,440
Arthur J. Gallagher & Co.	464,700	75,764,688
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	118,962
Chubb Ltd.	336,200	66,090,196
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,100	4,292,270
Hartford Financial Services Group, Inc.	185,700	12,150,351
Intact Financial Corp.	87,900	12,398,325
Marsh & McLennan Companies, Inc.	53,600	8,321,400
Progressive Corp.	436,500	50,751,855
The Travelers Companies, Inc.	275,000	46,510,750
W.R. Berkley Corp.	15,400	1,051,204
		334,741,943

TOTAL FINANCIALS		2,193,141,489

HEALTH CARE - 17.4%
Biotechnology - 2.7%
AbbVie, Inc.	494,507	75,738,692
Argenx SE ADR (a)	18,500	7,009,280
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,624	1,256,603
BioNTech SE ADR	8,000	1,192,800
Galapagos NV sponsored ADR (a)	128,100	7,147,980
Horizon Therapeutics PLC (a)	269,600	21,503,296
Intellia Therapeutics, Inc. (a)	46,252	2,394,004
Moderna, Inc. (a)	7,300	1,042,805
Regeneron Pharmaceuticals, Inc. (a)	362,825	214,476,742
United Therapeutics Corp. (a)	32,300	7,611,172
Vertex Pharmaceuticals, Inc. (a)	459,200	129,397,968
Zai Lab Ltd. (a)	436,170	1,486,918
		470,258,260
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	142,271	15,457,744
Edwards Lifesciences Corp. (a)	876,528	83,349,048
Envista Holdings Corp. (a)	132,253	5,097,031
Intuitive Surgical, Inc. (a)	284,660	57,134,109
ResMed, Inc.	138,000	28,928,940
Sonova Holding AG	38,205	12,166,050
Straumann Holding AG	8,810	1,061,307
		203,194,229
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	84,100	11,898,468
Cano Health, Inc. (a)	234,980	1,029,212
Centene Corp. (a)	58,052	4,911,780
Cigna Corp.	8,400	2,213,568
dentalcorp Holdings Ltd. (a)	337,000	3,118,140
Elevance Health, Inc.	96,900	46,762,002
Guardant Health, Inc. (a)	23,500	947,990
HCA Holdings, Inc.	116,067	19,506,220
Henry Schein, Inc. (a)	77,500	5,947,350
Laboratory Corp. of America Holdings	197,600	46,309,536
McKesson Corp.	169,636	55,336,960
Option Care Health, Inc. (a)	287,700	7,995,183
P3 Health Partners, Inc. (a)(b)	267,397	944,981
Tenet Healthcare Corp. (a)	678,000	35,635,680
UnitedHealth Group, Inc.	1,662,140	853,724,968
		1,096,282,038
Health Care Technology - 0.0%
Doximity, Inc. (e)	162,084	5,643,765
Life Sciences Tools & Services - 2.4%
Danaher Corp.	997,063	252,775,412
ICON PLC (a)	4,900	1,061,830
Mettler-Toledo International, Inc. (a)	8,400	9,649,668
Thermo Fisher Scientific, Inc.	228,668	124,230,751
Veterinary Emergency Group LLC Class A (b)(c)(f)	146,054	7,649,403
Waters Corp. (a)	56,936	18,844,677
West Pharmaceutical Services, Inc.	43,000	13,001,910
		427,213,651
Pharmaceuticals - 4.9%
AstraZeneca PLC sponsored ADR	900,048	59,466,171
Bristol-Myers Squibb Co.	1,040,500	80,118,500
Eli Lilly & Co.	1,366,653	443,109,902
GSK PLC sponsored ADR	26,200	1,140,486
Intra-Cellular Therapies, Inc. (a)	50,800	2,899,664
Johnson & Johnson	388,100	68,891,631
Merck & Co., Inc.	958,200	87,359,094
Nuvation Bio, Inc. (a)	256,585	831,335
Pfizer, Inc.	376,700	19,750,381
Roche Holding AG (participation certificate)	36,010	12,038,138
Royalty Pharma PLC	711,238	29,900,446
UCB SA	13,700	1,157,742
Zoetis, Inc. Class A	337,196	57,960,620
		864,624,110

TOTAL HEALTH CARE		3,067,216,053

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	86,400	37,148,544
Northrop Grumman Corp.	111,900	53,551,983
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	12,314,190
		103,014,717
Air Freight & Logistics - 0.8%
Delhivery Private Ltd. (b)	546,000	3,153,822
United Parcel Service, Inc. Class B	760,300	138,785,162
Zipline International, Inc. (b)(c)	50,479	1,417,955
		143,356,939
Airlines - 0.1%
Southwest Airlines Co. (a)	727,857	26,290,195
Building Products - 0.6%
Builders FirstSource, Inc. (a)	573,900	30,818,430
Carlisle Companies, Inc.	4,400	1,049,884
Carrier Global Corp.	895,700	31,940,662
Fortune Brands Home & Security, Inc.	236,340	14,152,039
Toto Ltd.	697,800	23,105,137
		101,066,152
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)	147,689	282,086
Cintas Corp.	5,025	1,876,988
Clean TeQ Water Pty Ltd. (a)	3,117	893
Copart, Inc. (a)	86,000	9,344,760
GFL Environmental, Inc.	78,500	2,025,300
		13,530,027
Construction & Engineering - 0.0%
Quanta Services, Inc.	66,700	8,360,178
Electrical Equipment - 0.1%
Acuity Brands, Inc.	6,700	1,032,068
AMETEK, Inc.	80,000	8,791,200
SES AI Corp. Class A (a)(e)	2,200	8,646
		9,831,914
Industrial Conglomerates - 0.3%
General Electric Co.	892,677	56,836,745
Machinery - 0.4%
AutoStore Holdings Ltd. (d)	126,800	180,229
Deere & Co.	78,400	23,478,448
Ingersoll Rand, Inc.	185,200	7,793,216
Otis Worldwide Corp.	386,700	27,328,089
PACCAR, Inc.	66,300	5,459,142
		64,239,124
Professional Services - 0.0%
FTI Consulting, Inc. (a)	3,500	632,975
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	358,500	25,040,969
J.B. Hunt Transport Services, Inc.	97,100	15,290,337
Old Dominion Freight Lines, Inc.	150,700	38,621,396
Union Pacific Corp.	257,700	54,962,256
		133,914,958
Trading Companies & Distributors - 0.0%
Ferguson PLC	7,600	850,026

TOTAL INDUSTRIALS		661,923,950

INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 0.0%
Arista Networks, Inc. (a)	91,900	8,614,706
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,514,031	161,853,316
CDW Corp.	20,600	3,245,736
Keysight Technologies, Inc. (a)	85,000	11,717,250
		176,816,302
IT Services - 2.5%
Accenture PLC Class A	603,997	167,699,767
Adyen BV (a)(d)	14,221	20,522,786
Cloudflare, Inc. (a)	2,553	111,694
Cognizant Technology Solutions Corp. Class A	183,100	12,357,419
MasterCard, Inc. Class A	295,000	93,066,600
MongoDB, Inc. Class A (a)	54,950	14,259,525
Snowflake, Inc. (a)	118,200	16,436,892
Visa, Inc. Class A	568,000	111,833,520
		436,288,203
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	1,226,373	93,780,743
Analog Devices, Inc.	233,739	34,146,931
Applied Materials, Inc.	12,200	1,109,956
ASML Holding NV	83,940	39,945,367
Broadcom, Inc.	245,400	119,217,774
Enphase Energy, Inc. (a)	12,500	2,440,500
KLA Corp.	235,000	74,983,800
Lam Research Corp.	201,951	86,061,419
Lattice Semiconductor Corp. (a)	68,200	3,307,700
Marvell Technology, Inc.	1,208,000	52,584,240
Monolithic Power Systems, Inc.	8,020	3,080,001
NVIDIA Corp.	2,517,440	381,618,730
NXP Semiconductors NV	455,400	67,412,862
onsemi (a)	1,583,700	79,675,947
Qualcomm, Inc.	1,254,117	160,200,906
Semtech Corp. (a)	112,989	6,211,005
Skyworks Solutions, Inc.	10,900	1,009,776
Synaptics, Inc. (a)	247,943	29,269,671
Texas Instruments, Inc.	99,200	15,242,080
		1,251,299,408
Software - 12.3%
Adobe, Inc. (a)	264,053	96,659,241
Aspen Technology, Inc. (a)	5,300	973,504
Atlassian Corp. PLC (a)	307,748	57,671,975
Cadence Design Systems, Inc. (a)	465,111	69,780,603
Check Point Software Technologies Ltd. (a)	44,000	5,358,320
Clear Secure, Inc. (e)	83,447	1,668,940
Datadog, Inc. Class A (a)	78,900	7,514,436
Dynatrace, Inc. (a)	17,300	682,312
Epic Games, Inc. (a)(b)(c)	18,849	17,529,570
Fortinet, Inc. (a)	1,670,500	94,516,890
Intuit, Inc.	74,532	28,727,614
KnowBe4, Inc. (a)	239,600	3,742,552
Microsoft Corp.	5,748,800	1,476,464,303
Roper Technologies, Inc.	121,400	47,910,510
Salesforce.com, Inc. (a)	1,294,638	213,667,056
ServiceNow, Inc. (a)	21,702	10,319,735
Stripe, Inc. Class B (a)(b)(c)	74,500	1,904,965
Synopsys, Inc. (a)	65,600	19,922,720
Tanium, Inc. Class B (a)(b)(c)	350,002	3,493,020
		2,158,508,266
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	7,458,500	1,019,726,120
Dell Technologies, Inc.	340,300	15,725,263
Pure Storage, Inc. Class A (a)	40,200	1,033,542
		1,036,484,925

TOTAL INFORMATION TECHNOLOGY		5,068,011,810

MATERIALS - 3.2%
Chemicals - 1.3%
CF Industries Holdings, Inc.	175,300	15,028,469
Corteva, Inc.	141,000	7,633,740
Dow, Inc.	1,416,455	73,103,243
Linde PLC	73,500	21,133,455
LyondellBasell Industries NV Class A	380,000	33,234,800
Nutrien Ltd.	119,700	9,538,893
Olin Corp.	17,100	791,388
Sherwin-Williams Co.	272,135	60,933,748
The Mosaic Co.	79,100	3,735,893
Westlake Corp.	98,156	9,621,251
		234,754,880
Metals & Mining - 1.9%
Agnico Eagle Mines Ltd. (Canada)	53,700	2,458,052
Barrick Gold Corp. (Canada)	1,084,509	19,176,060
Cleveland-Cliffs, Inc. (a)	424,300	6,521,491
First Quantum Minerals Ltd.	55,000	1,043,428
Franco-Nevada Corp.	753,855	99,163,089
Freeport-McMoRan, Inc.	2,734,572	80,013,577
Glencore Xstrata PLC	591,100	3,201,656
Ivanhoe Electric, Inc. (a)	70,900	616,830
Ivanhoe Mines Ltd. (a)	77,100	443,840
MP Materials Corp. (a)(e)	24,503	786,056
Newmont Corp.	360,500	21,511,035
Novagold Resources, Inc. (a)	62,678	299,464
Nucor Corp.	483,287	50,459,996
Steel Dynamics, Inc.	697,648	46,149,415
Stelco Holdings, Inc.	53,915	1,347,875
Sunrise Energy Metals Ltd. (a)	6,234	9,682
Wheaton Precious Metals Corp.	75,100	2,705,980
		335,907,526

TOTAL MATERIALS		570,662,406

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Commonwealth (a)	225,200	6,199,756
Equity Residential (SBI)	13,400	967,748
Prologis (REIT), Inc.	464,800	54,683,720
Welltower, Inc.	64,800	5,336,280
		67,187,504
UTILITIES - 0.7%
Electric Utilities - 0.7%
Constellation Energy Corp.	126,400	7,237,664
Exelon Corp.	109,300	4,953,476
NextEra Energy, Inc.	1,119,600	86,724,216
NRG Energy, Inc.	50,600	1,931,402
PG&E Corp. (a)	763,700	7,621,726
Southern Co.	142,438	10,157,254
		118,625,738
TOTAL COMMON STOCKS
(Cost $10,447,139,797)		16,880,664,204

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E (a)(b)(c)	27,000	1,061,100
Series F (b)(c)	85,531	3,361,368
		4,422,468
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	52,367	272,832
Series C (a)(b)(c)	206,059	1,073,567
Series D (b)(c)	277,030	1,443,326
		2,789,725
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	2,500	934,125
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)	65,587	3,164,979
GoBrands, Inc.:
Series G (a)(b)(c)	5,376	1,154,980
Series H (b)(c)	6,820	1,465,209
		5,785,168
TOTAL CONSUMER DISCRETIONARY		9,509,018
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	734,115
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	2,356,010
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	229,170	4,177,769
Series F (b)(c)	6,800	123,964
Somatus, Inc. Series E (b)(c)	1,539	1,342,985
		5,644,718
TOTAL HEALTH CARE		8,000,728
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	3,805,867
Space Exploration Technologies Corp. Series N (a)(b)(c)	39,568	27,697,600
		31,503,467
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	132,331	3,717,178
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	26,772	2,762,067
TOTAL INDUSTRIALS		37,982,712
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	9,262,407
Software - 0.0%
Nuro, Inc.:
Series C (a)(b)(c)	305,791	3,709,245
Series D (b)(c)	63,961	775,847
Stripe, Inc. Series H (a)(b)(c)	30,400	777,328
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,829,100
		7,091,520
TOTAL INFORMATION TECHNOLOGY		16,353,927

TOTAL CONVERTIBLE PREFERRED STOCKS		77,002,968

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)	103,462	4,992,683
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	935,500	10,926,640

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,919,323

TOTAL PREFERRED STOCKS
(Cost $77,554,721)		92,922,291
	Principal Amount	Value

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0%(b)(c)(g)
(Cost $1,810,000)	1,810,000	1,810,000
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (h)	582,412,754	582,529,236
Fidelity Securities Lending Cash Central Fund 1.58% (h)(i)	43,139,936	43,144,250
TOTAL MONEY MARKET FUNDS
(Cost $625,668,577)		625,673,486
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,152,173,095)		17,601,069,981
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,515,059)
NET ASSETS - 100%		$17,589,554,922

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,503,315 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,774,704 or 0.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Beta Technologies, Inc. Series B, 6.00%	4/4/22	$2,762,067
Bowery Farming, Inc. Series C1	5/18/21	$1,335,847
ByteDance Ltd. Series E1	11/18/20	$6,657,837
Circle Internet Financial Ltd. Series E	5/11/21	$1,679,200
Circle Internet Financial Ltd. Series F	5/9/22	$2,763,836
Delhivery Private Ltd.	5/20/21	$2,665,156
Discord, Inc. Series I	9/15/21	$1,376,561
ElevateBio LLC Series C	3/9/21	$2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	$10,838,175
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$7,999,410
GoBrands, Inc. Series G	3/2/21	$1,342,480
GoBrands, Inc. Series H	7/22/21	$2,649,506
Lyra Health, Inc. Series E	1/14/21	$2,098,418
Lyra Health, Inc. Series F	6/4/21	$106,790
Nuro, Inc. Series C	10/30/20	$3,991,979
Nuro, Inc. Series D	10/29/21	$1,333,313
P3 Health Partners, Inc.	5/25/21	$2,673,970
Rad Power Bikes, Inc.	1/21/21	$1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	$252,610
Rad Power Bikes, Inc. Series C	1/21/21	$993,996
Rad Power Bikes, Inc. Series D	9/17/21	$2,655,000
Reddit, Inc. Series E	5/18/21	$1,146,803
Reddit, Inc. Series F	8/11/21	$5,285,337
Relativity Space, Inc. Series E	5/27/21	$4,764,658
Somatus, Inc. Series E	1/31/22	$1,342,985
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	$10,018,108
Space Exploration Technologies Corp. Series N	8/4/20	$10,683,360
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$5,186,912
Stripe, Inc. Class B	5/18/21	$2,989,564
Stripe, Inc. Series H	3/15/21	$1,219,800
Tanium, Inc. Class B	9/18/20	$3,988,343
Tenstorrent, Inc. Series C1	4/23/21	$1,932,265
Tenstorrent, Inc. 0%	4/23/21	$1,810,000
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	$5,350,804
Zipline International, Inc.	10/12/21	$1,817,244
Zipline International, Inc. Series E	12/21/20	$4,317,881
Zomato Ltd.	12/9/20 - 2/5/21	$2,407,613

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$382,874,841	$2,833,126,927	$2,633,472,531	$1,250,945	$--	$(1)	$582,529,236	1.1%
Fidelity Securities Lending Cash Central Fund 1.58%	52,611,950	178,157,328	187,625,028	92,647	--	--	43,144,250	0.1%
Total	$435,486,791	$3,011,284,255	$2,821,097,559	$1,343,592	$--	$(1)	$625,673,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,939,432,212	$1,922,551,481	$12,458,263	$4,422,468
Consumer Discretionary	1,618,062,185	1,547,589,028	47,988,102	22,485,055
Consumer Staples	772,434,850	734,144,167	37,556,568	734,115
Energy	834,550,931	834,550,931	--	--
Financials	2,193,141,489	2,184,384,301	1,169,398	7,587,790
Health Care	3,075,216,781	3,045,522,224	14,044,426	15,650,131
Industrials	699,906,662	621,932,846	26,258,959	51,714,857
Information Technology	5,084,365,737	5,024,561,469	20,522,786	39,281,482
Materials	570,662,406	567,460,750	3,201,656	--
Real Estate	67,187,504	67,187,504	--	--
Utilities	118,625,738	118,625,738	--	--
Preferred Securities	1,810,000	--	--	1,810,000
Money Market Funds	625,673,486	625,673,486	--	--
Total Investments in Securities:	$17,601,069,981	$17,294,183,925	$163,200,158	$143,685,898

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,690,734) — See accompanying schedule: Unaffiliated issuers (cost $10,526,504,518)	$16,975,396,495
Fidelity Central Funds (cost $625,668,577)	625,673,486
Total Investment in Securities (cost $11,152,173,095)		$17,601,069,981
Cash		740,492
Foreign currency held at value (cost $328,734)		328,735
Receivable for investments sold		45,398,396
Receivable for fund shares sold		12,790,286
Dividends receivable		7,903,290
Distributions receivable from Fidelity Central Funds		579,865
Other receivables		897,649
Total assets		17,669,708,694
Liabilities
Payable for investments purchased	$17,756,393
Payable for fund shares redeemed	5,753,156
Accrued management fee	7,985,331
Distribution and service plan fees payable	1,604,879
Other affiliated payables	1,202,009
Other payables and accrued expenses	2,711,679
Collateral on securities loaned	43,140,325
Total liabilities		80,153,772
Net Assets		$17,589,554,922
Net Assets consist of:
Paid in capital		$10,625,593,311
Total accumulated earnings (loss)		6,963,961,611
Net Assets		$17,589,554,922
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,430,796,496 ÷ 189,413,811 shares)		$39.23
Service Class:
Net Asset Value, offering price and redemption price per share ($1,388,926,254 ÷ 35,650,033 shares)		$38.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,903,758,132 ÷ 182,417,988 shares)		$37.85
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,866,074,040 ÷ 47,970,323 shares)		$38.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$95,709,910
Income from Fidelity Central Funds (including $92,647 from security lending)		1,343,592
Total income		97,053,502
Expenses
Management fee	$54,455,043
Transfer agent fees	7,225,177
Distribution and service plan fees	11,006,622
Accounting fees	852,691
Custodian fees and expenses	127,976
Independent trustees' fees and expenses	36,897
Audit	35,200
Legal	8,791
Miscellaneous	41,386
Total expenses before reductions	73,789,783
Expense reductions	(342,828)
Total expenses after reductions		73,446,955
Net investment income (loss)		23,606,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $151,227)	586,281,669
Foreign currency transactions	(212)
Total net realized gain (loss)		586,281,457
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $393,810)	(7,268,854,817)
Fidelity Central Funds	(1)
Unfunded commitments	85,348
Assets and liabilities in foreign currencies	(68,005)
Total change in net unrealized appreciation (depreciation)		(7,268,837,475)
Net gain (loss)		(6,682,556,018)
Net increase (decrease) in net assets resulting from operations		$(6,658,949,471)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,606,547	$(7,306,438)
Net realized gain (loss)	586,281,457	2,055,817,989
Change in net unrealized appreciation (depreciation)	(7,268,837,475)	3,584,809,511
Net increase (decrease) in net assets resulting from operations	(6,658,949,471)	5,633,321,062
Distributions to shareholders	(214,629,029)	(2,897,643,752)
Share transactions - net increase (decrease)	(431,530,716)	1,027,321,142
Total increase (decrease) in net assets	(7,305,109,216)	3,762,998,452
Net Assets
Beginning of period	24,894,664,138	21,131,665,686
End of period	$17,589,554,922	$24,894,664,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$54.35	$48.17	$37.17	$32.13	$37.94	$33.18
Income from Investment Operations
Net investment income (loss)A,B	.08	.04	.07	.16	.23	.35
Net realized and unrealized gain (loss)	(14.73)	12.88	11.24	9.15	(2.50)	6.69
Total from investment operations	(14.65)	12.92	11.31	9.31	(2.27)	7.04
Distributions from net investment income	–	(.02)C	(.10)	(.16)	(.26)	(.36)
Distributions from net realized gain	(.47)	(6.72)C	(.21)	(4.11)	(3.28)	(1.91)
Total distributions	(.47)	(6.74)	(.31)	(4.27)	(3.54)	(2.28)D
Net asset value, end of period	$39.23	$54.35	$48.17	$37.17	$32.13	$37.94
Total ReturnE,F,G	(27.11)%	27.83%	30.57%	31.58%	(6.38)%	21.88%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.60%J	.60%	.61%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.60%J	.60%	.61%	.61%	.62%	.62%
Expenses net of all reductions	.60%J	.60%	.61%	.61%	.61%	.62%
Net investment income (loss)	.34%J	.08%	.17%	.48%	.64%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$7,430,797	$10,409,645	$8,916,447	$6,919,369	$6,240,295	$7,609,925
Portfolio turnover rateK	42%J	34%	39%	37%L	111%L	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$54.00	$47.89	$36.96	$31.97	$37.77	$33.04
Income from Investment Operations
Net investment income (loss)A,B	.06	(.01)	.03	.13	.19	.31
Net realized and unrealized gain (loss)	(14.63)	12.80	11.17	9.10	(2.48)	6.66
Total from investment operations	(14.57)	12.79	11.20	9.23	(2.29)	6.97
Distributions from net investment income	–	(.01)C	(.06)	(.13)	(.22)	(.33)
Distributions from net realized gain	(.47)	(6.67)C	(.21)	(4.11)	(3.28)	(1.91)
Total distributions	(.47)	(6.68)	(.27)	(4.24)	(3.51)D	(2.24)
Net asset value, end of period	$38.96	$54.00	$47.89	$36.96	$31.97	$37.77
Total ReturnE,F,G	(27.14)%	27.71%	30.43%	31.45%	(6.49)%	21.76%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.70%J	.70%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%J	.70%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.70%J	.70%	.71%	.71%	.71%	.72%
Net investment income (loss)	.24%J	(.02)%	.07%	.38%	.54%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,388,926	$2,001,479	$1,734,783	$1,493,164	$1,324,859	$1,569,798
Portfolio turnover rateK	42%J	34%	39%	37%L	111%L	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$52.51	$46.73	$36.10	$31.31	$37.05	$32.45
Income from Investment Operations
Net investment income (loss)A,B	.02	(.08)	(.03)	.08	.14	.25
Net realized and unrealized gain (loss)	(14.21)	12.46	10.90	8.89	(2.44)	6.54
Total from investment operations	(14.19)	12.38	10.87	8.97	(2.30)	6.79
Distributions from net investment income	–	–C,D	(.03)	(.07)	(.16)	(.28)
Distributions from net realized gain	(.47)	(6.60)C	(.21)	(4.11)	(3.28)	(1.91)
Total distributions	(.47)	(6.60)	(.24)	(4.18)	(3.44)	(2.19)
Net asset value, end of period	$37.85	$52.51	$46.73	$36.10	$31.31	$37.05
Total ReturnE,F,G	(27.19)%	27.51%	30.23%	31.27%	(6.64)%	21.59%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.85%J	.85%	.86%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.85%J	.85%	.86%	.86%	.87%	.87%
Expenses net of all reductions	.85%J	.85%	.86%	.86%	.86%	.87%
Net investment income (loss)	.09%J	(.17)%	(.08)%	.23%	.39%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$6,903,758	$9,861,435	$8,379,335	$8,038,646	$6,979,731	$9,255,124
Portfolio turnover rateK	42%J	34%	39%	37%L	111%L	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.92	$47.83	$36.91	$31.93	$37.74	$33.01
Income from Investment Operations
Net investment income (loss)A,B	.06	–C	.04	.14	.20	.32
Net realized and unrealized gain (loss)	(14.61)	12.78	11.16	9.08	(2.49)	6.66
Total from investment operations	(14.55)	12.78	11.20	9.22	(2.29)	6.98
Distributions from net investment income	–	(.01)D	(.07)	(.14)	(.23)	(.34)
Distributions from net realized gain	(.47)	(6.68)D	(.21)	(4.11)	(3.28)	(1.91)
Total distributions	(.47)	(6.69)	(.28)	(4.24)E	(3.52)E	(2.25)
Net asset value, end of period	$38.90	$53.92	$47.83	$36.91	$31.93	$37.74
Total ReturnF,G,H	(27.15)%	27.74%	30.48%	31.49%	(6.49)%	21.81%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.67%K	.67%	.69%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.67%K	.67%	.69%	.69%	.69%	.70%
Expenses net of all reductions	.67%K	.67%	.68%	.69%	.69%	.70%
Net investment income (loss)	.27%K	.01%	.09%	.40%	.56%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,866,074	$2,622,106	$2,101,100	$1,716,187	$1,402,867	$1,553,670
Portfolio turnover rateL	42%K	34%	39%	37%M	111%M	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$807,271

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,080,639,410
Gross unrealized depreciation	(664,605,518)
Net unrealized appreciation (depreciation)	$6,416,033,892
Tax cost	$11,185,036,089

The Fund elected to defer to its next fiscal year approximately $60,830,495 of capital losses recognized during the period November 1, 2021 to December 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
VIP Contrafund Portfolio	Twitter, Inc.	$5,530,460

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
VIP Contrafund Portfolio	7,649,403.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	4,267,670,867	5,131,678,266

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$833,395
Service Class 2	10,173,227
$11,006,622

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$2,696,760.06
Service Class	515,182.06
Service Class 2	2,515,443.06
Investor Class	1,497,792.14
	$7,225,177

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$55,907

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	195,928,119	341,216,850	43,126,212

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Contrafund Portfolio	$19,073

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Contrafund Portfolio	$9,765	$2,158	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $342,828.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$88,708,958	$1,209,794,502
Service Class	17,225,609	232,942,281
Service Class 2	86,100,024	1,156,875,876
Investor Class	22,594,438	298,031,093
Total	$214,629,029	$2,897,643,752

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Contrafund Portfolio
Initial Class
Shares sold	5,637,540	4,055,581	$253,316,128	$208,254,035
Reinvestment of distributions	1,860,909	23,155,770	88,708,958	1,209,794,502
Shares redeemed	(9,617,580)	(20,798,903)	(438,283,516)	(1,090,168,665)
Net increase (decrease)	(2,119,131)	6,412,448	$(96,258,430)	$327,879,872
Service Class
Shares sold	919,350	934,872	$42,483,119	$48,172,733
Reinvestment of distributions	363,716	4,490,338	17,225,609	232,942,281
Shares redeemed	(2,694,425)	(4,587,326)	(120,269,818)	(240,448,218)
Net increase (decrease)	(1,411,359)	837,884	$(60,561,090)	$40,666,796
Service Class 2
Shares sold	6,357,352	10,511,231	$276,238,866	$527,424,829
Reinvestment of distributions	1,870,520	22,915,494	86,100,024	1,156,875,876
Shares redeemed	(13,596,304)	(24,961,264)	(608,618,843)	(1,274,315,025)
Net increase (decrease)	(5,368,432)	8,465,461	$(246,279,953)	$409,985,680
Investor Class
Shares sold	634,922	1,564,566	$29,407,537	$83,760,317
Reinvestment of distributions	477,898	5,740,903	22,594,438	298,031,093
Shares redeemed	(1,775,178)	(2,605,285)	(80,433,218)	(133,002,616)
Net increase (decrease)	(662,358)	4,700,184	$(28,431,243)	$248,788,794

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	16%	2	22%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Contrafund Portfolio
Initial Class	.60%
Actual		$1,000.00	$728.90	$2.57
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class	.70%
Actual		$1,000.00	$728.60	$3.00
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class 2.85%
Actual		$1,000.00	$728.10	$3.64
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Investor Class	.67%
Actual		$1,000.00	$728.50	$2.87
Hypothetical-C		$1,000.00	$1,021.47	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Contrafund Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Contrafund Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and equal to the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPCON-SANN-0822
1.705691.124

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	17.8%
France	17.0%
Canada	11.8%
Netherlands	10.3%
Switzerland	7.6%
Sweden	7.4%
United Kingdom	7.3%
Japan	5.7%
Ireland	5.1%
Other	10.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2022

% of fund's net assets
Stocks	98.5
Short-Term Investments and Net Other Assets (Liabilities)	1.5

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5
Nestle SA (Reg. S) (Switzerland, Food Products)	3.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
L'Oreal SA (France, Personal Products)	2.3
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	2.2
Keyence Corp. (Japan, Electronic Equipment & Components)	2.1
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.1
Sika AG (Switzerland, Chemicals)	2.0
25.6

Market Sectors as of June 30, 2022

% of fund's net assets
Industrials	24.7
Information Technology	24.7
Health Care	13.9
Financials	13.0
Consumer Discretionary	10.8
Consumer Staples	7.7
Materials	3.7

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Canada - 11.8%
Brookfield Asset Management, Inc. Class A	207,846	$9,242,912
Canadian National Railway Co.	81,500	9,167,484
Canadian Pacific Railway Ltd.	146,000	10,197,996
Constellation Software, Inc.	6,390	9,486,062
Thomson Reuters Corp.	85,300	8,892,485
Waste Connections, Inc. (Canada)	72,730	9,017,797

TOTAL CANADA		56,004,736

Denmark - 4.5%
DSV A/S	68,460	9,626,662
Novo Nordisk A/S Series B	108,700	12,055,090

TOTAL DENMARK		21,681,752

France - 17.0%
Dassault Systemes SA	262,260	9,714,339
EssilorLuxottica SA (a)	62,473	9,355,460
Hermes International SCA	8,979	10,039,982
L'Oreal SA	31,390	10,898,782
LVMH Moet Hennessy Louis Vuitton SE	22,001	13,483,930
Sartorius Stedim Biotech	28,228	8,853,753
Schneider Electric SA	80,570	9,600,364
Teleperformance	29,776	9,152,063

TOTAL FRANCE		81,098,673

India - 2.0%
HDFC Bank Ltd.	547,050	9,371,371
HDFC Bank Ltd. sponsored ADR	1,300	71,448

TOTAL INDIA		9,442,819

Ireland - 5.1%
Accenture PLC Class A	29,750	8,260,088
Kingspan Group PLC (Ireland)	129,200	7,771,681
Linde PLC	28,540	8,206,106

TOTAL IRELAND		24,237,875

Japan - 5.7%
Hoya Corp.	100,320	8,565,796
Keyence Corp.	29,280	10,041,231
Tokyo Electron Ltd.	26,662	8,702,299

TOTAL JAPAN		27,309,326

Netherlands - 10.3%
Adyen BV (b)(c)	5,740	8,283,580
ASM International NV (Netherlands)	34,940	8,736,428
ASML Holding NV (Netherlands)	27,560	13,020,389
Ferrari NV (Italy)	51,200	9,400,363
Wolters Kluwer NV	98,372	9,541,912

TOTAL NETHERLANDS		48,982,672

Sweden - 7.4%
ASSA ABLOY AB (B Shares)	368,000	7,853,137
Atlas Copco AB (A Shares)	973,800	9,114,812
Evolution AB (c)	101,200	9,201,214
Hexagon AB (B Shares)	846,900	8,849,305

TOTAL SWEDEN		35,018,468

Switzerland - 7.6%
Lonza Group AG	1,652	882,395
Nestle SA (Reg. S)	138,570	16,195,058
Partners Group Holding AG	10,291	9,272,842
Sika AG	42,175	9,735,562

TOTAL SWITZERLAND		36,085,857

Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,027,800	16,475,485
United Kingdom - 7.3%
Diageo PLC	216,500	9,351,223
London Stock Exchange Group PLC	82,291	7,678,714
RELX PLC (London Stock Exchange)	310,000	8,416,922
Rentokil Initial PLC	1,585,600	9,160,496

TOTAL UNITED KINGDOM		34,607,355

United States of America - 16.3%
Danaher Corp.	34,750	8,809,820
IDEXX Laboratories, Inc. (b)	25,050	8,785,787
Marsh & McLennan Companies, Inc.	57,089	8,863,067
Moody's Corp.	32,150	8,743,836
NICE Ltd. sponsored ADR (b)	44,260	8,517,837
NVIDIA Corp.	46,842	7,100,779
S&P Global, Inc.	25,763	8,683,677
Thermo Fisher Scientific, Inc.	16,524	8,977,159
Zoetis, Inc. Class A	52,100	8,955,469

TOTAL UNITED STATES OF AMERICA		77,437,431

TOTAL COMMON STOCKS
(Cost $451,925,872)		468,382,449

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.58% (d)	5,930,796	5,931,982
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	54,995	55,000
TOTAL MONEY MARKET FUNDS
(Cost $5,986,982)		5,986,982
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $457,912,854)		474,369,431
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,220,463
NET ASSETS - 100%		$475,589,894

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,484,794 or 3.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$78,082,043	$91,412,068	$163,562,129	$7,971	$--	$--	$5,931,982	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	--	19,706,889	19,651,889	10,857	--	--	55,000	0.0%
Total	$78,082,043	$111,118,957	$183,214,018	$18,828	$--	$--	$5,986,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,480,949	$37,997,019	$13,483,930	$--
Consumer Staples	36,445,063	--	36,445,063	--
Financials	61,927,867	44,877,782	17,050,085	--
Health Care	65,885,269	52,947,784	12,937,485	--
Industrials	117,513,811	72,901,914	44,611,897	--
Information Technology	117,187,822	42,101,194	75,086,628	--
Materials	17,941,668	8,206,106	9,735,562	--
Money Market Funds	5,986,982	5,986,982	--	--
Total Investments in Securities:	$474,369,431	$265,018,781	$209,350,650	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $152,084) — See accompanying schedule: Unaffiliated issuers (cost $451,925,872)	$468,382,449
Fidelity Central Funds (cost $5,986,982)	5,986,982
Total Investment in Securities (cost $457,912,854)		$474,369,431
Foreign currency held at value (cost $41,759)		41,764
Receivable for investments sold		2,790,372
Receivable for fund shares sold		188,267
Dividends receivable		190,577
Reclaims receivable		774,640
Distributions receivable from Fidelity Central Funds		12,125
Other receivables		249,374
Total assets		478,616,550
Liabilities
Payable for investments purchased	$2,224,792
Payable for fund shares redeemed	268,515
Accrued management fee	278,495
Distribution and service plan fees payable	12,366
Other affiliated payables	65,296
Other payables and accrued expenses	122,192
Collateral on securities loaned	55,000
Total liabilities		3,026,656
Net Assets		$475,589,894
Net Assets consist of:
Paid in capital		$501,021,669
Total accumulated earnings (loss)		(25,431,775)
Net Assets		$475,589,894
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($129,299,176 ÷ 8,054,036 shares)		$16.05
Service Class:
Net Asset Value, offering price and redemption price per share ($3,722,483 ÷ 232,848 shares)		$15.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($56,634,062 ÷ 3,573,143 shares)		$15.85
Investor Class:
Net Asset Value, offering price and redemption price per share ($285,934,173 ÷ 17,987,403 shares)		$15.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$4,365,291
Foreign tax reclaims		283,740
Income from Fidelity Central Funds (including $10,857 from security lending)		18,828
Income before foreign taxes withheld		4,667,859
Less foreign taxes withheld		(811,945)
Total income		3,855,914
Expenses
Management fee	$1,910,792
Transfer agent fees	304,357
Distribution and service plan fees	78,793
Accounting fees	142,274
Custodian fees and expenses	45,655
Independent trustees' fees and expenses	980
Audit	33,550
Legal	428
Interest	3,954
Miscellaneous	1,055
Total expenses before reductions	2,521,838
Expense reductions	(8,769)
Total expenses after reductions		2,513,069
Net investment income (loss)		1,342,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,755)	(33,133,209)
Foreign currency transactions	(86,782)
Total net realized gain (loss)		(33,219,991)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $220,162)	(169,424,637)
Assets and liabilities in foreign currencies	(67,461)
Total change in net unrealized appreciation (depreciation)		(169,492,098)
Net gain (loss)		(202,712,089)
Net increase (decrease) in net assets resulting from operations		$(201,369,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,342,845	$26,296
Net realized gain (loss)	(33,219,991)	53,271,246
Change in net unrealized appreciation (depreciation)	(169,492,098)	13,616,641
Net increase (decrease) in net assets resulting from operations	(201,369,244)	66,914,183
Distributions to shareholders	(41,347,655)	(35,601,116)
Share transactions - net increase (decrease)	32,329,896	68,701,190
Total increase (decrease) in net assets	(210,387,003)	100,014,257
Net Assets
Beginning of period	685,976,897	585,962,640
End of period	$475,589,894	$685,976,897

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.37	$23.03	$19.50	$14.82	$17.39	$12.80
Income from Investment Operations
Net investment income (loss)A,B	.05	.02	.08	.14C	.12	.09
Net realized and unrealized gain (loss)	(6.92)	2.75	4.13	4.79	(2.31)	4.57
Total from investment operations	(6.87)	2.77	4.21	4.93	(2.19)	4.66
Distributions from net investment income	–	–	(.06)	(.09)D	(.12)	(.07)
Distributions from net realized gain	(1.45)	(1.43)	(.61)	(.16)D	(.26)	–
Total distributions	(1.45)	(1.43)	(.68)E	(.25)	(.38)	(.07)
Net asset value, end of period	$16.05	$24.37	$23.03	$19.50	$14.82	$17.39
Total ReturnF,G,H	(29.41)%	12.39%	22.18%	33.33%	(12.75)%	36.45%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.82%K	.82%	.85%	.86%	.89%	.92%
Expenses net of fee waivers, if any	.82%K	.82%	.85%	.86%	.89%	.92%
Expenses net of all reductions	.82%K	.82%	.80%	.84%	.85%	.89%
Net investment income (loss)	.55%K	.08%	.39%	.78%C	.69%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$129,299	$185,777	$162,289	$235,985	$20,921	$28,572
Portfolio turnover rateL	117%K	147%	158%	137%	184%	153%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.28	$22.97	$19.46	$14.79	$17.36	$12.78
Income from Investment Operations
Net investment income (loss)A,B	.04	–C	.06	.12D	.10	.07
Net realized and unrealized gain (loss)	(6.88)	2.73	4.12	4.78	(2.30)	4.57
Total from investment operations	(6.84)	2.73	4.18	4.90	(2.20)	4.64
Distributions from net investment income	–	–	(.06)	(.07)E	(.11)	(.06)
Distributions from net realized gain	(1.45)	(1.42)	(.61)	(.16)E	(.26)	–
Total distributions	(1.45)	(1.42)	(.67)	(.23)	(.37)	(.06)
Net asset value, end of period	$15.99	$24.28	$22.97	$19.46	$14.79	$17.36
Total ReturnF,G,H	(29.40)%	12.21%	22.11%	33.15%	(12.85)%	36.35%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.92%K	.92%	.94%	.96%	.99%	1.02%
Expenses net of fee waivers, if any	.92%K	.92%	.94%	.96%	.99%	1.02%
Expenses net of all reductions	.92%K	.92%	.90%	.94%	.95%	.99%
Net investment income (loss)	.45%K	(.02)%	.30%	.68%D	.59%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$3,722	$5,064	$3,298	$739	$503	$236
Portfolio turnover rateL	117%K	147%	158%	137%	184%	153%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.11	$22.81	$19.33	$14.70	$17.26	$12.72
Income from Investment Operations
Net investment income (loss)A,B	.03	(.04)	.03	.09C	.07	.05
Net realized and unrealized gain (loss)	(6.84)	2.73	4.09	4.75	(2.28)	4.54
Total from investment operations	(6.81)	2.69	4.12	4.84	(2.21)	4.59
Distributions from net investment income	–	–	(.03)	(.04)D	(.09)	(.05)
Distributions from net realized gain	(1.45)	(1.39)	(.61)	(.16)D	(.26)	–
Total distributions	(1.45)	(1.39)	(.64)	(.21)E	(.35)	(.05)
Net asset value, end of period	$15.85	$24.11	$22.81	$19.33	$14.70	$17.26
Total ReturnF,G,H	(29.48)%	12.11%	21.91%	32.93%	(12.98)%	36.09%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.07%K	1.07%	1.09%	1.11%	1.14%	1.17%
Expenses net of fee waivers, if any	1.07%K	1.07%	1.09%	1.11%	1.14%	1.17%
Expenses net of all reductions	1.07%K	1.07%	1.05%	1.09%	1.10%	1.14%
Net investment income (loss)	.30%K	(.17)%	.15%	.53%C	.44%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$56,634	$68,271	$41,512	$25,986	$17,134	$12,533
Portfolio turnover rateL	117%K	147%	158%	137%	184%	153%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.15	$22.85	$19.35	$14.71	$17.26	$12.71
Income from Investment Operations
Net investment income (loss)A,B	.04	–C	.06	.12D	.10	.08
Net realized and unrealized gain (loss)	(6.84)	2.72	4.10	4.75	(2.28)	4.54
Total from investment operations	(6.80)	2.72	4.16	4.87	(2.18)	4.62
Distributions from net investment income	–	–	(.05)	(.07)E	(.11)	(.07)
Distributions from net realized gain	(1.45)	(1.42)	(.61)	(.16)E	(.26)	–
Total distributions	(1.45)	(1.42)	(.66)	(.23)	(.37)	(.07)
Net asset value, end of period	$15.90	$24.15	$22.85	$19.35	$14.71	$17.26
Total ReturnF,G,H	(29.39)%	12.24%	22.14%	33.16%	(12.80)%	36.33%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.89%K	.90%	.92%	.94%	.97%	1.00%
Expenses net of fee waivers, if any	.89%K	.90%	.92%	.94%	.97%	1.00%
Expenses net of all reductions	.89%K	.90%	.88%	.92%	.93%	.97%
Net investment income (loss)	.48%K	- %L	.32%	.70%D	.61%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$285,934	$426,865	$378,864	$319,432	$240,661	$286,191
Portfolio turnover rateM	117%K	147%	158%	137%	184%	153%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

 E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,666,799
Gross unrealized depreciation	(54,543,473)
Net unrealized appreciation (depreciation)	$13,123,326
Tax cost	$461,246,105

The Fund elected to defer to its next fiscal year approximately $8,352,905 of capital losses recognized during the period November 1, 2021 to December 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	336,136,280	332,450,560

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,133
Service Class 2	76,660
$78,793

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$47,501.06
Service Class	1,319.06
Service Class 2	19,163.06
Investor Class	236,374.14
	$304,357

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$529

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$6,670,571	1.30%	$3,375

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	30,480,306	22,893,332	(2,269,931)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP International Capital Appreciation Portfolio	$495

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP International Capital Appreciation Portfolio	$1,120	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	$2,271,778	1.02%	$579

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,769.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$11,033,939	$7,944,073
Service Class	311,575	259,844
Service Class 2	4,272,195	3,152,768
Investor Class	25,729,946	24,244,431
Total	$41,347,655	$35,601,116

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	66,350	3,300,193	$1,314,531	$80,402,622
Reinvestment of distributions	545,964	339,463	11,033,939	7,944,073
Shares redeemed	(182,314)	(3,061,007)	(3,448,465)	(70,562,404)
Net increase (decrease)	430,000	578,649	$8,900,005	$17,784,291
Service Class
Shares sold	23,443	78,401	$440,342	$1,806,994
Reinvestment of distributions	15,092	10,790	303,809	252,265
Shares redeemed	(14,229)	(24,248)	(269,048)	(575,552)
Net increase (decrease)	24,306	64,943	$475,103	$1,483,707
Service Class 2
Shares sold	731,381	1,253,378	$13,813,917	$29,603,200
Reinvestment of distributions	213,931	135,884	4,272,195	3,152,768
Shares redeemed	(204,219)	(376,802)	(3,814,801)	(8,861,375)
Net increase (decrease)	741,093	1,012,460	$14,271,311	$23,894,593
Investor Class
Shares sold	298,908	1,657,885	$6,064,209	$38,720,039
Reinvestment of distributions	1,285,212	1,043,791	25,729,946	24,244,431
Shares redeemed	(1,270,452)	(1,610,790)	(23,110,678)	(37,425,871)
Net increase (decrease)	313,668	1,090,886	$8,683,477	$25,538,599

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: International Capital Appreciation Portfolio	64%	1	23%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP International Capital Appreciation Portfolio
Initial Class	.82%
Actual		$1,000.00	$705.90	$3.47
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Service Class	.92%
Actual		$1,000.00	$706.00	$3.89
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Service Class 2	1.07%
Actual		$1,000.00	$705.20	$4.52
Hypothetical-C		$1,000.00	$1,019.49	$5.36
Investor Class	.89%
Actual		$1,000.00	$706.10	$3.76
Hypothetical-C		$1,000.00	$1,020.38	$4.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP International Capital Appreciation Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP International Capital Appreciation Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPCAP-SANN-0822
1.818378.117

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Qualys, Inc.	0.7
ExlService Holdings, Inc.	0.7
ABM Industries, Inc.	0.7
Terreno Realty Corp.	0.7
CommVault Systems, Inc.	0.7
Commercial Metals Co.	0.6
Watts Water Technologies, Inc. Class A	0.6
United Community Bank, Inc.	0.6
Semtech Corp.	0.6
Tenable Holdings, Inc.	0.6
6.5

Market Sectors as of June 30, 2022

% of fund's net assets
Industrials	16.3
Information Technology	14.9
Health Care	14.8
Financials	14.7
Consumer Discretionary	9.3
Energy	7.0
Real Estate	6.7
Materials	4.8
Communication Services	3.3
Consumer Staples	2.9
Utilities	2.2

Asset Allocation (% of fund's net assets)

As of June 30, 2022*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.8%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Bandwidth, Inc. (a)	5,600	$105,392
Cogent Communications Group, Inc.	13,010	790,488
EchoStar Holding Corp. Class A (a)(b)	70,315	1,357,080
IDT Corp. Class B (a)	9,043	227,431
Liberty Latin America Ltd. Class C (a)	2,725	21,228
Ooma, Inc. (a)	45,485	538,542
		3,040,161
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	58,988	799,287
Lions Gate Entertainment Corp.:
Class A (a)	36,754	342,180
Class B (a)	42,988	379,584
		1,521,051
Interactive Media & Services - 0.7%
EverQuote, Inc. Class A (a)	12,188	107,742
TrueCar, Inc. (a)(b)	118,439	306,757
Yelp, Inc. (a)	61,133	1,697,663
Zedge, Inc. (a)	11,195	32,242
		2,144,404
Media - 0.6%
AMC Networks, Inc. Class A (a)	15,007	437,004
John Wiley & Sons, Inc. Class A (b)	6,364	303,945
TEGNA, Inc.	12,775	267,892
Thryv Holdings, Inc. (a)	4,515	101,091
WideOpenWest, Inc. (a)	31,466	572,996
		1,682,928
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	17,975	291,015
Telephone & Data Systems, Inc.	69,468	1,096,900
U.S. Cellular Corp. (a)	6,832	197,855
		1,585,770

TOTAL COMMUNICATION SERVICES		9,974,314

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.6%
LCI Industries	2,963	331,500
Luminar Technologies, Inc. (a)	11,300	67,009
Modine Manufacturing Co. (a)	34,561	363,927
Standard Motor Products, Inc.	18,659	839,468
		1,601,904
Automobiles - 0.3%
Fisker, Inc. (a)(b)	7,153	61,301
Winnebago Industries, Inc. (b)	19,207	932,692
		993,993
Distributors - 0.0%
Funko, Inc. (a)	4,300	95,976
Diversified Consumer Services - 0.9%
2U, Inc. (a)	110,091	1,152,653
American Public Education, Inc. (a)	7,483	120,925
Graham Holdings Co.	472	267,548
PowerSchool Holdings, Inc. (b)	6,763	81,494
Stride, Inc. (a)	28,559	1,164,922
		2,787,542
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc. (b)	71,177	1,182,962
Chuy's Holdings, Inc. (a)	4,478	89,202
Hilton Grand Vacations, Inc. (a)	4,384	156,640
International Game Technology PLC (b)	33,601	623,635
Texas Roadhouse, Inc. Class A	10,623	777,604
Wingstop, Inc. (b)	2,417	180,719
		3,010,762
Household Durables - 1.8%
Century Communities, Inc.	25,102	1,128,837
Flexsteel Industries, Inc. (b)	9,996	179,928
Installed Building Products, Inc.	10,099	839,833
Lovesac (a)	12,314	338,635
M.D.C. Holdings, Inc.	12,324	398,188
M/I Homes, Inc. (a)	23,460	930,424
Meritage Homes Corp. (a)	14,060	1,019,350
Skyline Champion Corp. (a)	9,435	447,408
		5,282,603
Internet & Direct Marketing Retail - 0.6%
Quotient Technology, Inc. (a)	158,121	469,619
Revolve Group, Inc. (a)	13,765	356,651
Shutterstock, Inc. (b)	16,606	951,690
		1,777,960
Leisure Products - 0.4%
Johnson Outdoors, Inc. Class A	7,956	486,589
Nautilus, Inc. (a)(b)	55,684	97,447
Sturm, Ruger & Co., Inc.	2,142	136,338
Vista Outdoor, Inc. (a)(b)	20,490	571,671
		1,292,045
Multiline Retail - 0.8%
Dillard's, Inc. Class A (b)	5,135	1,132,627
Macy's, Inc.	64,167	1,175,539
		2,308,166
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	19,832	704,829
America's Car Mart, Inc. (a)	976	98,186
American Eagle Outfitters, Inc.	30,178	337,390
Asbury Automotive Group, Inc. (a)	3,303	559,330
Group 1 Automotive, Inc. (b)	10,895	1,849,971
Lithia Motors, Inc. Class A (sub. vtg.)	3,368	925,560
MarineMax, Inc. (a)	23,182	837,334
Sonic Automotive, Inc. Class A (sub. vtg.)	18,433	675,201
The Container Store Group, Inc. (a)	40,087	249,742
TravelCenters of America LLC (a)	15,326	528,287
		6,765,830
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	22,976	1,118,242
G-III Apparel Group Ltd. (a)	17,858	361,267
Lakeland Industries, Inc. (a)(b)	12,915	198,374
Rocky Brands, Inc.	4,032	137,814
		1,815,697

TOTAL CONSUMER DISCRETIONARY		27,732,478

CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	3,306	1,864,253
Duckhorn Portfolio, Inc. (a)(b)	33,458	704,625
Primo Water Corp.	49,126	657,306
		3,226,184
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A (b)	14,547	1,261,952
Natural Grocers by Vitamin Cottage, Inc.	12,027	191,831
PriceSmart, Inc.	1,405	100,640
Sprouts Farmers Market LLC (a)	32,312	818,140
Weis Markets, Inc.	6,689	498,598
		2,871,161
Food Products - 0.7%
Hostess Brands, Inc. Class A (a)	83,563	1,772,371
John B. Sanfilippo & Son, Inc.	34	2,465
Sanderson Farms, Inc.	538	115,955
TreeHouse Foods, Inc. (a)	2,311	96,646
Utz Brands, Inc. Class A (b)	8,844	122,224
		2,109,661
Personal Products - 0.1%
BellRing Brands, Inc. (a)	8,284	206,189
USANA Health Sciences, Inc. (a)	2,968	214,764
		420,953

TOTAL CONSUMER STAPLES		8,627,959

ENERGY - 7.0%
Energy Equipment & Services - 1.2%
Archrock, Inc.	32,485	268,651
Bristow Group, Inc. (a)	7,749	181,327
Championx Corp.	12,759	253,266
Dril-Quip, Inc. (a)	4,977	128,407
Helmerich & Payne, Inc.	23,558	1,014,407
Nabors Industries Ltd. (a)	5,090	681,551
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	189,002
Oceaneering International, Inc. (a)	50,564	540,024
Patterson-UTI Energy, Inc.	8,326	131,218
Tidewater, Inc. (a)	4,909	103,531
		3,491,384
Oil, Gas & Consumable Fuels - 5.8%
Arch Resources, Inc.	4,831	691,268
Callon Petroleum Co. (a)	3,932	154,134
Centennial Resource Development, Inc. Class A (a)	152,969	914,755
Civitas Resources, Inc.	4,874	254,861
CNX Resources Corp. (a)	18,546	305,267
Comstock Resources, Inc. (a)	54,271	655,594
CONSOL Energy, Inc. (a)	13,548	669,000
Delek U.S. Holdings, Inc.	23,957	619,049
DHT Holdings, Inc.	21,561	132,169
Equitrans Midstream Corp.	141,630	900,767
Golar LNG Ltd. (a)	72,113	1,640,571
Kosmos Energy Ltd. (a)	165,452	1,024,148
Laredo Petroleum, Inc. (a)	1,911	131,744
Magnolia Oil & Gas Corp. Class A	45,282	950,469
Matador Resources Co.	28,010	1,304,986
Murphy Oil Corp.	36,566	1,103,928
Par Pacific Holdings, Inc. (a)	62,684	977,244
PBF Energy, Inc. Class A (a)	26,785	777,301
Peabody Energy Corp. (a)(b)	11,937	254,616
Ranger Oil Corp. (a)	4,038	132,729
Scorpio Tankers, Inc.	5,417	186,941
SFL Corp. Ltd.	28,541	270,854
SM Energy Co.	35,689	1,220,207
Southwestern Energy Co. (a)	26,486	165,538
Talos Energy, Inc. (a)	31,239	483,267
Uranium Energy Corp. (a)(b)	69,138	212,945
W&T Offshore, Inc. (a)	47,282	204,258
Whiting Petroleum Corp.	1,210	82,316
World Fuel Services Corp.	42,652	872,660
		17,293,586

TOTAL ENERGY		20,784,970

FINANCIALS - 14.7%
Banks - 8.8%
1st Source Corp.	8,032	364,653
Banc of California, Inc. (b)	25,915	456,622
BancFirst Corp. (b)	3,094	296,127
Banner Corp.	13,706	770,414
Capital City Bank Group, Inc.	1,334	37,205
Cathay General Bancorp	19,118	748,470
Central Pacific Financial Corp.	8,737	187,409
Citizens Financial Group, Inc.	40,762	1,454,796
Columbia Banking Systems, Inc.	60,729	1,739,886
Community Bank System, Inc.	7,655	484,408
Community Trust Bancorp, Inc.	4,717	190,755
ConnectOne Bancorp, Inc.	3,532	86,357
Eastern Bankshares, Inc.	29,311	541,081
Financial Institutions, Inc.	10,123	263,400
First Bancorp, Puerto Rico	61,422	792,958
First Commonwealth Financial Corp.	11,835	158,826
First Financial Bankshares, Inc. (b)	34,320	1,347,746
Fulton Financial Corp.	70,891	1,024,375
Glacier Bancorp, Inc. (b)	21,182	1,004,450
Great Southern Bancorp, Inc.	15,126	885,779
Hancock Whitney Corp.	25,532	1,131,834
Mercantile Bank Corp.	1,897	60,609
Midland States Bancorp, Inc.	6,148	147,798
NBT Bancorp, Inc.	6,443	242,192
Northwest Bancshares, Inc.	39,009	499,315
OFG Bancorp	15,856	402,742
Old National Bancorp, Indiana	90,565	1,339,456
Park National Corp. (b)	1,985	240,681
Peapack-Gladstone Financial Corp.	7,441	220,998
Preferred Bank, Los Angeles	1,304	88,698
Renasant Corp.	4,633	133,477
S&T Bancorp, Inc.	5,526	151,578
ServisFirst Bancshares, Inc.	6,769	534,209
Sierra Bancorp	9,632	209,303
Silvergate Capital Corp. (a)	7,496	401,261
Simmons First National Corp. Class A	15,812	336,163
Texas Capital Bancshares, Inc. (a)	5,558	292,573
Tompkins Financial Corp.	2,784	200,726
TowneBank	5,070	137,651
Trico Bancshares	4,917	224,412
Trustmark Corp.	9,482	276,780
UMB Financial Corp.	19,276	1,659,664
United Bankshares, Inc., West Virginia (b)	13,223	463,731
United Community Bank, Inc.	63,803	1,926,213
Univest Corp. of Pennsylvania	8,356	212,577
Veritex Holdings, Inc.	19,036	556,993
Washington Federal, Inc.	30,201	906,634
Westamerica Bancorp.	6,165	343,144
		26,177,129
Capital Markets - 1.9%
Cowen Group, Inc. Class A (b)	25,461	603,171
Focus Financial Partners, Inc. Class A (a)	48,995	1,668,770
Open Lending Corp. (a)	8,470	86,648
Oppenheimer Holdings, Inc. Class A (non-vtg.)	17,928	592,341
StepStone Group, Inc. Class A	3,175	82,645
Stifel Financial Corp.	25,627	1,435,625
StoneX Group, Inc. (a)	8,857	691,466
Virtus Investment Partners, Inc.	3,191	545,725
		5,706,391
Consumer Finance - 0.8%
FirstCash Holdings, Inc.	7,515	522,368
Green Dot Corp. Class A (a)	6,726	168,890
LendingClub Corp. (a)	28,128	328,816
Nelnet, Inc. Class A	8,057	686,859
PROG Holdings, Inc. (a)	32,368	534,072
Regional Management Corp. (b)	7,908	295,522
		2,536,527
Diversified Financial Services - 0.1%
Compass Diversified Holdings	9,335	199,956
Insurance - 1.3%
American Equity Investment Life Holding Co.	2,040	74,603
Amerisafe, Inc.	11,222	583,656
CNO Financial Group, Inc.	6,464	116,934
Employers Holdings, Inc.	3,579	149,924
Horace Mann Educators Corp.	5,841	224,178
Kinsale Capital Group, Inc.	393	90,249
Selective Insurance Group, Inc.	14,775	1,284,539
Trupanion, Inc. (a)(b)	23,106	1,392,368
		3,916,451
Mortgage Real Estate Investment Trusts - 1.1%
Arbor Realty Trust, Inc.	50,041	656,038
Blackstone Mortgage Trust, Inc. (b)	28,840	798,003
Dynex Capital, Inc.	32,443	516,493
Franklin BSP Realty Trust, Inc. (b)	8,600	115,928
Invesco Mortgage Capital, Inc.(b)	15,097	221,624
KKR Real Estate Finance Trust, Inc. (b)	4,316	75,314
Ladder Capital Corp. Class A	13,400	141,236
PennyMac Mortgage Investment Trust (b)	17,351	239,964
Ready Capital Corp. (b)	30,775	366,838
TPG RE Finance Trust, Inc.	19,178	172,794
		3,304,232
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc. (a)	2,849	102,137
Capitol Federal Financial, Inc.	33,970	311,845
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,658	552,504
NMI Holdings, Inc. (a)	21,157	352,264
Radian Group, Inc.	27,475	539,884
Waterstone Financial, Inc.	18,875	321,819
		2,180,453

TOTAL FINANCIALS		44,021,139

HEALTH CARE - 14.8%
Biotechnology - 6.3%
2seventy bio, Inc. (a)(b)	16,617	219,344
4D Molecular Therapeutics, Inc. (a)	10,859	75,796
Adverum Biotechnologies, Inc. (a)(b)	95,044	114,053
Affimed NV (a)	44,681	123,766
Agenus, Inc. (a)(b)	83,771	162,516
Agios Pharmaceuticals, Inc. (a)	6,386	141,578
Akebia Therapeutics, Inc. (a)	216,942	76,602
Alector, Inc. (a)	24,426	248,168
Alkermes PLC (a)	27,583	821,698
Allakos, Inc. (a)	36,544	114,383
Amicus Therapeutics, Inc. (a)(b)	21,574	231,705
Anavex Life Sciences Corp. (a)(b)	15,788	158,038
Anika Therapeutics, Inc. (a)	4,450	99,324
Apellis Pharmaceuticals, Inc. (a)	8,459	382,516
Arbutus Biopharma Corp. (a)(b)	57,393	155,535
Arcellx, Inc.	6,500	117,520
Arrowhead Pharmaceuticals, Inc. (a)	8,272	291,257
Assembly Biosciences, Inc. (a)	48,169	101,155
Atara Biotherapeutics, Inc. (a)	30,100	234,479
Athenex, Inc. (a)	33,586	13,750
Atreca, Inc. (a)(b)	38,927	69,679
Avid Bioservices, Inc. (a)	15,270	233,020
Beam Therapeutics, Inc. (a)(b)	4,107	158,982
BioCryst Pharmaceuticals, Inc. (a)	18,515	195,889
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,207	758,712
bluebird bio, Inc. (a)(b)	36,759	152,182
Blueprint Medicines Corp. (a)	5,249	265,127
Bolt Biotherapeutics, Inc. (a)(b)	27,696	56,500
BridgeBio Pharma, Inc. (a)(b)	29,738	270,021
Coherus BioSciences, Inc. (a)	9,999	72,393
Corbus Pharmaceuticals Holdings, Inc. (a)	135,883	34,270
Curis, Inc. (a)	43,904	43,223
Cytokinetics, Inc. (a)	6,188	243,127
CytomX Therapeutics, Inc. (a)	58,459	106,980
Deciphera Pharmaceuticals, Inc. (a)	27,361	359,797
Denali Therapeutics, Inc. (a)	7,956	234,145
Eagle Pharmaceuticals, Inc. (a)	4,364	193,893
Editas Medicine, Inc. (a)(b)	13,712	162,213
Eiger Biopharmaceuticals, Inc. (a)	8,522	53,689
Emergent BioSolutions, Inc. (a)	10,463	324,772
EQRx, Inc. (a)	31,200	146,328
Fate Therapeutics, Inc. (a)(b)	5,261	130,368
FibroGen, Inc. (a)	25,800	272,448
Forma Therapeutics Holdings, Inc. (a)	6,265	43,166
Fortress Biotech, Inc. (a)	29,605	24,865
Global Blood Therapeutics, Inc. (a)	12,655	404,327
Gossamer Bio, Inc. (a)(b)	19,524	163,416
Gritstone Bio, Inc. (a)(b)	42,382	102,564
Gt Biopharma, Inc. (a)(b)	17,977	53,751
Halozyme Therapeutics, Inc. (a)	13,977	614,988
Harpoon Therapeutics, Inc. (a)(b)	23,419	44,730
Heron Therapeutics, Inc. (a)(b)	47,386	132,207
Homology Medicines, Inc. (a)	22,439	44,205
Humanigen, Inc. (a)(b)	41,215	72,951
ImmunoGen, Inc. (a)	68,852	309,834
Infinity Pharmaceuticals, Inc. (a)	92,615	58,560
Insmed, Inc. (a)	24,032	473,911
Intellia Therapeutics, Inc. (a)	9,117	471,896
Intercept Pharmaceuticals, Inc. (a)(b)	15,411	212,826
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	5,925	68,315
Iveric Bio, Inc. (a)	3,200	30,784
Jounce Therapeutics, Inc. (a)	24,419	73,990
Karuna Therapeutics, Inc. (a)	1,634	206,717
Karyopharm Therapeutics, Inc. (a)(b)	39,121	176,436
Kezar Life Sciences, Inc. (a)(b)	29,355	242,766
Kiniksa Pharmaceuticals Ltd. (a)	18,327	177,589
Kura Oncology, Inc. (a)	22,657	415,303
La Jolla Pharmaceutical Co./California (a)(b)	31,907	101,783
Macrogenics, Inc. (a)(b)	10,684	31,518
Madrigal Pharmaceuticals, Inc. (a)	3,647	261,052
MiMedx Group, Inc. (a)	19,565	67,891
Minerva Neurosciences, Inc. (a)	7,721	25,557
Mustang Bio, Inc. (a)(b)	38,177	22,334
Myriad Genetics, Inc. (a)	4,833	87,816
Natera, Inc. (a)	3,593	127,336
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
ORIC Pharmaceuticals, Inc. (a)	48,226	216,052
Ovid Therapeutics, Inc. (a)(b)	32,292	69,428
Passage Bio, Inc. (a)	21,054	49,687
Pieris Pharmaceuticals, Inc. (a)	44,332	82,901
Point Biopharma Global, Inc. (a)	10,920	74,365
Precigen, Inc. (a)(b)	69,772	93,494
Precision BioSciences, Inc. (a)	22,043	35,269
Protagonist Therapeutics, Inc. (a)	21,764	172,153
PTC Therapeutics, Inc. (a)	13,379	535,963
Puma Biotechnology, Inc. (a)	22,568	64,319
RAPT Therapeutics, Inc. (a)	6,233	113,752
REGENXBIO, Inc. (a)	10,853	268,069
Replimune Group, Inc. (a)	3,280	57,334
Rigel Pharmaceuticals, Inc. (a)	67,503	76,278
Sage Therapeutics, Inc. (a)	2,509	81,041
Sangamo Therapeutics, Inc. (a)	41,072	170,038
Selecta Biosciences, Inc. (a)(b)	46,724	61,208
Seres Therapeutics, Inc. (a)	34,293	117,625
Sesen Bio, Inc. (a)(b)	165,842	134,398
Silverback Therapeutics, Inc. (a)	11,442	48,514
Surface Oncology, Inc. (a)	32,938	54,018
TCR2 Therapeutics, Inc. (a)	36,076	104,620
TG Therapeutics, Inc. (a)	37,158	157,922
Travere Therapeutics, Inc. (a)	14,761	357,659
Turning Point Therapeutics, Inc. (a)	1,714	128,979
Twist Bioscience Corp. (a)	10,576	369,737
Vanda Pharmaceuticals, Inc. (a)	18,432	200,909
Veracyte, Inc. (a)(b)	12,194	242,661
Vericel Corp. (a)	2,477	62,371
Vir Biotechnology, Inc. (a)	10,857	276,528
Voyager Therapeutics, Inc. (a)(b)	24,687	145,900
Xbiotech, Inc.	7,080	39,860
Xencor, Inc. (a)	5,637	154,285
Zentalis Pharmaceuticals, Inc. (a)	8,112	227,947
		18,811,609
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	187,563	367,623
Atricure, Inc. (a)	11,722	478,961
Avanos Medical, Inc. (a)	36,757	1,004,936
Cardiovascular Systems, Inc. (a)	10,045	144,246
Cerus Corp. (a)	172,425	912,128
Figs, Inc. Class A (a)	47,000	428,170
Invacare Corp. (a)(b)	43,581	55,784
IRadimed Corp.	3,035	103,008
iRhythm Technologies, Inc. (a)	4,872	526,322
Lantheus Holdings, Inc. (a)	4,744	313,246
LeMaitre Vascular, Inc. (b)	2,708	123,349
LivaNova PLC (a)	2,222	138,808
Merit Medical Systems, Inc. (a)	1,369	74,296
Neogen Corp. (a)	38,159	919,250
Novocure Ltd. (a)(b)	2,820	195,990
Orthofix International NV (a)	12,846	302,395
Shockwave Medical, Inc. (a)(b)	8,558	1,636,033
Staar Surgical Co. (a)	13,424	952,164
SurModics, Inc. (a)	24,353	906,662
Tactile Systems Technology, Inc. (a)	14,452	105,500
Zimvie, Inc. (a)	853	13,657
		9,702,528
Health Care Providers & Services - 2.7%
Addus HomeCare Corp. (a)	6,560	546,317
AMN Healthcare Services, Inc. (a)	6,742	739,665
Clover Health Investments Corp. (a)	146,597	313,718
Fulgent Genetics, Inc. (a)	7,638	416,500
Invitae Corp. (a)(b)	37,906	92,491
LHC Group, Inc. (a)	1,827	284,537
National Healthcare Corp.	13,744	960,706
Option Care Health, Inc. (a)	24,720	686,969
Owens & Minor, Inc.	28,343	891,387
Patterson Companies, Inc.	43,343	1,313,293
Privia Health Group, Inc. (a)	4,603	134,039
Select Medical Holdings Corp.	31,654	747,667
Tenet Healthcare Corp. (a)	5,602	294,441
The Ensign Group, Inc.	9,791	719,345
		8,141,075
Health Care Technology - 0.8%
Computer Programs & Systems, Inc. (a)(b)	7,816	249,878
Health Catalyst, Inc. (a)	12,130	175,764
HealthStream, Inc. (a)	11,327	245,909
MultiPlan Corp. Class A (a)(b)	69,990	384,245
Nextgen Healthcare, Inc. (a)	76,329	1,331,178
		2,386,974
Life Sciences Tools & Services - 0.4%
AbCellera Biologics, Inc. (a)	12,489	133,008
Berkeley Lights, Inc. (a)	23,254	115,572
MaxCyte, Inc.	20,659	97,717
Medpace Holdings, Inc. (a)	4,884	730,988
		1,077,285
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)(b)	19,435	145,763
Amneal Pharmaceuticals, Inc. (a)(b)	42,303	134,524
Amphastar Pharmaceuticals, Inc. (a)(b)	9,800	340,942
Arvinas Holding Co. LLC (a)	3,346	140,833
Atea Pharmaceuticals, Inc. (a)	21,416	152,054
Corcept Therapeutics, Inc. (a)(b)	20,180	479,880
Edgewise Therapeutics, Inc. (a)	7,078	56,341
Endo International PLC (a)	402,737	187,555
Intra-Cellular Therapies, Inc. (a)	9,036	515,775
NGM Biopharmaceuticals, Inc. (a)	11,201	143,597
Odonate Therapeutics, Inc. (a)	39,639	63,422
Oramed Pharmaceuticals, Inc. (a)(b)	29,537	135,279
Pacira Biosciences, Inc. (a)	3,659	213,320
Prestige Brands Holdings, Inc. (a)	10,247	602,524
Supernus Pharmaceuticals, Inc. (a)	11,784	340,793
Theravance Biopharma, Inc. (a)	31,640	286,658
WAVE Life Sciences (a)	22,804	74,113
		4,013,373

TOTAL HEALTH CARE		44,132,844

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	29,427	1,231,226
Astronics Corp. (a)	26,142	265,864
Parsons Corp. (a)	45,780	1,850,428
		3,347,518
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	2,619	75,244
Forward Air Corp.	7,758	713,426
Hub Group, Inc. Class A (a)	7,862	557,730
		1,346,400
Airlines - 0.5%
Mesa Air Group, Inc. (a)	47,931	104,969
SkyWest, Inc. (a)	65,482	1,391,493
		1,496,462
Building Products - 0.7%
Apogee Enterprises, Inc. (b)	3,874	151,938
Masonite International Corp. (a)	10,855	833,990
Resideo Technologies, Inc. (a)	39,426	765,653
UFP Industries, Inc.	6,960	474,254
		2,225,835
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	46,592	2,023,025
ACCO Brands Corp.	25,852	168,814
Brady Corp. Class A	2,418	114,226
Cimpress PLC (a)	8,713	338,936
Kimball International, Inc. Class B	33,345	255,756
Pitney Bowes, Inc.	21,788	78,873
Tetra Tech, Inc.	1,687	230,360
The Brink's Co.	9,313	565,392
The GEO Group, Inc. (a)	128,663	849,176
		4,624,558
Construction & Engineering - 1.8%
Arcosa, Inc.	15,999	742,834
Comfort Systems U.S.A., Inc.	5,702	474,121
Dycom Industries, Inc. (a)	7,534	700,963
EMCOR Group, Inc.	14,295	1,471,813
Fluor Corp. (a)	30,000	730,200
MYR Group, Inc. (a)	13,927	1,227,387
		5,347,318
Electrical Equipment - 1.6%
Atkore, Inc. (a)	21,084	1,750,183
AZZ, Inc.	36,815	1,502,788
EnerSys	5,129	302,406
Preformed Line Products Co.	7,015	431,423
Regal Rexnord Corp.	3,935	446,701
TPI Composites, Inc. (a)(b)	22,124	276,550
		4,710,051
Machinery - 2.5%
Gorman-Rupp Co.	3,702	104,767
Hurco Companies, Inc.	10,939	270,631
Hyster-Yale Materials Handling Class A	9,198	296,360
Kennametal, Inc.	57,920	1,345,482
L.B. Foster Co. Class A (a)	3,644	46,898
Manitowoc Co., Inc. (a)	7,560	79,607
Mueller Industries, Inc.	30,546	1,627,796
Nikola Corp. (a)(b)	11,016	52,436
Proto Labs, Inc. (a)	18,601	889,872
Tennant Co.	2,721	161,219
Titan International, Inc. (a)	48,058	725,676
Watts Water Technologies, Inc. Class A	15,699	1,928,465
Welbilt, Inc. (a)	3,013	71,740
		7,600,949
Marine - 0.5%
Matson, Inc.	16,081	1,171,983
Safe Bulkers, Inc.	69,594	265,849
		1,437,832
Professional Services - 1.8%
ASGN, Inc. (a)	4,051	365,603
CRA International, Inc.	2,958	264,209
First Advantage Corp.	31,645	400,942
Heidrick & Struggles International, Inc.	4,200	135,912
Kforce, Inc.	15,530	952,610
Korn Ferry	8,367	485,453
ManTech International Corp. Class A	332	31,689
TriNet Group, Inc. (a)	16,892	1,311,157
TrueBlue, Inc. (a)	16,902	302,546
Upwork, Inc. (a)	56,512	1,168,668
		5,418,789
Road & Rail - 1.0%
ArcBest Corp.	3,332	234,473
Marten Transport Ltd.	44,209	743,595
Saia, Inc. (a)	7,270	1,366,760
Werner Enterprises, Inc.	19,462	750,065
		3,094,893
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	11,821	1,136,826
Boise Cascade Co.	27,036	1,608,372
Global Industrial Co.	20,803	702,517
GMS, Inc. (a)	21,418	953,101
Rush Enterprises, Inc. Class A	28,817	1,388,979
Titan Machinery, Inc. (a)	37,967	850,840
Transcat, Inc. (a)	1,500	85,215
Veritiv Corp. (a)	11,666	1,266,344
		7,992,194

TOTAL INDUSTRIALS		48,642,799

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.4%
Digi International, Inc. (a)	5,263	127,470
Extreme Networks, Inc. (a)	133,257	1,188,652
		1,316,122
Electronic Equipment & Components - 2.2%
Belden, Inc.	33,544	1,786,889
Benchmark Electronics, Inc.	31,825	717,972
Daktronics, Inc. (a)	11,995	36,105
Fabrinet (a)	4,487	363,896
Kimball Electronics, Inc. (a)(b)	37,231	748,343
PC Connection, Inc.	10,239	451,028
Rogers Corp. (a)	950	248,986
Sanmina Corp. (a)	8,953	364,656
ScanSource, Inc. (a)	25,144	782,984
Vishay Intertechnology, Inc.	57,527	1,025,131
		6,525,990
IT Services - 2.0%
Conduent, Inc. (a)	76,871	332,083
CSG Systems International, Inc.	21,301	1,271,244
EVO Payments, Inc. Class A (a)	26,328	619,235
ExlService Holdings, Inc. (a)	14,591	2,149,692
Flywire Corp. (a)	34,700	611,761
Perficient, Inc. (a)	8,013	734,712
Remitly Global, Inc. (b)	11,108	85,087
		5,803,814
Semiconductors & Semiconductor Equipment - 3.2%
Axcelis Technologies, Inc. (a)	5,303	290,817
CMC Materials, Inc.	1,721	300,297
Diodes, Inc. (a)	17,438	1,125,972
Kulicke & Soffa Industries, Inc. (b)	30,256	1,295,259
Lattice Semiconductor Corp. (a)	31,647	1,534,880
MACOM Technology Solutions Holdings, Inc. (a)	4,663	214,964
MaxLinear, Inc. Class A (a)	7,785	264,534
Photronics, Inc. (a)	86,231	1,679,780
Semtech Corp. (a)	34,753	1,910,372
SiTime Corp. (a)	1,773	289,052
Synaptics, Inc. (a)	5,084	600,166
		9,506,093
Software - 6.8%
8x8, Inc. (a)	26,129	134,564
Agilysys, Inc. (a)	35,249	1,666,220
Alarm.com Holdings, Inc. (a)	5,450	337,137
Appian Corp. Class A (a)(b)	15,823	749,377
Box, Inc. Class A (a)(b)	66,390	1,669,045
CommVault Systems, Inc. (a)	31,267	1,966,694
Couchbase, Inc. (b)	9,107	149,537
Domo, Inc. Class B (a)	51,972	1,444,822
Momentive Global, Inc. (a)	68,877	606,118
Pagerduty, Inc. (a)	20,671	512,227
Progress Software Corp.	37,523	1,699,792
Qualys, Inc. (a)	17,222	2,172,373
Rapid7, Inc. (a)	2,832	189,178
SailPoint Technologies Holding, Inc. (a)	6,612	414,440
SecureWorks Corp. (a)	18,453	200,400
Sprout Social, Inc. (a)	24,753	1,437,407
SPS Commerce, Inc. (a)	14,934	1,688,289
Sumo Logic, Inc. (a)	20,397	152,774
Tenable Holdings, Inc. (a)	41,355	1,877,931
Upland Software, Inc. (a)	20,229	293,725
Vonage Holdings Corp. (a)	12,569	236,800
Yext, Inc. (a)	37,775	180,565
Zuora, Inc. (a)	61,860	553,647
		20,333,062
Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc. (a)	25,145	1,014,601

TOTAL INFORMATION TECHNOLOGY		44,499,682

MATERIALS - 4.8%
Chemicals - 1.9%
AdvanSix, Inc.	26,609	889,805
American Vanguard Corp.	26,740	597,639
Cabot Corp.	1,284	81,906
FutureFuel Corp.	25,866	188,304
H.B. Fuller Co.	9,430	567,780
Hawkins, Inc.	1,200	43,236
Innospec, Inc.	4,499	430,959
Intrepid Potash, Inc. (a)	3,356	151,993
Livent Corp. (a)(b)	58,457	1,326,389
Rayonier Advanced Materials, Inc. (a)	30,737	80,531
Schweitzer-Mauduit International, Inc.	10,668	267,980
Sensient Technologies Corp.	4,139	333,438
Stepan Co.	6,328	641,343
Trinseo PLC	5,803	223,183
		5,824,486
Containers & Packaging - 0.8%
Greif, Inc. Class A	10,849	676,761
Myers Industries, Inc.	70,717	1,607,397
		2,284,158
Metals & Mining - 2.1%
Allegheny Technologies, Inc. (a)	17,033	386,819
Alpha Metallurgical Resources	8,314	1,073,587
Commercial Metals Co.	58,629	1,940,620
Constellium NV (a)	38,067	502,865
Materion Corp.	2,141	157,856
MP Materials Corp. (a)	12,359	396,477
Novagold Resources, Inc. (a)	9,727	46,787
Olympic Steel, Inc.	11,168	287,576
Ryerson Holding Corp.	31,390	668,293
Schnitzer Steel Industries, Inc. Class A	7,346	241,243
SunCoke Energy, Inc.	32,962	224,471
TimkenSteel Corp. (a)	24,741	462,904
		6,389,498

TOTAL MATERIALS		14,498,142

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Agree Realty Corp.	14,172	1,022,226
Alexanders, Inc.	1,050	233,268
American Assets Trust, Inc.	10,451	310,395
Apple Hospitality (REIT), Inc.	68,659	1,007,228
Ashford Hospitality Trust, Inc. (a)(b)	28,748	171,913
Brandywine Realty Trust (SBI)	83,522	805,152
CareTrust (REIT), Inc.	8,571	158,049
Chatham Lodging Trust (a)	7,951	83,088
EastGroup Properties, Inc.	8,664	1,337,115
Equity Commonwealth (a)	18,006	495,705
Essential Properties Realty Trust, Inc.	36,298	780,044
Four Corners Property Trust, Inc.	45,624	1,213,142
Global Net Lease, Inc. (b)	87,794	1,243,163
Healthcare Realty Trust, Inc.	8,464	230,221
iStar Financial, Inc.	16,765	229,848
Kite Realty Group Trust	51,589	891,974
National Storage Affiliates Trust	32,676	1,636,087
Necessity Retail (REIT), Inc./The	67,888	494,225
Outfront Media, Inc.	42,233	715,849
Pebblebrook Hotel Trust	14,192	235,161
Piedmont Office Realty Trust, Inc. Class A	8,599	112,819
Plymouth Industrial REIT, Inc. (b)	20,174	353,852
PS Business Parks, Inc.	885	165,628
Retail Opportunity Investments Corp.	20,507	323,600
RLJ Lodging Trust	20,508	226,203
SITE Centers Corp.	53,518	720,887
Stag Industrial, Inc.	58,616	1,810,062
Summit Hotel Properties, Inc. (a)	19,988	145,313
Terreno Realty Corp.	36,188	2,016,757
Universal Health Realty Income Trust (SBI)	8,508	452,711
Xenia Hotels & Resorts, Inc. (a)	7,359	106,926
		19,728,611
Real Estate Management & Development - 0.1%
eXp World Holdings, Inc. (b)	12,967	152,622
Newmark Group, Inc.	27,084	261,902
		414,524

TOTAL REAL ESTATE		20,143,135

UTILITIES - 2.2%
Electric Utilities - 0.7%
Otter Tail Corp.	16,960	1,138,525
PNM Resources, Inc.	3,080	147,162
Portland General Electric Co.	12,835	620,316
		1,906,003
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	7,563	321,428
New Jersey Resources Corp.	18,543	825,720
Northwest Natural Holding Co.	3,685	195,674
South Jersey Industries, Inc.	3,005	102,591
Southwest Gas Corp.	11,591	1,009,344
		2,454,757
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc.:
Class A	38,032	1,215,883
Class C	10,547	367,457
Sunnova Energy International, Inc. (a)(b)	26,252	483,824
		2,067,164
Water Utilities - 0.0%
American States Water Co.	1,237	100,828

TOTAL UTILITIES		6,528,752

TOTAL COMMON STOCKS
(Cost $310,264,615)		289,586,214

Money Market Funds - 10.9%
Fidelity Cash Central Fund 1.58% (d)	8,664,427	8,666,160
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	23,960,081	23,962,477
TOTAL MONEY MARKET FUNDS
(Cost $32,628,637)		32,628,637
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $342,893,252)		322,214,851
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(23,283,857)
NET ASSETS - 100%		$298,930,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	101	Sept. 2022	$8,625,400	$(7,459)	$(7,459)

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$6,073,355	$32,442,961	$29,850,156	$17,315	$--	$--	$8,666,160	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	55,595,009	99,823,715	131,456,247	37,894	--	--	23,962,477	0.1%
Total	$61,668,364	$132,266,676	$161,306,403	$55,209	$--	$--	$32,628,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,974,314	$9,974,314	$--	$--
Consumer Discretionary	27,732,478	27,732,478	--	--
Consumer Staples	8,627,959	8,627,959	--	--
Energy	20,784,970	20,784,970	--	--
Financials	44,021,139	44,021,139	--	--
Health Care	44,132,844	44,132,844	--	--
Industrials	48,642,799	48,642,799	--	--
Information Technology	44,499,682	44,499,682	--	--
Materials	14,498,142	14,498,142	--	--
Real Estate	20,143,135	20,143,135	--	--
Utilities	6,528,752	6,528,752	--	--
Money Market Funds	32,628,637	32,628,637	--	--
Total Investments in Securities:	$322,214,851	$322,214,851	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(7,459)	$(7,459)	$--	$--
Total Liabilities	$(7,459)	$(7,459)	$--	$--
Total Derivative Instruments:	$(7,459)	$(7,459)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(7,459)
Total Equity Risk	0	(7,459)
Total Value of Derivatives	$0	$(7,459)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,889,675) — See accompanying schedule: Unaffiliated issuers (cost $310,264,615)	$289,586,214
Fidelity Central Funds (cost $32,628,637)	32,628,637
Total Investment in Securities (cost $342,893,252)		$322,214,851
Segregated cash with brokers for derivative instruments		555,500
Receivable for fund shares sold		84,666
Dividends receivable		281,527
Distributions receivable from Fidelity Central Funds		15,983
Total assets		323,152,527
Liabilities
Payable for fund shares redeemed	$24,995
Accrued management fee	93,984
Distribution and service plan fees payable	3,756
Payable for daily variation margin on futures contracts	67,670
Other affiliated payables	42,763
Other payables and accrued expenses	29,049
Collateral on securities loaned	23,959,316
Total liabilities		24,221,533
Net Assets		$298,930,994
Net Assets consist of:
Paid in capital		$329,697,780
Total accumulated earnings (loss)		(30,766,786)
Net Assets		$298,930,994
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,426,198 ÷ 1,868,905 shares)		$13.07
Service Class:
Net Asset Value, offering price and redemption price per share ($193,254 ÷ 14,729 shares)		$13.12
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,866,420 ÷ 1,288,369 shares)		$13.09
Investor Class:
Net Asset Value, offering price and redemption price per share ($257,445,122 ÷ 19,821,362 shares)		$12.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$2,146,445
Income from Fidelity Central Funds (including $37,894 from security lending)		55,209
Total income		2,201,654
Expenses
Management fee	$653,595
Transfer agent fees	218,921
Distribution and service plan fees	23,405
Accounting fees	66,634
Custodian fees and expenses	9,589
Independent trustees' fees and expenses	613
Audit	25,169
Legal	2,641
Miscellaneous	729
Total expenses before reductions	1,001,296
Expense reductions	(14)
Total expenses after reductions		1,001,282
Net investment income (loss)		1,200,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,549,667)
Futures contracts	(2,135,219)
Total net realized gain (loss)		(7,684,886)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(80,559,054)
Futures contracts	(276,910)
Total change in net unrealized appreciation (depreciation)		(80,835,964)
Net gain (loss)		(88,520,850)
Net increase (decrease) in net assets resulting from operations		$(87,320,478)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,200,372	$1,596,615
Net realized gain (loss)	(7,684,886)	74,543,680
Change in net unrealized appreciation (depreciation)	(80,835,964)	(13,222,869)
Net increase (decrease) in net assets resulting from operations	(87,320,478)	62,917,426
Distributions to shareholders	(63,924,960)	(8,288,609)
Share transactions - net increase (decrease)	42,668,721	58,275,616
Total increase (decrease) in net assets	(108,576,717)	112,904,433
Net Assets
Beginning of period	407,507,711	294,603,278
End of period	$298,930,994	$407,507,711

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$17.27	$14.68	$13.07	$16.86	$16.25
Income from Investment Operations
Net investment income (loss)A,B	.06	.10	.10	.15	.14	.11
Net realized and unrealized gain (loss)	(4.12)	3.44	2.60	2.81	(2.20)	1.01
Total from investment operations	(4.06)	3.54	2.70	2.96	(2.06)	1.12
Distributions from net investment income	(.04)	(.08)	(.11)	(.14)	(.14)	(.12)
Distributions from net realized gain	(3.21)	(.35)	–	(1.21)	(1.59)	(.40)
Total distributions	(3.25)	(.43)	(.11)	(1.35)	(1.73)	(.51)C
Net asset value, end of period	$13.07	$20.38	$17.27	$14.68	$13.07	$16.86
Total ReturnD,E,F	(22.02)%	20.66%	18.45%	23.71%	(13.08)%	7.02%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.50%I	.57%	.60%	.59%	.60%	.83%
Expenses net of fee waivers, if any	.50%I	.57%	.60%	.59%	.60%	.83%
Expenses net of all reductions	.50%I	.57%	.60%	.59%	.60%	.83%
Net investment income (loss)	.77%I	.48%	.77%	1.05%	.90%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$24,426	$30,964	$23,919	$23,600	$24,285	$31,332
Portfolio turnover rateJ	96%I	92%	57%	77%	103%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.45	$17.33	$14.74	$13.12	$16.91	$16.29
Income from Investment Operations
Net investment income (loss)A,B	.05	.08	.09	.13	.13	.09
Net realized and unrealized gain (loss)	(4.14)	3.46	2.59	2.83	(2.21)	1.03
Total from investment operations	(4.09)	3.54	2.68	2.96	(2.08)	1.12
Distributions from net investment income	(.04)	(.06)	(.09)	(.13)	(.12)	(.10)
Distributions from net realized gain	(3.21)	(.35)	–	(1.21)	(1.59)	(.40)
Total distributions	(3.24)C	(.42)C	(.09)	(1.34)	(1.71)	(.50)
Net asset value, end of period	$13.12	$20.45	$17.33	$14.74	$13.12	$16.91
Total ReturnD,E,F	(22.06)%	20.53%	18.28%	23.59%	(13.13)%	6.97%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.60%I	.67%	.70%	.69%	.70%	.93%
Expenses net of fee waivers, if any	.60%I	.67%	.70%	.69%	.70%	.93%
Expenses net of all reductions	.60%I	.67%	.70%	.69%	.70%	.93%
Net investment income (loss)	.67%I	.38%	.67%	.95%	.80%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$193	$301	$255	$217	$193	$249
Portfolio turnover rateJ	96%I	92%	57%	77%	103%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.42	$17.30	$14.72	$13.11	$16.90	$16.29
Income from Investment Operations
Net investment income (loss)A,B	.04	.05	.07	.11	.10	.07
Net realized and unrealized gain (loss)	(4.13)	3.46	2.59	2.82	(2.20)	1.02
Total from investment operations	(4.09)	3.51	2.66	2.93	(2.10)	1.09
Distributions from net investment income	(.03)	(.03)	(.08)	(.11)	(.10)	(.08)
Distributions from net realized gain	(3.21)	(.35)	–	(1.21)	(1.59)	(.40)
Total distributions	(3.24)	(.39)C	(.08)	(1.32)	(1.69)	(.48)
Net asset value, end of period	$13.09	$20.42	$17.30	$14.72	$13.11	$16.90
Total ReturnD,E,F	(22.13)%	20.39%	18.12%	23.37%	(13.29)%	6.79%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.75%I	.82%	.85%	.84%	.85%	1.08%
Expenses net of fee waivers, if any	.75%I	.82%	.85%	.84%	.85%	1.08%
Expenses net of all reductions	.75%I	.82%	.85%	.84%	.85%	1.08%
Net investment income (loss)	.52%I	.23%	.52%	.80%	.65%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$16,866	$20,389	$13,720	$9,767	$6,823	$7,881
Portfolio turnover rateJ	96%I	92%	57%	77%	103%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.28	$17.18	$14.61	$13.02	$16.79	$16.19
Income from Investment Operations
Net investment income (loss)A,B	.05	.08	.09	.13	.13	.09
Net realized and unrealized gain (loss)	(4.10)	3.44	2.58	2.80	(2.19)	1.01
Total from investment operations	(4.05)	3.52	2.67	2.93	(2.06)	1.10
Distributions from net investment income	(.04)	(.07)	(.10)	(.13)	(.12)	(.10)
Distributions from net realized gain	(3.21)	(.35)	–	(1.21)	(1.59)	(.40)
Total distributions	(3.24)C	(.42)	(.10)	(1.34)	(1.71)	(.50)
Net asset value, end of period	$12.99	$20.28	$17.18	$14.61	$13.02	$16.79
Total ReturnD,E,F	(22.05)%	20.62%	18.33%	23.55%	(13.09)%	6.91%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.57%I	.65%	.67%	.67%	.68%	.91%
Expenses net of fee waivers, if any	.57%I	.65%	.67%	.67%	.68%	.91%
Expenses net of all reductions	.57%I	.65%	.67%	.67%	.68%	.91%
Net investment income (loss)	.70%I	.41%	.70%	.97%	.82%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$257,445	$355,854	$256,709	$234,625	$213,119	$251,217
Portfolio turnover rateJ	96%I	92%	57%	77%	103%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,827,575
Gross unrealized depreciation	(59,073,837)
Net unrealized appreciation (depreciation)	$(22,246,262)
Tax cost	$344,453,654

The Fund elected to defer to its next fiscal year approximately $1,366,472 of capital losses recognized during the period November 1, 2021 to December 31, 2021.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	163,407,484	186,468,588

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .36% of the Fund's average net assets. During January 2022 the Board approved a change in the management fee rate from .45% to .36% effective February 1, 2022. For the reporting period, the annualized management fee rate was .38% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), served as sub-adviser for the Fund. Geode provided discretionary investment advisory services to the Fund and was paid by the investment adviser for providing these services. Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$114
Service Class 2	23,291
$23,405

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$8,923.06
Service Class	71.06
Service Class 2	5,771.06
Investor Class	204,156.14
	$218,921

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Disciplined Small Cap Portfolio	$1,038

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	1,658,698	3,424,859	(479,103)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Disciplined Small Cap Portfolio	$319

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Disciplined Small Cap Portfolio	$3,641	$506	$63,635

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$5,387,680	$660,963
Service Class	47,761	6,112
Service Class 2	3,202,610	368,516
Investor Class	55,286,909	7,253,018
Total	$63,924,960	$8,288,609

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	201,273	706,632	$3,878,194	$13,893,373
Reinvestment of distributions	358,223	34,146	5,387,680	660,963
Shares redeemed	(209,929)	(606,605)	(3,182,404)	(12,130,182)
Net increase (decrease)	349,567	134,173	$6,083,470	$2,424,154
Service Class 2
Shares sold	274,417	464,561	$4,118,754	$9,290,971
Reinvestment of distributions	212,375	19,001	3,202,610	368,516
Shares redeemed	(196,926)	(278,018)	(2,974,795)	(5,544,190)
Net increase (decrease)	289,866	205,544	$4,346,569	$4,115,297
Investor Class
Shares sold	392,064	5,121,959	$6,078,606	$101,819,649
Reinvestment of distributions	3,698,121	376,468	55,286,909	7,253,019
Shares redeemed	(1,817,187)	(2,888,216)	(29,126,833)	(57,336,503)
Net increase (decrease)	2,272,998	2,610,211	$32,238,682	$51,736,165

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	93%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Disciplined Small Cap Portfolio
Initial Class	.50%
Actual		$1,000.00	$779.80	$2.21
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Service Class	.60%
Actual		$1,000.00	$779.40	$2.65
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class 2.75%
Actual		$1,000.00	$778.70	$3.31
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Investor Class	.57%
Actual		$1,000.00	$779.50	$2.51
Hypothetical-C		$1,000.00	$1,021.97	$2.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Disciplined Small Cap Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's: trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the investment adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

VIP Disciplined Small Cap Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Disciplined Small Cap Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contract should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity VIP Disciplined Small Cap Portfolio

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund's sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2022 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of the fund's management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the annual renewal of the existing Advisory Contracts.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and  Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2022 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would reduce the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed management fee rate is lower than the current management fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VDSC-SANN-0822
1.821007.116

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
Cayman Islands	20.0%
China	15.9%
Korea (South)	15.0%
Taiwan	11.7%
India	10.1%
Brazil	4.1%
Mexico	3.8%
Hong Kong	2.8%
Indonesia	2.6%
Other*	14.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2022

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.9
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.6
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.4
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	3.2
China Resources Beer Holdings Co. Ltd. (Hong Kong, Beverages)	2.8
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.6
China Merchants Bank Co. Ltd. (H Shares) (China, Banks)	2.5
45.5

Market Sectors as of June 30, 2022

% of fund's net assets
Financials	19.6
Consumer Discretionary	19.4
Information Technology	19.0
Communication Services	8.9
Materials	8.9
Industrials	7.7
Consumer Staples	6.7
Energy	4.4
Health Care	3.5

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Bermuda - 2.2%
Credicorp Ltd. (United States)	118,400	$14,197,344
Shangri-La Asia Ltd. (a)	12,758,000	10,340,633

TOTAL BERMUDA		24,537,977

Canada - 2.3%
Barrick Gold Corp.	1,411,400	24,967,666
Cayman Islands - 20.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	247,100	28,090,328
JD.com, Inc.:
Class A	1	32
sponsored ADR	780,856	50,146,572
Li Ning Co. Ltd.	1,644,737	15,238,362
Meituan Class B (a)(b)	1,131,300	28,230,787
Tencent Holdings Ltd.	2,126,805	96,270,143

TOTAL CAYMAN ISLANDS		217,976,224

China - 15.9%
China Life Insurance Co. Ltd. (H Shares)	19,964,863	34,853,524
China Merchants Bank Co. Ltd. (H Shares)	4,061,519	27,174,103
Guangzhou Automobile Group Co. Ltd. (H Shares)	17,598,000	17,022,075
Haier Smart Home Co. Ltd. (A Shares)	9,184,697	37,647,483
Industrial & Commercial Bank of China Ltd. (H Shares)	44,691,635	26,665,220
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	354,622	16,578,987
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,355,082	13,762,282

TOTAL CHINA		173,703,674

Greece - 1.5%
National Bank of Greece SA (a)	5,414,100	16,016,872
Hong Kong - 2.8%
China Resources Beer Holdings Co. Ltd.	4,052,505	30,212,512
Hungary - 2.0%
Richter Gedeon PLC	1,181,741	21,333,777
India - 10.1%
Axis Bank Ltd.	2,046,600	16,504,462
Housing Development Finance Corp. Ltd.	567,259	15,594,684
Infosys Ltd. sponsored ADR	807,800	14,952,378
Larsen & Toubro Ltd.	1,047,393	20,668,652
Shree Cement Ltd.	49,701	11,964,808
Solar Industries India Ltd.	480,907	16,719,230
Voltas Ltd.	1,137,800	14,011,229

TOTAL INDIA		110,415,443

Indonesia - 2.6%
PT Bank Mandiri (Persero) Tbk	21,801,338	11,642,261
PT United Tractors Tbk	8,724,200	16,631,467

TOTAL INDONESIA		28,273,728

Korea (South) - 15.0%
Hyundai Motor Co.	96,300	13,485,511
Korea Aerospace Industries Ltd. (c)	406,760	16,977,918
Korea Zinc Co. Ltd.	26,565	10,047,277
LG Innotek Co. Ltd.	71,150	18,905,989
POSCO	97,590	17,451,798
Samsung Electronics Co. Ltd.	1,691,060	74,782,125
Shinhan Financial Group Co. Ltd.	406,472	11,683,764

TOTAL KOREA (SOUTH)		163,334,382

Mexico - 3.8%
Fomento Economico Mexicano S.A.B. de CV unit	2,261,500	15,267,473
Grupo Financiero Banorte S.A.B. de CV Series O	2,392,768	13,346,766
Wal-Mart de Mexico SA de CV Series V	3,710,900	12,793,789

TOTAL MEXICO		41,408,028

Netherlands - 0.1%
Yandex NV Series A (a)(c)(d)	446,500	1,531,424
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	437,463	123,754
Sberbank of Russia sponsored ADR (d)	1,813,510	32,280

TOTAL RUSSIA		156,034

South Africa - 1.5%
Impala Platinum Holdings Ltd.	1,491,016	16,541,988
Taiwan - 11.7%
ECLAT Textile Co. Ltd.	890,000	12,439,701
HIWIN Technologies Corp.	2,036,810	16,341,346
Sporton International, Inc.	293,879	1,730,038
Taiwan Semiconductor Manufacturing Co. Ltd.	5,504,175	88,231,137
Yageo Corp.	906,000	9,387,022

TOTAL TAIWAN		128,129,244

Thailand - 1.5%
Kasikornbank PCL (For. Reg.)	3,860,500	16,457,907
Turkey - 1.0%
Turkiye Petrol Rafinerileri A/S (a)	707,000	11,203,565
TOTAL COMMON STOCKS
(Cost $1,101,331,947)		1,026,200,445

Nonconvertible Preferred Stocks - 4.1%
Brazil - 4.1%
Ambev SA sponsored ADR	5,403,400	13,562,534
Itau Unibanco Holding SA	2,336,450	10,120,919
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,814,047	21,188,069
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,915,115)		44,871,522

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.58% (e)	15,308,173	15,311,235
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	2,751,725	2,752,000
TOTAL MONEY MARKET FUNDS
(Cost $18,063,235)		18,063,235
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,160,310,297)		1,089,135,202
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,400,798
NET ASSETS - 100%		$1,091,536,000

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,230,787 or 2.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$9,678,082	$249,165,654	$243,532,501	$30,779	$--	$--	$15,311,235	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	7,028,000	82,459,137	86,735,137	22,214	--	--	2,752,000	0.0%
Total	$16,706,082	$331,624,791	$330,267,638	$52,993	$--	$--	$18,063,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$97,801,567	$--	$96,270,143	$1,531,424
Consumer Discretionary	212,641,484	184,410,665	28,230,819	--
Consumer Staples	71,836,308	71,836,308	--	--
Energy	49,146,855	49,023,101	--	123,754
Financials	214,290,106	141,096,821	73,161,005	32,280
Health Care	37,912,764	37,912,764	--	--
Industrials	83,491,465	83,491,465	--	--
Information Technology	206,258,651	118,027,514	88,231,137	--
Materials	97,692,767	81,150,779	16,541,988	--
Money Market Funds	18,063,235	18,063,235	--	--
Total Investments in Securities:	$1,089,135,202	$785,012,652	$302,435,092	$1,687,458

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Communication Services
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(22,394,771)
Cost of Purchases	5,739,895
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	18,186,300
Transfers out of Level 3	--
Ending Balance	$1,531,424
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(22,394,771)
Equities - Energy
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(37,050,023)
Cost of Purchases	8,585,441
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	28,588,336
Transfers out of Level 3	--
Ending Balance	$123,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(37,050,023)
Equities - Financials
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(26,337,301)
Cost of Purchases	7,580,719
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	18,788,862
Transfers out of Level 3	--
Ending Balance	$32,280
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(26,337,301)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,662,642) — See accompanying schedule: Unaffiliated issuers (cost $1,142,247,062)	$1,071,071,967
Fidelity Central Funds (cost $18,063,235)	18,063,235
Total Investment in Securities (cost $1,160,310,297)		$1,089,135,202
Cash		339,772
Foreign currency held at value (cost $3,845,291)		3,845,437
Receivable for investments sold		171,304
Receivable for fund shares sold		4,781,086
Dividends receivable		2,721,687
Distributions receivable from Fidelity Central Funds		17,815
Other receivables		93,297
Total assets		1,101,105,600
Liabilities
Payable for investments purchased	$4,599,256
Payable for fund shares redeemed	250,890
Accrued management fee	722,357
Distribution and service plan fees payable	53,094
Other affiliated payables	115,160
Other payables and accrued expenses	1,076,843
Collateral on securities loaned	2,752,000
Total liabilities		9,569,600
Net Assets		$1,091,536,000
Net Assets consist of:
Paid in capital		$1,189,882,138
Total accumulated earnings (loss)		(98,346,138)
Net Assets		$1,091,536,000
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($421,985,829 ÷ 41,968,739 shares)		$10.05
Service Class:
Net Asset Value, offering price and redemption price per share ($300,562,577 ÷ 29,860,766 shares)		$10.07
Service Class 2:
Net Asset Value, offering price and redemption price per share ($129,513,657 ÷ 12,904,330 shares)		$10.04
Investor Class:
Net Asset Value, offering price and redemption price per share ($239,473,937 ÷ 23,957,528 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$13,768,167
Non-Cash dividends		3,298,247
Income from Fidelity Central Funds (including $22,214 from security lending)		52,993
Income before foreign taxes withheld		17,119,407
Less foreign taxes withheld		(1,078,408)
Total income		16,040,999
Expenses
Management fee	$4,457,143
Transfer agent fees	456,230
Distribution and service plan fees	318,562
Accounting fees	262,414
Custodian fees and expenses	122,605
Independent trustees' fees and expenses	1,972
Audit	40,439
Legal	593
Interest	1,585
Miscellaneous	2,269
Total expenses before reductions	5,663,812
Expense reductions	(17,510)
Total expenses after reductions		5,646,302
Net investment income (loss)		10,394,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,770,652)	(8,605,681)
Foreign currency transactions	(280,580)
Total net realized gain (loss)		(8,886,261)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,104,165)	(259,753,010)
Assets and liabilities in foreign currencies	(2,041)
Total change in net unrealized appreciation (depreciation)		(259,755,051)
Net gain (loss)		(268,641,312)
Net increase (decrease) in net assets resulting from operations		$(258,246,615)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,394,697	$17,260,563
Net realized gain (loss)	(8,886,261)	78,640,852
Change in net unrealized appreciation (depreciation)	(259,755,051)	(127,070,571)
Net increase (decrease) in net assets resulting from operations	(258,246,615)	(31,169,156)
Distributions to shareholders	–	(165,023,700)
Share transactions - net increase (decrease)	97,109,030	348,132,598
Total increase (decrease) in net assets	(161,137,585)	151,939,742
Net Assets
Beginning of period	1,252,673,585	1,100,733,843
End of period	$1,091,536,000	$1,252,673,585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$14.75	$12.68	$9.95	$12.23	$8.36
Income from Investment Operations
Net investment income (loss)A,B	.11	.21	.11	.26C	.08	.07
Net realized and unrealized gain (loss)	(2.65)	(.47)	3.46	2.66	(2.28)	3.88
Total from investment operations	(2.54)	(.26)	3.57	2.92	(2.20)	3.95
Distributions from net investment income	–	(.31)	(.10)	(.19)	(.08)	(.07)
Distributions from net realized gain	–	(1.59)	(1.39)	–	–D	(.01)
Total distributions	–	(1.90)	(1.50)E	(.19)	(.08)	(.08)
Net asset value, end of period	$10.05	$12.59	$14.75	$12.68	$9.95	$12.23
Total ReturnF,G,H	(20.17)%	(2.17)%	31.27%	29.46%	(18.00)%	47.40%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.91%K	.91%	.92%	.96%	1.01%	1.01%
Expenses net of fee waivers, if any	.91%K	.91%	.92%	.96%	1.01%	1.01%
Expenses net of all reductions	.91%K	.91%	.90%	.91%	.98%	.99%
Net investment income (loss)	1.88%K	1.47%	.97%	2.25%C	.71%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$421,986	$484,510	$399,283	$273,578	$159,140	$165,396
Portfolio turnover rateL	50%K	46%	80%	135%	117%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.06%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$14.77	$12.70	$9.97	$12.26	$8.39
Income from Investment Operations
Net investment income (loss)A,B	.10	.20	.11	.25C	.06	.06
Net realized and unrealized gain (loss)	(2.64)	(.47)	3.45	2.66	(2.27)	3.89
Total from investment operations	(2.54)	(.27)	3.56	2.91	(2.21)	3.95
Distributions from net investment income	–	(.29)	(.10)	(.18)	(.08)	(.07)
Distributions from net realized gain	–	(1.59)	(1.39)	–	–D	(.01)
Total distributions	–	(1.89)E	(1.49)	(.18)	(.08)	(.08)
Net asset value, end of period	$10.07	$12.61	$14.77	$12.70	$9.97	$12.26
Total ReturnF,G,H	(20.14)%	(2.28)%	31.17%	29.30%	(18.02)%	47.19%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.01%K	1.01%	1.02%	1.06%	1.12%	1.11%
Expenses net of fee waivers, if any	1.01%K	1.01%	1.02%	1.06%	1.12%	1.11%
Expenses net of all reductions	1.01%K	1.01%	1.00%	1.01%	1.09%	1.09%
Net investment income (loss)	1.78%K	1.37%	.87%	2.16%C	.60%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$300,563	$319,731	$316,596	$36,185	$17,147	$1,089
Portfolio turnover rateL	50%K	46%	80%	135%	117%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$14.74	$12.69	$9.96	$12.25	$8.38
Income from Investment Operations
Net investment income (loss)A,B	.09	.18	.09	.23C	.05	.04
Net realized and unrealized gain (loss)	(2.63)	(.47)	3.44	2.67	(2.27)	3.90
Total from investment operations	(2.54)	(.29)	3.53	2.90	(2.22)	3.94
Distributions from net investment income	–	(.28)	(.08)	(.17)	(.06)	(.06)
Distributions from net realized gain	–	(1.59)	(1.39)	–	–D	(.01)
Total distributions	–	(1.87)	(1.48)E	(.17)	(.07)E	(.07)
Net asset value, end of period	$10.04	$12.58	$14.74	$12.69	$9.96	$12.25
Total ReturnF,G,H	(20.19)%	(2.41)%	30.88%	29.19%	(18.16)%	47.05%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.16%K	1.16%	1.17%	1.21%	1.27%	1.26%
Expenses net of fee waivers, if any	1.16%K	1.16%	1.17%	1.21%	1.26%	1.26%
Expenses net of all reductions	1.16%K	1.16%	1.15%	1.16%	1.23%	1.24%
Net investment income (loss)	1.63%K	1.22%	.72%	2.01%C	.46%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$129,514	$145,374	$91,103	$47,476	$20,128	$7,246
Portfolio turnover rateL	50%K	46%	80%	135%	117%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.52	$14.68	$12.63	$9.91	$12.17	$8.32
Income from Investment Operations
Net investment income (loss)A,B	.10	.20	.10	.25C	.07	.06
Net realized and unrealized gain (loss)	(2.62)	(.47)	3.44	2.65	(2.26)	3.87
Total from investment operations	(2.52)	(.27)	3.54	2.90	(2.19)	3.93
Distributions from net investment income	–	(.30)	(.10)	(.18)	(.06)	(.07)
Distributions from net realized gain	–	(1.59)	(1.39)	–	–D	(.01)
Total distributions	–	(1.89)	(1.49)	(.18)	(.07)E	(.08)
Net asset value, end of period	$10.00	$12.52	$14.68	$12.63	$9.91	$12.17
Total ReturnF,G,H	(20.13)%	(2.28)%	31.16%	29.38%	(18.02)%	47.32%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.99%K	.99%	1.00%	1.04%	1.09%	1.09%
Expenses net of fee waivers, if any	.99%K	.99%	1.00%	1.04%	1.09%	1.09%
Expenses net of all reductions	.99%K	.99%	.98%	.99%	1.06%	1.07%
Net investment income (loss)	1.81%K	1.39%	.89%	2.18%C	.63%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$239,474	$303,059	$293,751	$209,811	$153,024	$205,217
Portfolio turnover rateL	50%K	46%	80%	135%	117%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$136,628,548
Gross unrealized depreciation	(223,052,593)
Net unrealized appreciation (depreciation)	$(86,424,045)
Tax cost	$1,175,559,247

The Fund elected to defer to its next fiscal year approximately $13,074,685 of capital losses and $2,510,623 of ordinary losses recognized during the period November 1,2021 to December 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	383,160,039	283,811,196

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$146,256
Service Class 2	172,306
$318,562

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$139,116.06
Service Class	90,527.06
Service Class 2	42,686.06
Investor Class	183,901.14
	$456,230

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$2,566

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Emerging Markets Portfolio	Borrower	$7,709,333	1.23%	$1,585

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	2,825,167	4,679,418	(1,412,111)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Emerging Markets Portfolio	$1,010

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Emerging Markets Portfolio	$2,406	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,510.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$(–)	$62,769,996
Service Class	–	42,891,490
Service Class 2	–	17,700,193
Investor Class	(–)	41,662,021
Total	$(–)	$165,023,700

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Emerging Markets Portfolio
Initial Class
Shares sold	18,505,192	16,131,611	$200,353,063	$236,749,570
Reinvestment of distributions	–	4,675,117	–	62,769,996
Shares redeemed	(15,025,067)	(9,385,632)	(163,266,315)	(140,236,375)
Net increase (decrease)	3,480,125	11,421,096	$37,086,748	$159,283,191
Service Class
Shares sold	5,613,244	4,145,863	$60,516,285	$59,807,157
Reinvestment of distributions	–	3,170,501	–	42,891,490
Shares redeemed	(1,110,099)	(3,396,997)	(13,065,058)	(50,923,593)
Net increase (decrease)	4,503,145	3,919,367	$47,451,227	$51,775,054
Service Class 2
Shares sold	3,105,217	6,252,466	$34,541,627	$92,775,816
Reinvestment of distributions	–	1,326,468	–	17,700,193
Shares redeemed	(1,755,555)	(2,203,194)	(18,956,847)	(32,543,317)
Net increase (decrease)	1,349,662	5,375,740	$15,584,780	$77,932,692
Investor Class
Shares sold	2,679,860	6,964,852	$29,727,676	$103,657,984
Reinvestment of distributions	–	3,094,597	–	41,662,021
Shares redeemed	(2,928,638)	(5,867,253)	(32,741,401)	(86,178,344)
Net increase (decrease)	(248,778)	4,192,196	$(3,013,725)	$59,141,661

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	12%	2	33%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Emerging Markets Portfolio	37%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Emerging Markets Portfolio
Initial Class	.91%
Actual		$1,000.00	$798.30	$4.06
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Service Class	1.01%
Actual		$1,000.00	$798.60	$4.50
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Service Class 2	1.16%
Actual		$1,000.00	$798.10	$5.17
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Investor Class	.99%
Actual		$1,000.00	$798.70	$4.42
Hypothetical-C		$1,000.00	$1,019.89	$4.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in February 2019 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Emerging Markets Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Emerging Markets Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Initial Class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of Initial Class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPEM-SANN-0822
1.858138.114

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

Extended Market Index Portfolio

International Index Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
VIP Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Apple, Inc.	5.5
Microsoft Corp.	5.0
Amazon.com, Inc.	2.4
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Tesla, Inc.	1.5
Berkshire Hathaway, Inc. Class B	1.3
UnitedHealth Group, Inc.	1.3
Johnson & Johnson	1.2
NVIDIA Corp.	1.0
22.5

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	25.2
Health Care	14.5
Financials	11.3
Consumer Discretionary	10.5
Industrials	8.5
Communication Services	7.9
Consumer Staples	6.2
Energy	4.3
Real Estate	3.5
Utilities	2.9
Materials	2.8

Asset Allocation (% of fund's net assets)

As of June 30, 2022 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.2%

VIP Total Market Index Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.1%
Anterix, Inc. (a)	236	$9,693
AST SpaceMobile, Inc. (a)(b)	493	3,096
AT&T, Inc.	94,943	1,990,005
ATN International, Inc.	136	6,380
Bandwidth, Inc. (a)(b)	283	5,326
Cogent Communications Group, Inc.	572	34,755
Consolidated Communications Holdings, Inc. (a)	1,059	7,413
EchoStar Holding Corp. Class A (a)(b)	508	9,804
Frontier Communications Parent, Inc. (a)(b)	2,782	65,488
Globalstar, Inc. (a)	8,379	10,306
IDT Corp. Class B (a)	241	6,061
Iridium Communications, Inc. (a)	1,762	66,181
Liberty Global PLC:
Class A (a)	2,373	49,952
Class C (a)	4,417	97,572
Liberty Latin America Ltd. Class C (a)	2,451	19,093
Lumen Technologies, Inc.	12,258	133,735
Ooma, Inc. (a)	362	4,286
Radius Global Infrastructure, Inc. (a)(b)	920	14,039
Verizon Communications, Inc.	55,813	2,832,510
		5,365,695
Entertainment - 1.1%
Activision Blizzard, Inc.	10,358	806,474
AMC Entertainment Holdings, Inc. Class A (a)(b)	6,864	93,007
Cinedigm Corp. (a)	2,571	1,265
Cinemark Holdings, Inc. (a)(b)	1,397	20,983
Electronic Arts, Inc.	3,739	454,849
Lions Gate Entertainment Corp.:
Class A (a)	465	4,329
Class B (a)	2,056	18,154
Live Nation Entertainment, Inc. (a)	1,796	148,314
Madison Square Garden Entertainment Corp. (a)	347	18,259
Madison Square Garden Sports Corp. (a)	230	34,730
Marcus Corp. (a)(b)	305	4,505
Netflix, Inc. (a)	5,904	1,032,432
Playstudios, Inc. Class A (a)(b)	990	4,237
Playtika Holding Corp. (a)	1,327	17,569
Roku, Inc. Class A (a)	1,566	128,631
Sciplay Corp. (A Shares) (a)	374	5,225
Skillz, Inc. (a)	3,290	4,080
Take-Two Interactive Software, Inc. (a)	1,535	188,084
The Walt Disney Co. (a)	24,210	2,285,424
Warner Bros Discovery, Inc. (a)	26,079	349,980
Warner Music Group Corp. Class A	1,543	37,587
World Wrestling Entertainment, Inc. Class A (b)	579	36,182
		5,694,300
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	3,992	8,699,606
Class C (a)	3,700	8,093,565
Angi, Inc. (a)	930	4,259
Bumble, Inc. (a)(b)	943	26,545
CarGurus, Inc. Class A (a)	1,192	25,616
Cars.com, Inc. (a)	848	7,997
Eventbrite, Inc. (a)(b)	1,072	11,009
EverQuote, Inc. Class A (a)	223	1,971
fuboTV, Inc. (a)(b)	1,930	4,767
IAC (a)	1,117	84,858
Izea Worldwide, Inc. (a)(b)	1,429	1,283
Liberty TripAdvisor Holdings, Inc. (a)	766	580
Match Group, Inc. (a)	3,765	262,383
MediaAlpha, Inc. Class A (a)	231	2,275
Meta Platforms, Inc. Class A (a)	30,703	4,950,859
Nextdoor Holdings, Inc. (a)(b)	821	2,718
Pinterest, Inc. Class A (a)	7,580	137,653
QuinStreet, Inc. (a)	701	7,052
Snap, Inc. Class A (a)	14,398	189,046
TripAdvisor, Inc. (a)(b)	1,357	24,155
TrueCar, Inc. (a)	1,421	3,680
Twitter, Inc. (a)	10,632	397,530
Vimeo, Inc. (a)	2,063	12,419
Yelp, Inc. (a)	897	24,910
Ziff Davis, Inc. (a)	646	48,146
Zoominfo Technologies, Inc. (a)	4,026	133,824
		23,158,706
Media - 1.0%
Advantage Solutions, Inc. Class A (a)	1,228	4,666
Altice U.S.A., Inc. Class A (a)	3,085	28,536
AMC Networks, Inc. Class A (a)	383	11,153
Audacy, Inc. Class A (a)	1,278	1,204
Boston Omaha Corp. (a)(b)	213	4,398
Cable One, Inc.	66	85,095
Cardlytics, Inc. (a)	444	9,906
Charter Communications, Inc. Class A (a)	1,585	742,620
Clear Channel Outdoor Holdings, Inc. (a)	6,157	6,588
Comcast Corp. Class A	60,150	2,360,286
DISH Network Corp. Class A (a)	3,295	59,079
E.W. Scripps Co. Class A (a)	765	9,540
Entravision Communication Corp. Class A	712	3,247
Fox Corp.:
Class A	4,394	141,311
Class B	1,724	51,203
Gannett Co., Inc. (a)	1,697	4,921
Gray Television, Inc.	1,188	20,065
iHeartMedia, Inc. (a)	1,385	10,928
Interpublic Group of Companies, Inc.	5,240	144,257
John Wiley & Sons, Inc. Class A	567	27,080
Lee Enterprises, Inc. (a)	79	1,500
Liberty Broadband Corp.:
Class A (a)	358	40,651
Class C (a)	1,838	212,546
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	192	4,829
Liberty Braves Class C(a)	450	10,800
Liberty Formula One Group Series C (a)	2,708	171,877
Liberty Media Class A (a)	298	17,275
Liberty SiriusXM Series A (a)(b)	1,127	40,617
Liberty SiriusXM Series C (a)	2,034	73,326
Loyalty Ventures, Inc. (a)	223	796
Magnite, Inc. (a)	1,503	13,347
National CineMedia, Inc. (b)	734	672
News Corp.:
Class A	5,264	82,013
Class B	1,565	24,868
Nexstar Broadcasting Group, Inc. Class A	545	88,770
Omnicom Group, Inc.	2,781	176,899
PubMatic, Inc. (a)(b)	340	5,403
Scholastic Corp.	417	14,999
Sinclair Broadcast Group, Inc. Class A (b)	685	13,974
Sirius XM Holdings, Inc. (b)	12,016	73,658
Stagwell, Inc. (a)(b)	924	5,017
TechTarget, Inc. (a)	362	23,791
TEGNA, Inc.	2,922	61,274
The New York Times Co. Class A	2,203	61,464
Thryv Holdings, Inc. (a)	205	4,590
ViacomCBS, Inc.:
Class A (b)	237	6,461
Class B	7,945	196,083
WideOpenWest, Inc. (a)	725	13,202
		5,166,785
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	920	14,895
KORE Group Holdings, Inc. (a)(b)	383	1,176
NII Holdings, Inc. (a)(c)	363	94
Shenandoah Telecommunications Co.	664	14,741
T-Mobile U.S., Inc. (a)	7,806	1,050,219
Telephone & Data Systems, Inc.	1,321	20,859
U.S. Cellular Corp. (a)	191	5,531
		1,107,515

TOTAL COMMUNICATION SERVICES		40,493,001

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Adient PLC (a)	1,261	37,363
American Axle & Manufacturing Holdings, Inc. (a)	1,570	11,822
Aptiv PLC (a)	3,597	320,385
Autoliv, Inc.	1,054	75,435
BorgWarner, Inc.	3,187	106,350
Cooper-Standard Holding, Inc. (a)	219	1,093
Dana, Inc.	1,875	26,381
Dorman Products, Inc. (a)	384	42,129
Fox Factory Holding Corp. (a)	563	45,344
Garrett Motion, Inc. (a)(b)	847	6,547
Gentex Corp.	3,145	87,966
Gentherm, Inc. (a)	452	28,209
Holley, Inc. (a)(b)	442	4,641
LCI Industries	334	37,368
Lear Corp.	793	99,831
Luminar Technologies, Inc. (a)(b)	3,042	18,039
Modine Manufacturing Co. (a)	666	7,013
Motorcar Parts of America, Inc. (a)	233	3,057
Patrick Industries, Inc.	300	15,552
QuantumScape Corp. Class A (a)(b)	3,400	29,206
Standard Motor Products, Inc.	266	11,967
Stoneridge, Inc. (a)	331	5,677
Tenneco, Inc. (a)	978	16,782
The Goodyear Tire & Rubber Co. (a)	3,783	40,516
Visteon Corp. (a)	375	38,843
XL Fleet Corp. (Class A) (a)(b)	1,170	1,346
XPEL, Inc. (a)	229	10,518
		1,129,380
Automobiles - 1.8%
Arcimoto, Inc. (a)(b)	410	1,341
Canoo, Inc. (a)(b)	1,782	3,297
Faraday Future Intelligent Electric, Inc. (a)(b)	2,176	5,658
Fisker, Inc. (a)(b)	1,940	16,626
Ford Motor Co.	52,299	582,088
General Motors Co. (a)	19,325	613,762
Harley-Davidson, Inc.	2,024	64,080
Lordstown Motors Corp. Class A (a)(b)	1,469	2,321
Lucid Group, Inc. Class A (a)(b)	7,445	127,756
Rivian Automotive, Inc. (b)	2,113	54,389
Tesla, Inc. (a)	11,131	7,495,838
Thor Industries, Inc. (b)	736	55,001
Winnebago Industries, Inc.	435	21,124
Workhorse Group, Inc. (a)(b)	2,225	5,785
		9,049,066
Distributors - 0.1%
Funko, Inc. (a)	374	8,348
Genuine Parts Co.	1,889	251,237
LKQ Corp.	3,563	174,908
Pool Corp.	534	187,557
		622,050
Diversified Consumer Services - 0.1%
2U, Inc. (a)	944	9,884
ADT, Inc.	1,857	11,421
Adtalem Global Education, Inc. (a)	666	23,956
American Public Education, Inc. (a)	218	3,523
Bright Horizons Family Solutions, Inc. (a)	810	68,461
Carriage Services, Inc.	193	7,652
Chegg, Inc. (a)	1,832	34,405
Coursera, Inc. (a)	1,166	16,534
Duolingo, Inc. (a)(b)	110	9,631
European Wax Center, Inc. (b)	168	2,960
Frontdoor, Inc. (a)	1,120	26,970
Graham Holdings Co.	52	29,476
Grand Canyon Education, Inc. (a)	520	48,979
H&R Block, Inc.	2,188	77,280
Laureate Education, Inc. Class A	1,990	23,024
Nerdy, Inc. Class A (a)	737	1,570
OneSpaWorld Holdings Ltd. (a)	757	5,428
Perdoceo Education Corp. (a)	961	11,321
PowerSchool Holdings, Inc. (b)	503	6,061
Rover Group, Inc. Class A (a)	966	3,632
Service Corp. International	2,195	151,718
Strategic Education, Inc.	298	21,033
Stride, Inc. (a)	589	24,025
Terminix Global Holdings, Inc. (a)	1,623	65,975
The Beachbody Co., Inc. (a)(b)	1,191	1,429
Vivint Smart Home, Inc. Class A (a)(b)	535	1,862
WW International, Inc. (a)	657	4,198
Xpresspa Group, Inc. (a)(b)	1,422	982
		693,390
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	765	8,124
Airbnb, Inc. Class A (a)	4,613	410,926
ARAMARK Holdings Corp.	3,422	104,816
Bally's Corp. (a)	381	7,536
BJ's Restaurants, Inc. (a)	320	6,938
Bloomin' Brands, Inc.	1,116	18,548
Bluegreen Vacations Holding Corp. Class A	159	3,969
Booking Holdings, Inc. (a)	546	954,949
Boyd Gaming Corp.	1,095	54,476
Brinker International, Inc. (a)	629	13,857
Caesars Entertainment, Inc. (a)	2,847	109,040
Carnival Corp. (a)(b)	10,770	93,161
Century Casinos, Inc. (a)	312	2,246
Chipotle Mexican Grill, Inc. (a)	374	488,915
Choice Hotels International, Inc.	438	48,894
Churchill Downs, Inc.	460	88,104
Chuy's Holdings, Inc. (a)	239	4,761
Cracker Barrel Old Country Store, Inc.	322	26,884
Darden Restaurants, Inc.	1,699	192,191
Dave & Buster's Entertainment, Inc. (a)(b)	506	16,587
Denny's Corp. (a)	812	7,048
Dine Brands Global, Inc.	234	15,229
Domino's Pizza, Inc.	483	188,230
Draftkings Holdings, Inc. (a)(b)	4,439	51,803
Drive Shack, Inc. (a)(b)	941	1,289
Dutch Bros, Inc. (b)	301	9,527
El Pollo Loco Holdings, Inc. (a)	249	2,450
Everi Holdings, Inc. (a)	1,236	20,159
Expedia, Inc. (a)	1,999	189,565
F45 Training Holdings, Inc.	254	998
First Watch Restaurant Group, Inc.	163	2,350
Full House Resorts, Inc. (a)	418	2,541
GAN Ltd. (a)(b)	480	1,421
Golden Entertainment, Inc. (a)(b)	275	10,876
Hilton Grand Vacations, Inc. (a)	1,186	42,376
Hilton Worldwide Holdings, Inc.	3,707	413,108
Hyatt Hotels Corp. Class A (a)	670	49,520
Inspired Entertainment, Inc. (a)	324	2,790
Jack in the Box, Inc. (b)	282	15,809
Krispy Kreme, Inc. (b)	373	5,073
Kura Sushi U.S.A., Inc. Class A (a)	51	2,526
Las Vegas Sands Corp. (a)	4,572	153,573
Life Time Group Holdings, Inc. (b)	478	6,157
Light & Wonder, Inc. Class A (a)	1,275	59,912
Lindblad Expeditions Holdings (a)	392	3,175
Lottery.Com, Inc. (a)	687	769
Marriott International, Inc. Class A	3,639	494,940
Marriott Vacations Worldwide Corp.	561	65,188
McDonald's Corp.	9,933	2,452,259
Membership Collective Group, Inc. Class A (b)	384	2,488
MGM Resorts International	5,016	145,213
Monarch Casino & Resort, Inc. (a)	171	10,033
Noodles & Co. (a)	384	1,805
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,577	62,016
Papa John's International, Inc.	436	36,415
Penn National Gaming, Inc. (a)	2,214	67,350
Planet Fitness, Inc. (a)	1,115	75,831
Playa Hotels & Resorts NV (a)	1,737	11,933
PlayAGS, Inc. (a)	367	1,894
Portillo's, Inc. (b)	269	4,398
RCI Hospitality Holdings, Inc.	105	5,078
Red Robin Gourmet Burgers, Inc. (a)	192	1,542
Red Rock Resorts, Inc. (b)	684	22,818
Royal Caribbean Cruises Ltd. (a)	2,986	104,241
Rush Street Interactive, Inc. (a)(b)	655	3,059
Ruth's Hospitality Group, Inc.	436	7,089
SeaWorld Entertainment, Inc. (a)	665	29,380
Shake Shack, Inc. Class A (a)	528	20,845
Six Flags Entertainment Corp. (a)	1,063	23,067
Starbucks Corp.	15,293	1,168,232
Texas Roadhouse, Inc. Class A	928	67,930
The Cheesecake Factory, Inc. (b)	622	16,433
The ONE Group Hospitality, Inc. (a)	271	1,997
Travel+Leisure Co.	1,154	44,798
Vail Resorts, Inc.	539	117,529
Wendy's Co.	2,374	44,821
Wingstop, Inc. (b)	394	29,459
Wyndham Hotels & Resorts, Inc.	1,245	81,821
Wynn Resorts Ltd. (a)	1,407	80,171
Xponential Fitness, Inc. (b)	127	1,595
Yum! Brands, Inc.	3,837	435,538
		9,652,402
Household Durables - 0.4%
Aterian, Inc. (a)(b)	504	1,089
Bassett Furniture Industries, Inc. (b)	128	2,319
Beazer Homes U.S.A., Inc. (a)	458	5,528
Cavco Industries, Inc. (a)	112	21,951
Century Communities, Inc.	406	18,258
Cricut, Inc. (a)(b)	455	2,794
D.R. Horton, Inc.	4,290	283,955
Dream Finders Homes, Inc. (a)(b)	220	2,341
Ethan Allen Interiors, Inc. (b)	278	5,618
Garmin Ltd.	2,023	198,760
GoPro, Inc. Class A (a)	1,688	9,335
Green Brick Partners, Inc. (a)	638	12,486
Helen of Troy Ltd. (a)	318	51,646
Hooker Furnishings Corp.	145	2,255
Hovnanian Enterprises, Inc. Class A (a)	60	2,567
Installed Building Products, Inc.	308	25,613
iRobot Corp. (a)(b)	356	13,083
KB Home	1,128	32,103
La-Z-Boy, Inc.	561	13,301
Leggett & Platt, Inc. (b)	1,780	61,552
Lennar Corp.:
Class A	3,509	247,630
Class B	169	9,922
LGI Homes, Inc. (a)	290	25,201
Lovesac (a)(b)	161	4,428
M.D.C. Holdings, Inc.	734	23,716
M/I Homes, Inc. (a)	398	15,785
Meritage Homes Corp. (a)	506	36,685
Mohawk Industries, Inc. (a)	731	90,710
Newell Brands, Inc.	5,036	95,885
NVR, Inc. (a)	44	176,182
PulteGroup, Inc.	3,312	131,255
Purple Innovation, Inc. (a)(b)	646	1,977
Skyline Champion Corp. (a)	717	34,000
Snap One Holdings Corp. (a)(b)	167	1,531
Sonos, Inc. (a)(b)	1,680	30,307
Taylor Morrison Home Corp. (a)	1,613	37,680
Tempur Sealy International, Inc.	2,567	54,857
Toll Brothers, Inc.	1,508	67,257
TopBuild Corp. (a)	442	73,885
Traeger, Inc. (a)	293	1,245
TRI Pointe Homes, Inc. (a)	1,472	24,833
Tupperware Brands Corp. (a)(b)	630	3,994
Universal Electronics, Inc. (a)	188	4,807
Vizio Holding Corp. (a)	443	3,021
VOXX International Corp. (a)(b)	261	2,430
Vuzix Corp. (a)(b)	776	5,510
Weber, Inc. (b)	225	1,622
Whirlpool Corp.	785	121,573
ZAGG, Inc. rights (a)(c)	132	12
		2,094,494
Internet & Direct Marketing Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)	340	3,233
1847 Goedeker, Inc. (a)(b)	1,299	1,585
Amazon.com, Inc. (a)	116,371	12,359,764
BARK, Inc. (a)(b)	998	1,277
CarParts.com, Inc. (a)	581	4,032
Chewy, Inc. (a)(b)	1,195	41,490
ContextLogic, Inc. (a)(b)	4,185	6,696
Doordash, Inc. (a)	2,157	138,415
Duluth Holdings, Inc. (a)(b)	205	1,956
eBay, Inc.	8,327	346,986
Etsy, Inc. (a)	1,687	123,505
Groupon, Inc. (a)(b)	252	2,848
Lands' End, Inc. (a)(b)	235	2,496
Liquidity Services, Inc. (a)	330	4,435
Lyft, Inc. (a)	4,015	53,319
Overstock.com, Inc. (a)(b)	574	14,356
PetMed Express, Inc. (b)	286	5,691
Porch Group, Inc. Class A (a)(b)	941	2,409
Poshmark, Inc. (a)(b)	456	4,610
Quotient Technology, Inc. (a)(b)	1,173	3,484
Qurate Retail, Inc. Series A	4,594	13,185
Rent the Runway, Inc. Class A	373	1,145
Revolve Group, Inc. (a)(b)	511	13,240
RumbleON, Inc. Class B (a)(b)	103	1,515
Shutterstock, Inc.	304	17,422
Stitch Fix, Inc. (a)	1,275	6,299
The RealReal, Inc. (a)	1,003	2,497
thredUP, Inc. (a)	640	1,600
Uber Technologies, Inc. (a)	22,193	454,069
Vivid Seats, Inc. Class A (b)	268	2,002
Wayfair LLC Class A (a)(b)	1,033	44,997
Xometry, Inc.	87	2,952
		13,683,510
Leisure Products - 0.1%
Acushnet Holdings Corp.	465	19,381
American Outdoor Brands, Inc. (a)	175	1,664
AMMO, Inc. (a)(b)	1,102	4,243
Brunswick Corp.	1,027	67,145
Callaway Golf Co. (a)(b)	1,568	31,987
Clarus Corp.	375	7,125
Genius Brands International, Inc. (a)(b)	3,366	2,548
Hasbro, Inc.	1,721	140,915
JAKKS Pacific, Inc. (a)	149	1,886
Johnson Outdoors, Inc. Class A	86	5,260
Latham Group, Inc. (a)	398	2,758
Malibu Boats, Inc. Class A (a)	272	14,337
MasterCraft Boat Holdings, Inc. (a)	256	5,389
Mattel, Inc. (a)	4,653	103,901
Nautilus, Inc. (a)(b)	321	562
Peloton Interactive, Inc. Class A (a)(b)	4,101	37,647
Polaris, Inc. (b)	764	75,850
Smith & Wesson Brands, Inc.	681	8,942
Solo Brands, Inc. Class A (b)	297	1,206
Sturm, Ruger & Co., Inc.	229	14,576
Vista Outdoor, Inc. (a)(b)	740	20,646
YETI Holdings, Inc. (a)(b)	1,169	50,583
		618,551
Multiline Retail - 0.5%
Big Lots, Inc. (b)	382	8,011
Dillard's, Inc. Class A	53	11,690
Dollar General Corp.	3,080	755,955
Dollar Tree, Inc. (a)	2,990	465,992
Franchise Group, Inc.	358	12,555
Kohl's Corp.	1,857	66,276
Macy's, Inc.	3,985	73,005
Nordstrom, Inc.	1,497	31,632
Ollie's Bargain Outlet Holdings, Inc. (a)	778	45,708
Target Corp.	6,371	899,776
		2,370,600
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	753	12,741
Academy Sports & Outdoors, Inc. (b)	1,163	41,333
Advance Auto Parts, Inc.	830	143,665
America's Car Mart, Inc. (a)	88	8,853
American Eagle Outfitters, Inc.	2,075	23,199
Arko Corp.	798	6,512
Asbury Automotive Group, Inc. (a)	308	52,157
AutoNation, Inc. (a)	532	59,456
AutoZone, Inc. (a)	274	588,859
Barnes & Noble Education, Inc. (a)	379	1,110
Bath & Body Works, Inc.	3,432	92,389
Bed Bath & Beyond, Inc. (a)	1,195	5,939
Best Buy Co., Inc.	2,882	187,878
Big 5 Sporting Goods Corp. (b)	290	3,251
Boot Barn Holdings, Inc. (a)	403	27,771
Brilliant Earth Group, Inc. Class A	231	1,097
Build-A-Bear Workshop, Inc.	191	3,136
Burlington Stores, Inc. (a)	889	121,108
Caleres, Inc.	508	13,330
Camping World Holdings, Inc. (b)	563	12,155
CarMax, Inc. (a)	2,151	194,622
Carvana Co. Class A (a)(b)	1,152	26,012
Chico's FAS, Inc. (a)	1,761	8,752
Citi Trends, Inc. (a)(b)	117	2,767
Conn's, Inc. (a)(b)	216	1,732
Designer Brands, Inc. Class A	865	11,297
Destination XL Group, Inc. (a)	432	1,464
Dick's Sporting Goods, Inc.	843	63,537
Enjoy Technology, Inc. (a)(b)	615	133
EVgo, Inc. Class A (a)(b)	874	5,253
Express, Inc. (a)(b)	802	1,572
Five Below, Inc. (a)	748	84,846
Floor & Decor Holdings, Inc. Class A (a)	1,408	88,648
Foot Locker, Inc.	1,152	29,088
GameStop Corp. Class A (a)(b)	823	100,653
Gap, Inc.	2,769	22,817
Genesco, Inc. (a)	182	9,084
Group 1 Automotive, Inc.	226	38,375
GrowGeneration Corp. (a)(b)	661	2,373
Guess?, Inc. (b)	501	8,542
Haverty Furniture Companies, Inc.	181	4,196
Hibbett, Inc.	159	6,950
JOANN, Inc. (b)	195	1,511
Kirkland's, Inc. (a)	240	845
Lazydays Holdings, Inc. (a)(b)	103	1,213
Leslie's, Inc. (a)(b)	1,858	28,204
Lithia Motors, Inc. Class A (sub. vtg.)	404	111,023
LL Flooring Holdings, Inc. (a)	357	3,345
Lowe's Companies, Inc.	8,958	1,564,694
MarineMax, Inc. (a)	282	10,186
Monro, Inc. (b)	462	19,811
Murphy U.S.A., Inc.	305	71,025
National Vision Holdings, Inc. (a)(b)	1,094	30,085
O'Reilly Automotive, Inc. (a)	896	566,057
OneWater Marine, Inc. Class A (b)	163	5,387
Party City Holdco, Inc. (a)	1,285	1,696
Penske Automotive Group, Inc.	406	42,504
Petco Health & Wellness Co., Inc. (a)(b)	1,050	15,477
Rent-A-Center, Inc.	806	15,677
RH (a)	229	48,608
Ross Stores, Inc.	4,701	330,151
Sally Beauty Holdings, Inc. (a)	1,464	17,451
Shift Technologies, Inc. Class A (a)(b)	1,058	712
Shoe Carnival, Inc.	209	4,516
Signet Jewelers Ltd. (b)	690	36,887
Sleep Number Corp. (a)(b)	307	9,502
Sonic Automotive, Inc. Class A (sub. vtg.)	294	10,769
Sportsman's Warehouse Holdings, Inc. (a)	582	5,581
The Aaron's Co., Inc.	397	5,776
The Buckle, Inc.	415	11,491
The Cato Corp. Class A (sub. vtg.)	216	2,508
The Children's Place, Inc. (a)(b)	173	6,733
The Container Store Group, Inc. (a)	393	2,448
The Home Depot, Inc.	13,884	3,807,965
The ODP Corp. (a)	593	17,932
Tilly's, Inc.	250	1,755
TJX Companies, Inc.	15,862	885,893
Tractor Supply Co.	1,513	293,295
TravelCenters of America LLC (a)	158	5,446
Ulta Beauty, Inc. (a)	719	277,160
Urban Outfitters, Inc. (a)(b)	844	15,749
Victoria's Secret & Co. (a)	984	27,522
Volta, Inc. (a)(b)	1,521	1,977
Vroom, Inc. (a)(b)	1,571	1,964
Williams-Sonoma, Inc. (b)	971	107,732
Winmark Corp.	41	8,018
Zumiez, Inc. (a)	273	7,098
		10,560,031
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	367	1,442
Capri Holdings Ltd. (a)	1,964	80,544
Carter's, Inc. (b)	564	39,751
Columbia Sportswear Co.	465	33,285
Crocs, Inc. (a)	789	38,401
Deckers Outdoor Corp. (a)	363	92,692
Fossil Group, Inc. (a)	568	2,937
G-III Apparel Group Ltd. (a)	588	11,895
Hanesbrands, Inc. (b)	4,608	47,416
Kontoor Brands, Inc.	627	20,923
Levi Strauss & Co. Class A	1,345	21,950
lululemon athletica, Inc. (a)	1,564	426,362
Movado Group, Inc.	226	6,990
NIKE, Inc. Class B	16,969	1,734,232
Oxford Industries, Inc.	210	18,635
PLBY Group, Inc. (a)(b)	268	1,715
PVH Corp.	941	53,543
Ralph Lauren Corp.	622	55,762
Rocky Brands, Inc.	82	2,803
Samsonite International SA (a)(d)	18,300	36,428
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,795	63,866
Steven Madden Ltd.	1,029	33,144
Tapestry, Inc.	3,509	107,095
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,830	23,574
Class C (non-vtg.) (a)(b)	2,436	18,465
Unifi, Inc. (a)	153	2,151
Vera Bradley, Inc. (a)	270	1,172
VF Corp.	4,291	189,533
Wolverine World Wide, Inc.	1,121	22,599
		3,189,305

TOTAL CONSUMER DISCRETIONARY		53,662,779

CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	2,356	926
Boston Beer Co., Inc. Class A (a)(b)	124	37,568
Brown-Forman Corp. Class B (non-vtg.)	2,426	170,208
Celsius Holdings, Inc. (a)(b)	511	33,348
Coca-Cola Bottling Co. Consolidated	63	35,526
Constellation Brands, Inc. Class A (sub. vtg.)	2,184	509,003
Duckhorn Portfolio, Inc. (a)	441	9,287
Keurig Dr. Pepper, Inc.	9,792	346,539
MGP Ingredients, Inc. (b)	170	17,015
Molson Coors Beverage Co. Class B	2,504	136,493
Monster Beverage Corp. (a)	4,994	462,944
National Beverage Corp. (b)	322	15,759
PepsiCo, Inc.	18,389	3,064,711
The Coca-Cola Co.	51,673	3,250,748
The Vita Coco Co., Inc. (b)	222	2,173
Vintage Wine Estates, Inc. (a)(b)	368	2,892
		8,095,140
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	1,345	35,938
Andersons, Inc.	392	12,932
BJ's Wholesale Club Holdings, Inc. (a)	1,807	112,612
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	14
warrants 11/4/28 (a)	142	6
warrants 11/4/28 (a)	142	3
Class A (a)(b)	602	2,191
Casey's General Stores, Inc.	495	91,565
Chefs' Warehouse Holdings (a)	450	17,501
Costco Wholesale Corp.	5,896	2,825,835
Grocery Outlet Holding Corp. (a)(b)	1,151	49,067
Ingles Markets, Inc. Class A	183	15,875
Kroger Co.	8,895	421,000
Performance Food Group Co. (a)	2,059	94,673
PriceSmart, Inc.	316	22,635
Rite Aid Corp. (a)	840	5,662
SpartanNash Co.	455	13,727
Sprouts Farmers Market LLC (a)	1,507	38,157
Sysco Corp.	6,745	571,369
U.S. Foods Holding Corp. (a)	2,968	91,058
United Natural Foods, Inc. (a)	769	30,299
Walgreens Boots Alliance, Inc.	9,528	361,111
Walmart, Inc.	18,810	2,286,920
Weis Markets, Inc.	210	15,653
		7,115,803
Food Products - 1.1%
Alico, Inc.	51	1,817
AppHarvest, Inc. (a)(b)	766	2,673
Archer Daniels Midland Co.	7,440	577,344
B&G Foods, Inc. Class A (b)	848	20,165
Benson Hill, Inc. (a)(b)	1,707	4,677
Beyond Meat, Inc. (a)(b)	824	19,727
Bunge Ltd.	1,870	169,590
Cal-Maine Foods, Inc.	502	24,804
Calavo Growers, Inc.	244	10,180
Campbell Soup Co.	2,686	129,062
Conagra Brands, Inc.	6,376	218,314
Darling Ingredients, Inc. (a)	2,154	128,809
Flowers Foods, Inc.	2,643	69,564
Fresh Del Monte Produce, Inc.	459	13,554
Freshpet, Inc. (a)	587	30,459
General Mills, Inc.	8,016	604,807
Hormel Foods Corp.	3,752	177,695
Hostess Brands, Inc. Class A (a)	1,855	39,345
Ingredion, Inc.	892	78,639
J&J Snack Foods Corp.	194	27,094
John B. Sanfilippo & Son, Inc.	112	8,119
Kellogg Co.	3,399	242,485
Lamb Weston Holdings, Inc.	1,929	137,846
Lancaster Colony Corp.	268	34,513
Landec Corp. (a)	330	3,290
McCormick & Co., Inc. (non-vtg.)	3,321	276,473
Mission Produce, Inc. (a)	438	6,242
Mondelez International, Inc.	18,454	1,145,809
Pilgrim's Pride Corp. (a)	641	20,018
Post Holdings, Inc. (a)	762	62,751
Sanderson Farms, Inc.	282	60,779
Seaboard Corp.	3	11,648
Seneca Foods Corp. Class A (a)	90	4,999
Sovos Brands, Inc.	302	4,793
Tattooed Chef, Inc. (a)(b)	551	3,471
The Hain Celestial Group, Inc. (a)	1,245	29,556
The Hershey Co.	1,931	415,474
The J.M. Smucker Co.	1,441	184,462
The Kraft Heinz Co.	9,438	359,965
The Simply Good Foods Co. (a)	1,128	42,605
Tootsie Roll Industries, Inc.	243	8,590
TreeHouse Foods, Inc. (a)	726	30,361
Tyson Foods, Inc. Class A	3,888	334,601
Utz Brands, Inc. Class A	789	10,904
Vital Farms, Inc. (a)	332	2,905
Whole Earth Brands, Inc. Class A (a)	531	3,292
		5,794,270
Household Products - 1.3%
Central Garden & Pet Co. (a)	36	1,527
Central Garden & Pet Co. Class A (non-vtg.) (a)	622	24,886
Church & Dwight Co., Inc.	3,217	298,087
Colgate-Palmolive Co.	11,201	897,648
Energizer Holdings, Inc.	874	24,778
Kimberly-Clark Corp.	4,477	605,067
Procter & Gamble Co.	31,869	4,582,444
Reynolds Consumer Products, Inc. (b)	695	18,953
Spectrum Brands Holdings, Inc.	536	43,963
The Clorox Co.	1,637	230,784
WD-40 Co. (b)	185	37,252
		6,765,389
Personal Products - 0.2%
BellRing Brands, Inc. (a)	1,506	37,484
Coty, Inc. Class A (a)	4,572	36,622
Edgewell Personal Care Co.	703	24,268
elf Beauty, Inc. (a)	627	19,236
Estee Lauder Companies, Inc. Class A	3,089	786,676
Herbalife Nutrition Ltd. (a)	1,337	27,342
Inter Parfums, Inc.	231	16,877
MediFast, Inc.	158	28,521
Nu Skin Enterprises, Inc. Class A	678	29,357
The Beauty Health Co. (a)(b)	1,319	16,962
The Honest Co., Inc. (a)	422	1,232
USANA Health Sciences, Inc. (a)	162	11,722
Veru, Inc. (a)(b)	837	9,458
		1,045,757
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	2,279	4,854
Altria Group, Inc.	24,243	1,012,630
Philip Morris International, Inc.	20,605	2,034,538
Turning Point Brands, Inc.	186	5,046
Universal Corp.	334	20,207
Vector Group Ltd.	1,699	17,840
		3,095,115

TOTAL CONSUMER STAPLES		31,911,474

ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,747	14,448
Baker Hughes Co. Class A	12,045	347,739
Bristow Group, Inc. (a)	336	7,862
Cactus, Inc.	785	31,612
Championx Corp.	2,703	53,655
Core Laboratories NV (b)	598	11,846
DMC Global, Inc. (a)	226	4,075
Dril-Quip, Inc. (a)	441	11,378
Expro Group Holdings NV (a)(b)	417	4,804
Exterran Corp. (a)	281	1,208
Halliburton Co.	11,945	374,595
Helix Energy Solutions Group, Inc. (a)	1,912	5,927
Helmerich & Payne, Inc.	1,412	60,801
Liberty Oilfield Services, Inc. Class A (a)	1,455	18,566
Nabors Industries Ltd. (a)	99	13,256
Newpark Resources, Inc. (a)	1,326	4,097
Nextier Oilfield Solutions, Inc. (a)	2,107	20,038
Noble Corp. (a)(b)	799	20,255
NOV, Inc.	5,231	88,456
Oceaneering International, Inc. (a)	1,322	14,119
Oil States International, Inc. (a)	760	4,119
Patterson-UTI Energy, Inc.	2,866	45,168
ProPetro Holding Corp. (a)	1,090	10,900
RPC, Inc. (a)	861	5,950
Schlumberger Ltd.	18,663	667,389
Select Energy Services, Inc. Class A (a)	847	5,777
Solaris Oilfield Infrastructure, Inc. Class A	405	4,406
TechnipFMC PLC (a)	5,719	38,489
TETRA Technologies, Inc. (a)	1,867	7,580
Tidewater, Inc. (a)	548	11,557
Transocean Ltd. (United States) (a)(b)	8,222	27,379
U.S. Silica Holdings, Inc. (a)	1,020	11,648
Valaris Ltd. (a)	853	36,031
Weatherford International PLC (a)	841	17,804
		2,002,934
Oil, Gas & Consumable Fuels - 3.9%
Aemetis, Inc. (a)(b)	370	1,817
Alto Ingredients, Inc. (a)(b)	1,041	3,862
American Resources Corp. (a)(b)	939	1,362
Amplify Energy Corp. (a)(b)	453	2,963
Antero Resources Corp. (a)	3,797	116,378
APA Corp.	4,826	168,427
Arch Resources, Inc.	208	29,763
Archaea Energy, Inc. (a)(b)	512	7,951
Berry Corp.	980	7,468
Brigham Minerals, Inc. Class A	630	15,517
California Resources Corp.	1,061	40,849
Callon Petroleum Co. (a)	640	25,088
Centennial Resource Development, Inc. Class A (a)	2,552	15,261
Centrus Energy Corp. Class A (a)(b)	132	3,267
Cheniere Energy, Inc.	3,134	416,916
Chesapeake Energy Corp. (b)	1,385	112,324
Chevron Corp.	25,630	3,710,711
Civitas Resources, Inc.	961	50,251
Clean Energy Fuels Corp. (a)(b)	2,168	9,713
CNX Resources Corp. (a)(b)	2,654	43,685
Comstock Resources, Inc. (a)	1,257	15,185
ConocoPhillips Co.	17,314	1,554,970
CONSOL Energy, Inc. (a)	416	20,542
Continental Resources, Inc.	776	50,712
Coterra Energy, Inc.	10,816	278,945
Crescent Energy, Inc. Class A (b)	334	4,168
CVR Energy, Inc.	395	13,233
Delek U.S. Holdings, Inc.	963	24,884
Denbury, Inc. (a)	671	40,253
Devon Energy Corp.	8,368	461,160
Diamondback Energy, Inc.	2,264	274,284
DT Midstream, Inc.	1,275	62,501
Earthstone Energy, Inc. (a)(b)	355	4,846
EOG Resources, Inc.	7,780	859,223
EQT Corp.	3,999	137,566
Equitrans Midstream Corp.	5,383	34,236
Exxon Mobil Corp.	56,288	4,820,504
Gevo, Inc. (a)(b)	2,546	5,983
Green Plains, Inc. (a)(b)	693	18,829
Gulfport Energy Corp. (a)(b)	161	12,801
Hess Corp.	3,666	388,376
HF Sinclair Corp.	1,994	90,049
International Seaways, Inc.	568	12,042
Kinder Morgan, Inc.	25,957	435,039
Kosmos Energy Ltd. (a)	6,057	37,493
Laredo Petroleum, Inc. (a)	193	13,305
Magnolia Oil & Gas Corp. Class A	1,930	40,511
Marathon Oil Corp.	10,347	232,601
Marathon Petroleum Corp.	7,695	632,606
Matador Resources Co.	1,454	67,742
Murphy Oil Corp.	1,915	57,814
National Energy Services Reunited Corp. (a)	570	3,865
New Fortress Energy, Inc.	563	22,278
Nextdecade Corp. (a)(b)	320	1,421
Northern Oil & Gas, Inc.	888	22,431
Oasis Petroleum, Inc.	246	29,926
Occidental Petroleum Corp.	11,796	694,548
ONEOK, Inc.	5,938	329,559
Ovintiv, Inc.	3,473	153,472
Par Pacific Holdings, Inc. (a)	578	9,011
PBF Energy, Inc. Class A (a)	1,278	37,088
PDC Energy, Inc.	1,302	80,216
Peabody Energy Corp. (a)(b)	1,270	27,089
Phillips 66 Co.	6,222	510,142
Pioneer Natural Resources Co.	3,018	673,255
Range Resources Corp. (a)	3,328	82,368
Ranger Oil Corp. (a)	303	9,960
Rex American Resources Corp. (a)	68	5,766
Ring Energy, Inc. (a)	964	2,564
SandRidge Energy, Inc. (a)	388	6,080
SilverBow Resources, Inc. (a)	120	3,403
Sitio Royalties Corp. (b)	112	2,596
SM Energy Co.	1,610	55,046
Southwestern Energy Co. (a)	14,819	92,619
Talos Energy, Inc. (a)	548	8,478
Targa Resources Corp.	3,045	181,695
Teekay Corp. (a)	1,080	3,110
Teekay Tankers Ltd. (a)	360	6,347
Tellurian, Inc. (a)(b)	5,085	15,153
Texas Pacific Land Corp.	83	123,506
The Williams Companies, Inc.	16,158	504,291
Uranium Energy Corp. (a)(b)	3,444	10,608
VAALCO Energy, Inc. (b)	697	4,837
Valero Energy Corp.	5,435	577,632
Vertex Energy, Inc. (a)(b)	579	6,091
W&T Offshore, Inc. (a)	1,385	5,983
World Fuel Services Corp.	875	17,903
		19,806,313

TOTAL ENERGY		21,809,247

FINANCIALS - 11.3%
Banks - 3.8%
1st Source Corp.	219	9,943
Allegiance Bancshares, Inc.	269	10,157
Amerant Bancorp, Inc. Class A	319	8,970
Ameris Bancorp	880	35,358
Associated Banc-Corp.	1,942	35,461
Atlantic Union Bankshares Corp.	1,007	34,157
Banc of California, Inc.	740	13,039
BancFirst Corp. (b)	252	24,119
Bancorp, Inc., Delaware (a)	729	14,230
Bank of America Corp.	94,513	2,942,190
Bank of Hawaii Corp. (b)	532	39,581
Bank of Marin Bancorp	231	7,341
Bank OZK	1,621	60,836
BankUnited, Inc.	1,127	40,087
Banner Corp.	447	25,126
Berkshire Hills Bancorp, Inc.	666	16,497
BOK Financial Corp.	410	30,988
Brookline Bancorp, Inc., Delaware	1,019	13,563
Byline Bancorp, Inc.	275	6,545
Cadence Bank	2,473	58,066
Camden National Corp.	198	8,722
Cathay General Bancorp	1,000	39,150
CBTX, Inc.	268	7,126
Central Pacific Financial Corp.	342	7,336
Citigroup, Inc.	26,386	1,213,492
Citizens Financial Group, Inc.	5,673	202,469
City Holding Co.	208	16,615
Coastal Financial Corp. of Washington (a)	126	4,803
Columbia Banking Systems, Inc.	1,014	29,051
Comerica, Inc.	1,738	127,534
Commerce Bancshares, Inc.	1,475	96,834
Community Bank System, Inc.	727	46,005
Community Trust Bancorp, Inc.	205	8,290
ConnectOne Bancorp, Inc.	496	12,127
CrossFirst Bankshares, Inc. (a)	571	7,537
Cullen/Frost Bankers, Inc.	759	88,386
Customers Bancorp, Inc. (a)	386	13,085
CVB Financial Corp.	1,805	44,782
Dime Community Bancshares, Inc. (b)	435	12,898
Eagle Bancorp, Inc.	409	19,391
East West Bancorp, Inc.	1,891	122,537
Eastern Bankshares, Inc.	2,213	40,852
Enterprise Financial Services Corp.	506	20,999
Equity Bancshares, Inc.	232	6,765
Farmers National Banc Corp.	360	5,400
FB Financial Corp.	478	18,747
Fifth Third Bancorp	9,097	305,659
Financial Institutions, Inc.	228	5,933
First Bancorp, North Carolina	461	16,089
First Bancorp, Puerto Rico	2,660	34,341
First Bancshares, Inc.	285	8,151
First Busey Corp.	639	14,601
First Citizens Bancshares, Inc.	177	115,719
First Commonwealth Financial Corp.	1,241	16,654
First Financial Bancorp, Ohio	1,294	25,104
First Financial Bankshares, Inc. (b)	1,721	67,584
First Financial Corp., Indiana	142	6,319
First Foundation, Inc.	681	13,947
First Hawaiian, Inc.	1,678	38,107
First Horizon National Corp.	7,098	155,162
First Internet Bancorp	110	4,050
First Interstate Bancsystem, Inc.	1,077	41,044
First Merchants Corp.	725	25,825
First Republic Bank	2,386	344,061
Flushing Financial Corp.	429	9,121
FNB Corp., Pennsylvania	4,461	48,446
Fulton Financial Corp.	2,093	30,244
German American Bancorp, Inc.	318	10,869
Glacier Bancorp, Inc.	1,448	68,664
Great Southern Bancorp, Inc.	119	6,969
Hancock Whitney Corp.	1,164	51,600
Hanmi Financial Corp.	375	8,415
HarborOne Bancorp, Inc.	675	9,308
Heartland Financial U.S.A., Inc.	525	21,809
Heritage Commerce Corp.	739	7,900
Heritage Financial Corp., Washington	468	11,775
Hilltop Holdings, Inc.	801	21,355
Home Bancshares, Inc. (b)	1,993	41,395
HomeStreet, Inc.	251	8,702
HomeTrust Bancshares, Inc.	240	6,000
Hope Bancorp, Inc.	1,560	21,590
Horizon Bancorp, Inc. Indiana	532	9,267
Huntington Bancshares, Inc.	19,130	230,134
Independent Bank Corp.	637	50,597
Independent Bank Corp.	267	5,148
Independent Bank Group, Inc.	479	32,529
International Bancshares Corp.	714	28,617
JPMorgan Chase & Co.	39,294	4,424,897
KeyCorp	12,360	212,963
Lakeland Bancorp, Inc.	847	12,383
Lakeland Financial Corp.	342	22,716
Live Oak Bancshares, Inc.	451	15,284
M&T Bank Corp.	1,711	272,716
Mercantile Bank Corp.	212	6,773
Meta Financial Group, Inc.	407	15,739
Metropolitan Bank Holding Corp. (a)	127	8,816
Midland States Bancorp, Inc.	252	6,058
National Bank Holdings Corp.	379	14,504
NBT Bancorp, Inc.	583	21,915
Nicolet Bankshares, Inc. (a)	157	11,357
Northwest Bancshares, Inc.	1,678	21,478
OceanFirst Financial Corp.	771	14,749
OFG Bancorp	635	16,129
Old National Bancorp, Indiana	3,958	58,539
Old Second Bancorp, Inc.	585	7,827
Origin Bancorp, Inc.	278	10,786
Pacific Premier Bancorp, Inc.	1,236	36,141
PacWest Bancorp	1,578	42,069
Park National Corp.	193	23,401
Peapack-Gladstone Financial Corp.	242	7,187
Peoples Bancorp, Inc.	303	8,060
Pinnacle Financial Partners, Inc.	1,004	72,599
PNC Financial Services Group, Inc.	5,585	881,145
Popular, Inc.	1,070	82,315
Preferred Bank, Los Angeles	168	11,427
Premier Financial Corp.	491	12,447
Prosperity Bancshares, Inc.	1,230	83,972
QCR Holdings, Inc.	207	11,176
Regions Financial Corp.	12,531	234,956
Renasant Corp.	744	21,435
Republic First Bancorp, Inc. (a)	581	2,214
S&T Bancorp, Inc.	544	14,922
Sandy Spring Bancorp, Inc.	597	23,325
Seacoast Banking Corp., Florida	761	25,143
ServisFirst Bancshares, Inc.	650	51,298
Signature Bank	835	149,640
Silvergate Capital Corp. (a)	413	22,108
Simmons First National Corp. Class A	1,479	31,444
Southside Bancshares, Inc.	411	15,380
Southstate Corp.	1,023	78,924
Stock Yards Bancorp, Inc.	332	19,860
SVB Financial Group (a)	782	308,882
Synovus Financial Corp.	1,947	70,189
Texas Capital Bancshares, Inc. (a)	685	36,058
Tompkins Financial Corp.	155	11,176
TowneBank	899	24,408
Trico Bancshares	369	16,841
Triumph Bancorp, Inc. (a)	325	20,332
Truist Financial Corp.	17,747	841,740
Trustmark Corp.	793	23,148
U.S. Bancorp	17,957	826,381
UMB Financial Corp.	578	49,766
Umpqua Holdings Corp.	2,892	48,499
United Bankshares, Inc., West Virginia (b)	1,820	63,827
United Community Bank, Inc.	1,417	42,779
Univest Corp. of Pennsylvania	400	10,176
Valley National Bancorp	5,555	57,828
Veritex Holdings, Inc.	645	18,873
Washington Federal, Inc.	881	26,448
Washington Trust Bancorp, Inc.	212	10,254
Webster Financial Corp.	2,397	101,034
Wells Fargo & Co.	51,666	2,023,757
WesBanco, Inc.	814	25,812
Westamerica Bancorp.	359	19,982
Western Alliance Bancorp.	1,422	100,393
Wintrust Financial Corp.	759	60,834
Zions Bancorp NA	2,018	102,716
		19,706,341
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	545	63,547
Ameriprise Financial, Inc.	1,475	350,578
Ares Management Corp.	2,230	126,798
Artisan Partners Asset Management, Inc.	893	31,764
Assetmark Financial Holdings, Inc. (a)	236	4,430
B. Riley Financial, Inc. (b)	217	9,168
Bakkt Holdings, Inc. Class A (a)(b)	428	899
Bank of New York Mellon Corp.	9,836	410,260
BGC Partners, Inc. Class A	4,423	14,906
BlackRock, Inc. Class A	1,896	1,154,740
Blackstone, Inc.	9,366	854,460
Blucora, Inc. (a)	647	11,944
Blue Owl Capital, Inc. Class A (b)	4,375	43,881
Bridge Investment Group Holdings, Inc.	351	5,104
BrightSphere Investment Group, Inc.	444	7,996
Carlyle Group LP	1,856	58,761
Cboe Global Markets, Inc.	1,417	160,390
Charles Schwab Corp.	19,990	1,262,968
CME Group, Inc.	4,778	978,057
Cohen & Steers, Inc.	325	20,667
Coinbase Global, Inc. (a)(b)	381	17,915
Cowen Group, Inc. Class A (b)	348	8,244
Diamond Hill Investment Group, Inc.	43	7,467
Donnelley Financial Solutions, Inc. (a)	374	10,954
Evercore, Inc. Class A	524	49,052
FactSet Research Systems, Inc.	502	193,054
Federated Hermes, Inc.	1,310	41,645
Focus Financial Partners, Inc. Class A (a)	721	24,557
Franklin Resources, Inc. (b)	3,748	87,366
Galaxy Digital Holdings Ltd. (a)	1,295	4,859
GCM Grosvenor, Inc. Class A	392	2,685
Goldman Sachs Group, Inc.	4,513	1,340,451
GQG Partners, Inc. unit	8,195	8,259
Greenhill & Co., Inc. (b)	162	1,494
Hamilton Lane, Inc. Class A	471	31,642
Houlihan Lokey	676	53,357
Interactive Brokers Group, Inc.	1,165	64,087
Intercontinental Exchange, Inc.	7,471	702,573
Invesco Ltd.	4,575	73,795
Janus Henderson Group PLC (b)	2,274	53,462
Jefferies Financial Group, Inc.	2,579	71,232
KKR & Co. LP	7,783	360,275
Lazard Ltd. Class A	1,481	47,999
LPL Financial	1,065	196,471
MarketAxess Holdings, Inc.	506	129,541
MarketWise, Inc. Class A (a)(b)	506	1,822
Moelis & Co. Class A	828	32,582
Moody's Corp.	2,151	585,007
Morgan Stanley	18,846	1,433,427
Morningstar, Inc.	312	75,451
MSCI, Inc.	1,080	445,122
NASDAQ, Inc.	1,554	237,047
Northern Trust Corp.	2,764	266,671
Open Lending Corp. (a)	1,435	14,680
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	3,833
P10, Inc.	282	3,136
Perella Weinberg Partners Class A	443	2,583
Piper Jaffray Companies (b)	189	21,425
PJT Partners, Inc.	329	23,122
Raymond James Financial, Inc.	2,536	226,744
S&P Global, Inc.	4,709	1,587,216
Sculptor Capital Management, Inc. Class A	226	1,887
SEI Investments Co.	1,404	75,844
State Street Corp.	4,868	300,112
StepStone Group, Inc. Class A	642	16,711
Stifel Financial Corp.	1,394	78,092
StoneX Group, Inc. (a)	219	17,097
T. Rowe Price Group, Inc.	3,051	346,624
Tradeweb Markets, Inc. Class A	1,398	95,414
Victory Capital Holdings, Inc.	289	6,965
Virtu Financial, Inc. Class A	1,102	25,798
Virtus Investment Partners, Inc.	95	16,247
WisdomTree Investments, Inc. (b)	1,308	6,632
		15,101,045
Consumer Finance - 0.6%
Ally Financial, Inc.	4,501	150,829
American Express Co.	8,177	1,133,496
Atlanticus Holdings Corp. (a)	65	2,286
Capital One Financial Corp.	5,504	573,462
Credit Acceptance Corp. (a)(b)	108	51,128
CURO Group Holdings Corp. (b)	287	1,587
Discover Financial Services	3,829	362,147
Encore Capital Group, Inc. (a)(b)	326	18,833
Enova International, Inc. (a)	478	13,776
EZCORP, Inc. (non-vtg.) Class A (a)	613	4,604
FirstCash Holdings, Inc.	545	37,883
Green Dot Corp. Class A (a)	716	17,979
Katapult Holdings, Inc. (a)(b)	962	1,029
LendingClub Corp. (a)	1,328	15,524
LendingTree, Inc. (a)	153	6,704
Medallion Financial Corp.	250	1,600
MoneyLion, Inc. (a)(b)	1,130	1,492
Navient Corp.	2,030	28,400
Nelnet, Inc. Class A	278	23,700
NerdWallet, Inc. (b)	176	1,396
OneMain Holdings, Inc.	1,419	53,042
Oportun Financial Corp. (a)	215	1,778
PRA Group, Inc. (a)	596	21,671
PROG Holdings, Inc. (a)	751	12,392
Regional Management Corp.	106	3,961
SLM Corp.	3,747	59,727
SoFi Technologies, Inc. (a)(b)	8,494	44,763
Sunlight Financial Holdings, Inc. Class A (a)(b)	441	1,301
Synchrony Financial	6,936	191,572
Upstart Holdings, Inc. (a)(b)	673	21,280
World Acceptance Corp. (a)	54	6,061
		2,865,403
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	218	7,031
Acacia Research Corp. (a)	635	3,200
Apollo Global Management, Inc.	4,937	239,346
Berkshire Hathaway, Inc. Class B (a)	24,348	6,647,491
Cannae Holdings, Inc. (a)	1,095	21,177
Equitable Holdings, Inc.	5,010	130,611
Jackson Financial, Inc.	1,238	33,117
Voya Financial, Inc. (b)	1,439	85,664
		7,167,637
Insurance - 2.3%
AFLAC, Inc.	7,972	441,091
Alleghany Corp. (a)	182	151,624
Allstate Corp.	3,731	472,830
AMBAC Financial Group, Inc. (a)	556	6,311
American Equity Investment Life Holding Co.	1,103	40,337
American Financial Group, Inc.	877	121,736
American International Group, Inc.	11,038	564,373
Amerisafe, Inc.	248	12,898
Aon PLC	2,855	769,936
Arch Capital Group Ltd. (a)	5,132	233,455
Argo Group International Holdings, Ltd.	485	17,877
Arthur J. Gallagher & Co.	2,769	451,458
Assurant, Inc.	757	130,847
Assured Guaranty Ltd.	927	51,717
Axis Capital Holdings Ltd.	1,026	58,574
Brighthouse Financial, Inc. (a)	1,024	42,004
Brown & Brown, Inc.	3,115	181,729
BRP Group, Inc. (a)	692	16,712
Chubb Ltd.	5,724	1,125,224
Cincinnati Financial Corp.	1,994	237,246
CNO Financial Group, Inc.	1,585	28,673
eHealth, Inc. (a)	277	2,584
Employers Holdings, Inc.	383	16,044
Enstar Group Ltd. (a)	165	35,307
Erie Indemnity Co. Class A	331	63,615
Everest Re Group Ltd.	523	146,586
Fidelity National Financial, Inc.	3,795	140,263
First American Financial Corp.	1,470	77,792
Genworth Financial, Inc. Class A (a)	6,893	24,332
Globe Life, Inc.	1,234	120,278
GoHealth, Inc. (a)	863	516
Goosehead Insurance (b)	277	12,651
Hanover Insurance Group, Inc.	473	69,176
Hartford Financial Services Group, Inc.	4,451	291,229
HCI Group, Inc.	100	6,776
Hippo Holdings, Inc. (a)(b)	4,632	4,070
Horace Mann Educators Corp.	565	21,685
James River Group Holdings Ltd.	522	12,935
Kemper Corp.	793	37,985
Kinsale Capital Group, Inc.	285	65,447
Lemonade, Inc. (a)(b)	520	9,495
Lincoln National Corp.	2,222	103,923
Loews Corp.	2,604	154,313
Markel Corp. (a)	181	234,078
Marsh & McLennan Companies, Inc.	6,709	1,041,572
MBIA, Inc. (a)	603	7,447
Mercury General Corp.	374	16,568
MetLife, Inc.	9,320	585,203
MetroMile, Inc. (a)	1,695	1,555
National Western Life Group, Inc.	28	5,676
Old Republic International Corp.	3,815	85,303
Oscar Health, Inc. (a)(b)	480	2,040
Palomar Holdings, Inc. (a)	333	21,445
Primerica, Inc.	527	63,077
Principal Financial Group, Inc.	3,228	215,598
ProAssurance Corp.	713	16,848
Progressive Corp.	7,768	903,185
Prudential Financial, Inc.	5,026	480,888
Reinsurance Group of America, Inc.	894	104,857
RenaissanceRe Holdings Ltd.	585	91,476
RLI Corp.	531	61,909
Root, Inc. (a)(b)	1,052	1,252
Ryan Specialty Group Holdings, Inc. (b)	790	30,960
Safety Insurance Group, Inc.	184	17,866
Selective Insurance Group, Inc.	796	69,204
Selectquote, Inc. (a)(b)	1,595	3,956
Siriuspoint Ltd. (a)	1,102	5,973
Stewart Information Services Corp.	351	17,462
The Travelers Companies, Inc.	3,206	542,231
Tiptree, Inc.	247	2,623
Trean Insurance Group, Inc. (a)	273	1,701
Trupanion, Inc. (a)(b)	467	28,141
United Fire Group, Inc.	287	9,824
Universal Insurance Holdings, Inc.	352	4,587
Unum Group	2,728	92,807
W.R. Berkley Corp.	2,773	189,285
White Mountains Insurance Group Ltd.	40	49,845
Willis Towers Watson PLC	1,623	320,364
		11,900,460
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	378	2,552
AGNC Investment Corp.	6,957	77,014
Annaly Capital Management, Inc.	19,428	114,819
Apollo Commercial Real Estate Finance, Inc.	1,721	17,967
Arbor Realty Trust, Inc.	2,050	26,876
Ares Commercial Real Estate Corp.	612	7,485
Armour Residential REIT, Inc. (b)	1,312	9,236
Blackstone Mortgage Trust, Inc.	2,268	62,756
BrightSpire Capital, Inc.	1,201	9,068
Broadmark Realty Capital, Inc.	1,837	12,326
Cherry Hill Mortgage Investment Corp. (b)	214	1,370
Chimera Investment Corp.	3,237	28,550
Dynex Capital, Inc.	494	7,864
Ellington Financial LLC (b)	700	10,269
Ellington Residential Mortgage REIT (b)	216	1,614
Franklin BSP Realty Trust, Inc. (b)	537	7,239
Granite Point Mortgage Trust, Inc.	710	6,795
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,113	42,138
Invesco Mortgage Capital, Inc. (b)	373	5,476
KKR Real Estate Finance Trust, Inc. (b)	596	10,400
Ladder Capital Corp. Class A	1,491	15,715
MFA Financial, Inc.	1,261	13,556
New Residential Investment Corp.	6,213	57,905
New York Mortgage Trust, Inc.	5,280	14,573
Orchid Island Capital, Inc. (b)	2,094	5,968
PennyMac Mortgage Investment Trust	1,323	18,297
Ready Capital Corp.	924	11,014
Redwood Trust, Inc.	1,462	11,272
Sachem Capital Corp.	417	1,701
Starwood Property Trust, Inc.	4,090	85,440
TPG RE Finance Trust, Inc.	744	6,703
Two Harbors Investment Corp.	4,500	22,410
		726,368
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	727	26,063
Blue Foundry Bancorp	340	4,077
Capitol Federal Financial, Inc.	1,737	15,946
Columbia Financial, Inc. (a)	542	11,821
Essent Group Ltd.	1,481	57,611
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	120	11,718
Flagstar Bancorp, Inc.	688	24,390
Hingham Institution for Savings	23	6,527
Kearny Financial Corp.	929	10,321
Merchants Bancorp	344	7,798
MGIC Investment Corp.	4,308	54,281
Mr. Cooper Group, Inc. (a)(b)	1,020	37,475
New York Community Bancorp, Inc. (b)	6,162	56,259
NMI Holdings, Inc. (a)	1,140	18,981
Northfield Bancorp, Inc.	536	6,984
Ocwen Financial Corp. (a)	113	3,096
PennyMac Financial Services, Inc.	409	17,877
Provident Financial Services, Inc.	986	21,948
Radian Group, Inc.	2,397	47,101
Rocket Companies, Inc. (b)	1,905	14,021
Southern Missouri Bancorp, Inc.	91	4,119
TFS Financial Corp.	614	8,430
Trustco Bank Corp., New York	264	8,142
UWM Holdings Corp. Class A (b)	1,060	3,752
Walker & Dunlop, Inc.	387	37,284
Waterstone Financial, Inc.	278	4,740
WSFS Financial Corp.	867	34,758
		555,520

TOTAL FINANCIALS		58,022,774

HEALTH CARE - 14.5%
Biotechnology - 2.6%
2seventy bio, Inc. (a)(b)	347	4,580
4D Molecular Therapeutics, Inc. (a)	280	1,954
AbbVie, Inc.	23,506	3,600,179
ACADIA Pharmaceuticals, Inc. (a)	1,534	21,614
Adagio Therapeutics, Inc.	270	886
Adicet Bio, Inc. (a)	225	3,285
ADMA Biologics, Inc. (a)	2,232	4,419
Adverum Biotechnologies, Inc. (a)	840	1,008
Aeglea BioTherapeutics, Inc. (a)(b)	447	226
Agenus, Inc. (a)(b)	2,994	5,808
Agios Pharmaceuticals, Inc. (a)	714	15,829
Akebia Therapeutics, Inc. (a)	2,302	813
Akero Therapeutics, Inc. (a)	265	2,504
Alaunos Therapeutics, Inc. (a)(b)	3,394	4,209
Albireo Pharma, Inc. (a)(b)	259	5,144
Aldeyra Therapeutics, Inc. (a)	572	2,282
Alector, Inc. (a)	801	8,138
Alkermes PLC (a)	2,156	64,227
Allakos, Inc. (a)	403	1,261
Allogene Therapeutics, Inc. (a)(b)	1,052	11,993
Allovir, Inc. (a)(b)	364	1,420
Alnylam Pharmaceuticals, Inc. (a)	1,599	233,214
Altimmune, Inc. (a)	442	5,171
ALX Oncology Holdings, Inc. (a)	242	1,958
Amgen, Inc.	7,490	1,822,317
Amicus Therapeutics, Inc. (a)	3,389	36,398
AnaptysBio, Inc. (a)(b)	242	4,913
Anavex Life Sciences Corp. (a)(b)	1,033	10,340
Anika Therapeutics, Inc. (a)	225	5,022
Apellis Pharmaceuticals, Inc. (a)	1,175	53,134
Applied Molecular Transport, Inc. (a)(b)	141	410
AquaBounty Technologies, Inc. (a)	1,230	2,103
Arbutus Biopharma Corp. (a)	1,423	3,856
Arcturus Therapeutics Holdings, Inc. (a)(b)	270	4,250
Arcus Biosciences, Inc. (a)	589	14,925
Arcutis Biotherapeutics, Inc. (a)	386	8,226
Ardelyx, Inc. (a)	634	374
Arrowhead Pharmaceuticals, Inc. (a)	1,398	49,224
Assembly Biosciences, Inc. (a)	897	1,884
Atara Biotherapeutics, Inc. (a)	1,110	8,647
Athersys, Inc. (a)	2,232	580
Atossa Therapeutics, Inc. (a)(b)	1,835	2,000
Atreca, Inc. (a)(b)	323	578
Aura Biosciences, Inc. (b)	118	1,672
AVEO Pharmaceuticals, Inc. (a)(b)	369	2,421
Avid Bioservices, Inc. (a)	783	11,949
Avidity Biosciences, Inc. (a)	584	8,486
Avita Medical, Inc. (a)	229	1,088
Beam Therapeutics, Inc. (a)(b)	614	23,768
BioAtla, Inc. (a)(b)	208	593
BioCryst Pharmaceuticals, Inc. (a)	2,460	26,027
Biogen, Inc. (a)	1,955	398,703
Biohaven Pharmaceutical Holding Co. Ltd. (a)	816	118,899
BioMarin Pharmaceutical, Inc. (a)	2,444	202,534
BioXcel Therapeutics, Inc. (a)(b)	256	3,379
bluebird bio, Inc. (a)(b)	784	3,246
Blueprint Medicines Corp. (a)	778	39,297
BridgeBio Pharma, Inc. (a)(b)	1,410	12,803
C4 Therapeutics, Inc. (a)(b)	494	3,725
Cardiff Oncology, Inc. (a)(b)	962	2,116
CareDx, Inc. (a)	699	15,015
Caribou Biosciences, Inc.	255	1,385
Catalyst Pharmaceutical Partners, Inc. (a)	1,205	8,447
Cel-Sci Corp. (a)(b)	580	2,610
Celldex Therapeutics, Inc. (a)	605	16,311
Century Therapeutics, Inc.	130	1,092
Cerevel Therapeutics Holdings (a)	760	20,094
Checkpoint Therapeutics, Inc. (a)(b)	1,361	1,402
ChemoCentryx, Inc. (a)	667	16,528
Chimerix, Inc. (a)	836	1,739
Chinook Therapeutics, Inc. (a)	647	11,316
Clovis Oncology, Inc. (a)(b)	1,876	3,377
Cogent Biosciences, Inc. (a)	389	3,509
Coherus BioSciences, Inc. (a)(b)	819	5,930
Concert Pharmaceuticals, Inc. (a)	575	2,421
Cortexyme, Inc. (a)(b)	208	462
Crinetics Pharmaceuticals, Inc. (a)	559	10,425
CRISPR Therapeutics AG (a)(b)	928	56,395
CTI BioPharma Corp. (a)(b)	1,012	6,042
Cue Biopharma, Inc. (a)	395	984
Cullinan Oncology, Inc. (a)	334	4,282
Curis, Inc. (a)	1,527	1,503
Cytokinetics, Inc. (a)(b)	1,115	43,808
CytomX Therapeutics, Inc. (a)	648	1,186
Day One Biopharmaceuticals, Inc. (a)	135	2,417
Deciphera Pharmaceuticals, Inc. (a)	619	8,140
Denali Therapeutics, Inc. (a)	1,208	35,551
DermTech, Inc. (a)(b)	281	1,557
Design Therapeutics, Inc. (a)	143	2,002
Dynavax Technologies Corp. (a)(b)	1,516	19,086
Dyne Therapeutics, Inc. (a)(b)	389	2,672
Eagle Pharmaceuticals, Inc. (a)	145	6,442
Editas Medicine, Inc. (a)(b)	904	10,694
Eiger Biopharmaceuticals, Inc. (a)	454	2,860
Emergent BioSolutions, Inc. (a)	622	19,307
Enanta Pharmaceuticals, Inc. (a)	231	10,919
Entrada Therapeutics, Inc. (b)	240	2,923
Epizyme, Inc. (a)(b)	2,004	2,946
Erasca, Inc.	245	1,365
Evelo Biosciences, Inc. (a)(b)	802	1,692
Exact Sciences Corp. (a)(b)	2,317	91,267
Exelixis, Inc. (a)	4,218	87,819
Fate Therapeutics, Inc. (a)(b)	1,053	26,093
FibroGen, Inc. (a)	1,143	12,070
Foghorn Therapeutics, Inc. (a)(b)	242	3,291
Forma Therapeutics Holdings, Inc. (a)	418	2,880
G1 Therapeutics, Inc. (a)(b)	513	2,534
Generation Bio Co. (a)(b)	518	3,398
Genprex, Inc. (a)(b)	1,015	1,411
Geron Corp. (a)(b)	3,852	5,971
Gilead Sciences, Inc.	16,683	1,031,176
Global Blood Therapeutics, Inc. (a)	769	24,570
Gossamer Bio, Inc. (a)(b)	736	6,160
Gritstone Bio, Inc. (a)	647	1,566
Halozyme Therapeutics, Inc. (a)	1,878	82,632
Harpoon Therapeutics, Inc. (a)	185	353
Heron Therapeutics, Inc. (a)(b)	1,282	3,577
Homology Medicines, Inc. (a)	424	835
Horizon Therapeutics PLC (a)	3,021	240,955
Humacyte, Inc. Class A (a)(b)	725	2,327
Humanigen, Inc. (a)	787	1,393
iBio, Inc. (a)(b)	2,199	581
Icosavax, Inc. (a)	157	900
Ideaya Biosciences, Inc. (a)(b)	490	6,762
IGM Biosciences, Inc. (a)	85	1,533
Imago BioSciences, Inc. (b)	109	1,460
Immunic, Inc. (a)	220	763
ImmunityBio, Inc. (a)(b)	861	3,203
ImmunoGen, Inc. (a)	2,801	12,605
Immunovant, Inc. (a)(b)	396	1,544
Incyte Corp. (a)	2,509	190,609
Infinity Pharmaceuticals, Inc. (a)	2,885	1,824
Inhibrx, Inc. (a)(b)	233	2,645
Inmune Bio, Inc. (a)(b)	268	2,369
Inovio Pharmaceuticals, Inc. (a)(b)	2,843	4,918
Insmed, Inc. (a)	1,541	30,389
Intellia Therapeutics, Inc. (a)	923	47,774
Intercept Pharmaceuticals, Inc. (a)(b)	316	4,364
Ionis Pharmaceuticals, Inc. (a)	1,882	69,672
Iovance Biotherapeutics, Inc. (a)(b)	1,778	19,629
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,150	24,790
iTeos Therapeutics, Inc. (a)	249	5,129
Iveric Bio, Inc. (a)	1,390	13,372
Janux Therapeutics, Inc. (b)	151	1,844
Jounce Therapeutics, Inc. (a)	450	1,364
Kalvista Pharmaceuticals, Inc. (a)	307	3,021
Karuna Therapeutics, Inc. (a)	284	35,929
Karyopharm Therapeutics, Inc. (a)(b)	856	3,861
Keros Therapeutics, Inc. (a)	169	4,669
Kezar Life Sciences, Inc. (a)(b)	500	4,135
Kiniksa Pharmaceuticals Ltd. (a)	328	3,178
Kinnate Biopharma, Inc. (a)(b)	197	2,484
Kodiak Sciences, Inc. (a)	413	3,155
Kronos Bio, Inc. (a)	497	1,809
Krystal Biotech, Inc. (a)(b)	273	17,925
Kura Oncology, Inc. (a)	901	16,515
Kymera Therapeutics, Inc. (a)(b)	466	9,176
Lexicon Pharmaceuticals, Inc. (a)	866	1,611
Ligand Pharmaceuticals, Inc. Class B (a)(b)	220	19,628
Lineage Cell Therapeutics, Inc. (a)	1,681	2,656
Macrogenics, Inc. (a)	724	2,136
Madrigal Pharmaceuticals, Inc. (a)	156	11,166
MannKind Corp. (a)(b)	3,421	13,034
Mersana Therapeutics, Inc. (a)	953	4,403
MiMedx Group, Inc. (a)	948	3,290
Mirati Therapeutics, Inc. (a)	665	44,641
Mirum Pharmaceuticals, Inc. (a)(b)	219	4,262
Moderna, Inc. (a)	4,692	670,252
Monte Rosa Therapeutics, Inc. (b)	151	1,460
Morphic Holding, Inc. (a)	337	7,313
Myovant Sciences Ltd. (a)(b)	646	8,030
Myriad Genetics, Inc. (a)	1,040	18,897
Natera, Inc. (a)	1,171	41,500
Neurocrine Biosciences, Inc. (a)	1,264	123,215
NextCure, Inc. (a)	318	1,495
Nkarta, Inc. (a)(b)	207	2,550
Novavax, Inc. (a)(b)	1,006	51,739
Nurix Therapeutics, Inc. (a)(b)	619	7,843
Nuvalent, Inc. Class A (a)(b)	125	1,695
Ocugen, Inc. (a)(b)	2,502	5,680
Olema Pharmaceuticals, Inc.(a)	344	1,400
Organogenesis Holdings, Inc. Class A (a)	774	3,777
ORIC Pharmaceuticals, Inc. (a)	410	1,837
Outlook Therapeutics, Inc. (a)(b)	1,299	1,325
Oyster Point Pharma, Inc. (a)(b)	191	827
Palatin Technologies, Inc. (a)(b)	1,636	459
Passage Bio, Inc. (a)	461	1,088
PDL BioPharma, Inc. (a)(c)	644	947
PDS Biotechnology Corp. (a)(b)	357	1,303
Pieris Pharmaceuticals, Inc. (a)	676	1,264
PMV Pharmaceuticals, Inc. (a)(b)	322	4,589
Point Biopharma Global, Inc. (a)(b)	914	6,224
Praxis Precision Medicines, Inc. (a)(b)	412	1,009
Precigen, Inc. (a)(b)	1,100	1,474
Precision BioSciences, Inc. (a)	634	1,014
Prelude Therapeutics, Inc. (a)	118	616
Prometheus Biosciences, Inc. (a)	130	3,670
Protagonist Therapeutics, Inc. (a)	558	4,414
Prothena Corp. PLC (a)	467	12,679
PTC Therapeutics, Inc. (a)	954	38,217
Puma Biotechnology, Inc. (a)	355	1,012
Radius Health, Inc. (a)	662	6,865
RAPT Therapeutics, Inc. (a)	255	4,654
Recursion Pharmaceuticals, Inc. (a)(b)	303	2,466
Regeneron Pharmaceuticals, Inc. (a)	1,420	839,405
REGENXBIO, Inc. (a)	473	11,683
Relay Therapeutics, Inc. (a)(b)	996	16,683
Repligen Corp. (a)(b)	685	111,244
Replimune Group, Inc. (a)	375	6,555
Revolution Medicines, Inc. (a)(b)	866	16,878
Rhythm Pharmaceuticals, Inc. (a)	582	2,415
Rigel Pharmaceuticals, Inc. (a)	2,433	2,749
Rocket Pharmaceuticals, Inc. (a)(b)	591	8,132
Rubius Therapeutics, Inc. (a)	522	444
Sage Therapeutics, Inc. (a)	685	22,126
Sana Biotechnology, Inc. (a)(b)	1,028	6,610
Sangamo Therapeutics, Inc. (a)	1,476	6,111
Sarepta Therapeutics, Inc. (a)	1,162	87,104
Scholar Rock Holding Corp. (a)	326	1,790
Seagen, Inc. (a)	1,782	315,307
Selecta Biosciences, Inc. (a)(b)	1,036	1,357
Seres Therapeutics, Inc. (a)(b)	822	2,819
Sesen Bio, Inc. (a)(b)	1,904	1,543
Shattuck Labs, Inc. (a)	342	1,389
Silverback Therapeutics, Inc. (a)	158	670
Sorrento Therapeutics, Inc. (a)(b)	3,776	7,590
Spectrum Pharmaceuticals, Inc. (a)	2,348	1,831
Spero Therapeutics, Inc. (a)	401	297
Springworks Therapeutics, Inc. (a)(b)	339	8,346
Stoke Therapeutics, Inc. (a)	287	3,791
Surface Oncology, Inc. (a)	778	1,276
Sutro Biopharma, Inc. (a)	557	2,902
Syndax Pharmaceuticals, Inc. (a)	625	12,025
Taysha Gene Therapies, Inc. (a)(b)	311	1,157
TCR2 Therapeutics, Inc. (a)	251	728
Tenaya Therapeutics, Inc. (a)(b)	162	912
TG Therapeutics, Inc. (a)	1,739	7,391
TONIX Pharmaceuticals Holding (a)(b)	340	537
Travere Therapeutics, Inc. (a)	705	17,082
Turning Point Therapeutics, Inc. (a)	654	49,214
Twist Bioscience Corp. (a)	728	25,451
Tyra Biosciences, Inc. (b)	212	1,516
Ultragenyx Pharmaceutical, Inc. (a)	908	54,171
uniQure B.V. (a)	491	9,152
United Therapeutics Corp. (a)	599	141,148
Vanda Pharmaceuticals, Inc. (a)	779	8,491
Vaxart, Inc. (a)(b)	1,728	6,048
Vaxcyte, Inc. (a)	457	9,944
VBI Vaccines, Inc. (a)(b)	3,456	2,794
Veracyte, Inc. (a)(b)	979	19,482
Verastem, Inc. (a)	2,557	2,966
Vericel Corp. (a)	606	15,259
Vertex Pharmaceuticals, Inc. (a)	3,385	953,859
Verve Therapeutics, Inc. (b)	178	2,720
Viking Therapeutics, Inc. (a)	775	2,240
Vir Biotechnology, Inc. (a)	1,000	25,470
Viridian Therapeutics, Inc. (a)(b)	236	2,731
VistaGen Therapeutics, Inc. (a)	2,120	1,866
Voyager Therapeutics, Inc. (a)(b)	418	2,470
Xencor, Inc. (a)	789	21,595
Y-mAbs Therapeutics, Inc. (a)(b)	462	6,990
Zentalis Pharmaceuticals, Inc. (a)(b)	487	13,685
		13,506,790
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	23,505	2,553,818
Abiomed, Inc. (a)	605	149,744
Accuray, Inc. (a)	1,200	2,352
Align Technology, Inc. (a)	976	230,990
Alphatec Holdings, Inc. (a)(b)	827	5,409
Angiodynamics, Inc. (a)	511	9,888
Apollo Endosurgery, Inc. (a)(b)	348	1,270
Artivion, Inc. (a)	517	9,761
Asensus Surgical, Inc. (a)	3,774	1,502
Atricure, Inc. (a)	594	24,271
Atrion Corp.	19	11,948
Avanos Medical, Inc. (a)	641	17,525
AxoGen, Inc. (a)	556	4,554
Axonics Modulation Technologies, Inc. (a)	627	35,532
Baxter International, Inc.	6,655	427,451
Becton, Dickinson & Co.	3,784	932,870
Beyond Air, Inc. (a)(b)	312	2,087
BioLife Solutions, Inc. (a)	451	6,228
Bioventus, Inc. (a)(b)	256	1,746
Boston Scientific Corp. (a)	18,937	705,782
Butterfly Network, Inc. Class A (a)(b)	1,665	5,112
Cardiovascular Systems, Inc. (a)	544	7,812
Cerus Corp. (a)	2,308	12,209
ClearPoint Neuro, Inc. (a)(b)	193	2,519
Co.-Diagnostics, Inc. (a)(b)	368	2,064
CONMED Corp. (b)	393	37,634
CryoPort, Inc. (a)(b)	672	20,819
Cutera, Inc. (a)	207	7,763
DarioHealth Corp. (a)(b)	290	1,781
Dentsply Sirona, Inc.	2,908	103,903
DexCom, Inc. (a)	5,154	384,128
Eargo, Inc. (a)(b)	402	302
Edwards Lifesciences Corp. (a)	8,299	789,152
Embecta Corp. (a)	716	18,129
Enovis Corp. (a)	609	33,495
Envista Holdings Corp. (a)	2,153	82,977
Figs, Inc. Class A (a)(b)	448	4,081
Glaukos Corp. (a)	614	27,888
Globus Medical, Inc. (a)	1,044	58,610
Haemonetics Corp. (a)	682	44,453
Heska Corp. (a)	139	13,137
Hologic, Inc. (a)	3,320	230,076
ICU Medical, Inc. (a)(b)	268	44,057
IDEXX Laboratories, Inc. (a)	1,128	395,623
Inari Medical, Inc. (a)(b)	437	29,712
Inogen, Inc. (a)	271	6,553
Insulet Corp. (a)	917	199,851
Integer Holdings Corp. (a)	447	31,585
Integra LifeSciences Holdings Corp. (a)	971	52,463
Intuitive Surgical, Inc. (a)	4,757	954,777
IRadimed Corp.	78	2,647
iRhythm Technologies, Inc. (a)	392	42,348
Lantheus Holdings, Inc. (a)	899	59,361
LeMaitre Vascular, Inc. (b)	269	12,253
LivaNova PLC (a)	709	44,291
Masimo Corp. (a)	679	88,725
Medtronic PLC	17,875	1,604,281
Meridian Bioscience, Inc. (a)	566	17,218
Merit Medical Systems, Inc. (a)	672	36,469
Mesa Laboratories, Inc.	71	14,480
Natus Medical, Inc. (a)	474	15,533
Neogen Corp. (a)	1,450	34,931
Nevro Corp. (a)	451	19,767
Novocure Ltd. (a)(b)	1,197	83,192
NuVasive, Inc. (a)	696	34,215
Omnicell, Inc. (a)	583	66,316
OraSure Technologies, Inc. (a)	843	2,285
Orthofix International NV (a)	272	6,403
OrthoPediatrics Corp. (a)	193	8,328
Outset Medical, Inc. (a)	530	7,876
Owlet, Inc. (a)	886	1,506
Penumbra, Inc. (a)(b)	463	57,653
PROCEPT BioRobotics Corp.	84	2,746
Pulmonx Corp. (a)(b)	471	6,933
QuidelOrtho Corp. (a)	509	49,465
Quotient Ltd. (a)	1,028	247
ResMed, Inc.	1,943	407,311
Seaspine Holdings Corp. (a)	481	2,718
Semler Scientific, Inc. (a)	59	1,663
Senseonics Holdings, Inc. (a)(b)	5,160	5,315
Shockwave Medical, Inc. (a)(b)	473	90,423
SI-BONE, Inc. (a)	377	4,976
Sientra, Inc. (a)(b)	866	725
Sight Sciences, Inc.	131	1,178
Silk Road Medical, Inc. (a)(b)	479	17,431
SmileDirectClub, Inc. (a)(b)	1,693	1,761
Staar Surgical Co. (a)	635	45,041
Stereotaxis, Inc. (a)	595	1,095
STERIS PLC	1,330	274,180
Stryker Corp.	4,464	888,024
SurModics, Inc. (a)	195	7,260
Tactile Systems Technology, Inc. (a)	297	2,168
Tandem Diabetes Care, Inc. (a)	840	49,720
Teleflex, Inc.	623	153,165
The Cooper Companies, Inc.	656	205,407
TransMedics Group, Inc. (a)	352	11,070
Treace Medical Concepts, Inc. (a)	138	1,979
UFP Technologies, Inc. (a)	81	6,445
Utah Medical Products, Inc.	40	3,436
Vapotherm, Inc. (a)	270	683
Varex Imaging Corp. (a)(b)	497	10,631
Vicarious Surgical, Inc. (a)(b)	459	1,349
ViewRay, Inc. (a)	1,873	4,963
Zimmer Biomet Holdings, Inc.	2,778	291,857
Zimvie, Inc. (a)(b)	254	4,067
Zomedica Corp. (a)(b)	11,813	2,600
Zynex, Inc. (b)	430	3,431
		13,558,934
Health Care Providers & Services - 3.2%
1Life Healthcare, Inc. (a)(b)	2,224	17,436
23andMe Holding Co. Class A (a)(b)	2,656	6,587
Acadia Healthcare Co., Inc. (a)	1,202	81,291
Accolade, Inc. (a)	741	5,483
AdaptHealth Corp. (a)(b)	1,323	23,867
Addus HomeCare Corp. (a)	208	17,322
Agiliti, Inc. (a)(b)	337	6,912
Amedisys, Inc. (a)	435	45,727
AmerisourceBergen Corp.	1,999	282,819
AMN Healthcare Services, Inc. (a)	628	68,898
Apollo Medical Holdings, Inc. (a)(b)	502	19,372
ATI Physical Therapy, Inc. (a)(b)	1,099	1,550
Aveanna Healthcare Holdings, Inc. (a)(b)	641	1,449
Brookdale Senior Living, Inc. (a)	2,437	11,064
Cano Health, Inc. (a)(b)	2,274	9,960
Cardinal Health, Inc.	3,683	192,510
CareMax, Inc. Class A (a)	820	2,977
Castle Biosciences, Inc. (a)	309	6,783
Centene Corp. (a)	7,756	656,235
Chemed Corp.	205	96,225
Cigna Corp.	4,293	1,131,291
Clover Health Investments Corp. (a)(b)	3,419	7,317
Community Health Systems, Inc. (a)	1,646	6,173
Corvel Corp. (a)	123	18,114
Covetrus, Inc. (a)	1,394	28,926
Cross Country Healthcare, Inc. (a)	482	10,040
CVS Health Corp.	17,447	1,616,639
DaVita HealthCare Partners, Inc. (a)	826	66,047
DocGo, Inc. Class A (a)(b)	954	6,812
Elevance Health, Inc.	3,226	1,556,803
Encompass Health Corp.	1,332	74,659
Fulgent Genetics, Inc. (a)	272	14,832
Guardant Health, Inc. (a)	1,352	54,540
Hanger, Inc. (a)	504	7,217
HCA Holdings, Inc.	3,184	535,103
HealthEquity, Inc. (a)	1,103	67,713
Henry Schein, Inc. (a)	1,846	141,662
Hims & Hers Health, Inc. (a)(b)	1,534	6,949
Humana, Inc.	1,709	799,932
InfuSystems Holdings, Inc. (a)	229	2,205
Invitae Corp. (a)(b)	2,761	6,737
Laboratory Corp. of America Holdings	1,238	290,138
LHC Group, Inc. (a)	421	65,567
McKesson Corp.	1,989	648,832
MEDNAX, Inc. (a)	1,097	23,048
Modivcare, Inc. (a)	171	14,450
Molina Healthcare, Inc. (a)	777	217,257
National Healthcare Corp.	187	13,071
National Research Corp. Class A	199	7,618
Oak Street Health, Inc. (a)(b)	1,881	30,924
Opko Health, Inc. (a)(b)	5,604	14,178
Option Care Health, Inc. (a)	1,865	51,828
Owens & Minor, Inc.	1,002	31,513
Patterson Companies, Inc.	1,143	34,633
Pennant Group, Inc. (a)	400	5,124
PetIQ, Inc. Class A (a)(b)	339	5,692
Premier, Inc.	1,601	57,124
Privia Health Group, Inc. (a)	332	9,668
Progyny, Inc. (a)	950	27,598
Quest Diagnostics, Inc.	1,582	210,374
R1 Rcm, Inc. (a)	1,803	37,791
RadNet, Inc. (a)	649	11,215
Select Medical Holdings Corp.	1,399	33,044
Sema4 Holdings Corp. Class A (a)(b)	1,528	1,925
Surgery Partners, Inc. (a)	461	13,332
Talkspace, Inc. Class A (a)(b)	1,176	1,999
Tenet Healthcare Corp. (a)	1,427	75,003
The Ensign Group, Inc.	699	51,356
The Joint Corp. (a)	178	2,725
U.S. Physical Therapy, Inc.	170	18,564
UnitedHealth Group, Inc.	12,521	6,431,161
Universal Health Services, Inc. Class B	974	98,092
		16,249,022
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,678	24,885
American Well Corp. (a)	2,460	10,627
Certara, Inc. (a)(b)	1,415	30,366
Change Healthcare, Inc. (a)	3,382	77,989
Computer Programs & Systems, Inc. (a)	204	6,522
Definitive Healthcare Corp.	332	7,613
Doximity, Inc. (b)	1,232	42,898
Evolent Health, Inc. (a)	1,065	32,706
GoodRx Holdings, Inc. (a)	839	4,967
Health Catalyst, Inc. (a)	736	10,665
HealthStream, Inc. (a)	368	7,989
iCAD, Inc. (a)	233	932
Inspire Medical Systems, Inc. (a)	363	66,309
MultiPlan Corp. Class A (a)(b)	3,313	18,188
Nextgen Healthcare, Inc. (a)	787	13,725
OptimizeRx Corp. (a)(b)	247	6,765
Phreesia, Inc. (a)	670	16,757
Schrodinger, Inc. (a)	643	16,982
Sharecare, Inc. Class A (a)(b)	3,598	5,685
Simulations Plus, Inc.	201	9,915
Tabula Rasa HealthCare, Inc. (a)	341	876
Teladoc Health, Inc. (a)(b)	2,140	71,069
UpHealth, Inc. (a)	2,016	1,194
Veeva Systems, Inc. Class A (a)	1,848	365,978
		851,602
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	1,220	55,205
Adaptive Biotechnologies Corp. (a)(b)	1,371	11,091
Agilent Technologies, Inc.	3,995	474,486
Avantor, Inc. (a)	8,103	252,003
Azenta, Inc.	1,003	72,316
Berkeley Lights, Inc. (a)(b)	501	2,490
Bio-Rad Laboratories, Inc. Class A (a)	288	142,560
Bio-Techne Corp.	523	181,293
BioNano Genomics, Inc. (a)(b)	3,574	4,932
Bruker Corp.	1,361	85,416
Charles River Laboratories International, Inc. (a)	672	143,788
ChromaDex, Inc. (a)	829	1,384
Codexis, Inc. (a)	782	8,180
Danaher Corp.	8,459	2,144,526
Frontage Holdings Corp. (a)(d)	10,000	3,989
Illumina, Inc. (a)	2,079	383,284
Inotiv, Inc. (a)(b)	187	1,795
IQVIA Holdings, Inc. (a)	2,539	550,938
Maravai LifeSciences Holdings, Inc. (a)	1,461	41,507
Medpace Holdings, Inc. (a)	383	57,324
Mettler-Toledo International, Inc. (a)	306	351,524
Nanostring Technologies, Inc. (a)	595	7,557
Nautilus Biotechnology, Inc. (a)(b)	595	1,601
NeoGenomics, Inc. (a)	1,620	13,203
Pacific Biosciences of California, Inc. (a)(b)	2,875	12,708
PerkinElmer, Inc.	1,678	238,645
Personalis, Inc. (a)	499	1,722
Quanterix Corp. (a)	436	7,059
Quantum-Si, Inc. (a)(b)	1,022	2,371
Science 37 Holdings, Inc. (a)(b)	638	1,282
Seer, Inc. (a)(b)	517	4,627
SomaLogic, Inc. Class A (a)	1,767	7,987
Sotera Health Co. (a)	1,341	26,270
Standard BioTools, Inc. (a)	780	1,248
Syneos Health, Inc. (a)	1,381	98,990
Thermo Fisher Scientific, Inc.	5,238	2,845,701
Waters Corp. (a)	811	268,425
West Pharmaceutical Services, Inc.	986	298,137
		8,807,564
Pharmaceuticals - 4.2%
9 Meters Biopharma, Inc. (a)	3,891	1,015
Aclaris Therapeutics, Inc. (a)	579	8,083
Adamis Pharmaceuticals Corp. (a)	3,333	1,670
Aerie Pharmaceuticals, Inc. (a)(b)	677	5,078
Amneal Pharmaceuticals, Inc. (a)	1,316	4,185
Amphastar Pharmaceuticals, Inc. (a)	504	17,534
Ampio Pharmaceuticals, Inc. (a)	2,058	346
ANI Pharmaceuticals, Inc. (a)	196	5,815
Arvinas Holding Co. LLC (a)	592	24,917
Atea Pharmaceuticals, Inc. (a)	661	4,693
Athira Pharma, Inc. (a)	387	1,180
Axsome Therapeutics, Inc. (a)(b)	397	15,205
Bristol-Myers Squibb Co.	28,969	2,230,613
Cara Therapeutics, Inc. (a)(b)	581	5,305
Cassava Sciences, Inc. (a)(b)	526	14,791
Catalent, Inc. (a)	2,381	255,457
Citius Pharmaceuticals, Inc. (a)(b)	1,564	1,439
Clearside Biomedical, Inc. (a)	985	1,448
Collegium Pharmaceutical, Inc. (a)	427	7,566
Corcept Therapeutics, Inc. (a)	1,288	30,629
CymaBay Therapeutics, Inc. (a)	1,295	3,820
DICE Therapeutics, Inc. (b)	155	2,406
Edgewise Therapeutics, Inc. (a)	236	1,879
Elanco Animal Health, Inc. (a)	6,304	123,748
Eli Lilly & Co.	10,555	3,422,248
Endo International PLC (a)	2,794	1,301
Esperion Therapeutics, Inc. (a)(b)	772	4,910
Evolus, Inc. (a)(b)	514	5,962
Eyepoint Pharmaceuticals, Inc. (a)(b)	312	2,455
Fulcrum Therapeutics, Inc. (a)	384	1,882
Harmony Biosciences Holdings, Inc. (a)	317	15,460
Innoviva, Inc. (a)	843	12,443
Intra-Cellular Therapies, Inc. (a)	1,139	65,014
Jazz Pharmaceuticals PLC (a)	817	127,460
Johnson & Johnson	34,999	6,212,672
KemPharm, Inc. (a)	457	2,038
Liquidia Technologies, Inc. (a)(b)	652	2,843
Marinus Pharmaceuticals, Inc. (a)	397	1,921
Merck & Co., Inc.	33,579	3,061,397
Nektar Therapeutics (a)(b)	2,297	8,729
NGM Biopharmaceuticals, Inc. (a)	485	6,218
Nuvation Bio, Inc. (a)	1,448	4,692
Ocular Therapeutix, Inc. (a)	905	3,638
Omeros Corp. (a)(b)	688	1,892
Organon & Co.	3,368	113,670
Pacira Biosciences, Inc. (a)	602	35,097
Paratek Pharmaceuticals, Inc. (a)(b)	407	786
Perrigo Co. PLC	1,778	72,133
Pfizer, Inc.	74,625	3,912,589
Phathom Pharmaceuticals, Inc. (a)(b)	203	1,713
Phibro Animal Health Corp. Class A	264	5,050
Pliant Therapeutics, Inc. (a)	337	2,699
PLx Pharma PLC (a)	593	1,441
Prestige Brands Holdings, Inc. (a)	675	39,690
Provention Bio, Inc. (a)(b)	750	3,000
Reata Pharmaceuticals, Inc. (a)(b)	355	10,788
Relmada Therapeutics, Inc. (a)	392	7,444
Revance Therapeutics, Inc. (a)	882	12,189
Royalty Pharma PLC	4,736	199,101
SCYNEXIS, Inc. (a)	802	1,492
Seelos Therapeutics, Inc. (a)(b)	2,587	1,760
SIGA Technologies, Inc.	576	6,670
Supernus Pharmaceuticals, Inc. (a)	727	21,025
TherapeuticsMD, Inc. (a)	89	886
Theravance Biopharma, Inc. (a)	625	5,663
Theseus Pharmaceuticals, Inc. (b)	154	852
Tricida, Inc. (a)(b)	460	4,453
Ventyx Biosciences, Inc.	153	1,871
Viatris, Inc.	16,083	168,389
Xeris Biopharma Holdings, Inc. (a)(b)	1,496	2,304
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	72
Zoetis, Inc. Class A	6,290	1,081,188
Zynerba Pharmaceuticals, Inc. (a)(b)	438	499
		21,448,511

TOTAL HEALTH CARE		74,422,423

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
AAR Corp. (a)	433	18,117
Aerojet Rocketdyne Holdings, Inc. (a)	1,005	40,803
AeroVironment, Inc. (a)	316	25,975
AerSale Corp. (a)	191	2,771
Archer Aviation, Inc. Class A (a)(b)	1,457	4,488
Astra Space, Inc. Class A (a)(b)	1,572	2,044
Astronics Corp. (a)	337	3,427
Axon Enterprise, Inc. (a)	913	85,064
BWX Technologies, Inc.	1,227	67,595
Byrna Technologies, Inc. (a)(b)	212	1,821
Cadre Holdings, Inc.	81	1,593
Curtiss-Wright Corp.	518	68,407
Ducommun, Inc. (a)	132	5,681
General Dynamics Corp.	3,062	677,468
HEICO Corp. (b)	577	75,656
HEICO Corp. Class A	985	103,799
Hexcel Corp.	1,121	58,640
Howmet Aerospace, Inc.	5,050	158,823
Huntington Ingalls Industries, Inc.	532	115,880
Kaman Corp.	387	12,094
Kratos Defense & Security Solutions, Inc. (a)	1,684	23,374
L3Harris Technologies, Inc.	2,609	630,595
Lockheed Martin Corp.	3,222	1,385,331
Maxar Technologies, Inc.	977	25,490
Mercury Systems, Inc. (a)	764	49,148
Momentus, Inc. Class A (a)	623	1,346
Moog, Inc. Class A	391	31,041
National Presto Industries, Inc.	62	4,070
Northrop Grumman Corp.	1,951	933,690
Park Aerospace Corp.	225	2,871
Parsons Corp. (a)	353	14,268
Raytheon Technologies Corp.	19,836	1,906,438
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,819	6,894
Spirit AeroSystems Holdings, Inc. Class A	1,408	41,254
Textron, Inc.	2,935	179,240
The Boeing Co. (a)	7,286	996,142
TransDigm Group, Inc. (a)	701	376,206
Triumph Group, Inc. (a)	843	11,203
Vectrus, Inc. (a)	138	4,617
Virgin Galactic Holdings, Inc. (a)(b)	2,479	14,924
Woodward, Inc.	846	78,247
		8,246,535
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	753	21,634
Atlas Air Worldwide Holdings, Inc. (a)	357	22,030
C.H. Robinson Worldwide, Inc.	1,729	175,269
Expeditors International of Washington, Inc.	2,258	220,065
FedEx Corp.	3,241	734,767
Forward Air Corp.	365	33,565
GXO Logistics, Inc. (a)	1,300	56,251
Hub Group, Inc. Class A (a)	454	32,207
United Parcel Service, Inc. Class B	9,695	1,769,725
		3,065,513
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,656	66,323
Allegiant Travel Co. (a)	209	23,636
American Airlines Group, Inc. (a)	8,607	109,137
Blade Air Mobility, Inc. (a)(b)	582	2,596
Delta Air Lines, Inc. (a)	8,505	246,390
Hawaiian Holdings, Inc. (a)	694	9,931
JetBlue Airways Corp. (a)	4,302	36,008
Joby Aviation, Inc. (a)(b)	3,680	18,069
Mesa Air Group, Inc. (a)	291	637
SkyWest, Inc. (a)	686	14,578
Southwest Airlines Co. (a)	7,873	284,373
Spirit Airlines, Inc. (a)	1,464	34,902
Sun Country Airlines Holdings, Inc. (a)	388	7,116
United Airlines Holdings, Inc. (a)	4,302	152,377
Wheels Up Experience, Inc. Class A (a)(b)	2,237	4,362
		1,010,435
Building Products - 0.6%
A.O. Smith Corp.	1,752	95,799
AAON, Inc.	538	29,461
Advanced Drain Systems, Inc.	762	68,633
Allegion PLC	1,195	116,991
American Woodmark Corp. (a)	229	10,307
Apogee Enterprises, Inc.	310	12,158
Armstrong World Industries, Inc.	628	47,075
Builders FirstSource, Inc. (a)	2,547	136,774
Carlisle Companies, Inc.	693	165,357
Carrier Global Corp.	11,375	405,633
Cornerstone Building Brands, Inc. (a)	728	17,829
CSW Industrials, Inc.	217	22,358
Fortune Brands Home & Security, Inc.	1,810	108,383
Gibraltar Industries, Inc. (a)	434	16,818
Griffon Corp.	619	17,351
Hayward Holdings, Inc. (a)(b)	517	7,440
Insteel Industries, Inc.	259	8,721
Janus International Group, Inc. (a)	822	7,423
Jeld-Wen Holding, Inc. (a)	1,199	17,493
Johnson Controls International PLC	9,343	447,343
Lennox International, Inc.	448	92,552
Masco Corp.	3,189	161,363
Masonite International Corp. (a)	309	23,740
Owens Corning	1,338	99,427
PGT Innovations, Inc. (a)	807	13,428
Quanex Building Products Corp.	434	9,874
Resideo Technologies, Inc. (a)	1,894	36,781
Simpson Manufacturing Co. Ltd.	581	58,454
Tecnoglass, Inc.	269	4,721
The AZEK Co., Inc. (a)	1,532	25,646
Trane Technologies PLC	3,105	403,246
Trex Co., Inc. (a)	1,537	83,644
UFP Industries, Inc.	827	56,352
View, Inc. Class A (a)(b)	1,282	2,077
Zurn Water Solutions Corp.	1,675	45,627
		2,876,279
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	903	39,208
ACCO Brands Corp.	1,199	7,829
ACV Auctions, Inc. Class A (a)	1,182	7,730
Aqua Metals, Inc. (a)(b)	1,709	1,384
Aris Water Solution, Inc. Class A (b)	228	3,803
Aurora Innovation, Inc. (a)(b)	3,268	6,242
Brady Corp. Class A	639	30,186
BrightView Holdings, Inc. (a)	630	7,560
Casella Waste Systems, Inc. Class A (a)	670	48,696
Cimpress PLC (a)	262	10,192
Cintas Corp.	1,172	437,777
Clean Harbors, Inc. (a)	662	58,038
Copart, Inc. (a)	2,842	308,812
CoreCivic, Inc. (a)	1,630	18,109
Deluxe Corp.	551	11,940
Driven Brands Holdings, Inc. (a)	736	20,269
Ennis, Inc.	312	6,312
Harsco Corp. (a)	1,029	7,316
Healthcare Services Group, Inc. (b)	997	17,358
Heritage-Crystal Clean, Inc. (a)	185	4,988
HNI Corp.	582	20,190
IAA, Inc. (a)	1,797	58,888
Interface, Inc.	810	10,157
KAR Auction Services, Inc. (a)	1,636	24,164
Kimball International, Inc. Class B	490	3,758
Matthews International Corp. Class A	437	12,529
Millerknoll, Inc.	1,021	26,822
Montrose Environmental Group, Inc. (a)	354	11,951
MSA Safety, Inc. (b)	489	59,203
Pitney Bowes, Inc.	2,106	7,624
Republic Services, Inc.	2,774	363,033
Rollins, Inc.	3,013	105,214
SP Plus Corp. (a)	287	8,817
Steelcase, Inc. Class A	1,123	12,050
Stericycle, Inc. (a)(b)	1,230	53,936
Tetra Tech, Inc.	718	98,043
The Brink's Co.	664	40,311
The GEO Group, Inc. (a)	1,660	10,956
UniFirst Corp.	202	34,780
Viad Corp. (a)	245	6,764
VSE Corp.	123	4,622
Waste Management, Inc.	5,115	782,493
		2,810,054
Construction & Engineering - 0.2%
AECOM	1,880	122,614
Ameresco, Inc. Class A (a)(b)	421	19,181
API Group Corp. (a)	2,698	40,389
Arcosa, Inc.	633	29,390
Argan, Inc.	204	7,613
Comfort Systems U.S.A., Inc.	485	40,328
Construction Partners, Inc. Class A (a)	559	11,705
Dycom Industries, Inc. (a)	402	37,402
EMCOR Group, Inc.	705	72,587
Fluor Corp. (a)	1,884	45,857
Granite Construction, Inc.	609	17,746
Great Lakes Dredge & Dock Corp. (a)	834	10,934
IES Holdings, Inc. (a)	116	3,500
Infrastructure and Energy Alternatives, Inc. (a)	356	2,859
MasTec, Inc. (a)	785	56,253
Matrix Service Co. (a)	249	1,260
MDU Resources Group, Inc.	2,703	72,954
MYR Group, Inc. (a)	223	19,653
Northwest Pipe Co. (a)	112	3,353
NV5 Global, Inc. (a)	163	19,029
Orbital Energy Group, Inc. (a)	1,220	768
Primoris Services Corp.	714	15,537
Quanta Services, Inc.	1,893	237,269
Sterling Construction Co., Inc. (a)	364	7,979
Tutor Perini Corp. (a)	544	4,776
Valmont Industries, Inc.	283	63,570
Willscot Mobile Mini Holdings (a)	2,966	96,158
		1,060,664
Electrical Equipment - 0.6%
Acuity Brands, Inc.	461	71,012
Advent Technologies Holdings, Inc. Class A (a)(b)	851	2,145
American Superconductor Corp. (a)(b)	277	1,435
AMETEK, Inc.	3,079	338,351
Array Technologies, Inc. (a)	1,605	17,671
Atkore, Inc. (a)	611	50,719
AZZ, Inc.	321	13,103
Babcock & Wilcox Enterprises, Inc. (a)	675	4,070
Beam Global (a)	98	1,521
Blink Charging Co. (a)(b)	473	7,819
Bloom Energy Corp. Class A (a)(b)	1,966	32,439
ChargePoint Holdings, Inc. Class A (a)(b)	2,386	32,664
Eaton Corp. PLC	5,300	667,747
Emerson Electric Co.	7,898	628,207
Encore Wire Corp.	263	27,331
Energous Corp. (a)(b)	372	372
EnerSys	549	32,369
Enovix Corp. (a)(b)	1,232	10,977
Eos Energy Enterprises, Inc. (a)(b)	619	749
ESS Tech, Inc. Class A (a)(b)	737	2,071
Fluence Energy, Inc. (b)	421	3,991
FTC Solar, Inc. (a)(b)	532	1,926
FuelCell Energy, Inc. (a)(b)	4,757	17,839
Generac Holdings, Inc. (a)	840	176,887
GrafTech International Ltd.	2,589	18,304
Hubbell, Inc. Class B	724	129,292
KULR Technology Group, Inc. (a)(b)	962	1,491
Nuvve Holding Corp. (a)(b)	238	1,114
nVent Electric PLC	2,247	70,399
Ocean Power Technologies, Inc. (a)(b)	1,566	883
Plug Power, Inc. (a)(b)	6,900	114,333
Powell Industries, Inc.	95	2,220
Regal Rexnord Corp.	903	102,509
Rockwell Automation, Inc.	1,545	307,934
Romeo Power, Inc. (a)(b)	1,538	690
Sensata Technologies, Inc. PLC	2,103	86,875
Shoals Technologies Group, Inc. (a)(b)	1,391	22,924
Stem, Inc. (a)(b)	1,870	13,389
Sunrun, Inc. (a)	2,755	64,357
Thermon Group Holdings, Inc. (a)	485	6,814
TPI Composites, Inc. (a)(b)	481	6,013
Vertiv Holdings Co.	4,091	33,628
Vicor Corp. (a)	294	16,091
		3,142,675
Industrial Conglomerates - 0.7%
3M Co.	7,596	982,998
General Electric Co.	14,621	930,919
Honeywell International, Inc.	9,120	1,585,147
		3,499,064
Machinery - 1.7%
AGCO Corp.	819	80,835
AgEagle Aerial Systems, Inc. (a)(b)	1,905	1,231
Agrify Corp. (a)(b)	539	1,062
Alamo Group, Inc.	137	15,951
Albany International Corp. Class A	421	33,171
Allison Transmission Holdings, Inc.	1,389	53,407
Altra Industrial Motion Corp.	859	30,280
Astec Industries, Inc.	319	13,009
Barnes Group, Inc.	638	19,867
Berkshire Grey, Inc. Class A (a)(b)	823	1,193
Blue Bird Corp. (a)	281	2,588
Caterpillar, Inc.	7,192	1,285,642
Chart Industries, Inc. (a)(b)	477	79,840
CIRCOR International, Inc. (a)	257	4,212
Columbus McKinnon Corp. (NY Shares)	372	10,554
Commercial Vehicle Group, Inc. (a)	313	1,828
Crane Holdings Co.	660	57,790
Cummins, Inc.	1,894	366,546
Deere & Co.	3,729	1,116,724
Desktop Metal, Inc. (a)(b)	2,349	5,168
Donaldson Co., Inc.	1,656	79,720
Douglas Dynamics, Inc.	291	8,363
Dover Corp.	1,917	232,570
Energy Recovery, Inc. (a)	527	10,234
Enerpac Tool Group Corp. Class A	777	14,779
EnPro Industries, Inc.	279	22,858
ESAB Corp.	562	24,588
ESCO Technologies, Inc.	342	23,383
Evoqua Water Technologies Corp. (a)	1,592	51,756
Federal Signal Corp.	802	28,551
Flowserve Corp.	1,738	49,759
Fortive Corp.	4,771	259,447
Franklin Electric Co., Inc.	513	37,582
Gates Industrial Corp. PLC (a)	1,303	14,085
Gorman-Rupp Co.	279	7,896
Graco, Inc.	2,270	134,861
Helios Technologies, Inc.	442	29,283
Hillenbrand, Inc.	962	39,404
Hillman Solutions Corp. Class A (a)(b)	1,440	12,442
Hydrofarm Holdings Group, Inc. (a)(b)	473	1,646
Hyliion Holdings Corp. Class A (a)(b)	1,349	4,344
Hyster-Yale Materials Handling Class A	131	4,221
Hyzon Motors, Inc. Class A (a)(b)	1,117	3,284
IDEX Corp.	1,012	183,810
Illinois Tool Works, Inc.	3,797	692,003
Ingersoll Rand, Inc.	5,422	228,158
ITT, Inc.	1,144	76,923
John Bean Technologies Corp.	416	45,935
Kadant, Inc.	155	28,264
Kennametal, Inc.	1,088	25,274
Lightning eMotors, Inc. (a)(b)	455	1,260
Lincoln Electric Holdings, Inc.	786	96,961
Lindsay Corp.	141	18,728
Luxfer Holdings PLC sponsored	335	5,065
Manitowoc Co., Inc. (a)	461	4,854
Markforged Holding Corp. (a)(b)	816	1,510
Meritor, Inc. (a)	946	34,368
Microvast Holdings, Inc. (a)(b)	3,015	6,693
Middleby Corp. (a)	741	92,892
Mueller Industries, Inc.	770	41,033
Mueller Water Products, Inc. Class A	2,028	23,788
Nikola Corp. (a)(b)	2,658	12,652
Nordson Corp.	720	145,757
Omega Flex, Inc.	36	3,874
Oshkosh Corp.	892	73,269
Otis Worldwide Corp.	5,649	399,215
PACCAR, Inc.	4,614	379,917
Parker Hannifin Corp.	1,709	420,499
Pentair PLC	2,211	101,197
Proterra, Inc. Class A (a)(b)	2,321	10,769
Proto Labs, Inc. (a)	364	17,414
RBC Bearings, Inc. (a)	384	71,021
REV Group, Inc. (b)	439	4,772
Sarcos Technology and Robotics Corp. Class A (a)(b)	732	1,947
Shyft Group, Inc. (The)	419	7,789
Snap-On, Inc.	712	140,285
SPX Corp. (a)	597	31,545
Standex International Corp.	160	13,565
Stanley Black & Decker, Inc.	2,169	227,441
Tennant Co.	253	14,990
Terex Corp.	906	24,797
The Greenbrier Companies, Inc.	451	16,231
Timken Co.	925	49,071
Titan International, Inc. (a)	642	9,694
Toro Co.	1,398	105,954
Trinity Industries, Inc.	1,048	25,383
Velo3D, Inc. (a)(b)	755	1,042
Wabash National Corp.	604	8,202
Watts Water Technologies, Inc. Class A	361	44,345
Welbilt, Inc. (a)	1,711	40,739
Westinghouse Air Brake Tech Co.	2,485	203,969
Xos, Inc. Class A (a)(b)	725	1,334
Xylem, Inc.	2,401	187,710
		8,679,862
Marine - 0.0%
Eagle Bulk Shipping, Inc.	168	8,716
Genco Shipping & Trading Ltd.	435	8,404
Kirby Corp. (a)	802	48,794
Matson, Inc.	562	40,959
Pangaea Logistics Solutions Ltd.	418	2,123
		108,996
Professional Services - 0.6%
Alight, Inc. Class A (a)	3,309	22,336
ASGN, Inc. (a)	687	62,002
Atlas Technical Consultants, Inc. (a)	221	1,162
Barrett Business Services, Inc.	90	6,558
BlackSky Technology, Inc. Class A (a)(b)	1,070	2,472
Booz Allen Hamilton Holding Corp. Class A	1,771	160,028
CACI International, Inc. Class A (a)	311	87,634
CBIZ, Inc. (a)	684	27,333
Clarivate Analytics PLC (a)	5,305	73,527
CoStar Group, Inc. (a)	5,254	317,394
CRA International, Inc.	104	9,289
Dun & Bradstreet Holdings, Inc. (a)(b)	2,043	30,706
Equifax, Inc.	1,624	296,835
Exponent, Inc.	689	63,023
First Advantage Corp.	504	6,386
Forrester Research, Inc. (a)	160	7,654
Franklin Covey Co. (a)	167	7,712
FTI Consulting, Inc. (a)	460	83,191
Heidrick & Struggles International, Inc.	248	8,025
HireRight Holdings Corp.	275	3,908
Huron Consulting Group, Inc. (a)	288	18,717
ICF International, Inc.	219	20,805
Insperity, Inc.	478	47,719
Jacobs Engineering Group, Inc.	1,719	218,536
KBR, Inc.	1,871	90,538
Kelly Services, Inc. Class A (non-vtg.)	514	10,193
Kforce, Inc.	263	16,132
Korn Ferry	730	42,355
Leidos Holdings, Inc.	1,865	187,824
Manpower, Inc.	724	55,321
ManTech International Corp. Class A	359	34,267
Nielsen Holdings PLC	4,769	110,736
Red Violet, Inc. (a)(b)	129	2,456
Resources Connection, Inc.	367	7,476
Robert Half International, Inc.	1,457	109,115
Science Applications International Corp.	758	70,570
Skillsoft Corp. (a)(b)	752	2,647
Spire Global, Inc. (a)(b)	1,242	1,441
TransUnion Holding Co., Inc.	2,549	203,895
TriNet Group, Inc. (a)	500	38,810
TrueBlue, Inc. (a)	466	8,341
Upwork, Inc. (a)	1,633	33,770
Verisk Analytics, Inc.	2,142	370,759
Willdan Group, Inc. (a)(b)	167	4,606
		2,984,204
Road & Rail - 0.9%
AMERCO	132	63,126
ArcBest Corp.	325	22,870
Avis Budget Group, Inc. (a)	533	78,394
Bird Global, Inc. Class A (a)(b)	1,806	787
Covenant Transport Group, Inc. Class A	125	3,136
CSX Corp.	29,494	857,096
Daseke, Inc. (a)	791	5,054
Heartland Express, Inc.	581	8,082
J.B. Hunt Transport Services, Inc.	1,118	176,051
Knight-Swift Transportation Holdings, Inc. Class A	2,212	102,393
Landstar System, Inc.	504	73,292
Marten Transport Ltd.	826	13,893
Norfolk Southern Corp.	3,189	724,828
Old Dominion Freight Lines, Inc.	1,239	317,531
P.A.M. Transportation Services, Inc.	85	2,328
Ryder System, Inc.	717	50,950
Saia, Inc. (a)	347	65,236
Schneider National, Inc. Class B	489	10,944
TuSimple Holdings, Inc. (a)(b)	428	3,094
U.S. Xpress Enterprises, Inc. (a)(b)	158	423
Union Pacific Corp.	8,468	1,806,055
Werner Enterprises, Inc.	790	30,447
XPO Logistics, Inc. (a)	1,302	62,704
Yellow Corp. (a)(b)	374	1,096
		4,479,810
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,404	46,936
Applied Industrial Technologies, Inc.	513	49,335
Beacon Roofing Supply, Inc. (a)	727	37,339
BlueLinx Corp. (a)	137	9,153
Boise Cascade Co.	514	30,578
Core & Main, Inc. (b)	780	17,394
Custom Truck One Source, Inc. Class A (a)	599	3,354
DXP Enterprises, Inc. (a)	248	7,596
Fastenal Co.	7,657	382,237
GATX Corp.	479	45,103
Global Industrial Co.	193	6,518
GMS, Inc. (a)	559	24,876
H&E Equipment Services, Inc.	425	12,312
Herc Holdings, Inc.	339	30,561
Hudson Technologies, Inc. (a)	386	2,899
McGrath RentCorp.	314	23,864
MRC Global, Inc. (a)	826	8,227
MSC Industrial Direct Co., Inc. Class A	632	47,470
NOW, Inc. (a)	1,512	14,787
Rush Enterprises, Inc. Class A	559	26,944
SiteOne Landscape Supply, Inc. (a)	589	70,014
Textainer Group Holdings Ltd.	581	15,925
Titan Machinery, Inc. (a)	243	5,446
Transcat, Inc. (a)	85	4,829
Triton International Ltd.	891	46,911
United Rentals, Inc. (a)	964	234,165
Univar Solutions, Inc. (a)	2,258	56,156
Veritiv Corp. (a)	190	20,625
W.W. Grainger, Inc.	576	261,752
Watsco, Inc.	441	105,320
WESCO International, Inc. (a)	584	62,546
		1,711,172

TOTAL INDUSTRIALS		43,675,263

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 0.7%
ADTRAN, Inc.	626	10,974
Applied Optoelectronics, Inc. (a)(b)	166	257
Arista Networks, Inc. (a)	2,987	280,001
Aviat Networks, Inc. (a)	112	2,804
CalAmp Corp. (a)	633	2,640
Calix, Inc. (a)	719	24,547
Cambium Networks Corp. (a)	136	1,992
Casa Systems, Inc. (a)(b)	679	2,668
Ciena Corp. (a)	2,068	94,508
Cisco Systems, Inc.	56,081	2,391,294
Clearfield, Inc. (a)	142	8,797
CommScope Holding Co., Inc. (a)	2,780	17,014
Comtech Telecommunications Corp.	332	3,011
Digi International, Inc. (a)	460	11,141
DZS, Inc. (a)	193	3,140
EMCORE Corp. (a)	571	1,753
Extreme Networks, Inc. (a)	1,675	14,941
F5, Inc. (a)	810	123,962
Harmonic, Inc. (a)	1,289	11,176
Infinera Corp. (a)(b)	2,670	14,311
Inseego Corp. (a)	1,075	2,032
Juniper Networks, Inc.	4,328	123,348
Lantronix, Inc. (a)	295	1,587
Lumentum Holdings, Inc. (a)	962	76,402
Motorola Solutions, Inc.	2,246	470,762
NETGEAR, Inc. (a)	376	6,964
NetScout Systems, Inc. (a)	967	32,733
Ondas Holdings, Inc. (a)(b)	487	2,625
Plantronics, Inc. (a)	554	21,983
Ribbon Communications, Inc. (a)	1,598	4,858
ViaSat, Inc. (a)(b)	988	30,262
Viavi Solutions, Inc. (a)	3,019	39,941
		3,834,428
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	191	3,933
Advanced Energy Industries, Inc.	509	37,147
Aeva Technologies, Inc. (a)	1,107	3,465
AEye, Inc. Class A (a)	1,328	2,536
Akoustis Technologies, Inc. (a)(b)	758	2,805
Alpine 4 Holdings, Inc. (a)(b)	2,141	1,519
Amphenol Corp. Class A	7,958	512,336
Arlo Technologies, Inc. (a)	1,233	7,731
Arrow Electronics, Inc. (a)	905	101,441
Avnet, Inc.	1,324	56,773
Badger Meter, Inc.	398	32,194
Belden, Inc.	585	31,163
Benchmark Electronics, Inc.	447	10,084
CDW Corp.	1,803	284,081
Cognex Corp.	2,355	100,135
Coherent, Inc. (a)	326	86,788
Corning, Inc.	9,933	312,989
CTS Corp.	427	14,539
Daktronics, Inc. (a)	549	1,652
ePlus, Inc. (a)	370	19,654
Evolv Technologies Holdings, Inc. (a)(b)	851	2,264
Fabrinet (a)	496	40,226
FARO Technologies, Inc. (a)	242	7,461
Focus Universal, Inc. (a)(b)	221	2,524
Identiv, Inc. (a)	271	3,138
II-VI, Inc. (a)(b)	1,422	72,451
Insight Enterprises, Inc. (a)	473	40,810
IPG Photonics Corp. (a)	480	45,182
Itron, Inc. (a)	587	29,015
Jabil, Inc.	1,910	97,811
Keysight Technologies, Inc. (a)	2,432	335,251
Kimball Electronics, Inc. (a)	320	6,432
Knowles Corp. (a)	1,213	21,021
Lightwave Logic, Inc. (a)(b)	1,283	8,391
Littelfuse, Inc.	328	83,325
Methode Electronics, Inc. Class A	517	19,150
MicroVision, Inc. (a)(b)	2,363	9,074
Mirion Technologies, Inc. Class A (a)(b)	1,482	8,536
Napco Security Technologies, Inc.	352	7,248
National Instruments Corp.	1,759	54,934
nLIGHT, Inc. (a)	658	6,725
Novanta, Inc. (a)	473	57,361
OSI Systems, Inc. (a)	220	18,797
Ouster, Inc. (a)(b)	911	1,476
Par Technology Corp. (a)(b)	320	11,997
PC Connection, Inc.	134	5,903
Plexus Corp. (a)	366	28,731
Rogers Corp. (a)	247	64,736
Sanmina Corp. (a)	846	34,458
ScanSource, Inc. (a)	327	10,183
Smartrent, Inc. (a)(b)	1,113	5,031
TD SYNNEX Corp.	553	50,378
TE Connectivity Ltd.	4,328	489,713
Teledyne Technologies, Inc. (a)	620	232,568
Trimble, Inc. (a)	3,345	194,779
TTM Technologies, Inc. (a)	1,435	17,938
Velodyne Lidar, Inc. (a)(b)	1,193	1,140
Vishay Intertechnology, Inc.	1,759	31,345
Vishay Precision Group, Inc. (a)	150	4,370
Vontier Corp.	2,256	51,865
Zebra Technologies Corp. Class A (a)	707	207,823
		4,044,526
IT Services - 4.3%
Accenture PLC Class A	8,403	2,333,093
Affirm Holdings, Inc. (a)(b)	2,155	38,919
Akamai Technologies, Inc. (a)	2,161	197,364
Amdocs Ltd.	1,656	137,961
Automatic Data Processing, Inc.	5,584	1,172,863
BigCommerce Holdings, Inc. (a)	787	12,749
Block, Inc. Class A (a)	6,665	409,631
Bread Financial Holdings, Inc.	679	25,164
Brightcove, Inc. (a)	548	3,463
Broadridge Financial Solutions, Inc.	1,552	221,238
Cantaloupe, Inc. (a)	866	4,850
Cass Information Systems, Inc.	145	4,901
Cloudflare, Inc. (a)	3,694	161,613
Cognizant Technology Solutions Corp. Class A	6,984	471,350
Concentrix Corp.	574	77,857
Conduent, Inc. (a)	2,107	9,102
CSG Systems International, Inc.	427	25,483
Cyxtera Technologies, Inc. Class A (a)	441	5,001
Digitalocean Holdings, Inc. (a)(b)	220	9,099
DXC Technology Co. (a)	3,252	98,568
Edgio, Inc. (a)(b)	1,588	3,668
EPAM Systems, Inc. (a)	754	222,264
Euronet Worldwide, Inc. (a)	709	71,318
EVERTEC, Inc.	818	30,168
EVO Payments, Inc. Class A (a)	641	15,076
Exela Technologies, Inc. (a)(b)	5,333	610
ExlService Holdings, Inc. (a)	441	64,973
Fastly, Inc. Class A (a)(b)	1,408	16,347
Fidelity National Information Services, Inc.	8,098	742,344
Fiserv, Inc. (a)	7,902	703,041
FleetCor Technologies, Inc. (a)	1,080	226,919
Gartner, Inc. (a)	1,094	264,562
Genpact Ltd.	2,268	96,072
Global Payments, Inc.	3,789	419,215
GoDaddy, Inc. (a)	2,220	154,423
GreenBox POS (a)	502	527
Grid Dynamics Holdings, Inc. (a)	579	9,739
Hackett Group, Inc.	331	6,279
i3 Verticals, Inc. Class A (a)	305	7,631
IBM Corp.	11,921	1,683,126
Information Services Group, Inc. (b)	409	2,765
International Money Express, Inc. (a)	446	9,130
Jack Henry & Associates, Inc.	968	174,259
Kyndryl Holdings, Inc. (a)	2,465	24,108
Marqeta, Inc. Class A	3,159	25,619
MasterCard, Inc. Class A	11,475	3,620,133
Maximus, Inc.	815	50,946
MoneyGram International, Inc. (a)	1,215	12,150
MongoDB, Inc. Class A (a)	887	230,177
Okta, Inc. (a)	1,975	178,540
Paya Holdings, Inc. (a)	1,035	6,800
Paychex, Inc.	4,266	485,769
Paymentus Holdings, Inc. (a)(b)	165	2,206
Payoneer Global, Inc. (a)(b)	2,779	10,894
PayPal Holdings, Inc. (a)	15,493	1,082,031
Perficient, Inc. (a)	434	39,793
Rackspace Technology, Inc. (a)(b)	853	6,116
Repay Holdings Corp. (a)	993	12,760
Sabre Corp. (a)(b)	4,337	25,285
Sezzle, Inc. unit (a)(b)	1,056	190
Shift4 Payments, Inc. (a)	690	22,811
Snowflake, Inc. (a)	3,136	436,092
SolarWinds, Inc. (b)	581	5,955
Squarespace, Inc. Class A (a)(b)	342	7,155
SS&C Technologies Holdings, Inc.	2,944	170,958
Switch, Inc. Class A	1,760	58,960
TaskUs, Inc.	333	5,614
The Western Union Co.	5,243	86,352
Toast, Inc. (b)	1,037	13,419
Ttec Holdings, Inc.	251	17,040
Tucows, Inc. (a)	114	5,074
Twilio, Inc. Class A (a)	2,242	187,902
Unisys Corp. (a)	884	10,635
VeriSign, Inc. (a)	1,285	215,019
Verra Mobility Corp. (a)	1,668	26,204
Visa, Inc. Class A	22,050	4,341,425
WEX, Inc. (a)	597	92,869
		21,861,726
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc.	537	9,038
Advanced Micro Devices, Inc. (a)	21,735	1,662,075
AEHR Test Systems (a)	279	2,093
Allegro MicroSystems LLC (a)	751	15,538
Alpha & Omega Semiconductor Ltd. (a)(b)	278	9,269
Ambarella, Inc. (a)	502	32,861
Amkor Technology, Inc.	1,305	22,120
Analog Devices, Inc.	6,980	1,019,708
Applied Materials, Inc.	11,806	1,074,110
Atomera, Inc. (a)(b)	287	2,692
Axcelis Technologies, Inc. (a)	452	24,788
AXT, Inc. (a)	416	2,438
Broadcom, Inc.	5,488	2,666,125
CEVA, Inc. (a)	295	9,900
Cirrus Logic, Inc. (a)	757	54,913
CMC Materials, Inc.	382	66,655
Cohu, Inc. (a)	641	17,788
CyberOptics Corp. (a)	94	3,284
Diodes, Inc. (a)	604	39,000
Enphase Energy, Inc. (a)	1,780	347,527
Entegris, Inc.	1,801	165,926
Everspin Technologies, Inc. (a)	266	1,394
First Solar, Inc. (a)	1,319	89,863
FormFactor, Inc. (a)	1,033	40,008
Ichor Holdings Ltd. (a)	384	9,976
Impinj, Inc. (a)(b)	259	15,196
indie Semiconductor, Inc. (a)(b)	724	4,127
Intel Corp.	54,136	2,025,228
KLA Corp.	2,002	638,798
Kopin Corp. (a)(b)	1,131	1,267
Kulicke & Soffa Industries, Inc. (b)	845	36,174
Lam Research Corp.	1,855	790,508
Lattice Semiconductor Corp. (a)	1,828	88,658
MACOM Technology Solutions Holdings, Inc. (a)	652	30,057
Marvell Technology, Inc.	11,219	488,363
MaxLinear, Inc. Class A (a)	962	32,689
Meta Materials, Inc. (a)(b)	2,895	2,982
Microchip Technology, Inc.	7,388	429,095
Micron Technology, Inc.	14,887	822,953
MKS Instruments, Inc.	743	76,254
Monolithic Power Systems, Inc.	576	221,207
Navitas Semiconductor Corp. (a)(b)	943	3,640
NeoPhotonics Corp. (a)	714	11,231
NVE Corp.	68	3,170
NVIDIA Corp.	33,239	5,038,700
NXP Semiconductors NV	3,535	523,286
onsemi (a)	5,723	287,924
Onto Innovation, Inc. (a)	661	46,098
PDF Solutions, Inc. (a)	426	9,163
Photronics, Inc. (a)	832	16,207
Pixelworks, Inc. (a)	728	1,390
Power Integrations, Inc.	793	59,483
Qorvo, Inc. (a)	1,443	136,104
Qualcomm, Inc.	14,982	1,913,801
Rambus, Inc. (a)	1,448	31,118
Rockley Photonics Holdings Ltd. (a)(b)	1,172	2,555
Semtech Corp. (a)	858	47,164
Silicon Laboratories, Inc. (a)	508	71,232
SiTime Corp. (a)	200	32,606
Skyworks Solutions, Inc.	2,181	202,048
SMART Global Holdings, Inc. (a)(b)	655	10,722
SolarEdge Technologies, Inc. (a)	698	191,029
SunPower Corp. (a)(b)	1,145	18,102
Synaptics, Inc. (a)	529	62,448
Teradyne, Inc.	2,167	194,055
Texas Instruments, Inc.	12,275	1,886,054
Ultra Clean Holdings, Inc. (a)	598	17,802
Universal Display Corp.	572	57,852
Veeco Instruments, Inc. (a)	672	13,037
Wolfspeed, Inc. (a)(b)	1,643	104,248
		24,084,914
Software - 8.9%
8x8, Inc. (a)	1,578	8,127
A10 Networks, Inc.	804	11,562
ACI Worldwide, Inc. (a)	1,572	40,699
Adobe, Inc. (a)	6,273	2,296,294
Agilysys, Inc. (a)	258	12,196
Alarm.com Holdings, Inc. (a)	613	37,920
Altair Engineering, Inc. Class A (a)(b)	675	35,438
Alteryx, Inc. Class A (a)	786	38,058
American Software, Inc. Class A	385	6,222
Amplitude, Inc. (a)(b)	281	4,015
ANSYS, Inc. (a)	1,163	278,294
AppFolio, Inc. (a)	252	22,841
Appian Corp. Class A (a)(b)	543	25,716
Asana, Inc. (a)(b)	1,090	19,162
Aspen Technology, Inc. (a)	372	68,329
Autodesk, Inc. (a)	2,926	503,155
Avalara, Inc. (a)	1,160	81,896
Avaya Holdings Corp. (a)(b)	1,122	2,513
AvePoint, Inc. (a)(b)	1,062	4,609
Benefitfocus, Inc. (a)	427	3,322
Bentley Systems, Inc. Class B (b)	2,452	81,652
Bill.Com Holdings, Inc. (a)	1,226	134,786
Black Knight, Inc. (a)	2,066	135,096
Blackbaud, Inc. (a)	594	34,494
BlackLine, Inc. (a)(b)	703	46,820
Box, Inc. Class A (a)	1,996	50,179
BTRS Holdings, Inc. (a)	937	4,666
C3.Ai, Inc. (a)(b)	989	18,059
Cadence Design Systems, Inc. (a)	3,685	552,861
CDK Global, Inc.	1,548	84,784
Cerence, Inc. (a)	512	12,918
Ceridian HCM Holding, Inc. (a)	1,828	86,062
ChannelAdvisor Corp. (a)	352	5,132
Cipher Mining, Inc. (a)(b)	576	789
Citrix Systems, Inc.	1,658	161,108
Cleanspark, Inc. (a)(b)	494	1,936
Clear Secure, Inc. (b)	166	3,320
Clearwater Analytics Holdings, Inc. (b)	415	4,997
CommVault Systems, Inc. (a)	587	36,922
Confluent, Inc. (b)	790	18,360
Consensus Cloud Solutions, Inc. (a)	196	8,561
CoreCard Corp. (a)	67	1,635
Couchbase, Inc. (b)	107	1,757
Coupa Software, Inc. (a)	1,002	57,214
Crowdstrike Holdings, Inc. (a)	2,768	466,574
CS Disco, Inc. (b)	156	2,814
Datadog, Inc. Class A (a)	3,419	325,626
Digimarc Corp. (a)(b)	176	2,489
Digital Turbine, Inc. (a)	1,188	20,754
DocuSign, Inc. (a)	2,633	151,082
Dolby Laboratories, Inc. Class A	882	63,116
Domo, Inc. Class B (a)	374	10,397
Dropbox, Inc. Class A (a)	3,780	79,342
Duck Creek Technologies, Inc. (a)	975	14,479
Dynatrace, Inc. (a)	2,623	103,451
E2open Parent Holdings, Inc. (a)(b)	2,427	18,882
Ebix, Inc. (b)	317	5,357
eGain Communications Corp. (a)	291	2,837
Elastic NV (a)	976	66,046
Embark Technology, Inc. (a)	2,534	1,280
Enfusion, Inc. Class A	226	2,307
Envestnet, Inc. (a)	733	38,680
Everbridge, Inc. (a)	553	15,423
Fair Isaac Corp. (a)	349	139,914
Five9, Inc. (a)	908	82,755
ForgeRock, Inc. (b)	158	3,384
Fortinet, Inc. (a)	9,022	510,465
Freshworks, Inc. (b)	435	5,720
GitLab, Inc.	144	7,652
Guidewire Software, Inc. (a)	1,115	79,154
HubSpot, Inc. (a)	597	179,488
Intapp, Inc.	135	1,976
InterDigital, Inc.	406	24,685
Intuit, Inc.	3,766	1,451,567
IronNet, Inc. Class A (a)(b)	651	1,439
Jamf Holding Corp. (a)(b)	701	17,364
KnowBe4, Inc. (a)	523	8,169
Latch, Inc. (a)(b)	1,114	1,270
Life360, Inc. unit (a)(d)	2,314	4,536
LivePerson, Inc. (a)	876	12,387
Liveramp Holdings, Inc. (a)	881	22,739
Mandiant, Inc. (a)	3,160	68,951
Manhattan Associates, Inc. (a)	845	96,837
Marathon Digital Holdings, Inc. (a)(b)	1,307	6,979
Matterport, Inc. (a)(b)	2,340	8,564
MeridianLink, Inc.	168	2,806
Microsoft Corp.	99,679	25,600,558
MicroStrategy, Inc. Class A (a)(b)	127	20,866
Mitek Systems, Inc. (a)	521	4,814
Model N, Inc. (a)	459	11,741
Momentive Global, Inc. (a)	1,673	14,722
N-able, Inc. (a)	960	8,640
nCino, Inc. (a)(b)	777	24,025
NCR Corp. (a)	1,756	54,629
New Relic, Inc. (a)	795	39,790
Nextnav, Inc. (a)(b)	274	622
NortonLifeLock, Inc.	7,735	169,861
Nutanix, Inc. Class A (a)	2,824	41,315
Olo, Inc. (a)(b)	708	6,988
ON24, Inc. (a)	125	1,186
Onespan, Inc. (a)	408	4,855
Oracle Corp.	20,948	1,463,637
Pagerduty, Inc. (a)	1,031	25,548
Palantir Technologies, Inc. (a)(b)	21,302	193,209
Palo Alto Networks, Inc. (a)	1,312	648,049
Paycom Software, Inc. (a)	641	179,557
Paycor HCM, Inc. (b)	438	11,388
Paylocity Holding Corp. (a)	529	92,268
Pegasystems, Inc.	556	26,599
Ping Identity Holding Corp. (a)(b)	796	14,439
Progress Software Corp.	593	26,863
PROS Holdings, Inc. (a)	517	13,561
PTC, Inc. (a)	1,401	148,982
Q2 Holdings, Inc. (a)	771	29,737
Qualtrics International, Inc. (a)	1,331	16,651
Qualys, Inc. (a)	444	56,006
Rapid7, Inc. (a)	749	50,033
Rekor Systems, Inc. (a)(b)	514	905
Rimini Street, Inc. (a)	377	2,266
RingCentral, Inc. (a)	1,102	57,591
Riot Blockchain, Inc. (a)(b)	1,277	5,351
Roper Technologies, Inc.	1,403	553,694
SailPoint Technologies Holding, Inc. (a)	1,239	77,661
Salesforce.com, Inc. (a)	13,097	2,161,529
SecureWorks Corp. (a)	143	1,553
Semrush Holdings, Inc. (a)(b)	304	3,931
SentinelOne, Inc. (b)	1,785	41,644
ServiceNow, Inc. (a)	2,659	1,264,408
ShotSpotter, Inc. (a)	96	2,583
Smartsheet, Inc. (a)	1,665	52,331
Smith Micro Software, Inc. (a)	683	1,687
Splunk, Inc. (a)	2,112	186,828
Sprinklr, Inc. (b)	631	6,379
Sprout Social, Inc. (a)	612	35,539
SPS Commerce, Inc. (a)	479	54,151
Sumo Logic, Inc. (a)	1,120	8,389
Synopsys, Inc. (a)	2,040	619,548
Telos Corp. (a)	701	5,664
Tenable Holdings, Inc. (a)	1,243	56,445
Teradata Corp. (a)	1,447	53,553
The Trade Desk, Inc. (a)	5,801	243,004
Tyler Technologies, Inc. (a)	546	181,534
UiPath, Inc. Class A (a)	3,559	64,738
Unity Software, Inc. (a)(b)	2,179	80,231
Upland Software, Inc. (a)	375	5,445
Varonis Systems, Inc. (a)	1,436	42,104
Verint Systems, Inc. (a)	888	37,607
Veritone, Inc. (a)(b)	400	2,612
Vertex, Inc. Class A (a)	314	3,558
Viant Technology, Inc. (a)	156	792
VMware, Inc. Class A	2,683	305,808
Vobile Group Ltd. (a)	13,000	7,687
Vonage Holdings Corp. (a)	3,323	62,605
Workday, Inc. Class A (a)	2,568	358,441
Workiva, Inc. (a)	603	39,792
Xperi Holding Corp.	1,397	20,159
Yext, Inc. (a)	1,695	8,102
Zendesk, Inc. (a)	1,618	119,845
Zoom Video Communications, Inc. Class A (a)	2,900	313,113
Zscaler, Inc. (a)	1,062	158,780
Zuora, Inc. (a)	1,517	13,577
		45,498,516
Technology Hardware, Storage & Peripherals - 5.8%
3D Systems Corp. (a)	1,667	16,170
Apple, Inc.	206,137	28,183,028
Avid Technology, Inc. (a)	449	11,652
Corsair Gaming, Inc. (a)(b)	400	5,252
Dell Technologies, Inc.	3,855	178,140
Diebold Nixdorf, Inc. (a)(b)	864	1,961
Eastman Kodak Co. (a)(b)	1,005	4,663
Hewlett Packard Enterprise Co.	17,209	228,191
HP, Inc.	14,396	471,901
Immersion Corp. (a)	268	1,431
IonQ, Inc. (a)(b)	1,446	6,333
NetApp, Inc.	2,960	193,110
Pure Storage, Inc. Class A (a)	3,621	93,096
Quantum Corp. (a)	905	1,285
Seagate Technology Holdings PLC	2,680	191,459
Super Micro Computer, Inc. (a)	578	23,322
Turtle Beach Corp. (a)(b)	218	2,666
Western Digital Corp. (a)	4,166	186,762
Xerox Holdings Corp.	1,634	24,265
		29,824,687

TOTAL INFORMATION TECHNOLOGY		129,148,797

MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc.	367	12,272
Air Products & Chemicals, Inc.	2,947	708,695
Albemarle Corp.	1,555	324,964
American Vanguard Corp.	387	8,649
Amyris, Inc. (a)(b)	2,488	4,603
Ashland Global Holdings, Inc.	708	72,959
Aspen Aerogels, Inc. (a)(b)	311	3,073
Avient Corp.	1,221	48,938
Axalta Coating Systems Ltd. (a)	2,857	63,168
Balchem Corp.	433	56,177
Cabot Corp.	758	48,353
Celanese Corp. Class A	1,438	169,123
CF Industries Holdings, Inc.	2,851	244,416
Chase Corp.	103	8,014
Corteva, Inc.	9,664	523,209
Danimer Scientific, Inc. (a)(b)	1,070	4,879
Dow, Inc.	9,786	505,055
DuPont de Nemours, Inc.	6,823	379,222
Eastman Chemical Co.	1,717	154,135
Ecolab, Inc.	3,315	509,714
Ecovyst, Inc.	636	6,265
Element Solutions, Inc.	2,912	51,834
Flotek Industries, Inc. (a)	1,282	1,272
FMC Corp.	1,686	180,419
FutureFuel Corp.	353	2,570
GCP Applied Technologies, Inc. (a)	711	22,240
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	15,345	36,521
H.B. Fuller Co.	708	42,629
Hawkins, Inc.	258	9,296
Huntsman Corp.	2,766	78,416
Ingevity Corp. (a)	513	32,391
Innospec, Inc.	335	32,090
International Flavors & Fragrances, Inc.	3,385	403,221
Intrepid Potash, Inc. (a)	128	5,797
Koppers Holdings, Inc.	267	6,045
Kronos Worldwide, Inc.	304	5,594
Linde PLC	6,814	1,959,229
Livent Corp. (a)(b)	2,149	48,761
Loop Industries, Inc. (a)(b)	297	1,152
LSB Industries, Inc.	382	5,295
LyondellBasell Industries NV Class A	3,496	305,760
Minerals Technologies, Inc.	435	26,683
NewMarket Corp.	93	27,989
Olin Corp.	1,878	86,914
Origin Materials, Inc. Class A (a)(b)	1,464	7,496
Orion Engineered Carbons SA	855	13,278
Perimeter Solutions SA (a)(b)	2,147	23,273
PPG Industries, Inc.	3,157	360,971
PureCycle Technologies, Inc. (a)(b)	992	7,361
Quaker Houghton (b)	174	26,016
Rayonier Advanced Materials, Inc. (a)	864	2,264
RPM International, Inc.	1,726	135,871
Schweitzer-Mauduit International, Inc.	392	9,847
Sensient Technologies Corp.	561	45,194
Sherwin-Williams Co.	3,208	718,303
Stepan Co.	288	29,189
The Chemours Co. LLC	2,137	68,427
The Mosaic Co.	4,924	232,561
The Scotts Miracle-Gro Co. Class A	544	42,971
Tredegar Corp.	319	3,190
Trinseo PLC	503	19,345
Tronox Holdings PLC	1,500	25,200
Valvoline, Inc.	2,406	69,365
Westlake Corp.	445	43,619
		9,111,742
Construction Materials - 0.1%
Eagle Materials, Inc.	532	58,488
Martin Marietta Materials, Inc.	830	248,369
Summit Materials, Inc. (a)	1,561	36,356
Vulcan Materials Co.	1,766	250,949
		594,162
Containers & Packaging - 0.4%
Amcor PLC	20,118	250,067
Aptargroup, Inc.	879	90,722
Ardagh Metal Packaging SA (b)	1,931	11,779
Avery Dennison Corp.	1,101	178,219
Ball Corp.	4,307	296,192
Berry Global Group, Inc. (a)	1,801	98,407
Crown Holdings, Inc.	1,677	154,569
Graphic Packaging Holding Co.	3,781	77,511
Greif, Inc. Class A	351	21,895
International Paper Co.	5,154	215,592
Myers Industries, Inc.	509	11,570
O-I Glass, Inc. (a)	2,031	28,434
Packaging Corp. of America	1,263	173,663
Pactiv Evergreen, Inc.	605	6,026
Ranpak Holdings Corp. (A Shares) (a)	494	3,458
Sealed Air Corp.	1,969	113,651
Silgan Holdings, Inc.	1,123	46,436
Sonoco Products Co.	1,293	73,753
TriMas Corp.	589	16,309
WestRock Co.	3,504	139,599
		2,007,852
Metals & Mining - 0.5%
5E Advanced Materials, Inc. unit (a)	3,431	4,346
Alcoa Corp.	2,448	111,580
Allegheny Technologies, Inc. (a)	1,720	39,061
Alpha Metallurgical Resources (b)	232	29,958
Arconic Corp. (a)	1,431	40,140
Carpenter Technology Corp.	625	17,444
Century Aluminum Co. (a)(b)	661	4,872
Cleveland-Cliffs, Inc. (a)	6,368	97,876
Coeur d'Alene Mines Corp. (a)	3,465	10,534
Commercial Metals Co.	1,600	52,960
Compass Minerals International, Inc.	440	15,572
Comstock Mining, Inc. (a)(b)	1,399	867
Coronado Global Resources, Inc. unit (d)	9,759	11,148
Freeport-McMoRan, Inc.	19,524	571,272
Gatos Silver, Inc. (a)	550	1,579
Gold Resource Corp.	901	1,469
Haynes International, Inc.	152	4,981
Hecla Mining Co.	7,191	28,189
Kaiser Aluminum Corp.	214	16,925
Materion Corp.	273	20,128
McEwen Mining, Inc. (a)(b)	4,940	2,170
MP Materials Corp. (a)	996	31,952
Newmont Corp.	10,603	632,681
Nucor Corp.	3,617	377,651
Olympic Steel, Inc.	117	3,013
Piedmont Lithium, Inc. (a)(b)	202	7,355
Reliance Steel & Aluminum Co.	834	141,663
Royal Gold, Inc.	874	93,326
Ryerson Holding Corp.	222	4,726
Schnitzer Steel Industries, Inc. Class A	358	11,757
Steel Dynamics, Inc.	2,508	165,904
SunCoke Energy, Inc.	1,004	6,837
TimkenSteel Corp. (a)	516	9,654
United States Steel Corp. (b)	3,483	62,381
Warrior Metropolitan Coal, Inc.	677	20,723
Worthington Industries, Inc.	437	19,272
		2,671,966
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	208	6,995
Glatfelter Corp.	519	3,571
Louisiana-Pacific Corp.	1,159	60,743
Mercer International, Inc. (SBI)	478	6,286
Neenah, Inc.	238	8,125
Resolute Forest Products, Inc.	649	8,281
Sylvamo Corp.	493	16,111
		110,112

TOTAL MATERIALS		14,495,834

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	1,223	19,103
Agree Realty Corp.	961	69,317
Alexander & Baldwin, Inc.	964	17,304
Alexanders, Inc.	28	6,220
Alexandria Real Estate Equities, Inc.	1,941	281,503
American Assets Trust, Inc.	696	20,671
American Campus Communities, Inc.	1,845	118,947
American Homes 4 Rent Class A	3,941	139,669
American Tower Corp.	6,055	1,547,597
Americold Realty Trust	3,551	106,672
Apartment Income (REIT) Corp.	2,103	87,485
Apartment Investment & Management Co. Class A (a)	2,030	12,992
Apple Hospitality (REIT), Inc.	2,876	42,191
Armada Hoffler Properties, Inc.	873	11,209
Ashford Hospitality Trust, Inc. (a)	412	2,464
AvalonBay Communities, Inc.	1,860	361,305
Bluerock Residential Growth (REIT), Inc.	395	10,385
Boston Properties, Inc.	1,896	168,706
Braemar Hotels & Resorts, Inc.	658	2,823
Brandywine Realty Trust (SBI)	2,275	21,931
Brixmor Property Group, Inc.	3,989	80,618
Broadstone Net Lease, Inc.	2,137	43,830
Camden Property Trust (SBI)	1,360	182,893
CareTrust (REIT), Inc.	1,338	24,673
CatchMark Timber Trust, Inc.	724	7,283
CBL & Associates Properties, Inc.	324	7,611
Cedar Realty Trust, Inc.	150	4,319
Centerspace	208	16,962
Chatham Lodging Trust (a)	648	6,772
City Office REIT, Inc.	645	8,353
Community Healthcare Trust, Inc.	342	12,384
Corporate Office Properties Trust (SBI)	1,523	39,887
Cousins Properties, Inc.	2,018	58,986
Crown Castle International Corp.	5,747	967,680
CTO Realty Growth, Inc.	85	5,195
CubeSmart	2,915	124,529
DiamondRock Hospitality Co. (a)	2,851	23,407
Digital Realty Trust, Inc.	3,775	490,108
Diversified Healthcare Trust (SBI)	3,108	5,657
Douglas Emmett, Inc.	2,328	52,101
Duke Realty Corp.	5,063	278,212
Easterly Government Properties, Inc.	1,166	22,201
EastGroup Properties, Inc.	545	84,110
Empire State Realty Trust, Inc.	1,951	13,716
EPR Properties	1,006	47,212
Equinix, Inc.	1,197	786,453
Equity Commonwealth (a)	1,508	41,515
Equity Lifestyle Properties, Inc.	2,300	162,081
Equity Residential (SBI)	4,547	328,384
Essential Properties Realty Trust, Inc.	1,625	34,921
Essex Property Trust, Inc.	869	227,252
Extra Space Storage, Inc.	1,781	302,984
Farmland Partners, Inc.	431	5,948
Federal Realty Investment Trust (SBI)	949	90,857
First Industrial Realty Trust, Inc.	1,753	83,232
Four Corners Property Trust, Inc.	1,062	28,239
Franklin Street Properties Corp.	1,230	5,129
Gaming & Leisure Properties	3,124	143,267
Getty Realty Corp.	524	13,886
Gladstone Commercial Corp.	486	9,156
Gladstone Land Corp.	444	9,839
Global Medical REIT, Inc.	796	8,939
Global Net Lease, Inc.	1,386	19,626
Healthcare Realty Trust, Inc.	1,984	53,965
Healthcare Trust of America, Inc.	2,969	82,865
Healthpeak Properties, Inc.	7,193	186,371
Hersha Hospitality Trust (a)	494	4,846
Highwoods Properties, Inc. (SBI)	1,425	48,721
Host Hotels & Resorts, Inc.	9,504	149,023
Hudson Pacific Properties, Inc.	2,081	30,882
Independence Realty Trust, Inc.	2,963	61,423
Indus Realty Trust, Inc.	83	4,927
Industrial Logistics Properties Trust	831	11,700
InvenTrust Properties Corp. (b)	912	23,520
Invitation Homes, Inc.	7,947	282,754
Iron Mountain, Inc.	3,849	187,408
iStar Financial, Inc.	983	13,477
JBG SMITH Properties	1,495	35,342
Kilroy Realty Corp.	1,410	73,785
Kimco Realty Corp.	8,228	162,668
Kite Realty Group Trust	2,951	51,023
Lamar Advertising Co. Class A	1,158	101,869
Life Storage, Inc.	1,093	122,044
LTC Properties, Inc.	520	19,963
LXP Industrial Trust (REIT)	3,812	40,941
Medical Properties Trust, Inc.	7,962	121,580
Mid-America Apartment Communities, Inc.	1,535	268,118
National Health Investors, Inc.	605	36,669
National Retail Properties, Inc.	2,348	100,964
National Storage Affiliates Trust	1,094	54,777
Necessity Retail (REIT), Inc./The	1,575	11,466
NETSTREIT Corp.	559	10,548
NexPoint Residential Trust, Inc.	314	19,628
Office Properties Income Trust	675	13,466
Omega Healthcare Investors, Inc.	3,183	89,729
One Liberty Properties, Inc.	203	5,274
Orion Office (REIT), Inc.	784	8,593
Outfront Media, Inc.	1,968	33,358
Paramount Group, Inc.	2,269	16,405
Park Hotels & Resorts, Inc.	3,170	43,017
Pebblebrook Hotel Trust	1,744	28,898
Phillips Edison & Co., Inc. (b)	1,501	50,148
Physicians Realty Trust	2,970	51,827
Piedmont Office Realty Trust, Inc. Class A	1,675	21,976
Plymouth Industrial REIT, Inc.	456	7,998
Postal Realty Trust, Inc.	209	3,114
Potlatch Corp.	941	41,583
Prologis (REIT), Inc.	9,840	1,157,676
PS Business Parks, Inc.	268	50,156
Public Storage	2,029	634,407
Rayonier, Inc.	1,950	72,891
Realty Income Corp.	7,521	513,383
Regency Centers Corp.	2,056	121,941
Retail Opportunity Investments Corp.	1,611	25,422
Rexford Industrial Realty, Inc.	2,139	123,185
RLJ Lodging Trust	2,246	24,773
RPT Realty	1,198	11,776
Ryman Hospitality Properties, Inc. (a)	734	55,806
Sabra Health Care REIT, Inc.	3,081	43,042
Safehold, Inc.	188	6,650
Saul Centers, Inc.	189	8,904
SBA Communications Corp. Class A	1,446	462,792
Service Properties Trust	2,065	10,800
Simon Property Group, Inc.	4,372	414,990
SITE Centers Corp.	2,452	33,028
SL Green Realty Corp.	845	38,997
Spirit Realty Capital, Inc.	1,695	64,037
Stag Industrial, Inc.	2,370	73,186
Store Capital Corp.	3,311	86,351
Summit Hotel Properties, Inc. (a)	1,334	9,698
Sun Communities, Inc.	1,544	246,052
Sunstone Hotel Investors, Inc. (a)	2,871	28,480
Tanger Factory Outlet Centers, Inc.	1,395	19,837
Terreno Realty Corp.	998	55,619
The Macerich Co.	2,783	24,240
UDR, Inc.	3,982	183,331
UMH Properties, Inc.	636	11,232
Uniti Group, Inc.	3,153	29,701
Universal Health Realty Income Trust (SBI)	178	9,471
Urban Edge Properties	1,480	22,511
Urstadt Biddle Properties, Inc. Class A	458	7,420
Ventas, Inc.	5,313	273,248
Veris Residential, Inc. (a)	1,032	13,664
VICI Properties, Inc.	8,360	249,044
Vornado Realty Trust	2,101	60,068
Washington REIT (SBI)	1,117	23,803
Welltower, Inc.	5,790	476,807
Weyerhaeuser Co.	9,950	329,544
Whitestone REIT Class B	585	6,289
WP Carey, Inc.	2,533	209,884
Xenia Hotels & Resorts, Inc. (a)	1,518	22,057
		17,093,747
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	1,519	14,932
CBRE Group, Inc. (a)	4,453	327,785
Cushman & Wakefield PLC (a)	2,033	30,983
Digitalbridge Group, Inc. (a)	6,792	33,145
Doma Holdings, Inc. Class A (a)(b)	2,176	2,241
Douglas Elliman, Inc.	788	3,775
eXp World Holdings, Inc. (b)	857	10,087
Forestar Group, Inc. (a)	212	2,902
Howard Hughes Corp. (a)	556	37,836
Jones Lang LaSalle, Inc. (a)	673	117,681
Kennedy-Wilson Holdings, Inc.	1,594	30,190
Marcus & Millichap, Inc.	331	12,244
Newmark Group, Inc.	2,136	20,655
Offerpad Solutions, Inc. (a)(b)	895	1,951
Opendoor Technologies, Inc. (a)(b)	5,199	24,487
RE/MAX Holdings, Inc.	234	5,738
Redfin Corp. (a)(b)	1,405	11,577
Seritage Growth Properties (a)	440	2,292
The RMR Group, Inc.	208	5,897
The St. Joe Co.	426	16,853
WeWork, Inc. (a)(b)	2,906	14,588
Zillow Group, Inc.:
Class A (a)	134	4,263
Class C (a)(b)	2,588	82,169
		814,271

TOTAL REAL ESTATE		17,908,018

UTILITIES - 2.9%
Electric Utilities - 1.8%
Allete, Inc.	688	40,441
Alliant Energy Corp.	3,332	195,289
American Electric Power Co., Inc.	6,695	642,318
Avangrid, Inc. (b)	918	42,338
Constellation Energy Corp.	4,341	248,566
Duke Energy Corp.	10,226	1,096,329
Edison International	5,053	319,552
Entergy Corp.	2,672	300,974
Evergy, Inc.	3,052	199,143
Eversource Energy	4,573	386,281
Exelon Corp.	13,016	589,885
FirstEnergy Corp.	7,584	291,150
Hawaiian Electric Industries, Inc.	1,469	60,082
IDACORP, Inc.	675	71,496
MGE Energy, Inc.	489	38,059
NextEra Energy, Inc.	26,087	2,020,699
NRG Energy, Inc.	3,261	124,472
OGE Energy Corp.	2,667	102,840
Otter Tail Corp.	543	36,452
PG&E Corp. (a)	20,076	200,358
Pinnacle West Capital Corp.	1,505	110,046
PNM Resources, Inc.	1,146	54,756
Portland General Electric Co.	1,189	57,464
PPL Corp.	9,985	270,893
Southern Co.	14,088	1,004,615
Xcel Energy, Inc.	7,163	506,854
		9,011,352
Gas Utilities - 0.1%
Atmos Energy Corp.	1,800	201,780
Chesapeake Utilities Corp.	229	29,667
National Fuel Gas Co.	1,221	80,647
New Jersey Resources Corp.	1,279	56,954
Northwest Natural Holding Co.	416	22,090
ONE Gas, Inc.	714	57,970
South Jersey Industries, Inc.	1,495	51,039
Southwest Gas Corp.	878	76,456
Spire, Inc. (b)	690	51,315
UGI Corp.	2,794	107,876
		735,794
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	525	16,784
Class C	1,014	35,328
Ormat Technologies, Inc. (b)	600	47,010
Sunnova Energy International, Inc. (a)(b)	1,222	22,521
The AES Corp.	8,881	186,590
Vistra Corp.	6,429	146,903
		455,136
Multi-Utilities - 0.8%
Ameren Corp.	3,424	309,393
Avista Corp.	935	40,682
Black Hills Corp.	851	61,927
CenterPoint Energy, Inc.	8,355	247,141
CMS Energy Corp.	3,852	260,010
Consolidated Edison, Inc.	4,698	446,780
Dominion Energy, Inc.	10,765	859,155
DTE Energy Co.	2,575	326,381
NiSource, Inc.	5,217	153,849
NorthWestern Energy Corp. (b)	714	42,076
Public Service Enterprise Group, Inc.	6,721	425,305
Sempra Energy	4,245	637,896
Unitil Corp.	215	12,625
WEC Energy Group, Inc.	4,193	421,984
		4,245,204
Water Utilities - 0.1%
American States Water Co.	489	39,858
American Water Works Co., Inc.	2,416	359,428
California Water Service Group	699	38,829
Essential Utilities, Inc.	3,069	140,714
Middlesex Water Co.	224	19,640
SJW Corp.	369	23,029
York Water Co.	164	6,631
		628,129

TOTAL UTILITIES		15,075,615

TOTAL COMMON STOCKS
(Cost $479,709,739)		500,625,225
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e)
(Cost $595,769)	600,000	591,518
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.58% (f)	11,212,534	$11,214,777
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	7,979,073	7,979,871
TOTAL MONEY MARKET FUNDS
(Cost $19,194,648)		19,194,648
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $499,500,156)		520,411,391
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,469,434)
NET ASSETS - 100%		$512,941,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Sept. 2022	$1,110,200	$7,822	$7,822
CME E-mini S&P 500 Index Contracts (United States)	55	Sept. 2022	10,421,125	148,608	148,608
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2022	680,400	(5,043)	(5,043)
TOTAL FUTURES CONTRACTS					$151,387

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,101 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $591,518.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$12,759,607	$80,949,029	$82,493,859	$31,611	$--	$--	$11,214,777	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	4,675,743	18,986,318	15,682,190	22,863	--	--	7,979,871	0.0%
Total	$17,435,350	$99,935,347	$98,176,049	$54,474	$--	$--	$19,194,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,493,001	$40,492,907	$--	$94
Consumer Discretionary	53,662,779	53,662,767	--	12
Consumer Staples	31,911,474	31,911,451	23	--
Energy	21,809,247	21,809,247	--	--
Financials	58,022,774	58,022,774	--	--
Health Care	74,422,423	74,421,404	--	1,019
Industrials	43,675,263	43,675,263	--	--
Information Technology	129,148,797	129,148,797	--	--
Materials	14,495,834	14,495,834	--	--
Real Estate	17,908,018	17,908,018	--	--
Utilities	15,075,615	15,075,615	--	--
U.S. Government and Government Agency Obligations	591,518	--	591,518	--
Money Market Funds	19,194,648	19,194,648	--	--
Total Investments in Securities:	$520,411,391	$519,818,725	$591,541	$1,125
Derivative Instruments:
Assets
Futures Contracts	$156,430	$156,430	$--	$--
Total Assets	$156,430	$156,430	$--	$--
Liabilities
Futures Contracts	$(5,043)	$(5,043)	$--	$--
Total Liabilities	$(5,043)	$(5,043)	$--	$--
Total Derivative Instruments:	$151,387	$151,387	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$156,430	$(5,043)
Total Equity Risk	156,430	(5,043)
Total Value of Derivatives	$156,430	$(5,043)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,588,015) — See accompanying schedule: Unaffiliated issuers (cost $480,305,508)	$501,216,743
Fidelity Central Funds (cost $19,194,648)	19,194,648
Total Investment in Securities (cost $499,500,156)		$520,411,391
Segregated cash with brokers for derivative instruments		119,257
Cash		329,289
Foreign currency held at value (cost $24,597)		24,517
Receivable for investments sold		35,238
Receivable for fund shares sold		94,964
Dividends receivable		406,930
Distributions receivable from Fidelity Central Funds		24,029
Total assets		521,445,615
Liabilities
Payable for investments purchased	$337,440
Payable for fund shares redeemed	21,946
Accrued management fee	26,195
Distribution and service plan fees payable	5,094
Payable for daily variation margin on futures contracts	106,902
Other affiliated payables	26,191
Collateral on securities loaned	7,979,890
Total liabilities		8,503,658
Net Assets		$512,941,957
Net Assets consist of:
Paid in capital		$496,867,499
Total accumulated earnings (loss)		16,074,458
Net Assets		$512,941,957
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($488,559,493 ÷ 35,651,678 shares)		$13.70
Service Class:
Net Asset Value, offering price and redemption price per share ($348,488 ÷ 25,445 shares)		$13.70
Service Class 2:
Net Asset Value, offering price and redemption price per share ($24,033,976 ÷ 1,760,144 shares)		$13.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$3,937,157
Interest		2,407
Income from Fidelity Central Funds (including $22,863 from security lending)		54,474
Total income		3,994,038
Expenses
Management fee	$165,735
Transfer agent fees	165,735
Distribution and service plan fees	24,214
Independent trustees' fees and expenses	929
Total expenses before reductions	356,613
Expense reductions	(9)
Total expenses after reductions		356,604
Net investment income (loss)		3,637,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(870,987)
Foreign currency transactions	(37)
Futures contracts	(4,422,032)
Total net realized gain (loss)		(5,293,056)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(129,468,359)
Assets and liabilities in foreign currencies	(85)
Futures contracts	(208,495)
Total change in net unrealized appreciation (depreciation)		(129,676,939)
Net gain (loss)		(134,969,995)
Net increase (decrease) in net assets resulting from operations		$(131,332,561)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,637,434	$5,258,151
Net realized gain (loss)	(5,293,056)	3,005,669
Change in net unrealized appreciation (depreciation)	(129,676,939)	90,234,802
Net increase (decrease) in net assets resulting from operations	(131,332,561)	98,498,622
Distributions to shareholders	(901,078)	(8,552,302)
Share transactions - net increase (decrease)	62,157,424	229,065,291
Total increase (decrease) in net assets	(70,076,215)	319,011,611
Net Assets
Beginning of period	583,018,172	264,006,561
End of period	$512,941,957	$583,018,172

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$14.07	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.19	.19	.20	.13
Net realized and unrealized gain (loss)	(3.77)	3.41	2.21	2.63	(.81)
Total from investment operations	(3.67)	3.60	2.40	2.83	(.68)
Distributions from net investment income	–	(.17)	(.18)	(.17)	(.08)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	(.03)	(.27)D	(.19)D	(.20)	(.09)
Net asset value, end of period	$13.70	$17.40	$14.07	$11.86	$9.23
Total ReturnE,F,G	(21.14)%	25.69%	20.30%	30.70%	(6.76)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.12%J	.12%	.12%	.12%	.12%J
Expenses net of fee waivers, if any	.12%J	.12%	.12%	.12%	.12%J
Expenses net of all reductions	.12%J	.12%	.12%	.12%	.12%J
Net investment income (loss)	1.33%J	1.18%	1.57%	1.80%	1.84%J
Supplemental Data
Net assets, end of period (000 omitted)	$488,559	$569,470	$259,544	$173,833	$81,855
Portfolio turnover rateK	3%J	3%	9%	4%	4%J

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$14.07	$11.86	$10.73
Income from Investment Operations
Net investment income (loss)B,C	.10	.17	.17	.13
Net realized and unrealized gain (loss)	(3.77)	3.41	2.22	1.19
Total from investment operations	(3.67)	3.58	2.39	1.32
Distributions from net investment income	–	(.15)	(.17)	(.16)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)
Total distributions	(.03)	(.25)D	(.18)D	(.19)
Net asset value, end of period	$13.70	$17.40	$14.07	$11.86
Total ReturnE,F,G	(21.14)%	25.55%	20.20%	12.36%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.22%J	.22%	.22%	.22%J
Expenses net of fee waivers, if any	.22%J	.22%	.22%	.22%J
Expenses net of all reductions	.22%J	.22%	.22%	.22%J
Net investment income (loss)	1.23%J	1.08%	1.47%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$348	$414	$347	$111
Portfolio turnover rateK	3%J	3%	9%	4%J

 A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$14.05	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.15	.16	.17	.12
Net realized and unrealized gain (loss)	(3.76)	3.41	2.21	2.64	(.82)
Total from investment operations	(3.68)	3.56	2.37	2.81	(.70)
Distributions from net investment income	–	(.14)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	(.03)	(.25)	(.18)	(.18)D	(.07)
Net asset value, end of period	$13.65	$17.36	$14.05	$11.86	$9.23
Total ReturnE,F,G	(21.24)%	25.38%	19.98%	30.44%	(6.96)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.37%J	.37%	.37%	.37%	.37%J
Expenses net of fee waivers, if any	.37%J	.37%	.37%	.37%	.37%J
Expenses net of all reductions	.37%J	.37%	.37%	.37%	.37%J
Net investment income (loss)	1.08%J	.93%	1.32%	1.55%	1.59%J
Supplemental Data
Net assets, end of period (000 omitted)	$24,034	$13,135	$4,116	$1,538	$923
Portfolio turnover rateK	3%J	3%	9%	4%	4%J

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Royalty Pharma PLC	0.3
LPL Financial	0.3
W.R. Berkley Corp.	0.3
Iron Mountain, Inc.	0.3
Camden Property Trust (SBI)	0.3
Brown & Brown, Inc.	0.3
J.B. Hunt Transport Services, Inc.	0.3
LKQ Corp.	0.3
Bunge Ltd.	0.3
APA Corp.	0.3
3.0

Market Sectors as of June 30, 2022

% of fund's net assets
Industrials	16.4
Financials	16.3
Health Care	12.3
Information Technology	12.3
Consumer Discretionary	12.2
Real Estate	8.5
Materials	5.3
Energy	4.1
Consumer Staples	3.9
Utilities	3.1
Communication Services	3.1

Asset Allocation (% of fund's net assets)

As of June 30, 2022*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.7%

VIP Extended Market Index Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	555	$22,794
AST SpaceMobile, Inc. (a)(b)	1,201	7,542
ATN International, Inc.	315	14,777
Bandwidth, Inc. (a)	680	12,798
Cogent Communications Group, Inc.	1,249	75,889
Consolidated Communications Holdings, Inc. (a)	2,009	14,063
EchoStar Holding Corp. Class A (a)	1,139	21,983
Frontier Communications Parent, Inc. (a)(b)	6,115	143,947
Globalstar, Inc. (a)	19,619	24,131
IDT Corp. Class B (a)	520	13,078
Iridium Communications, Inc. (a)	3,901	146,522
Liberty Global PLC:
Class A (a)	4,358	91,736
Class C (a)	10,608	234,331
Liberty Latin America Ltd.:
Class A (a)	291	2,270
Class C (a)	5,423	42,245
Lumen Technologies, Inc. (b)	27,161	296,327
Ooma, Inc. (a)	696	8,241
Radius Global Infrastructure, Inc. (a)(b)	2,123	32,397
		1,205,071
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	15,156	205,364
Cinedigm Corp. (a)(b)	4,568	2,247
Cinemark Holdings, Inc. (a)(b)	3,077	46,217
Lions Gate Entertainment Corp.:
Class A (a)	2,143	19,951
Class B (a)	3,260	28,786
Live Nation Entertainment, Inc. (a)	3,982	328,834
Madison Square Garden Entertainment Corp. (a)	739	38,886
Madison Square Garden Sports Corp. (a)	503	75,953
Marcus Corp. (a)(b)	612	9,039
Playstudios, Inc. Class A (a)(b)	2,351	10,062
Playtika Holding Corp. (a)	3,043	40,289
Sciplay Corp. (A Shares) (a)	771	10,771
Skillz, Inc. (a)(b)	7,746	9,605
Warner Music Group Corp. Class A	3,402	82,873
World Wrestling Entertainment, Inc. Class A (b)	1,291	80,675
		989,552
Interactive Media & Services - 0.4%
Angi, Inc. (a)(b)	2,074	9,499
Bumble, Inc. (a)(b)	2,173	61,170
CarGurus, Inc. Class A (a)	2,584	55,530
Cars.com, Inc. (a)	1,840	17,351
Eventbrite, Inc. (a)(b)	2,251	23,118
EverQuote, Inc. Class A (a)	560	4,950
fuboTV, Inc. (a)(b)	4,601	11,364
IAC (a)	2,473	187,874
Izea Worldwide, Inc. (a)(b)	1,976	1,774
Liberty TripAdvisor Holdings, Inc. (a)	2,025	1,532
MediaAlpha, Inc. Class A (a)	591	5,821
Nextdoor Holdings, Inc. (a)(b)	2,005	6,637
QuinStreet, Inc. (a)	1,411	14,195
TripAdvisor, Inc. (a)	2,933	52,207
TrueCar, Inc. (a)	2,395	6,203
Vimeo, Inc. (a)	4,633	27,891
Yelp, Inc. (a)	1,995	55,401
Ziff Davis, Inc. (a)	1,429	106,503
		649,020
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	2,928	11,126
Altice U.S.A., Inc. Class A (a)	6,683	61,818
AMC Networks, Inc. Class A (a)	859	25,014
Audacy, Inc. Class A (a)	3,378	3,183
Boston Omaha Corp. (a)(b)	526	10,862
Cable One, Inc.	146	188,241
Cardlytics, Inc. (a)	973	21,708
Clear Channel Outdoor Holdings, Inc. (a)	13,724	14,685
DISH Network Corp. Class A (a)	7,359	131,947
E.W. Scripps Co. Class A (a)	1,678	20,925
Entravision Communication Corp. Class A	1,868	8,518
Gannett Co., Inc. (a)	4,261	12,357
Gray Television, Inc.	2,579	43,559
iHeartMedia, Inc. (a)	3,176	25,059
John Wiley & Sons, Inc. Class A	1,270	60,655
Lee Enterprises, Inc. (a)	153	2,905
Loyalty Ventures, Inc. (a)	569	2,031
Magnite, Inc. (a)	3,381	30,023
National CineMedia, Inc. (b)	1,721	1,577
News Corp.:
Class A	11,605	180,806
Class B	3,519	55,917
Nexstar Broadcasting Group, Inc. Class A	1,206	196,433
PubMatic, Inc. (a)(b)	783	12,442
Scholastic Corp.	881	31,690
Sinclair Broadcast Group, Inc. Class A	1,419	28,948
Sirius XM Holdings, Inc. (b)	26,566	162,850
Stagwell, Inc. (a)(b)	2,196	11,924
TechTarget, Inc. (a)	790	51,919
TEGNA, Inc.	6,521	136,745
The New York Times Co. Class A	4,936	137,714
Thryv Holdings, Inc. (a)	513	11,486
WideOpenWest, Inc. (a)	1,541	28,062
		1,723,129
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,005	32,461
KORE Group Holdings, Inc. (a)(b)	970	2,978
NII Holdings, Inc. (a)(c)	1,280	333
Shenandoah Telecommunications Co.	1,441	31,990
Telephone & Data Systems, Inc.	2,890	45,633
U.S. Cellular Corp. (a)	442	12,800
		126,195

TOTAL COMMUNICATION SERVICES		4,692,967

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
Adient PLC (a)	2,808	83,201
American Axle & Manufacturing Holdings, Inc. (a)	3,222	24,262
Autoliv, Inc.	2,317	165,828
BorgWarner, Inc.	7,057	235,492
Cooper-Standard Holding, Inc. (a)	501	2,500
Dana, Inc.	4,284	60,276
Dorman Products, Inc. (a)	843	92,486
Fox Factory Holding Corp. (a)	1,251	100,756
Garrett Motion, Inc. (a)(b)	1,645	12,716
Gentex Corp.	6,954	194,503
Gentherm, Inc. (a)	976	60,912
Holley, Inc. (a)(b)	1,077	11,309
LCI Industries	750	83,910
Lear Corp.	1,759	221,441
Luminar Technologies, Inc. (a)(b)	6,675	39,583
Modine Manufacturing Co. (a)	1,520	16,006
Motorcar Parts of America, Inc. (a)	518	6,796
Patrick Industries, Inc.	652	33,800
QuantumScape Corp. Class A (a)(b)	7,558	64,923
Standard Motor Products, Inc.	544	24,475
Stoneridge, Inc. (a)	756	12,965
Tenneco, Inc. (a)	2,239	38,421
The Goodyear Tire & Rubber Co. (a)	8,331	89,225
Visteon Corp. (a)	830	85,971
XL Fleet Corp. (Class A) (a)	3,044	3,501
XPEL, Inc. (a)	476	21,863
		1,787,121
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	910	2,976
Canoo, Inc. (a)(b)	4,239	7,842
Faraday Future Intelligent Electric, Inc. (a)(b)	5,087	13,226
Fisker, Inc. (a)(b)	4,169	35,728
Harley-Davidson, Inc.	4,532	143,483
Lordstown Motors Corp. Class A (a)(b)	3,603	5,693
Rivian Automotive, Inc. (b)	4,737	121,930
Thor Industries, Inc. (b)	1,644	122,856
Winnebago Industries, Inc.	1,003	48,706
Workhorse Group, Inc. (a)(b)	4,304	11,190
		513,630
Distributors - 0.3%
Funko, Inc. (a)	771	17,209
LKQ Corp.	7,898	387,713
		404,922
Diversified Consumer Services - 1.0%
2U, Inc. (a)	2,220	23,243
ADT, Inc.	4,391	27,005
Adtalem Global Education, Inc. (a)	1,461	52,552
American Public Education, Inc. (a)	521	8,419
Bright Horizons Family Solutions, Inc. (a)	1,780	150,446
Carriage Services, Inc.	467	18,517
Chegg, Inc. (a)	4,046	75,984
Coursera, Inc. (a)	2,500	35,450
Duolingo, Inc. (a)(b)	259	22,675
European Wax Center, Inc. (b)	390	6,872
Frontdoor, Inc. (a)	2,503	60,272
Graham Holdings Co.	116	65,753
Grand Canyon Education, Inc. (a)	1,161	109,355
H&R Block, Inc.	4,856	171,514
Laureate Education, Inc. Class A	4,321	49,994
Nerdy, Inc. Class A (a)(b)	1,838	3,915
OneSpaWorld Holdings Ltd. (a)	1,619	11,608
Perdoceo Education Corp. (a)	2,162	25,468
PowerSchool Holdings, Inc. (b)	1,160	13,978
Rover Group, Inc. Class A (a)	2,317	8,712
Service Corp. International	4,864	336,200
Strategic Education, Inc.	679	47,924
Stride, Inc. (a)	1,256	51,232
Terminix Global Holdings, Inc. (a)	3,572	145,202
The Beachbody Co., Inc. (a)(b)	2,992	3,590
Vivint Smart Home, Inc. Class A (a)(b)	1,106	3,849
WW International, Inc. (a)	1,571	10,039
Xpresspa Group, Inc. (a)(b)	3,484	2,406
		1,542,174
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	1,680	17,842
ARAMARK Holdings Corp.	7,539	230,920
Bally's Corp. (a)	854	16,892
BJ's Restaurants, Inc. (a)	688	14,916
Bloomin' Brands, Inc. (b)	2,447	40,669
Bluegreen Vacations Holding Corp. Class A	398	9,934
Boyd Gaming Corp.	2,420	120,395
Brinker International, Inc. (a)	1,313	28,925
Century Casinos, Inc. (a)	779	5,609
Choice Hotels International, Inc.	970	108,281
Churchill Downs, Inc.	1,015	194,403
Chuy's Holdings, Inc. (a)	584	11,633
Cracker Barrel Old Country Store, Inc.	700	58,443
Dave & Buster's Entertainment, Inc. (a)(b)	1,135	37,205
Denny's Corp. (a)	1,778	15,433
Dine Brands Global, Inc.	506	32,930
Draftkings Holdings, Inc. (a)	9,838	114,809
Drive Shack, Inc. (a)(b)	2,650	3,631
Dutch Bros, Inc. (b)	704	22,282
El Pollo Loco Holdings, Inc. (a)	551	5,422
Everi Holdings, Inc. (a)	2,728	44,494
F45 Training Holdings, Inc.	583	2,291
First Watch Restaurant Group, Inc.	278	4,009
Full House Resorts, Inc. (a)	1,021	6,208
GAN Ltd. (a)	1,156	3,422
Golden Entertainment, Inc. (a)(b)	590	23,335
Hilton Grand Vacations, Inc. (a)	2,628	93,898
Hyatt Hotels Corp. Class A (a)	1,487	109,904
Inspired Entertainment, Inc. (a)	815	7,017
Jack in the Box, Inc. (b)	626	35,094
Krispy Kreme, Inc. (b)	898	12,213
Kura Sushi U.S.A., Inc. Class A (a)(b)	128	6,340
Life Time Group Holdings, Inc. (b)	1,126	14,503
Light & Wonder, Inc. Class A (a)	2,844	133,640
Lindblad Expeditions Holdings (a)	851	6,893
Lottery.Com, Inc. (a)	1,047	1,173
Marriott Vacations Worldwide Corp.	1,255	145,831
Membership Collective Group, Inc. Class A (b)	880	5,702
Monarch Casino & Resort, Inc. (a)	381	22,353
Noodles & Co. (a)	974	4,578
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,287	136,631
Papa John's International, Inc.	944	78,843
Penn National Gaming, Inc. (a)	4,905	149,210
Planet Fitness, Inc. (a)	2,454	166,897
Playa Hotels & Resorts NV (a)	4,013	27,569
PlayAGS, Inc. (a)	769	3,968
Portillo's, Inc. (b)	641	10,480
RCI Hospitality Holdings, Inc.	224	10,833
Red Robin Gourmet Burgers, Inc. (a)	460	3,694
Red Rock Resorts, Inc. (b)	1,573	52,475
Rush Street Interactive, Inc. (a)(b)	1,629	7,607
Ruth's Hospitality Group, Inc.	939	15,268
SeaWorld Entertainment, Inc. (a)	1,470	64,945
Shake Shack, Inc. Class A (a)	1,166	46,034
Six Flags Entertainment Corp. (a)	2,280	49,476
Texas Roadhouse, Inc. Class A	2,060	150,792
The Cheesecake Factory, Inc. (b)	1,459	38,547
The ONE Group Hospitality, Inc. (a)	742	5,469
Travel+Leisure Co.	2,550	98,991
Vail Resorts, Inc.	1,192	259,916
Wendy's Co.	5,227	98,686
Wingstop, Inc. (b)	871	65,125
Wyndham Hotels & Resorts, Inc.	2,743	180,270
Wynn Resorts Ltd. (a)	3,103	176,809
Xponential Fitness, Inc. (b)	290	3,642
		3,675,649
Household Durables - 1.7%
Aterian, Inc. (a)(b)	1,217	2,629
Bassett Furniture Industries, Inc. (b)	282	5,110
Beazer Homes U.S.A., Inc. (a)	862	10,404
Cavco Industries, Inc. (a)	255	49,977
Century Communities, Inc.	864	38,854
Cricut, Inc. (a)(b)	1,079	6,625
Dream Finders Homes, Inc. (a)(b)	549	5,841
Ethan Allen Interiors, Inc. (b)	650	13,137
GoPro, Inc. Class A (a)	3,775	20,876
Green Brick Partners, Inc. (a)	1,476	28,885
Helen of Troy Ltd. (a)	712	115,636
Hooker Furnishings Corp.	342	5,318
Hovnanian Enterprises, Inc. Class A (a)	131	5,605
Installed Building Products, Inc.	681	56,632
iRobot Corp. (a)(b)	785	28,849
KB Home	2,535	72,146
La-Z-Boy, Inc.	1,285	30,467
Leggett & Platt, Inc. (b)	3,932	135,969
LGI Homes, Inc. (a)	640	55,616
Lovesac (a)	388	10,670
M.D.C. Holdings, Inc.	1,639	52,956
M/I Homes, Inc. (a)	848	33,632
Meritage Homes Corp. (a)	1,103	79,968
Mohawk Industries, Inc. (a)	1,619	200,902
Newell Brands, Inc.	11,155	212,391
PulteGroup, Inc.	7,339	290,845
Purple Innovation, Inc. (a)(b)	1,614	4,939
Skyline Champion Corp. (a)	1,566	74,260
Snap One Holdings Corp. (a)	385	3,530
Sonos, Inc. (a)(b)	3,785	68,281
Taylor Morrison Home Corp. (a)	3,628	84,750
Tempur Sealy International, Inc.	5,688	121,553
Toll Brothers, Inc.	3,333	148,652
TopBuild Corp. (a)	973	162,647
Traeger, Inc. (a)	672	2,856
TRI Pointe Homes, Inc. (a)	3,309	55,823
Tupperware Brands Corp. (a)	1,443	9,149
Universal Electronics, Inc. (a)	362	9,256
Vizio Holding Corp. (a)(b)	1,102	7,516
VOXX International Corp. (a)(b)	443	4,124
Vuzix Corp. (a)(b)	1,634	11,601
Weber, Inc. (b)	514	3,706
Whirlpool Corp.	1,742	269,784
ZAGG, Inc. rights (a)(c)	548	49
		2,612,416
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	741	7,047
1847 Goedeker, Inc. (a)(b)	3,253	3,969
BARK, Inc. (a)(b)	2,446	3,131
CarParts.com, Inc. (a)	1,363	9,459
Chewy, Inc. (a)(b)	2,628	91,244
ContextLogic, Inc. (a)(b)	9,973	15,957
Duluth Holdings, Inc. (a)(b)	336	3,205
Groupon, Inc. (a)(b)	590	6,667
Lands' End, Inc. (a)(b)	391	4,152
Liquidity Services, Inc. (a)	815	10,954
Lyft, Inc. (a)	8,833	117,302
Overstock.com, Inc. (a)(b)	1,296	32,413
PetMed Express, Inc. (b)	598	11,900
Porch Group, Inc. Class A (a)(b)	2,295	5,875
Poshmark, Inc. (a)(b)	1,047	10,585
Quotient Technology, Inc. (a)(b)	2,604	7,734
Qurate Retail, Inc. Series A	10,759	30,878
Remark Holdings, Inc. (a)(b)	3,026	1,334
Rent the Runway, Inc. Class A	547	1,679
Revolve Group, Inc. (a)(b)	1,155	29,926
RumbleON, Inc. Class B (a)(b)	259	3,810
Shutterstock, Inc.	681	39,028
Stitch Fix, Inc. (a)	2,471	12,207
The RealReal, Inc. (a)	2,312	5,757
thredUP, Inc. (a)	1,565	3,913
Vivid Seats, Inc. Class A (b)	668	4,990
Wayfair LLC Class A (a)(b)	2,301	100,232
Xometry, Inc. (b)	199	6,752
		582,100
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,003	41,805
American Outdoor Brands, Inc. (a)	451	4,289
AMMO, Inc. (a)(b)	2,342	9,017
Brunswick Corp.	2,280	149,066
Callaway Golf Co. (a)	3,438	70,135
Clarus Corp.	792	15,035
Genius Brands International, Inc. (a)(b)	8,673	6,565
JAKKS Pacific, Inc. (a)	235	2,975
Johnson Outdoors, Inc. Class A	199	12,171
Latham Group, Inc. (a)	963	6,674
Malibu Boats, Inc. Class A (a)	605	31,890
MasterCraft Boat Holdings, Inc. (a)	522	10,988
Mattel, Inc. (a)	10,337	230,825
Nautilus, Inc. (a)(b)	958	1,677
Peloton Interactive, Inc. Class A (a)(b)	8,938	82,051
Polaris, Inc. (b)	1,684	167,188
Smith & Wesson Brands, Inc.	1,375	18,054
Solo Brands, Inc. Class A (b)	416	1,689
Sturm, Ruger & Co., Inc.	536	34,116
Vista Outdoor, Inc. (a)(b)	1,656	46,202
YETI Holdings, Inc. (a)	2,602	112,589
		1,055,001
Multiline Retail - 0.4%
Big Lots, Inc. (b)	898	18,831
Dillard's, Inc. Class A (b)	119	26,248
Franchise Group, Inc.	790	27,705
Kohl's Corp.	4,104	146,472
Macy's, Inc.	8,829	161,747
Nordstrom, Inc.	3,258	68,842
Ollie's Bargain Outlet Holdings, Inc. (a)	1,749	102,754
		552,599
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	1,698	28,730
Academy Sports & Outdoors, Inc. (b)	2,584	91,835
Advance Auto Parts, Inc.	1,840	318,486
America's Car Mart, Inc. (a)	171	17,203
American Eagle Outfitters, Inc. (b)	4,554	50,914
Arko Corp.	1,960	15,994
Asbury Automotive Group, Inc. (a)	677	114,643
AutoNation, Inc. (a)	1,184	132,324
Barnes & Noble Education, Inc. (a)	963	2,822
Bath & Body Works, Inc.	7,599	204,565
Bed Bath & Beyond, Inc. (a)	2,823	14,030
Big 5 Sporting Goods Corp. (b)	596	6,681
Boot Barn Holdings, Inc. (a)	881	60,710
Brilliant Earth Group, Inc. Class A	302	1,435
Build-A-Bear Workshop, Inc.	463	7,602
Caleres, Inc.	1,135	29,782
Camping World Holdings, Inc. (b)	1,217	26,275
CarLotz, Inc. Class A (a)(b)	2,363	930
Carvana Co. Class A (a)(b)	2,525	57,015
Chico's FAS, Inc. (a)	3,575	17,768
Citi Trends, Inc. (a)(b)	250	5,913
Conn's, Inc. (a)(b)	576	4,620
Designer Brands, Inc. Class A	1,801	23,521
Destination XL Group, Inc. (a)	1,075	3,644
Dick's Sporting Goods, Inc.	1,857	139,962
Enjoy Technology, Inc. (a)(b)	939	204
EVgo, Inc. Class A (a)(b)	2,042	12,272
Express, Inc. (a)	2,035	3,989
Five Below, Inc. (a)	1,657	187,954
Floor & Decor Holdings, Inc. Class A (a)	3,121	196,498
Foot Locker, Inc.	2,598	65,600
GameStop Corp. Class A (a)(b)	1,824	223,075
Gap, Inc.	6,276	51,714
Genesco, Inc. (a)	391	19,515
Group 1 Automotive, Inc.	509	86,428
GrowGeneration Corp. (a)(b)	1,640	5,888
Guess?, Inc. (b)	1,141	19,454
Haverty Furniture Companies, Inc.	426	9,875
Hibbett, Inc.	388	16,959
JOANN, Inc. (b)	357	2,767
Kirkland's, Inc. (a)	401	1,412
Lazydays Holdings, Inc. (a)(b)	268	3,157
Leslie's, Inc. (a)(b)	4,049	61,464
Lithia Motors, Inc. Class A (sub. vtg.)	894	245,680
LL Flooring Holdings, Inc. (a)	817	7,655
MarineMax, Inc. (a)	677	24,453
Monro, Inc. (b)	985	42,237
Murphy U.S.A., Inc.	676	157,420
National Vision Holdings, Inc. (a)(b)	2,418	66,495
OneWater Marine, Inc. Class A (b)	372	12,295
Party City Holdco, Inc. (a)(b)	3,267	4,312
Penske Automotive Group, Inc.	900	94,221
Petco Health & Wellness Co., Inc. (a)(b)	2,368	34,904
Rent-A-Center, Inc.	1,751	34,057
RH (a)	514	109,102
Sally Beauty Holdings, Inc. (a)	3,255	38,800
Shift Technologies, Inc. Class A (a)(b)	2,034	1,369
Shoe Carnival, Inc.	515	11,129
Signet Jewelers Ltd. (b)	1,548	82,756
Sleep Number Corp. (a)(b)	659	20,396
Sonic Automotive, Inc. Class A (sub. vtg.)	597	21,868
Sportsman's Warehouse Holdings, Inc. (a)	1,270	12,179
The Aaron's Co., Inc.	892	12,979
The Buckle, Inc.	871	24,118
The Cato Corp. Class A (sub. vtg.)	532	6,177
The Children's Place, Inc. (a)(b)	400	15,568
The Container Store Group, Inc. (a)	1,020	6,355
The ODP Corp. (a)	1,366	41,308
Tilly's, Inc.	654	4,591
TravelCenters of America LLC (a)	342	11,789
Urban Outfitters, Inc. (a)(b)	1,901	35,473
Victoria's Secret & Co. (a)	2,156	60,303
Volta, Inc. (a)(b)	3,666	4,766
Vroom, Inc. (a)(b)	3,643	4,554
Williams-Sonoma, Inc. (b)	2,150	238,543
Winmark Corp.	84	16,428
Zumiez, Inc. (a)(b)	589	15,314
		3,865,223
Textiles, Apparel & Luxury Goods - 1.2%
Allbirds, Inc. Class A (b)	767	3,014
Capri Holdings Ltd. (a)	4,370	179,214
Carter's, Inc. (b)	1,233	86,902
Columbia Sportswear Co.	1,012	72,439
Crocs, Inc. (a)	1,743	84,832
Deckers Outdoor Corp. (a)	807	206,067
Fossil Group, Inc. (a)	1,395	7,212
G-III Apparel Group Ltd. (a)	1,321	26,724
Hanesbrands, Inc. (b)	10,295	105,936
Kontoor Brands, Inc.	1,415	47,219
Levi Strauss & Co. Class A	2,894	47,230
Movado Group, Inc.	463	14,321
Oxford Industries, Inc. (b)	459	40,732
PLBY Group, Inc. (a)(b)	681	4,358
PVH Corp.	2,065	117,499
Ralph Lauren Corp.	1,364	122,283
Rocky Brands, Inc.	203	6,939
Samsonite International SA (a)(d)	42,300	84,203
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,979	141,573
Steven Madden Ltd.	2,259	72,762
Tapestry, Inc.	7,784	237,568
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,088	50,713
Class C (non-vtg.) (a)	5,778	43,797
Unifi, Inc. (a)	371	5,216
Vera Bradley, Inc. (a)	635	2,756
Wolverine World Wide, Inc.	2,466	49,715
		1,861,224

TOTAL CONSUMER DISCRETIONARY		18,452,059

CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	3,141	1,234
Boston Beer Co., Inc. Class A (a)	278	84,226
Celsius Holdings, Inc. (a)(b)	1,117	72,895
Coca-Cola Bottling Co. Consolidated	138	77,818
Duckhorn Portfolio, Inc. (a)	932	19,628
MGP Ingredients, Inc. (b)	370	37,033
Molson Coors Beverage Co. Class B	5,544	302,203
National Beverage Corp. (b)	670	32,790
The Vita Coco Co., Inc. (b)	368	3,603
Vintage Wine Estates, Inc. (a)(b)	896	7,043
		638,473
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	2,992	79,946
Andersons, Inc.	899	29,658
BJ's Wholesale Club Holdings, Inc. (a)	4,011	249,966
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	33
warrants 11/4/28 (a)	341	14
warrants 11/4/28 (a)	341	6
Class A (a)(b)	608	2,213
Casey's General Stores, Inc.	1,095	202,553
Chefs' Warehouse Holdings (a)	954	37,101
Grocery Outlet Holding Corp. (a)(b)	2,601	110,881
Ingles Markets, Inc. Class A	418	36,262
Performance Food Group Co. (a)	4,567	209,991
PriceSmart, Inc.	705	50,499
Rite Aid Corp. (a)	1,540	10,380
SpartanNash Co.	1,041	31,407
Sprouts Farmers Market LLC (a)	3,340	84,569
U.S. Foods Holding Corp. (a)	6,570	201,568
United Natural Foods, Inc. (a)	1,717	67,650
Weis Markets, Inc.	482	35,928
		1,440,625
Food Products - 1.8%
Alico, Inc.	131	4,668
AppHarvest, Inc. (a)(b)	1,831	6,390
B&G Foods, Inc. Class A (b)	1,943	46,205
Benson Hill, Inc. (a)(b)	4,015	11,001
Beyond Meat, Inc. (a)(b)	1,782	42,661
Bunge Ltd.	4,143	375,729
Cal-Maine Foods, Inc.	1,121	55,389
Calavo Growers, Inc.	517	21,569
Campbell Soup Co.	5,950	285,898
Darling Ingredients, Inc. (a)	4,773	285,425
Flowers Foods, Inc.	5,842	153,761
Fresh Del Monte Produce, Inc.	941	27,788
Freshpet, Inc. (a)	1,285	66,679
Hostess Brands, Inc. Class A (a)	4,032	85,519
Ingredion, Inc.	1,958	172,617
J&J Snack Foods Corp.	444	62,009
John B. Sanfilippo & Son, Inc.	267	19,355
Lamb Weston Holdings, Inc.	4,280	305,849
Lancaster Colony Corp.	588	75,723
Landec Corp. (a)	763	7,607
Mission Produce, Inc. (a)	1,093	15,575
Pilgrim's Pride Corp. (a)	1,401	43,753
Post Holdings, Inc. (a)	1,672	137,689
Sanderson Farms, Inc.	625	134,706
Seaboard Corp.	7	27,178
Seneca Foods Corp. Class A (a)	195	10,830
Sovos Brands, Inc.	720	11,426
Tattooed Chef, Inc. (a)(b)	1,361	8,574
The Hain Celestial Group, Inc. (a)	2,677	63,552
The Simply Good Foods Co. (a)	2,499	94,387
Tootsie Roll Industries, Inc. (b)	506	17,887
TreeHouse Foods, Inc. (a)	1,618	67,665
Utz Brands, Inc. Class A	1,882	26,009
Vital Farms, Inc. (a)	702	6,143
Whole Earth Brands, Inc. Class A (a)	1,073	6,653
		2,783,869
Household Products - 0.2%
Central Garden & Pet Co. (a)	290	12,302
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,157	46,292
Energizer Holdings, Inc.	1,928	54,659
Reynolds Consumer Products, Inc.	1,623	44,259
Spectrum Brands Holdings, Inc.	1,199	98,342
WD-40 Co. (b)	408	82,155
		338,009
Personal Products - 0.4%
BellRing Brands, Inc. (a)	3,308	82,336
Coty, Inc. Class A (a)	10,127	81,117
Edgewell Personal Care Co.	1,618	55,853
elf Beauty, Inc. (a)	1,399	42,921
Herbalife Nutrition Ltd. (a)	2,880	58,896
Inter Parfums, Inc.	514	37,553
MediFast, Inc.	349	62,998
Nu Skin Enterprises, Inc. Class A	1,475	63,868
The Beauty Health Co. (a)(b)	2,827	36,355
The Honest Co., Inc. (a)	760	2,219
USANA Health Sciences, Inc. (a)	354	25,615
Veru, Inc. (a)(b)	1,725	19,493
		569,224
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	5,067	10,793
Turning Point Brands, Inc.	404	10,961
Universal Corp.	722	43,681
Vector Group Ltd.	3,835	40,268
		105,703

TOTAL CONSUMER STAPLES		5,875,903

ENERGY - 4.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	3,934	32,534
Bristow Group, Inc. (a)	651	15,233
Cactus, Inc.	1,748	70,392
Championx Corp.	5,976	118,624
Core Laboratories NV (b)	1,356	26,862
DMC Global, Inc. (a)	605	10,908
Dril-Quip, Inc. (a)	1,034	26,677
Expro Group Holdings NV (a)(b)	830	9,562
Exterran Corp. (a)	708	3,044
Helix Energy Solutions Group, Inc. (a)	4,233	13,122
Helmerich & Payne, Inc.	3,112	134,003
Liberty Oilfield Services, Inc. Class A (a)	3,098	39,530
Nabors Industries Ltd. (a)	226	30,261
Newpark Resources, Inc. (a)	2,574	7,954
Nextier Oilfield Solutions, Inc. (a)	4,635	44,079
Noble Corp. (a)(b)	1,778	45,072
NOV, Inc.	11,582	195,852
Oceaneering International, Inc. (a)	2,919	31,175
Oil States International, Inc. (a)	1,686	9,138
Patterson-UTI Energy, Inc.	6,346	100,013
ProPetro Holding Corp. (a)	2,492	24,920
RPC, Inc. (a)	2,124	14,677
Select Energy Services, Inc. Class A (a)	2,026	13,817
Solaris Oilfield Infrastructure, Inc. Class A	805	8,758
TechnipFMC PLC (a)	12,580	84,663
TETRA Technologies, Inc. (a)	3,631	14,742
Tidewater, Inc. (a)	1,213	25,582
Transocean Ltd. (United States) (a)	17,531	58,378
U.S. Silica Holdings, Inc. (a)	2,171	24,793
Valaris Ltd. (a)	1,923	81,228
Weatherford International PLC (a)	1,934	40,943
		1,356,536
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc. (a)(b)	887	4,355
Alto Ingredients, Inc. (a)(b)	2,159	8,010
American Resources Corp. (a)(b)	1,538	2,230
Amplify Energy Corp. (a)(b)	1,138	7,443
Antero Resources Corp. (a)	8,415	257,920
APA Corp.	10,703	373,535
Arch Resources, Inc.	458	65,535
Archaea Energy, Inc. (a)	1,197	18,589
Berry Corp.	2,007	15,293
Brigham Minerals, Inc. Class A	1,402	34,531
California Resources Corp.	2,368	91,168
Callon Petroleum Co. (a)	1,391	54,527
Centennial Resource Development, Inc. Class A (a)	5,411	32,358
Centrus Energy Corp. Class A (a)(b)	313	7,747
Chesapeake Energy Corp. (b)	3,067	248,734
Civitas Resources, Inc.	2,134	111,587
Clean Energy Fuels Corp. (a)(b)	5,138	23,018
CNX Resources Corp. (a)(b)	5,951	97,953
Comstock Resources, Inc. (a)	2,742	33,123
CONSOL Energy, Inc. (a)	926	45,726
Continental Resources, Inc.	1,736	113,448
Crescent Energy, Inc. Class A (b)	805	10,046
CVR Energy, Inc.	850	28,475
Delek U.S. Holdings, Inc.	2,178	56,280
Denbury, Inc. (a)	1,478	88,665
DT Midstream, Inc.	2,837	139,070
Earthstone Energy, Inc. (a)(b)	858	11,712
EQT Corp.	8,864	304,922
Equitrans Midstream Corp.	11,978	76,180
Gevo, Inc. (a)(b)	5,970	14,030
Green Plains, Inc. (a)(b)	1,550	42,114
Gulfport Energy Corp. (a)(b)	337	26,795
HF Sinclair Corp.	4,405	198,930
International Seaways, Inc.	1,250	26,500
Kosmos Energy Ltd. (a)	13,321	82,457
Laredo Petroleum, Inc. (a)	434	29,920
Magnolia Oil & Gas Corp. Class A	4,381	91,957
Matador Resources Co.	3,252	151,511
Murphy Oil Corp.	4,272	128,972
National Energy Services Reunited Corp. (a)	1,176	7,973
New Fortress Energy, Inc.	1,221	48,315
Nextdecade Corp. (a)(b)	779	3,459
Northern Oil & Gas, Inc.	1,934	48,853
Oasis Petroleum, Inc.	547	66,543
Par Pacific Holdings, Inc. (a)	1,285	20,033
PBF Energy, Inc. Class A (a)	2,837	82,330
PDC Energy, Inc.	2,870	176,821
Peabody Energy Corp. (a)(b)	2,787	59,447
Range Resources Corp. (a)	7,361	182,185
Ranger Oil Corp. (a)	632	20,774
Rex American Resources Corp. (a)	158	13,398
Ring Energy, Inc. (a)(b)	2,370	6,304
SandRidge Energy, Inc. (a)	921	14,432
SilverBow Resources, Inc. (a)	289	8,196
Sitio Royalties Corp. (b)	298	6,908
SM Energy Co.	3,581	122,434
Southwestern Energy Co. (a)	32,841	205,256
Talos Energy, Inc. (a)	1,221	18,889
Teekay Corp. (a)	1,822	5,247
Teekay Tankers Ltd. (a)	697	12,288
Tellurian, Inc. (a)(b)	11,582	34,514
Texas Pacific Land Corp.	183	272,308
Uranium Energy Corp. (a)(b)	7,990	24,609
VAALCO Energy, Inc. (b)	1,658	11,507
Vertex Energy, Inc. (a)(b)	1,371	14,423
W&T Offshore, Inc. (a)	2,704	11,681
Whiting Petroleum Corp.	1,153	78,439
World Fuel Services Corp.	1,855	37,953
		4,770,885

TOTAL ENERGY		6,127,421

FINANCIALS - 16.3%
Banks - 6.3%
1st Source Corp.	478	21,701
Allegiance Bancshares, Inc.	554	20,919
Amerant Bancorp, Inc. Class A	751	21,118
Ameris Bancorp	1,967	79,034
Associated Banc-Corp.	4,381	79,997
Atlantic Union Bankshares Corp.	2,240	75,981
Banc of California, Inc.	1,577	27,787
BancFirst Corp. (b)	553	52,928
Bancorp, Inc., Delaware (a)	1,726	33,692
Bank of Hawaii Corp.	1,195	88,908
Bank of Marin Bancorp	482	15,318
Bank OZK	3,566	133,832
BankUnited, Inc.	2,531	90,028
Banner Corp.	993	55,817
Berkshire Hills Bancorp, Inc.	1,412	34,975
BOK Financial Corp.	894	67,569
Brookline Bancorp, Inc., Delaware	2,242	29,841
Byline Bancorp, Inc.	693	16,493
Cadence Bank	5,564	130,643
Camden National Corp.	413	18,193
Cathay General Bancorp	2,231	87,344
CBTX, Inc.	546	14,518
Central Pacific Financial Corp.	782	16,774
City Holding Co.	432	34,508
Coastal Financial Corp. of Washington (a)	306	11,665
Columbia Banking Systems, Inc.	2,314	66,296
Comerica, Inc.	3,854	282,807
Commerce Bancshares, Inc.	3,252	213,494
Community Bank System, Inc.	1,588	100,489
Community Trust Bancorp, Inc.	405	16,378
ConnectOne Bancorp, Inc.	1,044	25,526
CrossFirst Bankshares, Inc. (a)	1,279	16,883
Cullen/Frost Bankers, Inc.	1,679	195,520
Customers Bancorp, Inc. (a)	909	30,815
CVB Financial Corp.	4,001	99,265
Dime Community Bancshares, Inc.	972	28,820
Eagle Bancorp, Inc.	925	43,854
East West Bancorp, Inc.	4,187	271,318
Eastern Bankshares, Inc.	4,950	91,377
Enterprise Financial Services Corp.	1,113	46,190
Equity Bancshares, Inc.	466	13,589
Farmers National Banc Corp.	908	13,620
FB Financial Corp.	1,061	41,612
Financial Institutions, Inc.	467	12,151
First Bancorp, North Carolina	1,008	35,179
First Bancorp, Puerto Rico	6,051	78,118
First Bancshares, Inc.	595	17,017
First Busey Corp.	1,467	33,521
First Citizens Bancshares, Inc.	393	256,936
First Commonwealth Financial Corp.	2,753	36,945
First Financial Bancorp, Ohio	2,810	54,514
First Financial Bankshares, Inc.	3,790	148,833
First Financial Corp., Indiana	308	13,706
First Foundation, Inc.	1,492	30,556
First Hawaiian, Inc.	3,717	84,413
First Horizon National Corp.	15,786	345,082
First Internet Bancorp	274	10,089
First Interstate Bancsystem, Inc.	2,419	92,188
First Merchants Corp.	1,565	55,745
Flushing Financial Corp.	841	17,880
FNB Corp., Pennsylvania	10,007	108,676
Fulton Financial Corp.	4,758	68,753
German American Bancorp, Inc.	743	25,396
Glacier Bancorp, Inc.	3,205	151,981
Great Southern Bancorp, Inc.	285	16,690
Hancock Whitney Corp.	2,563	113,618
Hanmi Financial Corp.	904	20,286
HarborOne Bancorp, Inc.	1,411	19,458
Heartland Financial U.S.A., Inc.	1,166	48,436
Heritage Commerce Corp.	1,853	19,809
Heritage Financial Corp., Washington	1,012	25,462
Hilltop Holdings, Inc.	1,763	47,002
Home Bancshares, Inc. (b)	4,449	92,406
HomeStreet, Inc.	598	20,733
HomeTrust Bancshares, Inc.	479	11,975
Hope Bancorp, Inc.	3,573	49,450
Horizon Bancorp, Inc. Indiana	1,162	20,242
Independent Bank Corp.	1,398	111,043
Independent Bank Corp.	585	11,279
Independent Bank Group, Inc.	1,094	74,294
International Bancshares Corp.	1,542	61,803
Lakeland Bancorp, Inc.	1,846	26,989
Lakeland Financial Corp.	757	50,280
Live Oak Bancshares, Inc.	966	32,738
Mercantile Bank Corp.	429	13,707
Meta Financial Group, Inc.	878	33,952
Metropolitan Bank Holding Corp. (a)	304	21,104
Midland States Bancorp, Inc.	578	13,895
National Bank Holdings Corp.	877	33,563
NBT Bancorp, Inc.	1,260	47,363
Nicolet Bankshares, Inc. (a)	361	26,115
Northwest Bancshares, Inc.	3,695	47,296
OceanFirst Financial Corp.	1,738	33,248
OFG Bancorp	1,446	36,728
Old National Bancorp, Indiana	8,733	129,161
Old Second Bancorp, Inc.	1,200	16,056
Origin Bancorp, Inc.	666	25,841
Pacific Premier Bancorp, Inc.	2,795	81,726
PacWest Bancorp	3,533	94,190
Park National Corp.	422	51,168
Peapack-Gladstone Financial Corp.	507	15,058
Peoples Bancorp, Inc.	682	18,141
Pinnacle Financial Partners, Inc.	2,247	162,481
Popular, Inc.	2,356	181,247
Preferred Bank, Los Angeles	405	27,548
Premier Financial Corp.	1,082	27,429
Prosperity Bancshares, Inc.	2,712	185,148
QCR Holdings, Inc.	437	23,594
Renasant Corp.	1,627	46,874
Republic First Bancorp, Inc. (a)(b)	1,485	5,658
S&T Bancorp, Inc.	1,153	31,627
Sandy Spring Bancorp, Inc.	1,322	51,651
Seacoast Banking Corp., Florida	1,753	57,919
ServisFirst Bancshares, Inc.	1,440	113,645
Silvergate Capital Corp. (a)	898	48,070
Simmons First National Corp. Class A	3,321	70,604
Southside Bancshares, Inc.	936	35,025
Southstate Corp.	2,264	174,668
Stock Yards Bancorp, Inc.	714	42,711
Synovus Financial Corp.	4,281	154,330
Texas Capital Bancshares, Inc. (a)	1,499	78,907
Tompkins Financial Corp.	337	24,298
TowneBank	1,913	51,938
Trico Bancshares	797	36,375
Triumph Bancorp, Inc. (a)	711	44,480
Trustmark Corp.	1,808	52,776
UMB Financial Corp.	1,277	109,950
Umpqua Holdings Corp.	6,419	107,647
United Bankshares, Inc., West Virginia (b)	4,035	141,507
United Community Bank, Inc.	3,131	94,525
Univest Corp. of Pennsylvania	897	22,820
Valley National Bancorp	12,437	129,469
Veritex Holdings, Inc.	1,492	43,656
Washington Federal, Inc.	1,943	58,329
Washington Trust Bancorp, Inc.	523	25,298
Webster Financial Corp.	5,307	223,690
WesBanco, Inc.	1,842	58,410
Westamerica Bancorp.	788	43,860
Western Alliance Bancorp.	3,148	222,249
Wintrust Financial Corp.	1,682	134,812
Zions Bancorp NA	4,473	227,676
		9,520,321
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,199	139,803
Ares Management Corp.	4,940	280,888
Artisan Partners Asset Management, Inc.	1,976	70,286
Assetmark Financial Holdings, Inc. (a)	537	10,079
B. Riley Financial, Inc. (b)	463	19,562
Bakkt Holdings, Inc. Class A (a)(b)	1,035	2,174
BGC Partners, Inc. Class A	9,444	31,826
Blucora, Inc. (a)	1,414	26,102
Blue Owl Capital, Inc. Class A (b)	9,820	98,495
Bridge Investment Group Holdings, Inc.	716	10,411
BrightSphere Investment Group, Inc.	1,020	18,370
Carlyle Group LP	4,102	129,869
Cboe Global Markets, Inc.	3,142	355,643
Cohen & Steers, Inc.	754	47,947
Coinbase Global, Inc. (a)(b)	873	41,048
Cowen Group, Inc. Class A (b)	779	18,455
Diamond Hill Investment Group, Inc.	95	16,496
Donnelley Financial Solutions, Inc. (a)	866	25,365
Evercore, Inc. Class A	1,161	108,681
Federated Hermes, Inc.	2,835	90,125
Focus Financial Partners, Inc. Class A (a)	1,644	55,995
Franklin Resources, Inc. (b)	8,279	192,983
Galaxy Digital Holdings Ltd. (a)	3,009	11,291
GCM Grosvenor, Inc. Class A	1,018	6,973
GQG Partners, Inc. unit	19,201	19,350
Greenhill & Co., Inc.	363	3,347
Hamilton Lane, Inc. Class A	1,042	70,002
Houlihan Lokey	1,483	117,053
Interactive Brokers Group, Inc.	2,585	142,201
Invesco Ltd.	10,057	162,219
Janus Henderson Group PLC	4,958	116,563
Jefferies Financial Group, Inc.	5,698	157,379
Lazard Ltd. Class A	3,354	108,703
LPL Financial	2,363	435,926
MarketWise, Inc. Class A (a)(b)	774	2,786
Moelis & Co. Class A	1,807	71,105
Morningstar, Inc.	699	169,039
Open Lending Corp.(a)	3,075	31,457
Oppenheimer Holdings, Inc. Class A (non-vtg.)	266	8,789
P10, Inc.	692	7,695
Perella Weinberg Partners Class A	1,146	6,681
Piper Jaffray Companies	426	48,291
PJT Partners, Inc.	714	50,180
Sculptor Capital Management, Inc. Class A	564	4,709
SEI Investments Co.	3,120	168,542
StepStone Group, Inc. Class A	1,483	38,602
Stifel Financial Corp.	3,084	172,766
StoneX Group, Inc. (a)	518	40,440
Tradeweb Markets, Inc. Class A	3,100	211,575
Victory Capital Holdings, Inc.	689	16,605
Virtu Financial, Inc. Class A	2,425	56,769
Virtus Investment Partners, Inc.	207	35,401
WisdomTree Investments, Inc. (b)	3,362	17,045
		4,300,087
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	166	5,838
Credit Acceptance Corp. (a)(b)	237	112,198
CURO Group Holdings Corp. (b)	554	3,064
Encore Capital Group, Inc. (a)(b)	716	41,363
Enova International, Inc. (a)	996	28,705
EZCORP, Inc. (non-vtg.) Class A (a)	1,638	12,301
FirstCash Holdings, Inc.	1,195	83,064
Green Dot Corp. Class A (a)	1,605	40,302
Katapult Holdings, Inc. (a)(b)	1,787	1,912
LendingClub Corp. (a)	3,061	35,783
LendingTree, Inc. (a)	340	14,899
Medallion Financial Corp.	629	4,026
MoneyLion, Inc. (a)(b)	2,841	3,750
Navient Corp.	4,504	63,011
Nelnet, Inc. Class A	592	50,468
NerdWallet, Inc. (b)	238	1,887
OneMain Holdings, Inc.	3,187	119,130
Oportun Financial Corp. (a)	572	4,730
PRA Group, Inc. (a)	1,254	45,595
PROG Holdings, Inc. (a)	1,644	27,126
Regional Management Corp.	271	10,127
SLM Corp.	8,258	131,633
SoFi Technologies, Inc. (a)(b)	19,052	100,404
Sunlight Financial Holdings, Inc. Class A (a)(b)	1,117	3,295
Upstart Holdings, Inc. (a)(b)	1,454	45,975
World Acceptance Corp. (a)(b)	119	13,357
		1,003,943
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	518	16,706
Acacia Research Corp. (a)	1,483	7,474
Cannae Holdings, Inc. (a)	2,434	47,074
Equitable Holdings, Inc.	11,101	289,403
Jackson Financial, Inc.	2,748	73,509
Voya Financial, Inc. (b)	3,185	189,603
		623,769
Insurance - 4.2%
Alleghany Corp. (a)	404	336,572
AMBAC Financial Group, Inc. (a)	1,293	14,676
American Equity Investment Life Holding Co.	2,407	88,024
American Financial Group, Inc.	1,948	270,402
Amerisafe, Inc.	579	30,114
Argo Group International Holdings, Ltd.	1,051	38,740
Assurant, Inc.	1,679	290,215
Assured Guaranty Ltd.	2,060	114,927
Axis Capital Holdings Ltd.	2,277	129,994
Brighthouse Financial, Inc. (a)	2,298	94,264
Brown & Brown, Inc.	6,910	403,129
BRP Group, Inc. (a)	1,554	37,529
CNO Financial Group, Inc.	3,540	64,039
eHealth, Inc. (a)	683	6,372
Employers Holdings, Inc.	817	34,224
Enstar Group Ltd. (a)	362	77,461
Erie Indemnity Co. Class A	739	142,028
Everest Re Group Ltd.	1,160	325,125
First American Financial Corp.	3,241	171,514
Genworth Financial, Inc. Class A (a)	14,640	51,679
Globe Life, Inc.	2,736	266,678
GoHealth, Inc. (a)	1,972	1,179
Goosehead Insurance	574	26,215
Hanover Insurance Group, Inc.	1,048	153,270
HCI Group, Inc. (b)	227	15,382
Hippo Holdings, Inc. (a)(b)	11,090	9,744
Horace Mann Educators Corp.	1,202	46,133
James River Group Holdings Ltd.	1,093	27,085
Kemper Corp.	1,766	84,591
Kinsale Capital Group, Inc.	634	145,592
Lemonade, Inc. (a)(b)	1,096	20,013
Lincoln National Corp.	4,902	229,267
Loews Corp.	5,740	340,152
MBIA, Inc. (a)(b)	1,422	17,562
Mercury General Corp.	774	34,288
MetroMile, Inc. (a)	2,299	2,109
National Western Life Group, Inc.	65	13,176
Old Republic International Corp.	8,410	188,048
Oscar Health, Inc. (a)(b)	1,157	4,917
Palomar Holdings, Inc. (a)	711	45,788
Primerica, Inc.	1,166	139,559
ProAssurance Corp.	1,568	37,052
Reinsurance Group of America, Inc.	1,980	232,234
RenaissanceRe Holdings Ltd.	1,298	202,968
RLI Corp.	1,180	137,576
Root, Inc. (a)(b)	3,104	3,694
Ryan Specialty Group Holdings, Inc. (b)	1,732	67,877
Safety Insurance Group, Inc.	415	40,297
Selective Insurance Group, Inc.	1,776	154,405
Selectquote, Inc. (a)(b)	3,569	8,851
Siriuspoint Ltd. (a)	2,448	13,268
Stewart Information Services Corp.	783	38,954
Tiptree, Inc.	656	6,967
Trean Insurance Group, Inc. (a)	595	3,707
Trupanion, Inc. (a)(b)	1,014	61,104
United Fire Group, Inc.	635	21,736
Universal Insurance Holdings, Inc.	787	10,255
Unum Group	6,026	205,005
W.R. Berkley Corp.	6,169	421,096
White Mountains Insurance Group Ltd.	88	109,659
		6,308,481
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc. (b)	758	5,117
AGNC Investment Corp.	15,473	171,286
Annaly Capital Management, Inc.	43,081	254,609
Apollo Commercial Real Estate Finance, Inc.	3,878	40,486
Arbor Realty Trust, Inc.	4,515	59,192
Ares Commercial Real Estate Corp.	1,361	16,645
Armour Residential REIT, Inc. (b)	2,692	18,952
Blackstone Mortgage Trust, Inc.	4,996	138,239
BrightSpire Capital, Inc.	2,618	19,766
Broadmark Realty Capital, Inc.	4,170	27,981
Cherry Hill Mortgage Investment Corp. (b)	447	2,861
Chimera Investment Corp.	7,020	61,916
Dynex Capital, Inc.	1,128	17,958
Ellington Financial LLC (b)	1,694	24,851
Ellington Residential Mortgage REIT (b)	436	3,257
Franklin BSP Realty Trust, Inc. (b)	1,323	17,834
Granite Point Mortgage Trust, Inc.	1,565	14,977
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,511	95,066
Invesco Mortgage Capital, Inc. (b)	900	13,212
KKR Real Estate Finance Trust, Inc. (b)	1,339	23,366
Ladder Capital Corp. Class A	3,352	35,330
MFA Financial, Inc.	2,956	31,777
New Residential Investment Corp.	13,824	128,840
New York Mortgage Trust, Inc.	11,397	31,456
Orchid Island Capital, Inc. (b)	5,375	15,319
PennyMac Mortgage Investment Trust	2,852	39,443
Ready Capital Corp.	2,065	24,615
Redwood Trust, Inc.	3,391	26,145
Sachem Capital Corp.	995	4,060
Starwood Property Trust, Inc.	9,040	188,846
TPG RE Finance Trust, Inc.	1,643	14,803
Two Harbors Investment Corp.	10,296	51,274
		1,619,479
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	1,603	57,468
Blue Foundry Bancorp	774	9,280
Capitol Federal Financial, Inc.	3,730	34,241
Columbia Financial, Inc. (a)	1,194	26,041
Essent Group Ltd.	3,280	127,592
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	267	26,073
Flagstar Bancorp, Inc.	1,591	56,401
Hingham Institution for Savings	46	13,053
Kearny Financial Corp.	2,134	23,709
Merchants Bancorp	723	16,390
MGIC Investment Corp.	9,493	119,612
Mr. Cooper Group, Inc. (a)	2,197	80,718
New York Community Bancorp, Inc. (b)	13,753	125,565
NMI Holdings, Inc. (a)	2,592	43,157
Northfield Bancorp, Inc.	1,226	15,975
Ocwen Financial Corp. (a)	238	6,521
PennyMac Financial Services, Inc.	883	38,596
Provident Financial Services, Inc.	2,260	50,308
Radian Group, Inc.	5,316	104,459
Rocket Companies, Inc. (b)	3,923	28,873
Southern Missouri Bancorp, Inc.	231	10,455
TFS Financial Corp.	1,336	18,343
Trustco Bank Corp., New York	535	16,499
UWM Holdings Corp. Class A (b)	2,623	9,285
Walker & Dunlop, Inc.	877	84,490
Waterstone Financial, Inc.	637	10,861
WSFS Financial Corp.	1,926	77,213
		1,231,178

TOTAL FINANCIALS		24,607,258

HEALTH CARE - 12.3%
Biotechnology - 4.3%
2seventy bio, Inc. (a)(b)	689	9,095
4D Molecular Therapeutics, Inc. (a)	696	4,858
ACADIA Pharmaceuticals, Inc. (a)	3,476	48,977
Adagio Therapeutics, Inc.	544	1,784
Adicet Bio, Inc. (a)	541	7,899
ADMA Biologics, Inc. (a)	4,995	9,890
Adverum Biotechnologies, Inc. (a)	1,643	1,972
Aeglea BioTherapeutics, Inc. (a)(b)	1,109	560
Agenus, Inc. (a)(b)	6,710	13,017
Agios Pharmaceuticals, Inc. (a)	1,586	35,162
Akebia Therapeutics, Inc. (a)	4,962	1,752
Akero Therapeutics, Inc. (a)	641	6,057
Alaunos Therapeutics, Inc. (a)(b)	6,667	8,267
Albireo Pharma, Inc. (a)(b)	569	11,300
Aldeyra Therapeutics, Inc. (a)	1,611	6,428
Alector, Inc. (a)	1,690	17,170
Alkermes PLC (a)	4,779	142,366
Allakos, Inc. (a)	1,005	3,146
Allogene Therapeutics, Inc. (a)(b)	2,145	24,453
Allovir, Inc. (a)	838	3,268
Altimmune, Inc. (a)	964	11,279
ALX Oncology Holdings, Inc. (a)	601	4,862
Amicus Therapeutics, Inc. (a)	7,486	80,400
AnaptysBio, Inc. (a)(b)	543	11,023
Anavex Life Sciences Corp. (a)(b)	2,257	22,593
Anika Therapeutics, Inc. (a)	399	8,906
Apellis Pharmaceuticals, Inc. (a)	2,628	118,838
Applied Molecular Transport, Inc. (a)(b)	452	1,315
AquaBounty Technologies, Inc. (a)	1,435	2,454
Arbutus Biopharma Corp. (a)	2,630	7,127
Arcturus Therapeutics Holdings, Inc. (a)(b)	650	10,231
Arcus Biosciences, Inc. (a)	1,336	33,854
Arcutis Biotherapeutics, Inc. (a)	807	17,197
Ardelyx, Inc. (a)	2,000	1,180
Arrowhead Pharmaceuticals, Inc. (a)	3,118	109,785
Assembly Biosciences, Inc. (a)	1,110	2,331
Atara Biotherapeutics, Inc. (a)	2,633	20,511
Athersys, Inc. (a)	5,280	1,373
Atossa Therapeutics, Inc. (a)(b)	4,119	4,490
Atreca, Inc. (a)(b)	770	1,378
Aura Biosciences, Inc. (b)	170	2,409
AVEO Pharmaceuticals, Inc. (a)(b)	935	6,134
Avid Bioservices, Inc. (a)	1,806	27,560
Avidity Biosciences, Inc. (a)	1,280	18,598
Avita Medical, Inc. (a)	694	3,297
Beam Therapeutics, Inc. (a)(b)	1,343	51,988
BioAtla, Inc. (a)(b)	477	1,359
BioCryst Pharmaceuticals, Inc. (a)	5,264	55,693
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,810	263,735
BioXcel Therapeutics, Inc. (a)(b)	555	7,326
bluebird bio, Inc. (a)(b)	2,046	8,470
Blueprint Medicines Corp. (a)	1,742	87,988
BridgeBio Pharma, Inc. (a)(b)	3,150	28,602
C4 Therapeutics, Inc. (a)(b)	1,059	7,985
Cardiff Oncology, Inc. (a)(b)	1,360	2,992
CareDx, Inc. (a)	1,583	34,003
Caribou Biosciences, Inc.	577	3,133
Catalyst Pharmaceutical Partners, Inc. (a)	2,899	20,322
Cel-Sci Corp. (a)(b)	1,203	5,414
Celldex Therapeutics, Inc. (a)	1,359	36,639
Century Therapeutics, Inc.	294	2,470
Cerevel Therapeutics Holdings (a)	1,652	43,679
Checkpoint Therapeutics, Inc. (a)(b)	2,108	2,171
ChemoCentryx, Inc. (a)	1,494	37,021
Chimerix, Inc. (a)	1,984	4,127
Chinook Therapeutics, Inc. (a)	1,398	24,451
Clovis Oncology, Inc. (a)(b)	3,927	7,069
Cogent Biosciences, Inc. (a)	995	8,975
Coherus BioSciences, Inc. (a)(b)	1,970	14,263
Concert Pharmaceuticals, Inc. (a)	912	3,840
Cortexyme, Inc. (a)(b)	485	1,077
Crinetics Pharmaceuticals, Inc. (a)	1,155	21,541
CRISPR Therapeutics AG (a)(b)	2,088	126,888
CTI BioPharma Corp. (a)(b)	2,419	14,441
Cue Biopharma, Inc. (a)	772	1,922
Cullinan Oncology, Inc. (a)	690	8,846
Curis, Inc. (a)	2,619	2,578
Cytokinetics, Inc. (a)	2,478	97,361
CytomX Therapeutics, Inc. (a)	1,866	3,415
Day One Biopharmaceuticals, Inc. (a)	301	5,388
Deciphera Pharmaceuticals, Inc. (a)	1,277	16,793
Denali Therapeutics, Inc. (a)	2,758	81,168
DermTech, Inc. (a)(b)	749	4,149
Design Therapeutics, Inc. (a)	368	5,152
Dynavax Technologies Corp. (a)(b)	3,279	41,283
Dyne Therapeutics, Inc. (a)(b)	766	5,262
Eagle Pharmaceuticals, Inc. (a)	315	13,995
Editas Medicine, Inc. (a)(b)	2,003	23,695
Eiger Biopharmaceuticals, Inc. (a)	982	6,187
Emergent BioSolutions, Inc. (a)	1,434	44,511
Enanta Pharmaceuticals, Inc. (a)	526	24,864
Entrada Therapeutics, Inc. (b)	290	3,532
Epizyme, Inc. (a)(b)	5,396	7,932
Erasca, Inc.	555	3,091
Evelo Biosciences, Inc. (a)	857	1,808
Exelixis, Inc. (a)	9,345	194,563
Fate Therapeutics, Inc. (a)(b)	2,404	59,571
FibroGen, Inc. (a)	2,499	26,389
Foghorn Therapeutics, Inc. (a)	599	8,146
Forma Therapeutics Holdings, Inc. (a)	892	6,146
G1 Therapeutics, Inc. (a)(b)	1,130	5,582
Generation Bio Co. (a)(b)	1,258	8,252
Genprex, Inc. (a)(b)	1,335	1,856
Geron Corp. (a)(b)	9,020	13,981
Global Blood Therapeutics, Inc. (a)	1,757	56,136
Gossamer Bio, Inc. (a)(b)	1,438	12,036
Greenwich Lifesciences, Inc. (a)	132	1,118
Gritstone Bio, Inc. (a)	1,710	4,138
Halozyme Therapeutics, Inc. (a)	4,158	182,952
Harpoon Therapeutics, Inc. (a)	639	1,220
Heron Therapeutics, Inc. (a)(b)	2,935	8,189
Homology Medicines, Inc. (a)	1,147	2,260
Humacyte, Inc. Class A (a)(b)	1,792	5,752
Humanigen, Inc. (a)	1,523	2,696
iBio, Inc. (a)(b)	6,945	1,833
Icosavax, Inc. (a)(b)	358	2,051
Ideaya Biosciences, Inc. (a)(b)	940	12,972
IGM Biosciences, Inc. (a)(b)	211	3,804
Imago BioSciences, Inc.	247	3,307
Immunic, Inc. (a)	574	1,992
ImmunityBio, Inc. (a)(b)	1,882	7,001
ImmunoGen, Inc. (a)	5,949	26,771
Immunovant, Inc. (a)	1,305	5,090
Infinity Pharmaceuticals, Inc. (a)	2,983	1,886
Inhibrx, Inc. (a)(b)	586	6,651
Inmune Bio, Inc. (a)(b)	383	3,386
Inovio Pharmaceuticals, Inc. (a)(b)	6,192	10,712
Insmed, Inc. (a)	3,513	69,276
Intellia Therapeutics, Inc. (a)	2,048	106,004
Intercept Pharmaceuticals, Inc. (a)(b)	693	9,570
Ionis Pharmaceuticals, Inc. (a)	4,166	154,225
Iovance Biotherapeutics, Inc. (a)(b)	4,070	44,933
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	4,908	56,589
iTeos Therapeutics, Inc. (a)	574	11,824
Iveric Bio, Inc. (a)	3,213	30,909
Janux Therapeutics, Inc.	342	4,176
Jounce Therapeutics, Inc. (a)	1,031	3,124
Kalvista Pharmaceuticals, Inc. (a)	652	6,416
Karuna Therapeutics, Inc. (a)	653	82,611
Karyopharm Therapeutics, Inc. (a)(b)	1,995	8,997
Keros Therapeutics, Inc. (a)	375	10,361
Kezar Life Sciences, Inc. (a)(b)	1,187	9,816
Kiniksa Pharmaceuticals Ltd. (a)	862	8,353
Kinnate Biopharma, Inc. (a)	498	6,280
Kodiak Sciences, Inc. (a)	974	7,441
Kronos Bio, Inc. (a)	1,170	4,259
Krystal Biotech, Inc. (a)	597	39,199
Kura Oncology, Inc. (a)	1,946	35,670
Kymera Therapeutics, Inc. (a)(b)	1,047	20,615
Lexicon Pharmaceuticals, Inc. (a)	2,160	4,018
Ligand Pharmaceuticals, Inc. Class B (a)	489	43,629
Lineage Cell Therapeutics, Inc. (a)	3,625	5,728
Macrogenics, Inc. (a)	1,527	4,505
Madrigal Pharmaceuticals, Inc. (a)	360	25,769
MannKind Corp. (a)(b)	7,336	27,950
Mersana Therapeutics, Inc. (a)	1,985	9,171
MiMedx Group, Inc. (a)	2,485	8,623
Mirati Therapeutics, Inc. (a)	1,471	98,748
Mirum Pharmaceuticals, Inc. (a)(b)	460	8,952
Monte Rosa Therapeutics, Inc. (b)	344	3,326
Morphic Holding, Inc. (a)	780	16,926
Myovant Sciences Ltd. (a)(b)	1,330	16,532
Myriad Genetics, Inc. (a)	2,314	42,045
Natera, Inc. (a)	2,572	91,152
Neurocrine Biosciences, Inc. (a)	2,800	272,944
NextCure, Inc. (a)	420	1,974
Nkarta, Inc. (a)(b)	358	4,411
Novavax, Inc. (a)(b)	2,233	114,843
Nurix Therapeutics, Inc. (a)	1,147	14,532
Nuvalent, Inc. Class A (a)(b)	270	3,661
Ocugen, Inc. (a)(b)	5,932	13,466
Olema Pharmaceuticals, Inc. (a)	839	3,415
Organogenesis Holdings, Inc. Class A (a)	1,908	9,311
ORIC Pharmaceuticals, Inc. (a)	907	4,063
Outlook Therapeutics, Inc. (a)(b)	3,456	3,525
Oyster Point Pharma, Inc. (a)	374	1,619
Palatin Technologies, Inc. (a)(b)	5,190	1,456
Passage Bio, Inc. (a)	1,095	2,584
PDL BioPharma, Inc. (a)(c)	2,200	3,234
PDS Biotechnology Corp. (a)(b)	802	2,927
Pieris Pharmaceuticals, Inc. (a)	1,999	3,738
PMV Pharmaceuticals, Inc. (a)(b)	778	11,087
Point Biopharma Global, Inc. (a)(b)	2,164	14,737
Praxis Precision Medicines, Inc. (a)	1,003	2,457
Precigen, Inc. (a)(b)	2,696	3,613
Precision BioSciences, Inc. (a)	1,520	2,432
Prelude Therapeutics, Inc. (a)	341	1,780
Prometheus Biosciences, Inc. (a)	314	8,864
Protagonist Therapeutics, Inc. (a)	1,314	10,394
Prothena Corp. PLC (a)	1,042	28,290
PTC Therapeutics, Inc. (a)	2,087	83,605
Puma Biotechnology, Inc. (a)	1,133	3,229
Radius Health, Inc. (a)	1,432	14,850
RAPT Therapeutics, Inc. (a)	560	10,220
Recursion Pharmaceuticals, Inc. (a)(b)	785	6,390
REGENXBIO, Inc. (a)	1,104	27,269
Relay Therapeutics, Inc. (a)(b)	2,291	38,374
Repligen Corp. (a)	1,519	246,686
Replimune Group, Inc. (a)	844	14,753
Revolution Medicines, Inc. (a)(b)	1,818	35,433
Rhythm Pharmaceuticals, Inc. (a)	1,146	4,756
Rigel Pharmaceuticals, Inc. (a)	5,117	5,782
Rocket Pharmaceuticals, Inc. (a)(b)	1,333	18,342
Rubius Therapeutics, Inc. (a)	1,083	921
S.A.B. Biotherapeutics, Inc. (a)(b)	787	1,141
Sage Therapeutics, Inc. (a)	1,514	48,902
Sana Biotechnology, Inc. (a)	2,477	15,927
Sangamo Therapeutics, Inc. (a)	3,417	14,146
Sarepta Therapeutics, Inc. (a)	2,570	192,647
Scholar Rock Holding Corp. (a)	802	4,403
Selecta Biosciences, Inc. (a)	2,901	3,800
Seres Therapeutics, Inc. (a)(b)	1,822	6,249
Sesen Bio, Inc. (a)(b)	4,775	3,870
Shattuck Labs, Inc. (a)	803	3,260
Silverback Therapeutics, Inc. (a)	787	3,337
Solid Biosciences, Inc. (a)(b)	2,087	1,285
Sorrento Therapeutics, Inc. (a)(b)	9,191	18,474
Spectrum Pharmaceuticals, Inc. (a)	4,619	3,603
Spero Therapeutics, Inc. (a)	762	565
Springworks Therapeutics, Inc. (a)(b)	760	18,711
Stoke Therapeutics, Inc. (a)	647	8,547
Surface Oncology, Inc. (a)	1,183	1,940
Sutro Biopharma, Inc. (a)	1,229	6,403
Syndax Pharmaceuticals, Inc. (a)(b)	1,378	26,513
Taysha Gene Therapies, Inc. (a)	657	2,444
TCR2 Therapeutics, Inc. (a)	771	2,236
Tenaya Therapeutics, Inc. (a)(b)	369	2,077
TG Therapeutics, Inc. (a)(b)	3,856	16,388
TONIX Pharmaceuticals Holding (a)(b)	503	795
Travere Therapeutics, Inc. (a)	1,514	36,684
Turning Point Therapeutics, Inc. (a)	1,433	107,833
Twist Bioscience Corp. (a)	1,598	55,866
Tyra Biosciences, Inc. (b)	328	2,345
Ultragenyx Pharmaceutical, Inc. (a)	2,014	120,155
uniQure B.V. (a)	1,028	19,162
United Therapeutics Corp. (a)	1,329	313,166
Vanda Pharmaceuticals, Inc. (a)	1,574	17,157
Vaxart, Inc. (a)(b)	3,791	13,269
Vaxcyte, Inc. (a)	985	21,434
VBI Vaccines, Inc. (a)	6,617	5,350
Veracyte, Inc. (a)(b)	2,065	41,094
Verastem, Inc. (a)	5,488	6,366
Vericel Corp. (a)	1,370	34,497
Verve Therapeutics, Inc.	408	6,234
Viking Therapeutics, Inc. (a)	1,892	5,468
Vir Biotechnology, Inc. (a)	2,205	56,161
Viridian Therapeutics, Inc. (a)(b)	597	6,907
VistaGen Therapeutics, Inc. (a)	5,850	5,148
Voyager Therapeutics, Inc. (a)(b)	774	4,574
Xencor, Inc. (a)	1,714	46,912
Y-mAbs Therapeutics, Inc. (a)(b)	986	14,918
Zentalis Pharmaceuticals, Inc. (a)(b)	1,078	30,292
		6,477,923
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	2,526	4,951
Alphatec Holdings, Inc. (a)	2,014	13,172
Angiodynamics, Inc. (a)	1,173	22,698
Apollo Endosurgery, Inc. (a)	896	3,270
Artivion, Inc. (a)	1,189	22,448
Asensus Surgical, Inc. (a)	7,206	2,869
Atricure, Inc. (a)	1,359	55,529
Atrion Corp.	40	25,154
Avanos Medical, Inc. (a)	1,395	38,139
AxoGen, Inc. (a)	1,226	10,041
Axonics Modulation Technologies, Inc. (a)	1,373	77,808
Beyond Air, Inc. (a)(b)	742	4,964
BioLife Solutions, Inc. (a)	881	12,167
Bioventus, Inc. (a)(b)	584	3,983
Butterfly Network, Inc. Class A (a)(b)	3,967	12,179
Cardiovascular Systems, Inc. (a)	1,187	17,045
Cerus Corp. (a)	5,262	27,836
ClearPoint Neuro, Inc. (a)	517	6,747
Co.-Diagnostics, Inc. (a)(b)	745	4,179
CONMED Corp.	864	82,737
CryoPort, Inc. (a)	1,458	45,169
Cutera, Inc. (a)	487	18,263
DarioHealth Corp. (a)(b)	494	3,033
Dentsply Sirona, Inc.	6,437	229,994
Eargo, Inc. (a)(b)	558	420
Enovis Corp. (a)	1,325	72,875
Envista Holdings Corp. (a)	4,753	183,181
Figs, Inc. Class A (a)(b)	1,032	9,402
Glaukos Corp. (a)	1,373	62,362
Globus Medical, Inc. (a)	2,328	130,694
Haemonetics Corp. (a)	1,510	98,422
Heska Corp. (a)	311	29,393
ICU Medical, Inc. (a)	591	97,154
Inari Medical, Inc. (a)(b)	958	65,134
Inogen, Inc. (a)	610	14,750
Integer Holdings Corp. (a)	975	68,894
Integra LifeSciences Holdings Corp. (a)	2,146	115,948
IRadimed Corp.	197	6,686
iRhythm Technologies, Inc. (a)	870	93,986
Lantheus Holdings, Inc. (a)	2,009	132,654
LeMaitre Vascular, Inc. (b)	588	26,783
LivaNova PLC (a)	1,572	98,203
Masimo Corp. (a)	1,500	196,005
Meridian Bioscience, Inc. (a)	1,281	38,968
Merit Medical Systems, Inc. (a)	1,496	81,188
Mesa Laboratories, Inc. (b)	152	30,999
Natus Medical, Inc. (a)	1,009	33,065
Neogen Corp. (a)	3,178	76,558
Nevro Corp. (a)	1,034	45,320
Novocure Ltd. (a)(b)	2,632	182,924
NuVasive, Inc. (a)	1,527	75,067
Omnicell, Inc. (a)	1,298	147,648
OraSure Technologies, Inc. (a)	2,030	5,501
Orthofix International NV (a)	603	14,195
OrthoPediatrics Corp. (a)	405	17,476
Outset Medical, Inc. (a)	1,198	17,802
Owlet, Inc. (a)(b)	2,103	3,575
Penumbra, Inc. (a)	1,036	129,003
PROCEPT BioRobotics Corp. (b)	209	6,832
Pulmonx Corp. (a)(b)	1,046	15,397
QuidelOrtho Corp. (a)	1,117	108,550
Quotient Ltd. (a)	2,604	625
Seaspine Holdings Corp. (a)	935	5,283
Semler Scientific, Inc. (a)	149	4,199
Senseonics Holdings, Inc. (a)(b)	12,157	12,522
Shockwave Medical, Inc. (a)(b)	1,041	199,008
SI-BONE, Inc. (a)	826	10,903
Sientra, Inc. (a)(b)	1,579	1,323
Sight Sciences, Inc.	297	2,670
Silk Road Medical, Inc. (a)(b)	1,019	37,081
SmileDirectClub, Inc. (a)(b)	3,226	3,355
Staar Surgical Co. (a)	1,410	100,011
Stereotaxis, Inc. (a)	1,399	2,574
SurModics, Inc. (a)	392	14,594
Tactile Systems Technology, Inc. (a)	609	4,446
Tandem Diabetes Care, Inc. (a)	1,874	110,922
TransMedics Group, Inc. (a)	831	26,135
Treace Medical Concepts, Inc. (a)	349	5,005
UFP Technologies, Inc. (a)	200	15,914
Utah Medical Products, Inc.	101	8,676
Vapotherm, Inc. (a)	693	1,753
Varex Imaging Corp. (a)(b)	1,199	25,647
Vicarious Surgical, Inc. (a)(b)	1,071	3,149
ViewRay, Inc. (a)	4,815	12,760
Zimvie, Inc. (a)(b)	616	9,862
Zomedica Corp. (a)(b)	29,244	6,437
Zynex, Inc. (b)	654	5,219
		3,907,462
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	4,930	38,651
23andMe Holding Co. Class A (a)(b)	6,292	15,604
Acadia Healthcare Co., Inc. (a)	2,652	179,355
Accolade, Inc. (a)	1,734	12,832
AdaptHealth Corp. (a)	2,835	51,143
Addus HomeCare Corp. (a)	466	38,808
Agiliti, Inc. (a)(b)	807	16,552
Amedisys, Inc. (a)	964	101,336
AMN Healthcare Services, Inc. (a)	1,396	153,155
Apollo Medical Holdings, Inc. (a)(b)	1,139	43,954
ATI Physical Therapy, Inc. (a)(b)	1,505	2,122
Aveanna Healthcare Holdings, Inc. (a)(b)	1,178	2,662
Brookdale Senior Living, Inc. (a)	5,563	25,256
Cano Health, Inc. (a)	5,360	23,477
CareMax, Inc. Class A (a)	1,981	7,191
Castle Biosciences, Inc. (a)	674	14,794
Chemed Corp.	454	213,103
Clover Health Investments Corp. (a)(b)	8,055	17,238
Community Health Systems, Inc. (a)	3,611	13,541
Corvel Corp. (a)	274	40,352
Covetrus, Inc. (a)	2,994	62,126
Cross Country Healthcare, Inc. (a)	1,032	21,497
DaVita HealthCare Partners, Inc. (a)	1,814	145,047
DocGo, Inc. Class A (a)(b)	2,260	16,136
Encompass Health Corp.	2,931	164,283
Fulgent Genetics, Inc. (a)	558	30,428
Guardant Health, Inc. (a)	2,998	120,939
Hanger, Inc. (a)	1,136	16,268
HealthEquity, Inc. (a)	2,465	151,326
Henry Schein, Inc. (a)	4,086	313,560
Hims & Hers Health, Inc. (a)(b)	3,722	16,861
InfuSystems Holdings, Inc. (a)	498	4,796
Invitae Corp. (a)(b)	6,046	14,752
LHC Group, Inc. (a)	937	145,928
MEDNAX, Inc. (a)	2,487	52,252
Modivcare, Inc. (a)	371	31,350
National Healthcare Corp.	395	27,611
National Research Corp. Class A	406	15,542
Oak Street Health, Inc. (a)(b)	4,123	67,782
Opko Health, Inc. (a)(b)	11,863	30,013
Option Care Health, Inc. (a)	4,113	114,300
Owens & Minor, Inc.	2,208	69,442
Patterson Companies, Inc.	2,557	77,477
Pennant Group, Inc. (a)	752	9,633
PetIQ, Inc. Class A (a)(b)	759	12,744
Premier, Inc.	3,494	124,666
Privia Health Group, Inc. (a)	789	22,976
Progyny, Inc. (a)	2,066	60,017
R1 Rcm, Inc. (a)	3,962	83,044
RadNet, Inc. (a)	1,404	24,261
Select Medical Holdings Corp.	3,146	74,309
Sema4 Holdings Corp. Class A (a)(b)	3,836	4,833
Surgery Partners, Inc. (a)	1,028	29,730
Talkspace, Inc. Class A (a)(b)	2,839	4,826
Tenet Healthcare Corp. (a)	3,160	166,090
The Ensign Group, Inc.	1,531	112,483
The Joint Corp. (a)	428	6,553
U.S. Physical Therapy, Inc.	376	41,059
Universal Health Services, Inc. Class B	2,155	217,030
		3,715,096
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	3,587	53,195
American Well Corp. (a)	5,593	24,162
Certara, Inc. (a)	3,092	66,354
Change Healthcare, Inc. (a)	7,431	171,359
Computer Programs & Systems, Inc. (a)	460	14,706
Definitive Healthcare Corp. (b)	798	18,298
Doximity, Inc. (b)	2,737	95,302
Evolent Health, Inc. (a)	2,417	74,226
GoodRx Holdings, Inc. (a)	2,032	12,029
Health Catalyst, Inc. (a)	1,550	22,460
HealthStream, Inc. (a)	768	16,673
iCAD, Inc. (a)	651	2,604
Inspire Medical Systems, Inc. (a)	808	147,597
MultiPlan Corp. Class A (a)(b)	7,155	39,281
Nextgen Healthcare, Inc. (a)	1,678	29,264
OptimizeRx Corp. (a)	509	13,942
Phreesia, Inc. (a)	1,501	37,540
Schrodinger, Inc. (a)	1,384	36,551
Sharecare, Inc. Class A (a)(b)	8,569	13,539
Simulations Plus, Inc.	472	23,284
Tabula Rasa HealthCare, Inc. (a)	683	1,755
UpHealth, Inc. (a)	2,229	1,321
		915,442
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	2,704	122,356
Adaptive Biotechnologies Corp. (a)(b)	3,211	25,977
Azenta, Inc.	2,214	159,629
Berkeley Lights, Inc. (a)(b)	1,277	6,347
Bio-Rad Laboratories, Inc. Class A (a)	638	315,810
BioNano Genomics, Inc. (a)(b)	8,688	11,989
Bruker Corp.	3,000	188,280
ChromaDex, Inc. (a)	1,535	2,563
Codexis, Inc. (a)	1,731	18,106
Frontage Holdings Corp. (a)(d)	20,000	7,978
Inotiv, Inc. (a)(b)	443	4,253
Maravai LifeSciences Holdings, Inc. (a)	3,244	92,162
Medpace Holdings, Inc. (a)	851	127,369
Nanostring Technologies, Inc. (a)	1,321	16,777
Nautilus Biotechnology, Inc. (a)(b)	1,540	4,143
NeoGenomics, Inc. (a)	3,563	29,038
Pacific Biosciences of California, Inc. (a)(b)	6,394	28,261
Personalis, Inc. (a)	1,027	3,543
Quanterix Corp. (a)	965	15,623
Quantum-Si, Inc. (a)(b)	2,468	5,726
Science 37 Holdings, Inc. (a)(b)	1,544	3,103
Seer, Inc. (a)(b)	1,010	9,040
SomaLogic, Inc. Class A (a)	4,218	19,065
Sotera Health Co. (a)	2,940	57,595
Standard BioTools, Inc. (a)	2,172	3,475
Syneos Health, Inc. (a)	3,059	219,269
		1,497,477
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)(b)	8,048	2,099
Aclaris Therapeutics, Inc. (a)	1,393	19,446
Adamis Pharmaceuticals Corp. (a)(b)	5,021	2,516
Aerie Pharmaceuticals, Inc. (a)	1,387	10,403
Amneal Pharmaceuticals, Inc. (a)	2,828	8,993
Amphastar Pharmaceuticals, Inc. (a)	1,072	37,295
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	844
ANI Pharmaceuticals, Inc. (a)	378	11,215
Arvinas Holding Co. LLC (a)	1,282	53,959
Atea Pharmaceuticals, Inc. (a)	1,622	11,516
Athira Pharma, Inc. (a)	945	2,882
Axsome Therapeutics, Inc. (a)(b)	864	33,091
Cara Therapeutics, Inc. (a)(b)	1,281	11,696
Cassava Sciences, Inc. (a)(b)	1,115	31,354
Citius Pharmaceuticals, Inc. (a)(b)	4,140	3,809
Clearside Biomedical, Inc. (a)	1,619	2,380
Collegium Pharmaceutical, Inc. (a)	987	17,490
Corcept Therapeutics, Inc. (a)(b)	2,836	67,440
CymaBay Therapeutics, Inc. (a)	2,640	7,788
DICE Therapeutics, Inc. (b)	385	5,975
Edgewise Therapeutics, Inc. (a)	351	2,794
Endo International PLC (a)	6,569	3,059
Esperion Therapeutics, Inc. (a)(b)	1,764	11,219
Evolus, Inc. (a)(b)	1,052	12,203
Eyepoint Pharmaceuticals, Inc. (a)(b)	750	5,903
Fulcrum Therapeutics, Inc. (a)	876	4,292
Harmony Biosciences Holdings, Inc. (a)	679	33,115
Innoviva, Inc. (a)	1,822	26,893
Intra-Cellular Therapies, Inc. (a)	2,508	143,157
Jazz Pharmaceuticals PLC (a)	1,812	282,690
KemPharm, Inc. (a)	999	4,456
Liquidia Technologies, Inc. (a)(b)	1,173	5,114
Marinus Pharmaceuticals, Inc. (a)	971	4,700
Nektar Therapeutics (a)(b)	5,582	21,212
NGM Biopharmaceuticals, Inc. (a)	1,068	13,692
NRX Pharmaceuticals, Inc. (a)	1,074	644
Nuvation Bio, Inc. (a)	3,436	11,133
Ocular Therapeutix, Inc. (a)	2,305	9,266
Omeros Corp. (a)(b)	1,850	5,088
Organon & Co.	7,466	251,978
Pacira Biosciences, Inc. (a)	1,318	76,839
Paratek Pharmaceuticals, Inc. (a)(b)	1,327	2,561
Perrigo Co. PLC	3,938	159,765
Phathom Pharmaceuticals, Inc. (a)(b)	488	4,119
Phibro Animal Health Corp. Class A	557	10,655
Pliant Therapeutics, Inc. (a)	637	5,102
PLx Pharma PLC (a)	812	1,973
Prestige Brands Holdings, Inc. (a)	1,484	87,259
Provention Bio, Inc. (a)	1,535	6,140
Reata Pharmaceuticals, Inc. (a)(b)	802	24,373
Relmada Therapeutics, Inc. (a)	787	14,945
Revance Therapeutics, Inc. (a)	1,935	26,742
Royalty Pharma PLC	10,501	441,428
SCYNEXIS, Inc. (a)	715	1,330
Seelos Therapeutics, Inc. (a)(b)	3,758	2,557
SIGA Technologies, Inc.	1,080	12,506
Supernus Pharmaceuticals, Inc. (a)	1,544	44,652
TherapeuticsMD, Inc. (a)(b)	205	2,040
Theravance Biopharma, Inc. (a)	1,574	14,260
Theseus Pharmaceuticals, Inc. (b)	314	1,736
Tricida, Inc. (a)(b)	1,017	9,845
Ventyx Biosciences, Inc.	284	3,473
Xeris Biopharma Holdings, Inc. (a)(b)	3,142	4,839
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	229
Zynerba Pharmaceuticals, Inc. (a)(b)	1,046	1,192
		2,155,359

TOTAL HEALTH CARE		18,668,759

INDUSTRIALS - 16.4%
Aerospace & Defense - 1.4%
AAR Corp. (a)	972	40,668
Aerojet Rocketdyne Holdings, Inc. (a)	2,196	89,158
AeroVironment, Inc. (a)	690	56,718
AerSale Corp. (a)	478	6,936
Archer Aviation, Inc. Class A (a)(b)	3,451	10,629
Astra Space, Inc. Class A (a)(b)	3,750	4,875
Astronics Corp. (a)	694	7,058
Axon Enterprise, Inc. (a)	2,020	188,203
BWX Technologies, Inc.	2,727	150,230
Byrna Technologies, Inc. (a)(b)	453	3,891
Cadre Holdings, Inc.	185	3,639
Curtiss-Wright Corp.	1,156	152,661
Ducommun, Inc. (a)	316	13,601
Hexcel Corp.	2,483	129,886
Howmet Aerospace, Inc.	11,209	352,523
Huntington Ingalls Industries, Inc.	1,181	257,245
Kaman Corp.	811	25,344
Kratos Defense & Security Solutions, Inc. (a)	3,622	50,273
Maxar Technologies, Inc.	2,160	56,354
Mercury Systems, Inc. (a)	1,679	108,010
Momentus, Inc. Class A (a)	1,531	3,307
Moog, Inc. Class A	857	68,037
National Presto Industries, Inc.	152	9,977
Park Aerospace Corp.	493	6,291
Parsons Corp. (a)	787	31,811
Rocket Lab U.S.A., Inc. Class A (a)(b)	4,266	16,168
Spirit AeroSystems Holdings, Inc. Class A	3,112	91,182
Triumph Group, Inc. (a)	1,874	24,905
Vectrus, Inc. (a)	328	10,975
Virgin Galactic Holdings, Inc. (a)(b)	5,226	31,461
Woodward, Inc.	1,862	172,216
		2,174,232
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,704	48,956
Atlas Air Worldwide Holdings, Inc. (a)	807	49,800
Forward Air Corp.	803	73,844
GXO Logistics, Inc. (a)	2,908	125,829
Hub Group, Inc. Class A (a)	1,014	71,933
		370,362
Airlines - 0.5%
Alaska Air Group, Inc. (a)	3,702	148,265
Allegiant Travel Co. (a)	451	51,004
American Airlines Group, Inc.(a)	19,090	242,061
Blade Air Mobility, Inc. (a)(b)	1,380	6,155
Hawaiian Holdings, Inc. (a)	1,500	21,465
JetBlue Airways Corp. (a)	9,391	78,603
Joby Aviation, Inc. (a)(b)	7,844	38,514
Mesa Air Group, Inc. (a)	944	2,067
SkyWest, Inc. (a)	1,480	31,450
Spirit Airlines, Inc. (a)	3,206	76,431
Sun Country Airlines Holdings, Inc. (a)	916	16,799
Wheels Up Experience, Inc. Class A (a)	5,230	10,199
		723,013
Building Products - 2.1%
A.O. Smith Corp.	3,866	211,393
AAON, Inc.	1,215	66,533
Advanced Drain Systems, Inc.	1,677	151,047
Allegion PLC	2,644	258,848
American Woodmark Corp. (a)	493	22,190
Apogee Enterprises, Inc.	742	29,101
Armstrong World Industries, Inc.	1,400	104,944
Builders FirstSource, Inc. (a)	5,654	303,620
Carlisle Companies, Inc.	1,539	367,221
Cornerstone Building Brands, Inc. (a)	1,574	38,547
CSW Industrials, Inc.	458	47,188
Fortune Brands Home & Security, Inc.	4,013	240,298
Gibraltar Industries, Inc. (a)	952	36,890
Griffon Corp.	1,366	38,289
Hayward Holdings, Inc. (a)(b)	1,265	18,203
Insteel Industries, Inc.	583	19,630
Janus International Group, Inc. (a)	1,667	15,053
Jeld-Wen Holding, Inc. (a)	2,655	38,736
Lennox International, Inc.	992	204,937
Masonite International Corp. (a)	689	52,936
Owens Corning	2,965	220,329
PGT Innovations, Inc. (a)	1,765	29,370
Quanex Building Products Corp.	999	22,727
Resideo Technologies, Inc. (a)	4,273	82,982
Simpson Manufacturing Co. Ltd.	1,287	129,485
Tecnoglass, Inc.	623	10,934
The AZEK Co., Inc. (a)	3,324	55,644
Trex Co., Inc. (a)	3,402	185,137
UFP Industries, Inc.	1,831	124,764
View, Inc. Class A (a)(b)	1,855	3,005
Zurn Water Solutions Corp.	3,705	100,924
		3,230,905
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	1,989	86,362
ACCO Brands Corp.	2,924	19,094
ACV Auctions, Inc. Class A (a)	2,772	18,129
Aqua Metals, Inc. (a)(b)	2,228	1,804
Aris Water Solution, Inc. Class A (b)	548	9,141
Aurora Innovation, Inc. (a)(b)	7,589	14,495
Brady Corp. Class A	1,413	66,750
BrightView Holdings, Inc. (a)	1,423	17,076
Casella Waste Systems, Inc. Class A (a)	1,486	108,002
Cimpress PLC (a)	591	22,990
Clean Harbors, Inc. (a)	1,477	129,489
CoreCivic, Inc. (a)	3,508	38,974
Deluxe Corp.	1,276	27,651
Driven Brands Holdings, Inc. (a)	1,624	44,725
Ennis, Inc.	710	14,363
Harsco Corp. (a)	2,348	16,694
Healthcare Services Group, Inc. (b)	2,198	38,267
Heritage-Crystal Clean, Inc. (a)	483	13,022
HNI Corp.	1,262	43,779
IAA, Inc. (a)	3,981	130,457
Interface, Inc.	1,815	22,760
KAR Auction Services, Inc. (a)	3,530	52,138
Kimball International, Inc. Class B	986	7,563
Matthews International Corp. Class A	928	26,606
Millerknoll, Inc.	2,251	59,134
Montrose Environmental Group, Inc. (a)	777	26,232
MSA Safety, Inc.	1,076	130,271
Pitney Bowes, Inc.	4,727	17,112
Rollins, Inc.	6,670	232,916
SP Plus Corp. (a)	690	21,197
Steelcase, Inc. Class A	2,602	27,919
Stericycle, Inc. (a)	2,702	118,483
Tetra Tech, Inc.	1,593	217,524
The Brink's Co.	1,436	87,180
The GEO Group, Inc. (a)	3,614	23,852
UniFirst Corp.	453	77,998
Viad Corp. (a)	584	16,124
VSE Corp.	310	11,650
		2,037,923
Construction & Engineering - 1.2%
AECOM	4,149	270,598
Ameresco, Inc. Class A (a)(b)	900	41,004
API Group Corp. (a)	6,021	90,134
Arcosa, Inc.	1,406	65,281
Argan, Inc.	463	17,279
Comfort Systems U.S.A., Inc.	1,066	88,638
Construction Partners, Inc. Class A (a)	1,224	25,631
Dycom Industries, Inc. (a)	891	82,899
EMCOR Group, Inc.	1,574	162,059
Fluor Corp. (a)	4,191	102,009
Granite Construction, Inc.	1,333	38,844
Great Lakes Dredge & Dock Corp. (a)	1,853	24,293
IES Holdings, Inc. (a)	251	7,573
Infrastructure and Energy Alternatives, Inc. (a)	884	7,099
MasTec, Inc. (a)	1,737	124,473
Matrix Service Co. (a)	770	3,896
MDU Resources Group, Inc.	5,992	161,724
MYR Group, Inc. (a)	495	43,624
Northwest Pipe Co. (a)	300	8,982
NV5 Global, Inc. (a)	347	40,509
Orbital Energy Group, Inc. (a)	1,921	1,210
Primoris Services Corp.	1,562	33,989
Sterling Construction Co., Inc. (a)	886	19,421
Tutor Perini Corp. (a)	1,181	10,369
Valmont Industries, Inc.	626	140,618
Willscot Mobile Mini Holdings (a)	6,585	213,486
		1,825,642
Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,035	159,431
Advent Technologies Holdings, Inc. Class A (a)(b)	1,109	2,795
American Superconductor Corp. (a)	721	3,735
Array Technologies, Inc. (a)	3,491	38,436
Atkore, Inc. (a)	1,344	111,565
AZZ, Inc.	733	29,921
Babcock & Wilcox Enterprises, Inc. (a)	1,656	9,986
Beam Global (a)	250	3,880
Blink Charging Co. (a)(b)	1,084	17,919
Bloom Energy Corp. Class A (a)(b)	4,378	72,237
ChargePoint Holdings, Inc. Class A (a)(b)	5,188	71,024
Encore Wire Corp.	605	62,872
Energous Corp. (a)(b)	2,363	2,363
EnerSys	1,212	71,460
Enovix Corp. (a)(b)	2,890	25,750
Eos Energy Enterprises, Inc. (a)(b)	1,196	1,447
ESS Tech, Inc. Class A (a)(b)	1,782	5,007
Fluence Energy, Inc. (b)	1,033	9,793
FTC Solar, Inc. (a)(b)	707	2,559
FuelCell Energy, Inc. (a)(b)	10,670	40,013
GrafTech International Ltd.	5,974	42,236
Hubbell, Inc. Class B	1,604	286,442
KULR Technology Group, Inc. (a)(b)	1,813	2,810
Nuvve Holding Corp. (a)(b)	384	1,797
nVent Electric PLC	4,960	155,397
Ocean Power Technologies, Inc. (a)(b)	1,795	1,012
Powell Industries, Inc.	261	6,100
Regal Rexnord Corp.	2,000	227,040
Romeo Power, Inc. (a)(b)	3,014	1,352
Sensata Technologies, Inc. PLC	4,654	192,257
Shoals Technologies Group, Inc. (a)(b)	3,017	49,720
Stem, Inc. (a)(b)	3,945	28,246
Sunrun, Inc. (a)	6,110	142,730
Thermon Group Holdings, Inc. (a)	981	13,783
TPI Composites, Inc. (a)(b)	1,117	13,963
Vertiv Holdings Co.	8,996	73,947
Vicor Corp. (a)	634	34,699
		2,015,724
Machinery - 3.7%
AGCO Corp.	1,810	178,647
AgEagle Aerial Systems, Inc. (a)(b)	2,473	1,598
Agrify Corp. (a)(b)	660	1,300
Alamo Group, Inc.	296	34,463
Albany International Corp. Class A	955	75,244
Allison Transmission Holdings, Inc.	3,089	118,772
Altra Industrial Motion Corp.	1,935	68,209
Astec Industries, Inc.	666	27,159
Barnes Group, Inc.	1,340	41,728
Berkshire Grey, Inc. Class A (a)	1,229	1,782
Blue Bird Corp. (a)	607	5,590
Chart Industries, Inc. (a)(b)	1,051	175,916
CIRCOR International, Inc. (a)	580	9,506
Columbus McKinnon Corp. (NY Shares)	831	23,575
Commercial Vehicle Group, Inc. (a)	883	5,157
Crane Holdings Co.	1,468	128,538
Desktop Metal, Inc. (a)(b)	5,538	12,184
Donaldson Co., Inc.	3,629	174,700
Douglas Dynamics, Inc.	677	19,457
Energy Recovery, Inc. (a)	1,125	21,848
Enerpac Tool Group Corp. Class A	1,776	33,780
EnPro Industries, Inc.	613	50,223
ESAB Corp.	1,287	56,306
ESCO Technologies, Inc.	756	51,688
Evoqua Water Technologies Corp. (a)	3,562	115,801
Federal Signal Corp.	1,775	63,190
Flowserve Corp.	3,841	109,968
Franklin Electric Co., Inc.	1,149	84,176
Gates Industrial Corp. PLC (a)	2,822	30,506
Gorman-Rupp Co.	675	19,103
Graco, Inc.	5,005	297,347
Helios Technologies, Inc.	964	63,865
Hillenbrand, Inc.	2,153	88,187
Hillman Solutions Corp. Class A (a)(b)	3,004	25,955
Hydrofarm Holdings Group, Inc. (a)	1,025	3,567
Hyliion Holdings Corp. Class A (a)(b)	3,369	10,848
Hyster-Yale Materials Handling Class A	270	8,699
Hyzon Motors, Inc. Class A (a)(b)	2,658	7,815
ITT, Inc.	2,528	169,983
John Bean Technologies Corp.	945	104,347
Kadant, Inc.	346	63,093
Kennametal, Inc.	2,484	57,703
Lightning eMotors, Inc. (a)(b)	841	2,330
Lincoln Electric Holdings, Inc.	1,731	213,536
Lindsay Corp.	318	42,237
Luxfer Holdings PLC sponsored	835	12,625
Manitowoc Co., Inc. (a)	988	10,404
Markforged Holding Corp. (a)(b)	2,011	3,720
Meritor, Inc. (a)	2,090	75,930
Microvast Holdings, Inc. (a)(b)	7,023	15,591
Middleby Corp. (a)	1,640	205,590
Mueller Industries, Inc.	1,683	89,687
Mueller Water Products, Inc. Class A	4,545	53,313
Nikola Corp. (a)(b)	6,017	28,641
Nordson Corp.	1,593	322,487
Omega Flex, Inc.	93	10,009
Oshkosh Corp.	1,966	161,487
Pentair PLC	4,878	223,266
Proterra, Inc. Class A (a)(b)	5,436	25,223
Proto Labs, Inc. (a)	814	38,942
RBC Bearings, Inc. (a)	852	157,577
REV Group, Inc.	941	10,229
Sarcos Technology and Robotics Corp. Class A (a)(b)	1,738	4,623
Shyft Group, Inc. (The)	936	17,400
Snap-On, Inc.	1,573	309,928
SPX Corp. (a)	1,319	69,696
Standex International Corp.	355	30,097
Tennant Co.	539	31,936
Terex Corp.	2,074	56,765
The Greenbrier Companies, Inc.	949	34,155
Timken Co.	2,051	108,806
Titan International, Inc. (a)	1,515	22,877
Toro Co.	3,091	234,267
Trinity Industries, Inc.	2,397	58,055
Velo3D, Inc. (a)(b)	1,802	2,487
Wabash National Corp.	1,407	19,107
Watts Water Technologies, Inc. Class A	820	100,729
Welbilt, Inc. (a)	3,768	89,716
Xos, Inc. Class A (a)(b)	1,583	2,913
		5,537,904
Marine - 0.2%
Eagle Bulk Shipping, Inc.	401	20,804
Genco Shipping & Trading Ltd.	1,034	19,977
Kirby Corp. (a)	1,775	107,991
Matson, Inc.	1,246	90,808
Pangaea Logistics Solutions Ltd.	706	3,586
		243,166
Professional Services - 2.0%
Alight, Inc. Class A (a)	7,228	48,789
ASGN, Inc. (a)	1,534	138,444
Atlas Technical Consultants, Inc. (a)	543	2,856
Barrett Business Services, Inc.	225	16,396
BlackSky Technology, Inc. Class A (a)(b)	1,699	3,925
Booz Allen Hamilton Holding Corp. Class A	3,927	354,844
CACI International, Inc. Class A (a)	687	193,583
CBIZ, Inc. (a)	1,559	62,298
Clarivate Analytics PLC (a)	11,741	162,730
CRA International, Inc.	221	19,740
Dun & Bradstreet Holdings, Inc. (a)	4,457	66,989
Exponent, Inc.	1,537	140,589
First Advantage Corp.	1,237	15,673
Forrester Research, Inc. (a)	311	14,878
Franklin Covey Co. (a)	397	18,333
FTI Consulting, Inc. (a)	1,009	182,478
Heidrick & Struggles International, Inc.	587	18,995
HireRight Holdings Corp.	658	9,350
Huron Consulting Group, Inc. (a)	655	42,568
ICF International, Inc.	497	47,215
Insperity, Inc.	1,046	104,422
KBR, Inc.	4,134	200,044
Kelly Services, Inc. Class A (non-vtg.)	1,064	21,099
Kforce, Inc.	585	35,884
Korn Ferry	1,606	93,180
Manpower, Inc.	1,600	122,256
ManTech International Corp. Class A	819	78,174
Nielsen Holdings PLC	10,578	245,621
Red Violet, Inc. (a)	322	6,131
Resources Connection, Inc.	876	17,844
Robert Half International, Inc.	3,233	242,119
Science Applications International Corp.	1,672	155,663
Skillsoft Corp. (a)(b)	1,917	6,748
Spire Global, Inc. (a)(b)	3,114	3,612
TriNet Group, Inc. (a)	1,121	87,012
TrueBlue, Inc. (a)	1,056	18,902
Upwork, Inc. (a)	3,574	73,910
Willdan Group, Inc. (a)	360	9,929
		3,083,223
Road & Rail - 1.1%
AMERCO	289	138,208
ArcBest Corp.	744	52,355
Avis Budget Group, Inc. (a)	1,182	173,849
Bird Global, Inc. Class A (a)(b)	4,282	1,867
Covenant Transport Group, Inc. Class A	299	7,502
Daseke, Inc. (a)	1,659	10,601
Heartland Express, Inc.	1,349	18,765
J.B. Hunt Transport Services, Inc.	2,477	390,053
Knight-Swift Transportation Holdings, Inc. Class A	4,894	226,543
Landstar System, Inc.	1,111	161,562
Marten Transport Ltd.	1,765	29,687
P.A.M. Transportation Services, Inc.	206	5,642
Ryder System, Inc.	1,596	113,412
Saia, Inc. (a)	779	146,452
Schneider National, Inc. Class B	1,038	23,230
TuSimple Holdings, Inc. (a)(b)	1,016	7,346
U.S. Xpress Enterprises, Inc. (a)(b)	594	1,592
Werner Enterprises, Inc.	1,757	67,715
XPO Logistics, Inc. (a)	2,910	140,146
Yellow Corp. (a)(b)	952	2,789
		1,719,316
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	3,164	105,773
Applied Industrial Technologies, Inc.	1,131	108,768
Beacon Roofing Supply, Inc. (a)	1,642	84,333
BlueLinx Corp. (a)	273	18,239
Boise Cascade Co.	1,153	68,592
Core & Main, Inc. (b)	1,678	37,419
Custom Truck One Source, Inc. Class A (a)	1,467	8,215
DXP Enterprises, Inc. (a)	477	14,611
GATX Corp.	1,045	98,397
Global Industrial Co.	477	16,108
GMS, Inc. (a)	1,251	55,670
H&E Equipment Services, Inc.	927	26,855
Herc Holdings, Inc.	740	66,711
Hudson Technologies, Inc. (a)	952	7,150
McGrath RentCorp.	702	53,352
MRC Global, Inc. (a)	1,767	17,599
MSC Industrial Direct Co., Inc. Class A	1,387	104,178
NOW, Inc. (a)	3,262	31,902
Rush Enterprises, Inc. Class A	1,285	61,937
SiteOne Landscape Supply, Inc. (a)	1,323	157,265
Textainer Group Holdings Ltd.	1,296	35,523
Titan Machinery, Inc. (a)	616	13,805
Transcat, Inc. (a)	209	11,873
Triton International Ltd.	1,974	103,931
Univar Solutions, Inc. (a)	5,042	125,395
Veritiv Corp. (a)	401	43,529
Watsco, Inc.	975	232,850
WESCO International, Inc. (a)	1,310	140,301
		1,850,281

TOTAL INDUSTRIALS		24,811,691

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.8%
ADTRAN, Inc.	1,478	25,909
Applied Optoelectronics, Inc. (a)(b)	682	1,057
Aviat Networks, Inc. (a)	288	7,212
CalAmp Corp. (a)(b)	1,040	4,337
Calix, Inc. (a)	1,635	55,819
Cambium Networks Corp. (a)	343	5,025
Casa Systems, Inc. (a)(b)	1,009	3,965
Ciena Corp. (a)	4,566	208,666
Clearfield, Inc. (a)	338	20,939
CommScope Holding Co., Inc. (a)	5,897	36,090
Comtech Telecommunications Corp.	807	7,319
Digi International, Inc. (a)	984	23,832
DZS, Inc. (a)	508	8,265
EMCORE Corp. (a)	1,089	3,343
Extreme Networks, Inc. (a)	3,762	33,557
Harmonic, Inc. (a)	3,025	26,227
Infinera Corp. (a)(b)	6,090	32,642
Inseego Corp. (a)	2,300	4,347
Juniper Networks, Inc.	9,580	273,030
Lantronix, Inc. (a)	747	4,019
Lumentum Holdings, Inc. (a)	2,132	169,323
NETGEAR, Inc. (a)	829	15,353
NetScout Systems, Inc. (a)	2,180	73,793
Ondas Holdings, Inc. (a)(b)	880	4,743
Plantronics, Inc. (a)	1,244	49,362
Ribbon Communications, Inc. (a)	3,375	10,260
ViaSat, Inc. (a)	2,193	67,172
Viavi Solutions, Inc. (a)	6,776	89,646
		1,265,252
Electronic Equipment & Components - 2.2%
908 Devices, Inc. (a)(b)	501	10,316
Advanced Energy Industries, Inc.	1,119	81,665
Aeva Technologies, Inc. (a)	2,721	8,517
AEye, Inc. Class A (a)(b)	3,112	5,944
Akoustis Technologies, Inc. (a)(b)	1,451	5,369
Alpine 4 Holdings, Inc. (a)(b)	4,884	3,465
Arlo Technologies, Inc. (a)	2,378	14,910
Arrow Electronics, Inc. (a)	1,999	224,068
Avnet, Inc.	2,931	125,681
Badger Meter, Inc.	866	70,051
Belden, Inc.	1,334	71,062
Benchmark Electronics, Inc.	1,042	23,508
Cognex Corp.	5,214	221,699
Coherent, Inc. (a)	721	191,945
CTS Corp.	971	33,063
Daktronics, Inc. (a)	1,146	3,449
ePlus, Inc. (a)	791	42,018
Evolv Technologies Holdings, Inc. (a)(b)	1,644	4,373
Fabrinet (a)	1,101	89,291
FARO Technologies, Inc. (a)	521	16,062
Focus Universal, Inc. (a)(b)	528	6,030
Identiv, Inc. (a)	673	7,793
II-VI, Inc. (a)(b)	3,141	160,034
Insight Enterprises, Inc. (a)	1,036	89,386
IPG Photonics Corp. (a)	1,061	99,872
Itron, Inc. (a)	1,350	66,731
Jabil, Inc.	4,232	216,721
Kimball Electronics, Inc. (a)	758	15,236
Knowles Corp. (a)	2,699	46,774
Lightwave Logic, Inc. (a)(b)	2,987	19,535
Littelfuse, Inc.	726	184,433
Methode Electronics, Inc. Class A	1,104	40,892
MicroVision, Inc. (a)(b)	4,922	18,900
Mirion Technologies, Inc. Class A (a)(b)	3,019	17,389
Napco Security Technologies, Inc.	817	16,822
National Instruments Corp.	3,887	121,391
nLIGHT, Inc. (a)	1,318	13,470
Novanta, Inc. (a)	1,053	127,697
OSI Systems, Inc. (a)	488	41,695
Ouster, Inc. (a)(b)	2,214	3,587
Par Technology Corp. (a)(b)	745	27,930
PC Connection, Inc.	310	13,656
Plexus Corp. (a)	820	64,370
Rogers Corp. (a)	550	144,150
Sanmina Corp. (a)	1,859	75,717
ScanSource, Inc. (a)	778	24,227
Smartrent, Inc. (a)(b)	2,664	12,041
TD SYNNEX Corp.	1,222	111,324
TTM Technologies, Inc. (a)	3,052	38,150
Velodyne Lidar, Inc. (a)(b)	3,031	2,895
Vishay Intertechnology, Inc.	3,948	70,353
Vishay Precision Group, Inc. (a)	372	10,836
Vontier Corp.	4,995	114,835
		3,271,328
IT Services - 2.0%
Affirm Holdings, Inc. (a)(b)	4,788	86,471
Amdocs Ltd.	3,666	305,414
BigCommerce Holdings, Inc. (a)	1,757	28,463
Bread Financial Holdings, Inc.	1,467	54,367
Brightcove, Inc. (a)	1,177	7,439
Cantaloupe, Inc. (a)	1,765	9,884
Cass Information Systems, Inc.	377	12,743
Concentrix Corp.	1,266	171,720
Conduent, Inc. (a)	4,576	19,768
CSG Systems International, Inc.	965	57,591
Cyxtera Technologies, Inc. Class A (a)	1,048	11,884
Digitalocean Holdings, Inc. (a)(b)	518	21,424
DXC Technology Co. (a)	7,207	218,444
Edgio, Inc. (a)	4,005	9,252
Euronet Worldwide, Inc. (a)	1,559	156,820
EVERTEC, Inc.	1,772	65,351
EVO Payments, Inc. Class A (a)	1,398	32,881
Exela Technologies, Inc. (a)(b)	9,895	1,132
ExlService Holdings, Inc. (a)	982	144,678
Fastly, Inc. Class A (a)(b)	3,207	37,233
Genpact Ltd.	5,024	212,817
GreenBox POS (a)(b)	575	604
Grid Dynamics Holdings, Inc. (a)	1,304	21,933
Hackett Group, Inc.	778	14,759
i3 Verticals, Inc. Class A (a)	632	15,813
Information Services Group, Inc. (b)	1,073	7,253
International Money Express, Inc. (a)	1,024	20,961
Kyndryl Holdings, Inc. (a)	5,286	51,697
Marqeta, Inc. Class A	6,900	55,959
Maximus, Inc.	1,824	114,018
MoneyGram International, Inc. (a)	2,638	26,380
Paya Holdings, Inc. (a)	2,549	16,747
Paymentus Holdings, Inc. (a)(b)	381	5,094
Payoneer Global, Inc. (a)(b)	5,766	22,603
Perficient, Inc. (a)	973	89,214
Rackspace Technology, Inc. (a)(b)	1,773	12,712
Repay Holdings Corp. (a)	2,262	29,067
Sabre Corp. (a)(b)	9,441	55,041
Sezzle, Inc. unit (a)(b)	2,365	424
Shift4 Payments, Inc. (a)	1,522	50,317
SolarWinds, Inc. (b)	1,322	13,551
Squarespace, Inc. Class A (a)(b)	842	17,615
Switch, Inc. Class A	3,909	130,952
TaskUs, Inc.	805	13,572
The Western Union Co.	11,581	190,739
Toast, Inc. (b)	2,187	28,300
Ttec Holdings, Inc.	537	36,457
Tucows, Inc. (a)	265	11,795
Unisys Corp. (a)	1,959	23,567
Verra Mobility Corp. (a)	3,828	60,138
WEX, Inc. (a)	1,322	205,650
		3,008,708
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc.	1,053	17,722
AEHR Test Systems (a)	692	5,190
Allegro MicroSystems LLC (a)	1,586	32,814
Alpha & Omega Semiconductor Ltd. (a)	623	20,771
Ambarella, Inc. (a)	1,092	71,482
Amkor Technology, Inc.	3,001	50,867
Atomera, Inc. (a)(b)	660	6,191
Axcelis Technologies, Inc. (a)	998	54,730
AXT, Inc. (a)	1,109	6,499
CEVA, Inc. (a)	681	22,854
Cirrus Logic, Inc. (a)	1,686	122,302
CMC Materials, Inc.	840	146,572
Cohu, Inc. (a)	1,416	39,294
CyberOptics Corp. (a)(b)	235	8,211
Diodes, Inc. (a)	1,341	86,588
Everspin Technologies, Inc. (a)	468	2,452
First Solar, Inc. (a)	2,915	198,599
FormFactor, Inc. (a)	2,313	89,582
Ichor Holdings Ltd. (a)	837	21,745
Impinj, Inc. (a)(b)	534	31,330
indie Semiconductor, Inc. (a)(b)	1,749	9,969
Kopin Corp. (a)	2,464	2,760
Kulicke & Soffa Industries, Inc. (b)	1,852	79,284
Lattice Semiconductor Corp. (a)	4,042	196,037
MACOM Technology Solutions Holdings, Inc. (a)	1,431	65,969
MaxLinear, Inc. Class A (a)	2,103	71,460
Meta Materials, Inc. (a)(b)	6,983	7,192
MKS Instruments, Inc.	1,637	168,005
Navitas Semiconductor Corp. (a)(b)	2,236	8,631
NeoPhotonics Corp. (a)	1,596	25,105
NVE Corp.	143	6,667
Onto Innovation, Inc. (a)	1,465	102,169
PDF Solutions, Inc. (a)	858	18,456
Photronics, Inc. (a)	1,807	35,200
Pixelworks, Inc. (a)	1,248	2,384
Power Integrations, Inc.	1,756	131,718
Rambus, Inc. (a)	3,193	68,618
Rockley Photonics Holdings Ltd. (a)(b)	2,747	5,988
Semtech Corp. (a)	1,909	104,938
Silicon Laboratories, Inc. (a)	1,124	157,607
SiTime Corp. (a)	438	71,407
SkyWater Technology, Inc. (a)(b)	268	1,613
SMART Global Holdings, Inc. (a)	1,412	23,114
SunPower Corp. (a)(b)	2,430	38,418
Synaptics, Inc. (a)	1,166	137,646
Ultra Clean Holdings, Inc. (a)	1,299	38,671
Universal Display Corp.	1,279	129,358
Veeco Instruments, Inc. (a)	1,467	28,460
		2,772,639
Software - 5.2%
8x8, Inc. (a)	3,513	18,092
A10 Networks, Inc.	1,754	25,223
ACI Worldwide, Inc. (a)	3,506	90,770
Agilysys, Inc. (a)	553	26,140
Alarm.com Holdings, Inc. (a)	1,371	84,810
Altair Engineering, Inc. Class A (a)	1,511	79,328
Alteryx, Inc. Class A (a)	1,760	85,219
American Software, Inc. Class A	986	15,934
Amplitude, Inc. (a)(b)	681	9,731
AppFolio, Inc. (a)	562	50,940
Appian Corp. Class A (a)(b)	1,186	56,169
Asana, Inc. (a)	2,451	43,089
Aspen Technology, Inc. (a)	825	151,536
Avalara, Inc. (a)	2,564	181,018
Avaya Holdings Corp. (a)(b)	2,487	5,571
AvePoint, Inc. (a)(b)	2,607	11,314
Benefitfocus, Inc. (a)	843	6,559
Bentley Systems, Inc. Class B (b)	5,421	180,519
Black Knight, Inc. (a)	4,578	299,355
Blackbaud, Inc. (a)	1,319	76,594
BlackLine, Inc. (a)	1,573	104,762
Box, Inc. Class A (a)	4,400	110,616
BTRS Holdings, Inc. (a)	2,274	11,325
C3.Ai, Inc. (a)(b)	2,069	37,780
CDK Global, Inc.	3,426	187,642
Cerence, Inc. (a)	1,161	29,292
Ceridian HCM Holding, Inc. (a)	4,039	190,156
ChannelAdvisor Corp. (a)	977	14,245
Cipher Mining, Inc. (a)(b)	1,281	1,755
Cleanspark, Inc. (a)(b)	1,183	4,637
Clear Secure, Inc. (b)	382	7,640
Clearwater Analytics Holdings, Inc. (b)	983	11,835
CommVault Systems, Inc. (a)	1,299	81,707
Confluent, Inc. (b)	1,813	42,134
Consensus Cloud Solutions, Inc. (a)	475	20,748
CoreCard Corp. (a)(b)	199	4,858
Couchbase, Inc. (b)	247	4,056
Coupa Software, Inc. (a)	2,202	125,734
CS Disco, Inc. (b)	358	6,458
Digimarc Corp. (a)(b)	424	5,995
Digital Turbine, Inc. (a)	2,622	45,806
Dolby Laboratories, Inc. Class A	1,936	138,540
Domo, Inc. Class B (a)	883	24,547
Dropbox, Inc. Class A (a)	8,325	174,742
Duck Creek Technologies, Inc. (a)(b)	2,174	32,284
Dynatrace, Inc. (a)	5,817	229,422
E2open Parent Holdings, Inc. (a)(b)	5,279	41,071
Ebix, Inc. (b)	709	11,982
eGain Communications Corp. (a)	675	6,581
Elastic NV (a)	2,151	145,558
Embark Technology, Inc. (a)	5,890	2,976
Enfusion, Inc. Class A	578	5,901
Envestnet, Inc. (a)	1,616	85,276
Everbridge, Inc. (a)	1,164	32,464
Five9, Inc. (a)	2,006	182,827
ForgeRock, Inc. (b)	377	8,075
Freshworks, Inc. (b)	1,025	13,479
GitLab, Inc.	338	17,961
Guidewire Software, Inc. (a)	2,450	173,926
Intapp, Inc.	308	4,509
InterDigital, Inc.	909	55,267
IronNet, Inc. Class A (a)(b)	1,062	2,347
Jamf Holding Corp. (a)(b)	1,602	39,682
KnowBe4, Inc. (a)	1,230	19,213
Latch, Inc. (a)(b)	2,748	3,133
Life360, Inc. unit (a)(d)	5,431	10,646
LivePerson, Inc. (a)	1,993	28,181
Liveramp Holdings, Inc. (a)	2,026	52,291
Mandiant, Inc. (a)	7,075	154,377
Manhattan Associates, Inc. (a)	1,864	213,614
Marathon Digital Holdings, Inc. (a)(b)	3,034	16,202
Matterport, Inc. (a)(b)	5,450	19,947
MeridianLink, Inc.	381	6,363
MicroStrategy, Inc. Class A (a)(b)	275	45,183
Mitek Systems, Inc. (a)	1,275	11,781
Model N, Inc. (a)	1,003	25,657
Momentive Global, Inc. (a)	3,858	33,950
N-able, Inc. (a)	1,952	17,568
nCino, Inc. (a)(b)	1,695	52,409
NCR Corp. (a)	3,890	121,018
New Relic, Inc. (a)	1,756	87,888
Nextnav, Inc. (a)(b)	601	1,364
Nutanix, Inc. Class A (a)	6,332	92,637
Olo, Inc. (a)(b)	1,715	16,927
ON24, Inc. (a)	266	2,524
Onespan, Inc. (a)	1,002	11,924
Pagerduty, Inc. (a)	2,261	56,028
Paycor HCM, Inc. (b)	932	24,232
Paylocity Holding Corp. (a)	1,172	204,420
Pegasystems, Inc.	1,192	57,025
Ping Identity Holding Corp. (a)(b)	1,747	31,691
Progress Software Corp.	1,300	58,890
PROS Holdings, Inc. (a)	1,180	30,951
PTC, Inc. (a)	3,105	330,186
Q2 Holdings, Inc. (a)	1,678	64,720
Qualtrics International, Inc. (a)	2,829	35,391
Qualys, Inc. (a)	986	124,374
Rapid7, Inc. (a)	1,682	112,358
Rekor Systems, Inc. (a)(b)	1,086	1,911
Rimini Street, Inc. (a)	944	5,673
RingCentral, Inc. (a)	2,421	126,521
Riot Blockchain, Inc. (a)(b)	2,970	12,444
SailPoint Technologies Holding, Inc. (a)	2,750	172,370
SecureWorks Corp. (a)	253	2,748
Semrush Holdings, Inc. (a)(b)	768	9,930
SentinelOne, Inc. (b)	3,976	92,760
ShotSpotter, Inc. (a)	237	6,378
Smartsheet, Inc. (a)	3,742	117,611
Smith Micro Software, Inc. (a)	1,487	3,673
Sprinklr, Inc. (b)	1,487	15,034
Sprout Social, Inc. (a)	1,346	78,162
SPS Commerce, Inc. (a)	1,064	120,285
Sumo Logic, Inc. (a)	2,671	20,006
Telos Corp. (a)	1,518	12,265
Tenable Holdings, Inc. (a)	2,730	123,969
Teradata Corp. (a)	3,202	118,506
UiPath, Inc. Class A (a)	7,851	142,810
Upland Software, Inc. (a)	760	11,035
Varonis Systems, Inc. (a)	3,170	92,944
Verint Systems, Inc. (a)	1,927	81,608
Veritone, Inc. (a)(b)	863	5,635
Vertex, Inc. Class A (a)	824	9,336
Viant Technology, Inc. (a)	348	1,768
Vobile Group Ltd. (a)	33,000	19,514
Vonage Holdings Corp. (a)	7,426	139,906
Workiva, Inc. (a)	1,331	87,833
Xperi Holding Corp.	3,046	43,954
Yext, Inc. (a)	3,320	15,870
Zuora, Inc. (a)	3,493	31,262
		7,875,293
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	3,833	37,180
Avid Technology, Inc. (a)	1,031	26,754
Corsair Gaming, Inc. (a)(b)	956	12,552
Diebold Nixdorf, Inc. (a)(b)	2,234	5,071
Eastman Kodak Co. (a)(b)	1,976	9,169
Immersion Corp. (a)	1,007	5,377
IonQ, Inc. (a)(b)	3,356	14,699
Pure Storage, Inc. Class A (a)	8,033	206,528
Quantum Corp. (a)	2,151	3,054
Super Micro Computer, Inc. (a)	1,334	53,827
Turtle Beach Corp. (a)(b)	500	6,115
Xerox Holdings Corp.	3,596	53,401
		433,727

TOTAL INFORMATION TECHNOLOGY		18,626,947

MATERIALS - 5.3%
Chemicals - 2.1%
AdvanSix, Inc.	821	27,454
American Vanguard Corp.	844	18,863
Amyris, Inc. (a)(b)	5,686	10,519
Ashland Global Holdings, Inc.	1,553	160,037
Aspen Aerogels, Inc. (a)(b)	707	6,985
Avient Corp.	2,713	108,737
Axalta Coating Systems Ltd. (a)	6,329	139,934
Balchem Corp.	961	124,680
Cabot Corp.	1,655	105,572
Chase Corp.	222	17,274
Danimer Scientific, Inc. (a)(b)	2,537	11,569
Ecovyst, Inc.	1,514	14,913
Element Solutions, Inc.	6,434	114,525
Flotek Industries, Inc. (a)	1,931	1,916
FutureFuel Corp.	720	5,242
GCP Applied Technologies, Inc. (a)	1,575	49,266
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	34,034	81,001
H.B. Fuller Co.	1,563	94,108
Hawkins, Inc.	563	20,285
Huntsman Corp.	6,112	173,275
Ingevity Corp. (a)	1,173	74,063
Innospec, Inc.	739	70,789
Intrepid Potash, Inc. (a)	280	12,681
Koppers Holdings, Inc.	618	13,992
Kronos Worldwide, Inc.	615	11,316
Livent Corp. (a)(b)	4,798	108,867
Loop Industries, Inc. (a)(b)	670	2,600
LSB Industries, Inc.	893	12,377
Minerals Technologies, Inc.	966	59,254
NewMarket Corp.	199	59,891
Olin Corp.	4,166	192,802
Origin Materials, Inc. Class A (a)(b)	3,496	17,900
Orion Engineered Carbons SA	1,730	26,867
Perimeter Solutions SA (a)(b)	4,605	49,918
PureCycle Technologies, Inc. (a)(b)	2,330	17,289
Quaker Houghton (b)	391	58,462
Rayonier Advanced Materials, Inc. (a)	1,746	4,575
RPM International, Inc.	3,819	300,632
Schweitzer-Mauduit International, Inc.	961	24,140
Sensient Technologies Corp.	1,227	98,847
Stepan Co.	623	63,141
The Chemours Co. LLC	4,733	151,551
The Scotts Miracle-Gro Co. Class A	1,204	95,104
Tredegar Corp.	731	7,310
Trinseo PLC	1,164	44,767
Tronox Holdings PLC	3,395	57,036
Valvoline, Inc.	5,303	152,885
Westlake Corp.	986	96,648
		3,171,859
Construction Materials - 0.1%
Eagle Materials, Inc.	1,170	128,630
Summit Materials, Inc. (a)	3,465	80,700
		209,330
Containers & Packaging - 1.3%
Aptargroup, Inc.	1,939	200,124
Ardagh Metal Packaging SA (b)	4,554	27,779
Berry Global Group, Inc. (a)	3,990	218,014
Crown Holdings, Inc.	3,708	341,766
Graphic Packaging Holding Co.	8,312	170,396
Greif, Inc. Class A	776	48,407
Myers Industries, Inc.	1,058	24,048
O-I Glass, Inc. (a)	4,534	63,476
Pactiv Evergreen, Inc.	1,224	12,191
Ranpak Holdings Corp. (A Shares) (a)	1,200	8,400
Sealed Air Corp.	4,366	252,006
Silgan Holdings, Inc.	2,479	102,507
Sonoco Products Co.	2,890	164,846
TriMas Corp.	1,278	35,388
WestRock Co.	7,749	308,720
		1,978,068
Metals & Mining - 1.6%
5E Advanced Materials, Inc. unit (a)	8,051	10,197
Alcoa Corp.	5,431	247,545
Allegheny Technologies, Inc. (a)	3,784	85,935
Alpha Metallurgical Resources (b)	511	65,985
Arconic Corp. (a)	3,149	88,329
Carpenter Technology Corp.	1,402	39,130
Century Aluminum Co. (a)(b)	1,467	10,812
Cleveland-Cliffs, Inc. (a)	14,100	216,717
Coeur d'Alene Mines Corp. (a)	7,489	22,767
Commercial Metals Co.	3,584	118,630
Compass Minerals International, Inc.	1,009	35,709
Comstock Mining, Inc. (a)(b)	1,887	1,170
Coronado Global Resources, Inc. unit (d)	23,055	26,337
Gatos Silver, Inc. (a)	1,326	3,806
Gold Resource Corp.	2,795	4,556
Haynes International, Inc.	355	11,633
Hecla Mining Co.	16,015	62,779
Kaiser Aluminum Corp.	462	36,540
Materion Corp.	596	43,943
McEwen Mining, Inc. (a)(b)	10,621	4,665
MP Materials Corp. (a)	2,205	70,736
Olympic Steel, Inc.	276	7,107
Piedmont Lithium, Inc. (a)(b)	471	17,149
Reliance Steel & Aluminum Co.	1,846	313,562
Royal Gold, Inc.	1,936	206,726
Ryerson Holding Corp.	468	9,964
Schnitzer Steel Industries, Inc. Class A	780	25,615
Steel Dynamics, Inc.	5,558	367,662
SunCoke Energy, Inc.	2,435	16,582
TimkenSteel Corp. (a)	1,206	22,564
United States Steel Corp. (b)	7,694	137,800
Warrior Metropolitan Coal, Inc.	1,498	45,854
Worthington Industries, Inc.	976	43,042
		2,421,548
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	464	15,604
Glatfelter Corp.	1,347	9,267
Louisiana-Pacific Corp.	2,599	136,214
Mercer International, Inc. (SBI)	1,181	15,530
Neenah, Inc.	499	17,036
Resolute Forest Products, Inc. (b)	1,360	17,354
Sylvamo Corp.	1,040	33,987
		244,992

TOTAL MATERIALS		8,025,797

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust (SBI)	2,602	40,643
Agree Realty Corp.	2,149	155,007
Alexander & Baldwin, Inc.	2,145	38,503
Alexanders, Inc.	67	14,885
American Assets Trust, Inc.	1,556	46,213
American Campus Communities, Inc.	4,127	266,068
American Homes 4 Rent Class A	8,756	310,313
Americold Realty Trust	7,893	237,106
Apartment Income (REIT) Corp.	4,653	193,565
Apartment Investment & Management Co. Class A (a)	4,657	29,805
Apple Hospitality (REIT), Inc.	6,356	93,243
Armada Hoffler Properties, Inc.	2,094	26,887
Ashford Hospitality Trust, Inc. (a)	1,047	6,261
Bluerock Residential Growth (REIT), Inc.	833	21,900
Braemar Hotels & Resorts, Inc.	1,745	7,486
Brandywine Realty Trust (SBI)	5,167	49,810
Brixmor Property Group, Inc.	8,820	178,252
Broadstone Net Lease, Inc.	4,889	100,273
Camden Property Trust (SBI)	3,025	406,802
CareTrust (REIT), Inc.	2,865	52,831
CatchMark Timber Trust, Inc.	1,615	16,247
CBL & Associates Properties, Inc.	761	17,876
Cedar Realty Trust, Inc.	373	10,739
Centerspace	454	37,024
Chatham Lodging Trust (a)	1,399	14,620
City Office REIT, Inc.	1,322	17,120
Community Healthcare Trust, Inc.	727	26,325
Corporate Office Properties Trust (SBI)	3,375	88,391
Cousins Properties, Inc.	4,434	129,606
CTO Realty Growth, Inc.	169	10,329
CubeSmart	6,464	276,142
DiamondRock Hospitality Co. (a)	6,348	52,117
Diversified Healthcare Trust (SBI)	7,194	13,093
Douglas Emmett, Inc.	5,202	116,421
Easterly Government Properties, Inc.	2,592	49,352
EastGroup Properties, Inc.	1,207	186,276
Empire State Realty Trust, Inc.	4,163	29,266
EPR Properties	2,219	104,138
Equity Commonwealth (a)	3,375	92,914
Equity Lifestyle Properties, Inc.	5,107	359,890
Essential Properties Realty Trust, Inc.	3,650	78,439
Farmland Partners, Inc.	833	11,495
Federal Realty Investment Trust (SBI)	2,096	200,671
First Industrial Realty Trust, Inc.	3,873	183,890
Four Corners Property Trust, Inc.	2,309	61,396
Franklin Street Properties Corp.	2,688	11,209
Gaming & Leisure Properties	6,945	318,498
Getty Realty Corp.	1,243	32,940
Gladstone Commercial Corp.	1,188	22,382
Gladstone Land Corp.	909	20,143
Global Medical REIT, Inc.	1,862	20,910
Global Net Lease, Inc.	3,141	44,477
Healthcare Realty Trust, Inc.	4,386	119,299
Healthcare Trust of America, Inc.	6,567	183,285
Hersha Hospitality Trust (a)	920	9,025
Highwoods Properties, Inc. (SBI)	3,124	106,810
Hudson Pacific Properties, Inc.	4,526	67,166
Independence Realty Trust, Inc.	6,553	135,844
Indus Realty Trust, Inc.	220	13,059
Industrial Logistics Properties Trust	1,935	27,245
InvenTrust Properties Corp. (b)	1,997	51,503
Iron Mountain, Inc.	8,540	415,813
iStar Financial, Inc.	2,023	27,735
JBG SMITH Properties	3,363	79,501
Kilroy Realty Corp.	3,111	162,799
Kimco Realty Corp.	18,233	360,466
Kite Realty Group Trust	6,483	112,091
Lamar Advertising Co. Class A	2,566	225,731
Life Storage, Inc.	2,424	270,664
LTC Properties, Inc.	1,176	45,147
LXP Industrial Trust (REIT)	8,422	90,452
Medical Properties Trust, Inc.	17,654	269,577
National Health Investors, Inc.	1,372	83,157
National Retail Properties, Inc.	5,226	224,718
National Storage Affiliates Trust	2,441	122,221
Necessity Retail (REIT), Inc./The	3,766	27,416
NETSTREIT Corp.	1,230	23,210
NexPoint Residential Trust, Inc.	690	43,132
Office Properties Income Trust	1,449	28,908
Omega Healthcare Investors, Inc.	7,077	199,501
One Liberty Properties, Inc.	474	12,315
Orion Office (REIT), Inc.	1,692	18,544
Outfront Media, Inc.	4,316	73,156
Paramount Group, Inc.	4,798	34,690
Park Hotels & Resorts, Inc.	7,023	95,302
Pebblebrook Hotel Trust	3,900	64,623
Phillips Edison & Co., Inc. (b)	3,382	112,993
Physicians Realty Trust	6,608	115,310
Piedmont Office Realty Trust, Inc. Class A	3,687	48,373
Plymouth Industrial REIT, Inc.	1,095	19,206
Postal Realty Trust, Inc.	607	9,044
Potlatch Corp.	2,060	91,031
PS Business Parks, Inc.	614	114,910
Rayonier, Inc.	4,301	160,771
Regency Centers Corp.	4,559	270,394
Retail Opportunity Investments Corp.	3,638	57,408
Rexford Industrial Realty, Inc.	4,757	273,956
RLJ Lodging Trust	4,997	55,117
RPT Realty	2,531	24,880
Ryman Hospitality Properties, Inc. (a)	1,627	123,701
Sabra Health Care REIT, Inc.	6,820	95,275
Safehold, Inc.	454	16,058
Saul Centers, Inc.	401	18,891
Service Properties Trust	4,856	25,397
SITE Centers Corp.	5,372	72,361
SL Green Realty Corp.	1,906	87,962
Spirit Realty Capital, Inc.	3,814	144,093
Stag Industrial, Inc.	5,242	161,873
Store Capital Corp.	7,328	191,114
Summit Hotel Properties, Inc. (a)	3,148	22,886
Sunstone Hotel Investors, Inc. (a)	6,584	65,313
Tanger Factory Outlet Centers, Inc.	3,134	44,565
Terreno Realty Corp.	2,251	125,448
The Macerich Co.	6,244	54,385
UMH Properties, Inc.	1,421	25,095
Uniti Group, Inc.	6,977	65,723
Universal Health Realty Income Trust (SBI)	403	21,444
Urban Edge Properties	3,237	49,235
Urstadt Biddle Properties, Inc. Class A	930	15,066
Veris Residential, Inc. (a)	2,362	31,273
Vornado Realty Trust	4,706	134,545
Washington REIT (SBI)	2,501	53,296
Whitestone REIT Class B	1,386	14,900
Xenia Hotels & Resorts, Inc. (a)	3,338	48,501
		11,816,087
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	3,369	33,117
Cushman & Wakefield PLC (a)	4,388	66,873
Digitalbridge Group, Inc. (a)	15,293	74,630
Doma Holdings, Inc. Class A (a)(b)	5,234	5,391
Douglas Elliman, Inc.	2,000	9,580
eXp World Holdings, Inc. (b)	1,949	22,940
Forestar Group, Inc. (a)	578	7,913
Howard Hughes Corp. (a)	1,223	83,225
Jones Lang LaSalle, Inc. (a)	1,489	260,367
Kennedy-Wilson Holdings, Inc.	3,515	66,574
Marcus & Millichap, Inc.	742	27,447
Newmark Group, Inc.	4,885	47,238
Offerpad Solutions, Inc. (a)(b)	2,123	4,628
Opendoor Technologies, Inc. (a)(b)	11,486	54,099
RE/MAX Holdings, Inc.	518	12,701
Redfin Corp. (a)(b)	3,186	26,253
Seritage Growth Properties (a)	1,110	5,783
The RMR Group, Inc.	441	12,502
The St. Joe Co.	964	38,136
WeWork, Inc. (a)(b)	6,157	30,908
Zillow Group, Inc.:
Class A (a)	2,342	74,499
Class C (a)(b)	3,740	118,745
		1,083,549

TOTAL REAL ESTATE		12,899,636

UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	1,538	90,404
Avangrid, Inc. (b)	2,037	93,946
Hawaiian Electric Industries, Inc.	3,233	132,230
IDACORP, Inc.	1,492	158,033
MGE Energy, Inc.	1,075	83,667
NRG Energy, Inc.	7,232	276,045
OGE Energy Corp.	5,887	227,003
Otter Tail Corp.	1,234	82,838
Pinnacle West Capital Corp.	3,326	243,197
PNM Resources, Inc.	2,531	120,931
Portland General Electric Co.	2,639	127,543
		1,635,837
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	511	66,200
National Fuel Gas Co.	2,693	177,873
New Jersey Resources Corp.	2,800	124,684
Northwest Natural Holding Co.	932	49,489
ONE Gas, Inc.	1,581	128,361
South Jersey Industries, Inc.	3,327	113,584
Southwest Gas Corp.	1,944	169,284
Spire, Inc.	1,532	113,935
UGI Corp.	6,187	238,880
		1,182,290
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	946	30,244
Class C	2,489	86,717
Ormat Technologies, Inc. (b)	1,324	103,735
Sunnova Energy International, Inc. (a)	2,705	49,853
Vistra Corp.	14,224	325,018
		595,567
Multi-Utilities - 0.4%
Avista Corp.	2,104	91,545
Black Hills Corp.	1,879	136,735
NiSource, Inc.	11,576	341,376
NorthWestern Energy Corp. (b)	1,596	94,052
Unitil Corp.	463	27,187
		690,895
Water Utilities - 0.4%
American States Water Co.	1,093	89,090
California Water Service Group	1,563	86,825
Essential Utilities, Inc.	6,782	310,955
Middlesex Water Co.	511	44,804
SJW Corp.	798	49,803
York Water Co.	384	15,525
		597,002

TOTAL UTILITIES		4,701,591

TOTAL COMMON STOCKS
(Cost $159,311,586)		147,490,029
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e)
(Cost $297,885)	300,000	295,759
	Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund 1.58% (f)	3,247,317	$3,247,966
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	13,867,869	13,869,255
TOTAL MONEY MARKET FUNDS
(Cost $17,117,221)		17,117,221
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $176,726,692)		164,903,009
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(13,656,447)
NET ASSETS - 100%		$151,246,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	22	Sept. 2022	$1,878,800	$13,048	$13,048
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sept. 2022	1,814,400	(27,703)	(27,703)
TOTAL FUTURES CONTRACTS					$(14,655)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,164 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $295,759.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$3,371,665	$27,000,592	$27,124,291	$8,318	$--	$--	$3,247,966	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	6,532,852	27,312,323	19,975,920	46,196	--	--	13,869,255	0.0%
Total	$9,904,517	$54,312,915	$47,100,211	$54,514	$--	$--	$17,117,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,692,967	$4,692,634	$--	$333
Consumer Discretionary	18,452,059	18,452,010	--	49
Consumer Staples	5,875,903	5,875,850	53	--
Energy	6,127,421	6,127,421	--	--
Financials	24,607,258	24,607,258	--	--
Health Care	18,668,759	18,665,296	--	3,463
Industrials	24,811,691	24,811,691	--	--
Information Technology	18,626,947	18,626,947	--	--
Materials	8,025,797	8,025,797	--	--
Real Estate	12,899,636	12,899,636	--	--
Utilities	4,701,591	4,701,591	--	--
U.S. Government and Government Agency Obligations	295,759	--	295,759	--
Money Market Funds	17,117,221	17,117,221	--	--
Total Investments in Securities:	$164,903,009	$164,603,352	$295,812	$3,845
Derivative Instruments:
Assets
Futures Contracts	$13,048	$13,048	$--	$--
Total Assets	$13,048	$13,048	$--	$--
Liabilities
Futures Contracts	$(27,703)	$(27,703)	$--	$--
Total Liabilities	$(27,703)	$(27,703)	$--	$--
Total Derivative Instruments:	$(14,655)	$(14,655)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,048	$(27,703)
Total Equity Risk	13,048	(27,703)
Total Value of Derivatives	$13,048	$(27,703)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,168,300) — See accompanying schedule: Unaffiliated issuers (cost $159,609,471)	$147,785,788
Fidelity Central Funds (cost $17,117,221)	17,117,221
Total Investment in Securities (cost $176,726,692)		$164,903,009
Foreign currency held at value (cost $51,742)		51,615
Receivable for fund shares sold		130,446
Dividends receivable		174,070
Distributions receivable from Fidelity Central Funds		21,812
Total assets		165,280,952
Liabilities
Payable to custodian bank	$2,732
Payable for fund shares redeemed	109,622
Accrued management fee	9,243
Distribution and service plan fees payable	3,087
Payable for daily variation margin on futures contracts	32,500
Other affiliated payables	7,926
Collateral on securities loaned	13,869,280
Total liabilities		14,034,390
Net Assets		$151,246,562
Net Assets consist of:
Paid in capital		$160,677,843
Total accumulated earnings (loss)		(9,431,281)
Net Assets		$151,246,562
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($124,431,223 ÷ 11,245,173 shares)		$11.07
Service Class:
Net Asset Value, offering price and redemption price per share ($21,241,684 ÷ 1,923,479 shares)		$11.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,573,655 ÷ 505,238 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$1,199,683
Interest		1,034
Income from Fidelity Central Funds (including $46,196 from security lending)		54,514
Total income		1,255,231
Expenses
Management fee	$60,870
Transfer agent fees	52,174
Distribution and service plan fees	19,173
Independent trustees' fees and expenses	303
Total expenses before reductions	132,520
Expense reductions	(10)
Total expenses after reductions		132,510
Net investment income (loss)		1,122,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,843,504
Foreign currency transactions	(10)
Futures contracts	(899,442)
Total net realized gain (loss)		2,944,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(45,999,328)
Assets and liabilities in foreign currencies	(128)
Futures contracts	(154,147)
Total change in net unrealized appreciation (depreciation)		(46,153,603)
Net gain (loss)		(43,209,551)
Net increase (decrease) in net assets resulting from operations		$(42,086,830)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,122,721	$2,122,591
Net realized gain (loss)	2,944,052	11,456,818
Change in net unrealized appreciation (depreciation)	(46,153,603)	14,623,524
Net increase (decrease) in net assets resulting from operations	(42,086,830)	28,202,933
Distributions to shareholders	(746,894)	(12,016,253)
Share transactions - net increase (decrease)	2,710,989	57,075,640
Total increase (decrease) in net assets	(40,122,735)	73,262,320
Net Assets
Beginning of period	191,369,297	118,106,977
End of period	$151,246,562	$191,369,297

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$12.52	$10.87	$8.82	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.18	.13	.15	.11
Net realized and unrealized gain (loss)	(3.14)	2.44	1.66	2.13	(1.21)
Total from investment operations	(3.06)	2.62	1.79	2.28	(1.10)
Distributions from net investment income	–	(.18)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.06)	(.77)	–	(.11)	–
Total distributions	(.06)	(.95)	(.14)	(.23)	(.08)
Net asset value, end of period	$11.07	$14.19	$12.52	$10.87	$8.82
Total ReturnD,E,F	(21.66)%	21.24%	16.46%	25.88%	(10.99)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.13%I	.13%	.13%	.13%	.13%I
Expenses net of fee waivers, if any	.13%I	.13%	.13%	.13%	.13%I
Expenses net of all reductions	.13%I	.13%	.13%	.13%	.13%I
Net investment income (loss)	1.31%I	1.20%	1.34%	1.47%	1.57%I
Supplemental Data
Net assets, end of period (000 omitted)	$124,431	$160,811	$95,143	$73,052	$30,342
Portfolio turnover rateJ	27%I	27%	46%	17%	11%I

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$12.50	$10.86	$10.44
Income from Investment Operations
Net investment income (loss)B,C	.08	.16	.13	.12
Net realized and unrealized gain (loss)	(3.15)	2.45	1.65	.53
Total from investment operations	(3.07)	2.61	1.78	.65
Distributions from net investment income	–	(.17)	(.14)	(.12)
Distributions from net realized gain	(.06)	(.77)	–	(.11)
Total distributions	(.06)	(.94)	(.14)	(.23)
Net asset value, end of period	$11.04	$14.17	$12.50	$10.86
Total ReturnD,E,F	(21.76)%	21.16%	16.37%	6.24%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.23%I	.23%	.23%	.23%I
Expenses net of fee waivers, if any	.23%I	.23%	.23%	.23%I
Expenses net of all reductions	.23%I	.23%	.23%	.23%I
Net investment income (loss)	1.21%I	1.10%	1.24%	1.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,242	$23,331	$18,141	$2,133
Portfolio turnover rateJ	27%I	27%	46%	17%I

 A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.16	$12.50	$10.87	$8.83	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.07	.14	.11	.12	.10
Net realized and unrealized gain (loss)	(3.14)	2.44	1.65	2.12	(1.21)
Total from investment operations	(3.07)	2.58	1.76	2.24	(1.11)
Distributions from net investment income	–	(.15)	(.13)	(.10)	(.06)
Distributions from net realized gain	(.06)	(.77)	–	(.11)	–
Total distributions	(.06)	(.92)	(.13)	(.20)D	(.06)
Net asset value, end of period	$11.03	$14.16	$12.50	$10.87	$8.83
Total ReturnE,F,G	(21.78)%	20.93%	16.19%	25.44%	(11.09)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.38%J	.38%	.38%	.38%	.38%J
Expenses net of fee waivers, if any	.38%J	.38%	.38%	.38%	.38%J
Expenses net of all reductions	.38%J	.38%	.38%	.38%	.38%J
Net investment income (loss)	1.06%J	.95%	1.09%	1.22%	1.32%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,574	$7,228	$4,824	$1,134	$883
Portfolio turnover rateK	27%J	27%	46%	17%	11%J

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
10.2

Market Sectors as of June 30, 2022

% of fund's net assets
Financials	21.2
Industrials	11.4
Consumer Discretionary	11.1
Information Technology	10.4
Health Care	9.7
Consumer Staples	7.8
Materials	7.5
Communication Services	6.3
Energy	5.6
Utilities	2.9
Real Estate	1.9

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
Japan	15.6%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.0%
France	5.7%
Cayman Islands	5.6%
Australia	4.9%
Germany	4.5%
United States of America*	4.1%
Other	36.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

VIP International Index Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 4.9%
AGL Energy Ltd.	9,422	$53,654
Allkem Ltd. (a)	8,559	60,910
ALS Ltd.	7,222	53,240
Altium Ltd.	1,735	32,227
Alumina Ltd.	33,444	33,819
AMP Ltd. (a)	46,543	30,681
Ampol Ltd.	3,416	80,711
Ansell Ltd.	1,821	27,954
APA Group unit	17,178	133,630
ARB Corp. Ltd.	1,073	20,916
Aristocrat Leisure Ltd.	9,742	231,185
ASX Ltd.	2,806	158,259
Atlas Arteria Ltd. unit	13,724	76,352
Aurizon Holdings Ltd.	26,328	69,057
Australia & New Zealand Banking Group Ltd.	40,798	621,383
Bank of Queensland Ltd.	9,367	43,125
Beach Energy Ltd.	22,717	27,049
Bendigo & Adelaide Bank Ltd.	8,332	52,163
BHP Group Ltd.	73,382	2,089,392
BlueScope Steel Ltd.	7,216	79,195
Brambles Ltd.	20,876	154,327
Breville Group Ltd.	1,353	16,801
carsales.com Ltd. (a)	976	12,389
carsales.com Ltd.	4,060	51,536
Challenger Ltd.	8,192	38,677
Charter Hall Group unit	7,056	52,746
Cleanaway Waste Management Ltd.	29,567	51,430
Cochlear Ltd.	958	131,392
Coles Group Ltd.	19,401	238,503
Commonwealth Bank of Australia	24,718	1,542,027
Computershare Ltd.	8,330	141,675
Crown Ltd. (a)	5,361	48,476
CSL Ltd.	6,945	1,289,512
CSR Ltd.	6,809	19,082
Dexus unit	15,815	96,937
Dominos Pizza Enterprises Ltd.	899	42,196
Downer EDI Ltd.	9,780	34,091
Endeavour Group Ltd.	18,602	97,199
Evolution Mining Ltd.	26,154	42,966
Fortescue Metals Group Ltd.	24,584	297,468
Goodman Group unit	24,735	304,588
Harvey Norman Holdings Ltd.	9,167	23,475
IDP Education Ltd.	2,984	49,062
IGO Ltd.	9,623	66,024
Iluka Resources Ltd.	6,031	39,298
Incitec Pivot Ltd.	27,737	63,371
Insurance Australia Group Ltd.	36,007	108,363
JB Hi-Fi Ltd.	1,646	43,696
Lendlease Group unit	9,829	61,807
Lynas Rare Earths Ltd. (a)	13,250	80,088
Macquarie Group Ltd.	5,231	593,996
Magellan Financial Group Ltd.	2,016	17,979
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	128
Medibank Private Ltd.	40,502	90,859
Metcash Ltd.	13,697	40,086
Mineral Resources Ltd.	2,434	81,097
Mirvac Group unit	58,986	80,412
National Australia Bank Ltd.	46,951	890,324
Newcrest Mining Ltd.	12,994	185,115
NEXTDC Ltd. (a)	6,511	47,818
Nine Entertainment Co. Holdings Ltd.	20,664	26,031
Northern Star Resources Ltd.	17,007	80,295
Orica Ltd.	6,028	65,616
Origin Energy Ltd.	25,763	101,896
OZ Minerals Ltd.	4,780	58,597
Pilbara Minerals Ltd. (a)	37,409	59,131
Qantas Airways Ltd. (a)	13,148	40,567
QBE Insurance Group Ltd.	21,455	179,933
Qube Holdings Ltd.	27,264	51,376
Ramsay Health Care Ltd.	2,693	136,142
REA Group Ltd.	739	57,044
Reece Ltd.	4,230	40,234
Reliance Worldwide Corp. Ltd.	11,230	31,316
Rio Tinto Ltd.	5,400	382,799
Santos Ltd.	44,394	225,086
Scentre Group unit	76,154	136,144
SEEK Ltd.	5,063	73,389
Seven Group Holdings Ltd.	2,220	25,452
Sonic Healthcare Ltd.	6,976	158,949
South32 Ltd.	67,604	183,855
Steadfast Group Ltd.	13,908	48,192
Stockland Corp. Ltd. unit	35,789	89,179
Suncorp Group Ltd.	18,359	139,142
Tabcorp Holdings Ltd.	32,613	23,974
Telstra Corp. Ltd.	59,885	159,142
The GPT Group unit	28,553	83,171
The Lottery Corp. (a)	31,750	99,058
The Star Entertainment Group Ltd. (a)	12,113	23,327
Transurban Group unit	44,649	443,177
Treasury Wine Estates Ltd.	10,617	83,177
Vicinity Centres unit	55,201	69,918
Washington H. Soul Pattinson & Co. Ltd.	3,525	57,276
Wesfarmers Ltd.	16,446	475,684
Westpac Banking Corp.	50,719	682,671
Whitehaven Coal Ltd.	14,109	47,135
WiseTech Global Ltd.	2,320	60,612
Woodside Energy Group Ltd.	27,370	601,526
Woolworths Group Ltd.	17,594	432,336
WorleyParsons Ltd.	5,266	51,760

TOTAL AUSTRALIA		17,026,227

Austria - 0.2%
Andritz AG	1,024	41,250
AT&S Austria Technologie & Systemtechnik AG	345	18,439
BAWAG Group AG (b)	1,120	47,136
CA Immobilien Anlagen AG	653	20,700
Erste Group Bank AG	4,964	126,142
Lenzing AG	180	14,543
Mayr-Melnhof Karton AG	128	21,730
Oesterreichische Post AG	489	13,939
OMV AG	2,109	98,925
Raiffeisen International Bank-Holding AG	1,860	20,155
Verbund AG	972	95,087
Voestalpine AG	1,575	33,473
Wienerberger AG	1,636	35,112

TOTAL AUSTRIA		586,631

Bailiwick of Jersey - 0.5%
Experian PLC	14,063	412,901
Ferguson PLC	3,373	377,255
Glencore Xstrata PLC	158,502	858,516
WPP PLC	17,725	179,045

TOTAL BAILIWICK OF JERSEY		1,827,717

Belgium - 0.6%
Ackermans & Van Haaren SA	332	49,579
Aedifica SA	537	51,492
Ageas	2,651	116,625
Anheuser-Busch InBev SA NV	12,596	678,319
Cofinimmo SA	419	45,490
Colruyt NV	810	22,027
D'ieteren Group	339	49,594
ELIA GROUP SA/NV	513	72,683
Galapagos NV (a)	692	38,369
Groupe Bruxelles Lambert SA	1,505	125,668
KBC Group NV	4,896	275,454
Melexis NV	277	19,870
Proximus	2,215	32,648
Sofina SA	225	45,979
Solvay SA Class A	1,073	86,943
UCB SA	1,840	155,492
Umicore SA	2,908	101,937
Warehouses de Pauw	2,005	63,034

TOTAL BELGIUM		2,031,203

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	56,000	38,538
AutoStore Holdings Ltd. (b)	12,403	17,629
China Gas Holdings Ltd.	34,600	53,442
China Resource Gas Group Ltd.	14,000	65,211
CK Infrastructure Holdings Ltd.	8,500	52,104
Credicorp Ltd. (United States)	926	111,037
Golar LNG Ltd. (a)	1,403	31,918
Hiscox Ltd.	5,031	57,715
Hongkong Land Holdings Ltd.	16,615	83,407
Jardine Matheson Holdings Ltd.	3,703	194,630
Kunlun Energy Co. Ltd.	56,000	45,889
Nine Dragons Paper (Holdings) Ltd.	23,000	19,463
Orient Overseas International Ltd.	2,500	66,269

TOTAL BERMUDA		837,252

Brazil - 1.0%
3R Petroleum Oleo e Gas SA (a)	2,200	14,776
Ambev SA	64,400	164,893
Americanas SA	8,898	22,834
Armac Locacao Logistica e Servicos SA	3,800	8,815
Atacadao SA	5,900	18,793
B3 SA - Brasil Bolsa Balcao	89,300	187,014
Banco Bradesco SA	24,794	68,127
Banco BTG Pactual SA unit	16,500	70,339
Banco do Brasil SA	21,000	133,942
BB Seguridade Participacoes SA	10,100	50,100
BR Malls Participacoes SA	11,500	16,524
BRF SA (a)	10,700	27,785
CCR SA	15,800	37,829
Centrais Eletricas Brasileiras SA (Electrobras)	5,186	45,781
Cogna Educacao (a)	22,400	9,160
Companhia Brasileira de Aluminio	6,900	15,268
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,100	41,095
Companhia Paranaense de Energia-COPEL unit	3,400	21,725
Companhia Siderurgica Nacional SA (CSN)	9,300	27,437
Compania de Locacao das Americas	4,600	20,840
Cosan SA	16,900	58,772
Cyrela Brazil Realty SA	3,600	8,131
Embraer SA (a)	9,700	21,204
Energisa SA unit	3,500	26,985
Eneva SA (a)	15,000	42,333
ENGIE Brasil Energia SA	3,850	30,382
Equatorial Energia SA	13,000	56,735
Hapvida Participacoes e Investimentos SA (b)	58,000	60,622
Hypera SA	6,000	43,612
JBS SA	10,200	61,569
Klabin SA unit	11,500	44,388
Localiza Rent A Car SA	8,530	85,423
Locaweb Servicos de Internet SA (a)(b)	6,000	6,443
Lojas Renner SA	14,197	61,362
Magazine Luiza SA	38,920	17,402
Marfrig Global Foods SA	4,700	10,876
Multiplan Empreendimentos Imobiliarios SA	3,800	15,938
Natura & Co. Holding SA (a)	12,193	31,266
Oi SA (a)	76,200	8,154
Petro Rio SA (a)	9,500	39,917
Petroleo Brasileiro SA - Petrobras (ON)	52,200	304,615
Raia Drogasil SA	15,500	56,865
Rede D'Oregon Sao Luiz SA (b)	10,600	58,697
Rumo SA	17,600	53,707
Sendas Distribuidora SA	11,200	30,539
Sul America SA unit	4,028	17,010
Suzano Papel e Celulose SA	11,479	108,990
Telefonica Brasil SA	6,500	58,449
TIM SA	11,400	27,795
Totvs SA	7,500	33,334
Transmissora Alianca de Energia Eletrica SA unit	3,400	25,090
Ultrapar Participacoes SA	10,300	24,227
Vale SA	58,101	849,958
Via S/A (a)	18,851	6,916
Vibra Energia SA	16,900	53,960
Weg SA	21,600	109,167
YDUQS Participacoes SA	3,900	9,740

TOTAL BRAZIL		3,563,650

British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	2,238	44,738
VK Co. Ltd. GDR (Reg. S) (a)(c)	1,767	594

TOTAL BRITISH VIRGIN ISLANDS		45,332

Canada - 7.8%
Agnico Eagle Mines Ltd. (Canada)	6,602	302,198
Air Canada (a)	4,811	59,951
Alamos Gold, Inc.	5,594	39,243
Algonquin Power & Utilities Corp.	9,897	133,016
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	12,050	470,036
AltaGas Ltd.	4,004	84,485
ARC Resources Ltd.	10,086	127,172
B2Gold Corp.	15,098	51,140
Ballard Power Systems, Inc. (a)	3,569	22,542
Bank of Montreal	9,658	928,735
Bank of Nova Scotia	17,440	1,032,147
Barrick Gold Corp. (Canada)	25,834	456,791
Bausch Health Cos., Inc. (Canada) (a)	4,125	34,482
BCE, Inc.	4,369	214,750
BlackBerry Ltd. (a)	7,333	39,536
Boralex, Inc. Class A	1,277	42,540
Boyd Group Services, Inc.	307	33,071
Brookfield Asset Management, Inc. (Canada) Class A	21,169	941,685
Brookfield Renewable Corp.	1,824	64,971
BRP, Inc.	582	35,819
CAE, Inc. (a)	4,659	114,810
Cameco Corp.	5,816	122,266
Canadian Apartment Properties (REIT) unit	1,217	42,376
Canadian Imperial Bank of Commerce	13,053	633,890
Canadian National Railway Co.	8,742	983,339
Canadian Natural Resources Ltd.	16,927	909,603
Canadian Pacific Railway Ltd.	13,476	941,289
Canadian Tire Ltd. Class A (non-vtg.)	833	105,096
Canadian Utilities Ltd. Class A (non-vtg.)	1,792	53,445
Capital Power Corp.	1,691	59,130
Cargojet, Inc.	248	27,457
CCL Industries, Inc. Class B	2,163	102,235
Cenovus Energy, Inc. (Canada)	18,277	347,734
CGI, Inc. Class A (sub. vtg.) (a)	3,141	250,216
Colliers International Group, Inc.	468	51,276
Constellation Software, Inc.	285	423,087
Descartes Systems Group, Inc. (Canada) (a)	1,212	75,317
Dollarama, Inc.	4,043	232,805
Element Fleet Management Corp.	5,856	61,053
Emera, Inc.	3,781	177,124
Empire Co. Ltd. Class A (non-vtg.)	2,374	73,127
Enbridge, Inc.	29,375	1,240,541
Fairfax Financial Holdings Ltd. (sub. vtg.)	365	193,417
Finning International, Inc.	2,285	48,089
First Majestic Silver Corp.	3,183	22,824
First Quantum Minerals Ltd.	8,028	152,302
FirstService Corp.	560	67,929
Fortis, Inc.	6,910	326,657
Franco-Nevada Corp.	2,777	365,290
George Weston Ltd.	1,025	119,740
GFL Environmental, Inc.	2,079	53,558
Gildan Activewear, Inc.	2,750	79,154
Great-West Lifeco, Inc.	3,947	96,375
Hydro One Ltd. (b)	4,463	120,000
iA Financial Corp, Inc.	1,542	76,693
Imperial Oil Ltd.	3,147	148,353
Intact Financial Corp.	2,547	359,255
Ivanhoe Mines Ltd. (a)	7,975	45,910
Keyera Corp.	3,175	72,518
Kinaxis, Inc. (a)	391	42,211
Kinross Gold Corp.	18,746	66,700
Lightspeed Commerce, Inc. (Canada) (a)	1,906	42,497
Loblaw Companies Ltd.	2,370	213,746
Lundin Mining Corp.	9,131	57,885
Magna International, Inc. Class A (sub. vtg.)	4,036	221,616
Manulife Financial Corp.	28,231	489,524
MEG Energy Corp. (a)	4,451	61,620
Methanex Corp.	1,104	42,172
Metro, Inc.	3,513	188,559
National Bank of Canada	4,900	321,553
Northland Power, Inc.	3,263	97,140
Nutrien Ltd.	7,996	636,785
Nuvei Corp. (a)(b)	924	33,394
Onex Corp. (sub. vtg.)	1,068	53,184
Open Text Corp.	3,943	149,149
Pan American Silver Corp.	3,006	59,128
Parkland Corp.	2,287	62,114
Pembina Pipeline Corp.	8,026	283,703
Power Corp. of Canada (sub. vtg.) (d)	8,345	214,719
Premium Brands Holdings Corp.	510	36,962
Quebecor, Inc. Class B (sub. vtg.)	2,329	49,775
Restaurant Brands International, Inc. (d)	4,535	227,490
Ritchie Bros. Auctioneers, Inc.	1,622	105,533
Rogers Communications, Inc. Class B (non-vtg.)	5,121	245,388
Royal Bank of Canada	20,561	1,990,928
Saputo, Inc.	3,433	74,864
Shaw Communications, Inc. Class B	6,571	193,628
Shopify, Inc. Class A (a)	16,550	517,123
SNC-Lavalin Group, Inc.	2,516	43,276
SSR Mining, Inc.	3,023	50,493
Stantec, Inc.	1,596	69,918
Sun Life Financial, Inc.	8,506	389,748
Suncor Energy, Inc.	20,905	733,429
TC Energy Corp.	14,225	736,889
Teck Resources Ltd. Class B (sub. vtg.)	6,808	208,175
TELUS Corp.	6,612	147,270
TFI International, Inc. (Canada)	1,160	93,119
The Toronto-Dominion Bank	26,419	1,732,464
Thomson Reuters Corp. (d)	2,396	249,782
Tilray Brands, Inc. Class 2 (a)	4,833	15,079
TMX Group Ltd.	821	83,554
Toromont Industries Ltd.	1,208	97,676
Tourmaline Oil Corp.	4,461	231,957
Tricon Residential, Inc.	3,965	40,198
Waste Connections, Inc. (Canada)	3,778	468,434
West Fraser Timber Co. Ltd.	1,405	107,809
Wheaton Precious Metals Corp.	6,561	236,404
Whitecap Resources, Inc.	7,381	51,263
WSP Global, Inc.	1,087	122,904
Yamana Gold, Inc.	13,742	63,949

TOTAL CANADA		27,242,470

Cayman Islands - 5.6%
AAC Technology Holdings, Inc.	10,000	23,016
Airtac International Group	2,092	69,740
Alchip Technologies Ltd.	1,000	23,346
Alibaba Group Holding Ltd. sponsored ADR (a)	26,726	3,038,212
Anta Sports Products Ltd.	16,600	203,935
ASM Pacific Technology Ltd.	4,400	37,373
Autohome, Inc. ADR Class A	767	30,166
Baidu, Inc. sponsored ADR (a)	4,115	612,024
BeiGene Ltd. ADR (a)	764	123,653
Bilibili, Inc. ADR (a)(d)	3,211	82,202
BizLink Holding, Inc.	2,000	20,756
Chailease Holding Co. Ltd.	21,407	150,145
China Conch Environment Protection Holdings Ltd. (a)	23,000	16,004
China Conch Venture Holdings Ltd.	23,000	50,122
China Feihe Ltd. (b)	42,000	48,280
China Hongqiao Group Ltd.	32,500	36,738
China Literature Ltd. (a)(b)	6,200	29,946
China Medical System Holdings Ltd.	19,000	29,638
China Meidong Auto Holding Ltd.	8,000	25,182
China Mengniu Dairy Co. Ltd.	40,000	199,572
China Resources Land Ltd.	42,000	195,902
China Resources Mixc Lifestyle Services Ltd. (b)	8,445	41,866
China State Construction International Holdings Ltd.	26,000	28,761
ChinaSoft International Ltd.	38,000	38,887
Chow Tai Fook Jewellery Group Ltd.	32,200	60,569
CIFI Holdings Group Co. Ltd.	66,004	33,142
CK Asset Holdings Ltd.	28,634	202,527
CK Hutchison Holdings Ltd.	39,000	264,576
Country Garden Holdings Co. Ltd.	106,129	65,732
Country Garden Services Holdings Co. Ltd.	28,000	124,713
Daqo New Energy Corp. ADR (a)	848	60,530
ENN Energy Holdings Ltd.	11,000	180,698
ESR Cayman Ltd. (a)(b)	38,400	103,747
Futu Holdings Ltd. ADR (a)(d)	857	44,744
GDS Holdings Ltd. ADR (a)(d)	1,624	54,225
Geely Automobile Holdings Ltd.	74,000	168,242
General Interface Solution Holding Ltd.	3,000	7,720
Genscript Biotech Corp. (a)	16,000	58,011
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	32,299
Hengan International Group Co. Ltd.	9,500	44,614
Himax Technologies, Inc. sponsored ADR (d)	1,882	14,077
Huazhu Group Ltd. ADR (d)	2,100	80,010
HUTCHMED China Ltd. sponsored ADR (a)(d)	1,431	18,088
Innovent Biologics, Inc. (a)(b)	14,000	62,267
Inter & Co., Inc. unit (a)	7,741	20,634
iQIYI, Inc. ADR (a)(d)	4,940	20,748
JD Health International, Inc. (a)(b)	15,150	118,836
JD.com, Inc. sponsored ADR	15,151	972,997
JOYY, Inc. ADR	769	22,962
KE Holdings, Inc. ADR (a)	7,163	128,576
Kingboard Chemical Holdings Ltd.	9,500	35,957
Kingdee International Software Group Co. Ltd. (a)	38,000	89,106
Kingsoft Corp. Ltd.	13,800	53,816
Kuaishou Technology Class B (a)(b)	21,800	242,815
Li Ning Co. Ltd.	34,000	315,007
Longfor Properties Co. Ltd. (b)	23,000	108,598
Lufax Holding Ltd. ADR	7,959	47,754
Meituan Class B (a)(b)	58,600	1,462,321
Microport Scientific Corp.	9,800	28,413
Microport Scientific Corp. rights (a)	3	0
Minth Group Ltd.	10,000	27,272
NetEase, Inc. ADR	5,411	505,171
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,236	45,525
NIO, Inc. sponsored ADR (a)	19,468	422,845
PagSeguro Digital Ltd. (a)	3,048	31,212
Parade Technologies Ltd.	1,000	38,685
Pinduoduo, Inc. ADR (a)	6,365	393,357
Ping An Healthcare and Technology Co. Ltd. (a)(b)	6,700	19,852
Polaris Group (a)	4,714	18,316
Pop Mart International Group Ltd. (b)	10,200	49,266
RLX Technology, Inc. ADR (a)(d)	10,016	21,334
Sands China Ltd. (a)	35,600	84,930
Sea Ltd. ADR (a)	4,880	326,277
Shenzhou International Group Holdings Ltd.	11,600	141,585
Silicon Motion Tech Corp. sponsored ADR	516	43,189
Sino Biopharmaceutical Ltd.	147,250	93,265
SITC International Holdings Co. Ltd.	19,000	53,754
Smoore International Holdings Ltd. (b)	24,000	74,017
StoneCo Ltd. Class A (a)	3,226	24,840
Sunac China Holdings Ltd. (c)	43,000	21,333
Sunny Optical Technology Group Co. Ltd.	10,400	169,516
TAL Education Group ADR (a)	6,934	33,769
Tencent Holdings Ltd.	87,700	3,969,753
Tencent Music Entertainment Group ADR (a)	8,358	41,957
Tingyi (Cayman Islands) Holding Corp.	28,000	47,958
Tongcheng Travel Holdings Ltd. (a)	16,000	34,419
Topsports International Holdings Ltd. (b)	39,000	35,437
Trip.com Group Ltd. ADR (a)	7,139	195,966
Vipshop Holdings Ltd. ADR (a)	5,193	51,359
Want Want China Holdings Ltd.	86,000	74,746
Weibo Corp. sponsored ADR (a)	966	22,344
Weimob, Inc. (a)(b)	30,000	20,492
WH Group Ltd. (b)	111,000	85,724
Wharf Real Estate Investment Co. Ltd.	23,000	109,624
Wisdom Marine Lines Co. Ltd.	7,000	15,306
Wuxi Biologics (Cayman), Inc. (a)(b)	47,000	435,475
Xiaomi Corp. Class B (a)(b)	195,800	340,357
Xinyi Glass Holdings Ltd.	37,000	88,742
Xinyi Solar Holdings Ltd.	65,236	100,762
XP, Inc. Class A (a)	3,586	64,405
XPeng, Inc. ADR (a)	4,576	145,242
XTEP International Holdings Ltd.	18,739	33,911
Yadea Group Holdings Ltd. (b)	14,000	27,405
Zai Lab Ltd. ADR (a)	1,089	37,767
Zhen Ding Technology Holding Ltd.	9,000	31,184
Zhongsheng Group Holdings Ltd. Class H	8,500	59,958
ZTO Express, Inc. sponsored ADR	6,412	176,009

TOTAL CAYMAN ISLANDS		19,390,149

Chile - 0.1%
Banco de Chile	638,963	58,141
Banco de Credito e Inversiones	772	22,598
Banco Santander Chile	885,388	35,747
CAP SA	883	7,958
Cencosud SA	19,236	24,484
Compania Cervecerias Unidas SA	1,806	11,415
Compania Sud Americana de Vapores SA	225,704	20,166
Empresas CMPC SA	17,510	29,099
Empresas COPEC SA	4,808	35,471
Enel Americas SA	274,960	26,098
Enel Chile SA	360,580	8,153
Falabella SA	10,150	23,781
Parque Arauco SA	10,418	8,123
Quinenco SA	3,810	9,342

TOTAL CHILE		320,576

China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	446,000	168,242
Aluminum Corp. of China Ltd. (H Shares)	60,000	22,710
Anhui Conch Cement Co. Ltd. (H Shares)	17,000	73,661
Bank of China Ltd. (H Shares)	1,111,000	443,165
Bank of Communications Co. Ltd. (H Shares)	309,000	213,435
BYD Co. Ltd. (H Shares)	11,793	475,370
CGN Power Co. Ltd. (H Shares) (b)	151,000	36,563
China CITIC Bank Corp. Ltd. (H Shares)	133,000	59,493
China Construction Bank Corp. (H Shares)	1,497,000	1,005,402
China International Capital Corp. Ltd. (H Shares) (b)	21,200	45,173
China Life Insurance Co. Ltd. (H Shares)	108,000	188,540
China Longyuan Power Grid Corp. Ltd. (H Shares)	49,000	94,668
China Merchants Bank Co. Ltd. (H Shares)	54,500	364,639
China Minsheng Banking Corp. Ltd. (H Shares)	87,800	31,330
China National Building Materials Co. Ltd. (H Shares)	66,000	70,485
China Pacific Insurance (Group) Co. Ltd. (H Shares)	37,600	91,906
China Petroleum & Chemical Corp. (H Shares)	370,000	166,722
China Railway Group Ltd. (H Shares)	63,000	38,939
China Shenhua Energy Co. Ltd. (H Shares)	49,000	140,503
China Tower Corp. Ltd. (H Shares) (b)	624,000	80,318
China Vanke Co. Ltd. (H Shares)	24,300	61,069
CITIC Securities Co. Ltd. (H Shares)	26,675	59,627
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	48,000	67,044
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	8,800	44,635
Great Wall Motor Co. Ltd. (H Shares)	45,500	93,588
Guangzhou Automobile Group Co. Ltd. (H Shares)	40,800	39,465
Haier Smart Home Co. Ltd.	33,200	123,569
Haitong Securities Co. Ltd. (H Shares)	38,400	28,188
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	1,700	19,650
Huatai Securities Co. Ltd. (H Shares) (b)	24,000	35,602
Industrial & Commercial Bank of China Ltd. (H Shares)	954,000	569,203
New China Life Insurance Co. Ltd. (H Shares)	10,700	30,068
Nongfu Spring Co. Ltd. (H Shares) (b)	24,800	142,382
People's Insurance Co. of China Group Ltd. (H Shares)	115,000	35,174
PetroChina Co. Ltd. (H Shares)	308,000	144,454
PICC Property & Casualty Co. Ltd. (H Shares)	100,000	103,991
Ping An Insurance Group Co. of China Ltd. (H Shares)	86,500	595,401
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	136,000	107,978
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	34,800	40,447
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,000	25,915
Sinopharm Group Co. Ltd. (H Shares)	19,200	46,539
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	62,395
Weichai Power Co. Ltd. (H Shares)	28,000	44,461
WuXi AppTec Co. Ltd. (H Shares) (b)	5,452	72,607
Yankuang Energy Group Co. Ltd. (H Shares)	22,000	68,971
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	8,500	27,677
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	7,800	38,469
Zijin Mining Group Co. Ltd. (H Shares)	82,000	100,426

TOTAL CHINA		6,640,259

Colombia - 0.0%
BAC Holding International Corp. (a)	59,034	3,882
Bancolombia SA	4,430	35,791
Grupo Argos SA	4,615	16,742
Grupo de Inversiones Suramerica SA	1,815	17,226
Grupo Nutresa SA	1,715	16,359
Interconexion Electrica SA ESP	6,303	31,125

TOTAL COLOMBIA		121,125

Czech Republic - 0.0%
CEZ A/S	2,350	105,814
Komercni Banka A/S	1,078	30,251
MONETA Money Bank A/S (b)	6,491	23,563

TOTAL CZECH REPUBLIC		159,628

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	43	99,055
Series B	86	201,893
Ascendis Pharma A/S sponsored ADR (a)	720	66,931
Carlsberg A/S Series B	1,457	186,209
Chr. Hansen Holding A/S	1,500	109,179
Coloplast A/S Series B	1,724	196,984
Danske Bank A/S	9,917	140,143
Demant A/S (a)	1,438	53,954
DSV A/S	3,095	435,211
Genmab A/S (a)	960	311,467
GN Store Nord A/S	1,973	69,134
Novo Nordisk A/S Series B	23,890	2,649,458
Novozymes A/S Series B	3,047	182,883
ORSTED A/S (b)	2,745	289,114
Pandora A/S	1,462	91,973
Royal Unibrew A/S	589	52,149
SimCorp A/S	575	41,738
Tryg A/S	5,235	117,533
Vestas Wind Systems A/S	14,665	311,807

TOTAL DENMARK		5,606,815

Egypt - 0.0%
Commercial International Bank SAE	26,946	53,433
E-Finance for Digital & Financial Investments	5,407	3,883
EFG-Hermes Holding SAE	9,947	6,312

TOTAL EGYPT		63,628

Finland - 0.8%
Elisa Corp. (A Shares)	2,201	123,677
Fortum Corp.	6,349	95,244
Huhtamaki Oyj	1,360	53,873
Kesko Oyj	4,004	94,452
Kojamo OYJ	2,131	36,758
Kone OYJ (B Shares)	5,859	280,032
Metso Outotec Oyj	10,073	75,475
Neste OYJ	6,258	277,013
Nokia Corp.	78,641	364,505
Nokian Tyres PLC	1,798	19,652
Nordea Bank ABP	50,208	441,723
Orion Oyj (B Shares)	1,519	67,812
Sampo Oyj (A Shares)	7,308	319,368
Stora Enso Oyj (R Shares)	8,909	139,716
TietoEVRY Oyj	1,493	36,862
UPM-Kymmene Corp.	7,747	235,517
Valmet Corp.	1,894	46,465
Wartsila Corp.	6,949	54,107

TOTAL FINLAND		2,762,251

France - 5.7%
Air Liquide SA	7,566	1,018,405
Alstom SA	4,312	98,463
Arkema SA	935	83,207
AXA SA	29,814	680,998
BNP Paribas SA	16,461	787,362
Bouygues SA	3,187	98,057
Bureau Veritas SA	4,231	108,408
Capgemini SA	2,322	397,729
Carrefour SA	9,007	159,886
Compagnie de St. Gobain	7,599	328,347
Compagnie Generale des Etablissements Michelin SCA Series B	10,344	282,505
Credit Agricole SA	20,359	187,689
Danone SA	9,956	557,558
Dassault Systemes SA	10,040	371,890
Edenred SA	3,618	170,503
Eiffage SA	1,174	105,658
Engie SA	25,766	298,344
EssilorLuxottica SA	4,437	664,450
Euroapi SASU (a)	712	11,232
Gecina SA	806	75,174
Hermes International SCA	505	564,672
Kering SA	1,067	552,948
L'Oreal SA	3,416	1,186,054
Legrand SA	3,893	289,049
LVMH Moet Hennessy Louis Vuitton SE	3,875	2,374,902
Orange SA	27,286	321,527
Pernod Ricard SA	2,924	537,155
Publicis Groupe SA	3,442	169,279
Renault SA (a)	2,961	73,820
Safran SA	5,090	506,788
Sanofi SA	16,660	1,680,095
Sartorius Stedim Biotech	350	109,778
Schneider Electric SA	8,252	983,272
Societe Generale Series A	11,315	250,171
Sodexo SA	1,210	85,033
Teleperformance	853	262,181
Thales SA	1,550	190,127
TotalEnergies SE	35,547	1,871,086
Veolia Environnement SA	9,564	234,445
VINCI SA	7,468	670,339
Vivendi SA	11,939	121,311
Worldline SA (a)(b)	3,627	134,476

TOTAL FRANCE		19,654,373

Germany - 4.3%
adidas AG	2,595	460,952
Allianz SE	5,918	1,134,542
BASF AG	13,331	583,261
Bayer AG	14,249	850,899
Bayerische Motoren Werke AG (BMW)	4,621	358,223
Bechtle AG	1,164	47,585
Beiersdorf AG	1,428	146,537
BioNTech SE ADR	1,198	178,622
Brenntag SE	2,257	147,784
Carl Zeiss Meditec AG	525	62,665
Commerzbank AG (a)	14,473	101,406
Continental AG	1,580	110,898
Covestro AG (b)	2,853	99,138
Daimler Truck Holding AG (a)	7,163	186,986
Delivery Hero AG (a)(b)	2,723	102,727
Deutsche Bank AG	30,044	261,889
Deutsche Borse AG	2,749	461,631
Deutsche Post AG	14,398	543,613
Deutsche Telekom AG	49,111	976,781
E.ON AG	32,571	274,348
Evonik Industries AG	2,802	59,784
Evotec OAI AG (a)	2,340	56,401
Fresenius Medical Care AG & Co. KGaA	2,895	145,043
Fresenius SE & Co. KGaA	6,007	182,683
GEA Group AG	2,352	81,067
Hannover Reuck SE	878	127,434
HeidelbergCement AG	2,099	101,342
HelloFresh AG (a)	2,487	80,403
Henkel AG & Co. KGaA	1,553	95,417
Infineon Technologies AG	18,927	460,409
K+S AG	2,744	66,685
KION Group AG	1,024	42,867
Knorr-Bremse AG	947	54,239
Lanxess AG	1,231	44,093
LEG Immobilien AG	1,067	88,469
Mercedes-Benz Group AG (Germany)	12,091	702,225
Merck KGaA	1,874	317,870
MTU Aero Engines AG	784	142,711
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,032	480,664
Nemetschek Se	805	48,726
Puma AG	1,513	99,636
Rational AG	73	42,419
Rheinmetall AG	633	146,137
RWE AG	9,801	360,305
SAP SE	15,835	1,443,368
Scout24 AG (b)	1,195	61,350
Siemens AG	11,589	1,191,309
Siemens Energy AG	5,844	85,647
Siemens Healthineers AG (b)	4,077	207,871
Symrise AG	1,929	210,387
TAG Immobilien AG	2,078	23,715
Thyssenkrupp AG (a)	5,756	32,633
United Internet AG	1,464	41,776
Vonovia SE	11,867	367,171
Zalando SE (a)(b)	2,770	72,969

TOTAL GERMANY		14,855,712

Greece - 0.1%
Alpha Bank SA (a)	28,564	24,905
Eurobank Ergasias Services and Holdings SA (a)	36,390	32,644
Hellenic Telecommunications Organization SA	3,279	56,938
Jumbo SA	1,543	22,411
Motor Oil (HELLAS) Corinth Refineries SA	942	17,424
Mytilineos SA	1,434	21,039
National Bank of Greece SA (a)	7,849	23,220
OPAP SA	2,828	40,453
Piraeus Financial Holdings SA (a)	8,893	8,734
Public Power Corp. of Greece (a)	2,905	15,967
Terna Energy SA	834	14,998

TOTAL GREECE		278,733

Hong Kong - 1.8%
AIA Group Ltd.	175,200	1,914,335
Bank of East Asia Ltd.	19,997	28,135
BOC Hong Kong (Holdings) Ltd.	52,000	205,434
China Everbright International Ltd.	49,000	28,912
China Evergrande New Energy Vehicle Group Ltd. (a)(c)	50,000	20,390
China Merchants Holdings International Co. Ltd.	20,000	34,001
China Overseas Land and Investment Ltd.	54,000	170,668
China Power International Development Ltd.	79,000	50,138
China Resources Beer Holdings Co. Ltd.	22,000	164,016
China Resources Power Holdings Co. Ltd.	26,000	53,678
China Taiping Insurance Group Ltd.	19,200	23,686
CITIC Pacific Ltd.	92,000	93,210
CLP Holdings Ltd.	24,000	199,447
CSPC Pharmaceutical Group Ltd.	124,400	124,341
Fosun International Ltd.	34,000	31,414
Galaxy Entertainment Group Ltd.	29,000	172,962
Ganfeng Lithium Co. Ltd. (H Shares) (b)	5,880	64,706
Guangdong Investment Ltd.	42,000	44,426
Hang Lung Properties Ltd.	26,000	49,473
Hang Seng Bank Ltd.	10,500	185,330
Henderson Land Development Co. Ltd.	18,610	69,943
Hong Kong & China Gas Co. Ltd.	157,403	169,503
Hong Kong Exchanges and Clearing Ltd.	17,243	852,774
Hua Hong Semiconductor Ltd. (a)(b)	11,000	39,812
Lenovo Group Ltd.	102,000	95,282
Link (REIT)	30,522	248,943
MTR Corp. Ltd.	22,348	116,770
New World Development Co. Ltd.	20,250	72,646
Power Assets Holdings Ltd.	20,000	125,784
Sino Land Ltd.	45,257	66,789
Sun Hung Kai Properties Ltd.	22,000	260,481
Techtronic Industries Co. Ltd.	25,000	261,054
Vitasoy International Holdings Ltd.	14,000	24,479
Wharf Holdings Ltd.	20,000	72,896

TOTAL HONG KONG		6,135,858

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	8,624	66,515
OTP Bank PLC	3,249	72,325
Richter Gedeon PLC	1,875	33,849

TOTAL HUNGARY		172,689

India - 3.0%
Adani Enterprises Ltd.	4,005	111,120
Adani Ports & Special Economic Zone Ltd.	10,856	92,393
Apollo Hospitals Enterprise Ltd.	1,432	66,799
Asian Paints Ltd.	6,530	222,879
Avenue Supermarts Ltd. (a)(b)	2,173	93,731
Axis Bank Ltd.	32,983	265,986
Bajaj Finance Ltd.	3,851	263,374
Bajaj Finserv Ltd.	559	77,387
Bharat Petroleum Corp. Ltd.	14,317	55,915
Bharti Airtel Ltd. (a)	35,037	303,914
Cipla Ltd./India (a)	7,451	86,545
Coal India Ltd.	29,935	70,359
Divi's Laboratories Ltd.	1,860	85,513
Grasim Industries Ltd.	5,591	93,514
HCL Technologies Ltd.	15,693	193,417
HDFC Standard Life Insurance Co. Ltd. (b)	14,259	99,316
Hindalco Industries Ltd.	21,360	91,605
Hindustan Unilever Ltd.	12,928	365,190
Housing Development Finance Corp. Ltd.	26,261	721,949
ICICI Bank Ltd.	74,485	669,231
Indian Oil Corp. Ltd.	37,688	35,438
Indian Oil Corp. Ltd. (a)	18,844	17,719
Info Edge India Ltd.	1,051	50,028
Infosys Ltd.	53,024	985,626
ITC Ltd.	42,785	148,188
JSW Steel Ltd.	14,118	100,926
Kotak Mahindra Bank Ltd. (a)	15,788	332,115
Larsen & Toubro Ltd.	9,988	197,097
Mahindra & Mahindra Ltd.	13,875	192,078
Maruti Suzuki India Ltd.	1,924	206,392
NTPC Ltd.	69,298	125,406
Oil & Natural Gas Corp. Ltd.	53,275	102,246
Power Grid Corp. of India Ltd.	49,683	133,323
Reliance Industries Ltd.	50,009	1,643,840
SRF Ltd.	2,103	59,981
State Bank of India	25,824	152,364
Sun Pharmaceutical Industries Ltd.	15,677	164,900
Tata Consultancy Services Ltd.	14,974	619,535
Tata Consumer Products Ltd.	8,512	76,141
Tata Motors Ltd. (a)	25,660	133,778
Tata Power Co. Ltd./The	24,412	62,510
Tata Steel Ltd.	11,572	127,063
Tech Mahindra Ltd.	9,028	114,329
Titan Co. Ltd.	6,046	148,633
Ultratech Cement Ltd.	1,677	119,084
Vedanta Ltd.	19,162	54,114
Wipro Ltd.	21,518	113,903

TOTAL INDIA		10,246,894

Indonesia - 0.5%
PT Adaro Energy Tbk	200,100	38,415
PT Aneka Tambang Tbk	117,300	14,173
PT Astra International Tbk	295,000	131,188
PT Bank Central Asia Tbk	806,800	392,636
PT Bank Jago Tbk (a)	50,200	30,833
PT Bank Mandiri (Persero) Tbk	272,200	145,359
PT Bank Negara Indonesia (Persero) Tbk	106,900	56,329
PT Bank Rakyat Indonesia (Persero) Tbk	939,451	261,703
PT Barito Pacific Tbk	382,200	19,370
PT Bukalapak.com Tbk (a)	837,300	15,850
PT Bukit Asam Tbk	52,800	13,539
PT Bumi Serpong Damai Tbk (a)	114,500	6,994
PT Charoen Pokphand Indonesia Tbk	102,200	41,161
PT Ciputra Development Tbk	131,600	7,597
PT Elang Mahkota Teknologi Tbk (a)	293,800	31,653
PT Gudang Garam Tbk	7,000	14,648
PT Indah Kiat Pulp & Paper Tbk	35,300	18,008
PT Indocement Tunggal Prakarsa Tbk	25,800	16,409
PT Indofood CBP Sukses Makmur Tbk	32,100	20,578
PT Indofood Sukses Makmur Tbk	60,600	28,678
PT Kalbe Farma Tbk	275,600	30,710
PT Merdeka Copper Gold Tbk (a)	191,788	51,367
PT Mitra Keluarga Karyasehat Tbk	73,000	13,475
PT Pabrik Kertas Tjiwi Kimia Tbk	16,400	7,101
PT Perusahaan Gas Negara Tbk Series B	143,500	15,316
PT Sarana Menara Nusantara Tbk	335,700	24,787
PT Semen Gresik (Persero) Tbk	40,400	19,322
PT Sumber Alfaria Trijaya Tbk	266,500	36,493
PT Surya Citra Media Tbk	388,500	5,737
PT Telkom Indonesia Persero Tbk	695,800	187,181
PT Tower Bersama Infrastructure Tbk	130,200	25,695
PT United Tractors Tbk	21,200	40,415
PT Vale Indonesia Tbk (a)	31,000	11,757
PT XL Axiata Tbk	52,900	9,232

TOTAL INDONESIA		1,783,709

Ireland - 0.5%
Bank of Ireland Group PLC	13,209	83,497
CRH PLC	11,115	383,565
DCC PLC (United Kingdom)	1,482	91,970
Flutter Entertainment PLC (a)	389	39,038
Flutter Entertainment PLC (Ireland) (a)	1,829	184,923
ICON PLC (a)	1,181	255,923
James Hardie Industries PLC CDI	6,502	142,347
Kerry Group PLC Class A	2,225	212,976
Kingspan Group PLC (Ireland)	2,235	134,440
Ryanair Holdings PLC sponsored ADR (a)	1,513	101,749
Smurfit Kappa Group PLC	3,760	126,405

TOTAL IRELAND		1,756,833

Isle of Man - 0.0%
Entain PLC (a)	8,561	130,278
Israel - 0.6%
Airport City Ltd. (a)	950	16,204
Alony Hetz Properties & Investments Ltd.	2,124	26,610
Amot Investments Ltd.	2,656	15,953
Ashtrom Group Ltd.	555	12,216
Azrieli Group	517	36,174
Bank Hapoalim BM (Reg.)	17,466	145,810
Bank Leumi le-Israel BM	21,291	189,263
Bezeq The Israel Telecommunication Corp. Ltd.	29,152	45,235
Big Shopping Centers Ltd.	152	18,708
Check Point Software Technologies Ltd. (a)	1,511	184,010
Clal Insurance Enterprises Holdings Ltd. (a)	940	16,715
CyberArk Software Ltd. (a)	568	72,681
Danel Adir Yeoshua Ltd.	74	9,332
Delek Group Ltd. (a)	122	15,889
Elbit Systems Ltd. (Israel)	354	80,794
Electra Israel Ltd.	28	15,555
Energix-Renewable Energies Ltd.	3,426	10,367
Enlight Renewable Energy Ltd. (a)	13,074	24,812
First International Bank of Israel	745	27,749
Formula Systems (1985) Ltd.	143	12,892
Fox Wizel Ltd.	102	11,578
Global-e Online Ltd. (a)(d)	399	8,048
Harel Insurance Investments and Financial Services Ltd.	1,701	16,567
Icl Group Ltd.	10,145	92,041
InMode Ltd. (a)	761	17,054
ironSource Ltd. Class A (a)	4,566	10,867
Isracard Ltd.	2,755	9,820
Israel Corp. Ltd. (Class A) (a)	65	28,565
Israel Discount Bank Ltd. (Class A)	16,709	86,871
Kornit Digital Ltd. (a)	696	22,063
Melisron Ltd. (a)	320	21,346
Mivne Real Estate KD Ltd.	8,782	25,544
Mizrahi Tefahot Bank Ltd.	2,137	70,663
Nano Dimension Ltd. ADR (a)(d)	3,672	11,530
NICE Ltd. (a)	921	176,793
Nova Ltd. (a)	383	33,290
OPC Energy Ltd. (a)	1,143	11,208
Partner Communications Co. Ltd. (a)	1,872	13,302
Paz Oil Co. Ltd. (a)	135	16,171
Plus500 Ltd.	1,512	30,793
Radware Ltd. (a)	590	12,785
Reit 1 Ltd.	2,629	13,759
Shapir Engineering and Industry Ltd.	2,093	17,077
Shikun & Binui Ltd. (a)	3,340	13,597
Shikun & Binui Ltd. rights 7/5/22 (a)	16	96
Shufersal Ltd.	3,759	24,644
Strauss Group Ltd.	829	20,349
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	16,212	121,914
The Phoenix Holdings Ltd.	2,223	21,931
Tower Semiconductor Ltd. (a)	1,541	71,779
Wix.com Ltd. (a)	819	53,685
ZIM Integrated Shipping Services Ltd.	1,120	52,898

TOTAL ISRAEL		2,115,597

Italy - 1.1%
A2A SpA	22,284	28,303
Amplifon SpA	1,329	40,737
Assicurazioni Generali SpA	17,614	281,344
Atlantia SpA	7,324	171,771
Azimut Holding SpA	1,588	27,600
Banco BPM SpA	21,635	61,578
Buzzi Unicem SpA	1,382	22,607
DiaSorin SpA	278	36,475
Enel SpA	111,964	614,036
Eni SpA	36,581	433,875
FinecoBank SpA	8,899	106,500
Hera SpA	11,352	32,834
Infrastrutture Wireless Italiane SpA (b)	5,034	51,087
Interpump Group SpA	1,175	44,796
Intesa Sanpaolo SpA	248,084	464,282
Italgas SpA	6,875	40,022
Leonardo SpA	5,748	58,297
Mediobanca SpA	10,263	88,816
Moncler SpA	3,080	132,109
Nexi SpA (a)(b)	11,287	93,490
Pirelli & C. SpA (b)	6,185	25,123
Poste Italiane SpA (b)	6,723	62,788
Prada SpA	7,300	40,887
Prysmian SpA	3,914	107,505
Recordati SpA	1,435	62,423
Reply SpA	320	38,799
Snam SpA	29,640	155,502
Telecom Italia SpA	149,469	39,192
Telecom Italia SpA (Risparmio Shares)	81,122	20,250
Terna - Rete Elettrica Naziona	20,420	160,237
UniCredit SpA	32,311	308,775

TOTAL ITALY		3,852,040

Japan - 15.6%
Activia Properties, Inc.	11	32,794
Adeka Corp.	1,500	25,903
Advance Residence Investment Corp.	20	53,213
Advantest Corp.	2,900	155,953
Aeon (REIT) Investment Corp.	24	27,081
AEON Co. Ltd.	12,700	220,601
AGC, Inc.	3,300	115,954
Aica Kogyo Co. Ltd.	1,000	20,873
Ain Holdings, Inc.	400	21,374
Air Water, Inc.	3,400	42,700
Aisin Seiki Co. Ltd.	2,700	83,579
Ajinomoto Co., Inc.	8,000	195,085
Alfresa Holdings Corp.	3,000	40,352
Alps Alpine Co. Ltd.	2,900	29,468
Amada Co. Ltd.	5,100	37,599
Ana Holdings, Inc. (a)	2,300	42,485
Anritsu Corp.	1,900	20,557
Aozora Bank Ltd.	1,700	33,083
As One Corp.	500	19,716
Asahi Group Holdings	7,400	243,352
ASAHI INTECC Co. Ltd.	3,400	51,321
Asahi Kasei Corp.	20,400	155,190
Asics Corp.	2,700	48,814
Astellas Pharma, Inc.	27,000	421,246
Azbil Corp.	1,900	49,923
Bandai Namco Holdings, Inc.	3,200	225,898
Bank of Kyoto Ltd.	1,100	46,860
BayCurrent Consulting, Inc.	200	53,213
Benefit One, Inc.	1,100	14,788
Bic Camera, Inc.	2,400	20,731
Biprogy, Inc.	1,100	21,890
Bridgestone Corp.	8,800	320,843
Brother Industries Ltd.	3,900	68,555
Calbee, Inc.	1,600	32,264
Canon, Inc.	15,100	342,187
Capcom Co. Ltd.	2,400	58,284
Casio Computer Co. Ltd.	3,300	30,621
Central Japan Railway Co.	3,000	344,799
Chiba Bank Ltd.	10,600	58,021
Chubu Electric Power Co., Inc.	10,600	106,736
Chugai Pharmaceutical Co. Ltd.	9,300	237,899
Chugoku Electric Power Co., Inc.	4,600	29,598
Coca-Cola West Co. Ltd.	2,100	25,074
COMSYS Holdings Corp.	1,800	34,267
Concordia Financial Group Ltd.	17,200	59,721
Cosmos Pharmaceutical Corp.	300	28,810
CyberAgent, Inc.	6,100	61,113
Dai Nippon Printing Co. Ltd.	4,000	86,042
Dai-ichi Mutual Life Insurance Co.	16,200	299,625
Daicel Chemical Industries Ltd.	4,100	25,353
Daifuku Co. Ltd.	1,800	102,948
Daiichi Sankyo Kabushiki Kaisha	26,500	673,961
Daikin Industries Ltd.	4,300	690,404
Daio Paper Corp.	2,000	20,858
Daito Trust Construction Co. Ltd.	1,000	86,306
Daiwa House Industry Co. Ltd.	9,700	226,854
Daiwa House REIT Investment Corp.	31	70,257
Daiwa Office Investment Corp.	4	20,519
Daiwa Securities Group, Inc.	21,900	98,060
Daiwa Securities Living Invest	31	27,189
Denka Co. Ltd.	1,300	31,501
DENSO Corp.	7,500	395,869
Dentsu Group, Inc.	3,600	108,532
Dic Corp.	1,200	21,304
Disco Corp.	481	114,152
Dmg Mori Co. Ltd.	1,900	23,526
Dowa Holdings Co. Ltd.	900	29,797
East Japan Railway Co.	5,500	281,320
Ebara Corp.	1,200	44,841
Eisai Co. Ltd.	4,300	181,804
Electric Power Development Co. Ltd.	2,496	41,281
ENEOS Holdings, Inc.	47,200	177,604
Exeo Group, Inc.	1,500	23,471
Ezaki Glico Co. Ltd.	800	23,143
Fancl Corp.	1,100	20,122
FANUC Corp.	2,800	438,870
Fast Retailing Co. Ltd.	1,000	525,277
Food & Life Companies Ltd.	1,700	36,285
Freee KK (a)	600	14,505
Frontier Real Estate Investment Corp.	7	26,983
Fuji Corp.	1,400	20,637
Fuji Electric Co. Ltd.	2,200	90,956
FUJIFILM Holdings Corp.	5,800	311,642
Fujitsu Ltd.	2,700	337,846
Fukuoka Financial Group, Inc.	2,700	48,627
GLP J-REIT	66	80,603
GMO Internet, Inc.	900	15,429
GMO Payment Gateway, Inc.	700	49,270
GOLDWIN, Inc.	600	33,697
GS Yuasa Corp.	1,100	17,213
Hakuhodo DY Holdings, Inc.	4,300	39,457
Hamamatsu Photonics K.K.	2,100	81,567
Hankyu Hanshin Holdings, Inc.	3,500	95,445
Harmonic Drive Systems, Inc.	700	20,405
Haseko Corp.	3,200	37,584
Hikari Tsushin, Inc.	300	30,756
Hino Motors Ltd.	4,000	20,590
Hirose Electric Co. Ltd.	500	66,369
Hisamitsu Pharmaceutical Co., Inc.	1,200	30,911
Hitachi Construction Machinery Co. Ltd.	1,500	33,319
Hitachi Ltd.	14,000	665,981
Hitachi Metals Ltd. (a)	2,900	43,880
Honda Motor Co. Ltd.	24,900	600,366
Horiba Ltd.	600	25,560
Hoshizaki Corp.	1,800	53,663
House Foods Group, Inc.	1,100	22,919
Hoya Corp.	5,400	461,078
Hulic Co. Ltd.	8,500	65,780
Ibiden Co. Ltd.	1,900	53,564
Idemitsu Kosan Co. Ltd.	3,587	85,689
IHI Corp.	2,200	58,771
Iida Group Holdings Co. Ltd.	2,600	40,031
Industrial & Infrastructure Fund Investment Corp.	29	38,366
INPEX Corp.	14,900	159,732
Internet Initiative Japan, Inc.	1,000	34,972
Invincible Investment Corp.	87	25,584
Isetan Mitsukoshi Holdings Ltd.	5,700	46,137
Isuzu Motors Ltd.	9,100	100,659
ITO EN Ltd.	900	40,330
Itochu Corp.	21,600	582,724
ITOCHU Techno-Solutions Corp.	1,400	34,309
Iwatani Corp.	800	30,837
Iyo Bank Ltd.	4,600	22,580
J. Front Retailing Co. Ltd.	3,800	32,440
Japan Airlines Co. Ltd. (a)	2,000	34,363
Japan Airport Terminal Co. Ltd. (a)	1,400	55,823
Japan Exchange Group, Inc.	7,600	110,159
Japan Hotel REIT Investment Corp.	64	31,981
Japan Logistics Fund, Inc.	13	30,038
Japan Post Holdings Co. Ltd.	17,600	125,927
Japan Post Insurance Co. Ltd.	3,000	48,003
Japan Prime Realty Investment Corp.	14	41,119
Japan Real Estate Investment Corp.	20	91,981
Japan Retail Fund Investment Corp.	100	77,904
Japan Steel Works Ltd.	1,100	23,957
Japan Tobacco, Inc.	15,900	275,528
JEOL Ltd.	700	26,983
JFE Holdings, Inc.	8,300	87,318
JGC Holdings Corp.	3,700	47,524
JSR Corp.	3,100	80,425
JTEKT Corp.	3,500	26,312
Justsystems Corp.	400	11,306
K's Holdings Corp.	2,800	27,282
Kadokawa Corp.	1,600	34,469
Kagome Co. Ltd.	1,200	29,275
Kajima Corp.	7,100	81,413
Kakaku.com, Inc.	1,800	29,690
Kamigumi Co. Ltd.	1,600	30,943
Kaneka Corp.	1,000	24,617
Kansai Electric Power Co., Inc.	12,100	119,773
Kansai Paint Co. Ltd.	3,700	47,177
Kao Corp.	6,900	279,791
Kawasaki Heavy Industries Ltd.	2,400	45,043
Kawasaki Kisen Kaisha Ltd.	1,100	67,309
KDDI Corp.	24,000	756,825
Keihan Electric Railway Co., Ltd.	1,600	39,858
Keikyu Corp.	3,900	42,742
Keio Corp.	1,800	64,573
Keisei Electric Railway Co.	2,500	69,030
Kenedix Office Investment Corp.	6	30,115
Kewpie Corp.	1,600	27,052
Keyence Corp.	2,800	960,227
Kikkoman Corp.	2,800	149,007
Kinden Corp.	1,900	21,944
Kintetsu Group Holdings Co. Ltd.	2,800	87,190
Kirin Holdings Co. Ltd.	12,100	191,144
Kobayashi Pharmaceutical Co. Ltd.	900	55,454
Kobe Bussan Co. Ltd.	1,800	44,111
Koei Tecmo Holdings Co. Ltd.	850	27,440
Koito Manufacturing Co. Ltd.	1,900	60,285
Komatsu Ltd.	14,100	313,967
Konami Holdings Corp.	1,500	83,102
Konica Minolta, Inc.	7,100	23,663
Kose Corp.	500	45,475
Kubota Corp.	16,500	247,271
Kuraray Co. Ltd.	5,200	41,953
Kurita Water Industries Ltd.	1,600	57,901
Kyocera Corp.	5,100	272,628
Kyowa Hakko Kirin Co., Ltd.	3,800	85,792
Kyushu Electric Power Co., Inc.	6,700	43,060
Kyushu Railway Co.	2,300	47,939
LaSalle Logiport REIT	25	30,679
Lasertec Corp.	1,100	131,014
Lawson, Inc.	700	23,320
Lion Corp.	4,200	46,309
LIXIL Group Corp.	4,200	78,626
M3, Inc.	6,300	181,345
Mabuchi Motor Co. Ltd.	800	20,607
Makita Corp.	4,100	102,198
Marubeni Corp.	25,300	226,981
Marui Group Co. Ltd.	2,999	52,504
MatsukiyoCocokara & Co.	1,900	76,879
Mazda Motor Corp.	8,600	70,197
McDonald's Holdings Co. (Japan) Ltd.	1,100	40,050
Mebuki Financial Group, Inc.	16,700	32,863
Medipal Holdings Corp.	3,000	42,320
Meiji Holdings Co. Ltd.	2,100	103,189
Menicon Co. Ltd.	900	20,663
Mercari, Inc. (a)	1,600	22,995
Minebea Mitsumi, Inc.	6,000	102,260
Misumi Group, Inc.	4,200	88,532
Mitsubishi Chemical Holdings Corp.	20,700	112,477
Mitsubishi Corp.	21,500	640,295
Mitsubishi Electric Corp.	31,200	335,374
Mitsubishi Estate Co. Ltd.	20,200	292,766
Mitsubishi Gas Chemical Co., Inc.	3,000	43,227
Mitsubishi Heavy Industries Ltd.	4,900	171,263
Mitsubishi Logistics Corp.	1,100	26,349
Mitsubishi Materials Corp.	1,900	27,196
Mitsubishi UFJ Financial Group, Inc.	182,800	977,990
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,700	53,981
Mitsui & Co. Ltd.	23,800	522,994
Mitsui Chemicals, Inc.	3,100	66,121
Mitsui Fudosan Co. Ltd.	14,000	300,788
Mitsui Fudosan Logistics Park, Inc.	8	30,248
Mitsui High-Tec, Inc.	300	18,617
Mitsui Mining & Smelting Co. Ltd.	800	18,658
Mitsui OSK Lines Ltd.	5,200	119,624
Miura Co. Ltd.	1,600	31,627
Mizuho Financial Group, Inc.	36,830	419,307
MonotaRO Co. Ltd.	3,500	52,005
Mori Hills REIT Investment Corp.	23	25,817
Morinaga & Co. Ltd.	700	22,443
Morinaga Milk Industry Co. Ltd.	700	25,074
MS&AD Insurance Group Holdings, Inc.	6,800	208,511
Murata Manufacturing Co. Ltd.	9,300	506,174
Nabtesco Corp.	1,700	39,718
Nagoya Railroad Co. Ltd.	2,800	43,131
Nankai Electric Railway Co. Ltd.	1,600	31,698
NEC Corp.	4,000	156,068
Net One Systems Co. Ltd.	1,200	26,533
Nexon Co. Ltd.	6,800	139,636
NGK Insulators Ltd.	4,000	53,890
NGK Spark Plug Co. Ltd.	2,500	45,383
NH Foods Ltd.	1,490	46,672
Nichirei Corp.	1,800	31,325
Nidec Corp.	8,000	495,735
Nifco, Inc.	1,300	30,325
Nihon Kohden Corp.	1,300	26,579
Nihon M&A Center Holdings, Inc.	4,300	45,732
Nikon Corp.	5,000	57,659
Nintendo Co. Ltd.	1,700	731,096
Nippon Accommodations Fund, Inc.	7	35,186
Nippon Building Fund, Inc.	25	124,558
Nippon Electric Glass Co. Ltd.	1,200	22,983
Nippon Express Holdings, Inc.	1,200	65,368
Nippon Gas Co. Ltd.	1,800	25,525
Nippon Paint Holdings Co. Ltd.	21,000	156,478
Nippon Prologis REIT, Inc.	39	96,005
Nippon Sanso Holdings Corp.	3,100	49,420
Nippon Shinyaku Co. Ltd.	900	54,724
Nippon Shokubai Co. Ltd.	500	19,347
Nippon Steel & Sumitomo Metal Corp.	13,800	193,132
Nippon Telegraph & Telephone Corp.	17,300	497,084
Nippon Yusen KK	2,500	171,412
Nishi-Nippon Railroad Co. Ltd.	1,100	23,519
Nissan Chemical Corp.	2,100	96,931
Nissan Motor Co. Ltd.	35,000	137,081
Nisshin Seifun Group, Inc.	3,700	43,301
Nissin Food Holdings Co. Ltd.	1,200	82,871
Nitori Holdings Co. Ltd.	1,300	123,712
Nitto Denko Corp.	2,200	142,293
NOF Corp.	1,200	44,487
Nomura Holdings, Inc.	44,800	162,763
Nomura Real Estate Holdings, Inc.	1,700	41,661
Nomura Real Estate Master Fund, Inc.	69	86,148
Nomura Research Institute Ltd.	6,300	167,622
NSK Ltd.	7,000	37,661
NTT Data Corp.	9,400	130,405
Obayashi Corp.	10,400	75,642
OBIC Co. Ltd.	1,000	141,436
Odakyu Electric Railway Co. Ltd.	5,000	67,459
Oji Holdings Corp.	15,000	64,985
Olympus Corp.	18,800	380,986
OMRON Corp.	3,000	152,690
Ono Pharmaceutical Co. Ltd.	7,200	184,776
Open House Group Co. Ltd.	1,100	43,779
Oracle Corp. Japan	500	28,965
Oriental Land Co. Ltd.	3,300	460,171
ORIX Corp.	17,400	291,621
ORIX JREIT, Inc.	39	52,947
Osaka Gas Co. Ltd.	6,000	114,991
Otsuka Corp.	1,700	50,431
Otsuka Holdings Co. Ltd.	8,100	289,143
Pan Pacific International Holdings Ltd.	7,800	124,357
Panasonic Holdings Corp.	33,900	273,715
Park24 Co. Ltd. (a)	1,800	24,901
Penta-Ocean Construction Co. Ltd.	3,900	21,041
PeptiDream, Inc. (a)	1,400	14,673
Persol Holdings Co. Ltd.	2,700	49,073
Pigeon Corp.	1,700	23,317
Rakuten Group, Inc.	13,100	59,233
Recruit Holdings Co. Ltd.	24,600	724,481
Relo Group, Inc.	1,600	25,790
Renesas Electronics Corp. (a)	20,300	183,702
Rengo Co. Ltd.	3,400	18,443
Resona Holdings, Inc.	35,200	131,666
Ricoh Co. Ltd.	10,700	83,537
Rinnai Corp.	600	41,259
ROHM Co. Ltd.	1,300	90,640
Rohto Pharmaceutical Co. Ltd.	1,600	46,226
Ryohin Keikaku Co. Ltd.	3,800	37,226
Sankyu, Inc.	800	22,995
Santen Pharmaceutical Co. Ltd.	5,700	44,967
Sanwa Holdings Corp.	3,300	31,619
Sawai Group Holdings Co. Ltd.	600	18,197
SBI Holdings, Inc. Japan	3,500	68,488
Screen Holdings Co. Ltd.	700	47,497
SCSK Corp.	2,200	37,229
Secom Co. Ltd.	3,100	191,409
Sega Sammy Holdings, Inc.	2,500	40,131
Seibu Holdings, Inc.	3,900	41,047
Seiko Epson Corp.	4,600	65,076
Seino Holdings Co. Ltd.	2,300	18,409
Sekisui Chemical Co. Ltd.	6,400	87,594
Sekisui House (REIT), Inc.	63	37,332
Sekisui House Ltd.	9,500	166,776
Seven & i Holdings Co. Ltd.	11,600	450,085
SG Holdings Co. Ltd.	7,300	123,155
Sharp Corp.	3,200	24,752
Shimadzu Corp.	4,000	126,474
Shimamura Co. Ltd.	400	35,112
SHIMANO, Inc.	1,200	202,148
SHIMIZU Corp.	10,100	55,796
Shin-Etsu Chemical Co. Ltd.	5,700	640,743
Shinko Electric Industries Co. Ltd.	1,000	25,796
Shinsei Bank Ltd.	1,800	27,130
Shionogi & Co. Ltd.	4,100	209,258
Shiseido Co. Ltd.	5,800	233,782
Shizuoka Bank Ltd.	8,489	51,111
SHO-BOND Holdings Co. Ltd.	700	30,800
Shochiku Co. Ltd. (a)	200	17,748
Showa Denko K.K.	2,800	47,624
Skylark Holdings Co. Ltd.	3,200	37,476
SMC Corp.	880	391,723
SMS Co., Ltd.	1,000	19,708
SoftBank Corp.	40,200	446,322
SoftBank Group Corp.	18,300	709,281
Sohgo Security Services Co., Ltd.	1,300	36,122
Sojitz Corp.	3,080	43,656
Sompo Holdings, Inc.	5,100	225,257
Sony Group Corp.	18,300	1,492,489
Sotetsu Holdings, Inc.	1,400	24,217
Square Enix Holdings Co. Ltd.	1,300	57,584
Stanley Electric Co. Ltd.	2,300	37,768
Subaru Corp.	9,000	159,196
Sugi Holdings Co. Ltd.	600	26,312
Sumco Corp.	4,600	59,823
Sumitomo Chemical Co. Ltd.	23,700	92,755
Sumitomo Corp.	18,200	247,401
Sumitomo Dainippon Pharma Co., Ltd.	2,700	21,685
Sumitomo Electric Industries Ltd.	11,600	128,186
Sumitomo Forestry Co. Ltd.	2,700	38,267
Sumitomo Heavy Industries Ltd.	1,800	39,846
Sumitomo Metal Mining Co. Ltd.	4,000	124,017
Sumitomo Mitsui Financial Group, Inc.	19,900	591,529
Sumitomo Mitsui Trust Holdings, Inc.	5,400	166,892
Sumitomo Realty & Development Co. Ltd.	7,000	184,791
Sundrug Co. Ltd.	1,000	22,332
Suntory Beverage & Food Ltd.	1,800	68,057
Suzuken Co. Ltd.	1,100	31,092
Suzuki Motor Corp.	7,100	223,209
Sysmex Corp.	2,500	150,464
T&D Holdings, Inc.	8,600	102,947
Taiheiyo Cement Corp.	1,700	25,330
Taisei Corp.	3,000	93,540
Taisho Pharmaceutical Holdings Co. Ltd.	800	31,604
Taiyo Yuden Co. Ltd.	1,900	64,745
Takara Holdings, Inc.	2,800	20,756
Takeda Pharmaceutical Co. Ltd.	22,938	644,291
TDK Corp.	5,684	175,739
TechnoPro Holdings, Inc.	1,600	32,119
Teijin Ltd.	2,800	29,152
Terumo Corp.	10,970	331,854
THK Co. Ltd.	1,700	31,913
TIS, Inc.	3,200	83,844
Tobu Railway Co. Ltd.	3,000	68,480
Toda Corp.	3,600	19,104
Toho Co. Ltd.	2,000	72,450
Toho Gas Co. Ltd.	1,400	33,793
Tohoku Electric Power Co., Inc.	7,130	38,204
Tokai Carbon Co. Ltd.	3,000	22,883
Tokio Marine Holdings, Inc.	10,100	588,951
Tokyo Century Corp.	700	23,165
Tokyo Electric Power Co., Inc. (a)	11,500	48,107
Tokyo Electron Ltd.	2,300	750,705
Tokyo Gas Co. Ltd.	5,900	122,272
Tokyo Ohka Kogyo Co. Ltd.	600	29,363
Tokyo Seimitsu Co. Ltd.	600	19,723
Tokyo Tatemono Co. Ltd.	3,000	41,387
Tokyu Corp.	8,300	97,969
Tokyu Fudosan Holdings Corp.	8,600	45,257
Toppan, Inc.	5,100	85,088
Toray Industries, Inc.	23,800	133,966
Toshiba Corp.	6,300	256,077
Tosoh Corp.	4,800	59,706
Toto Ltd.	2,300	76,156
Toyo Suisan Kaisha Ltd.	1,500	58,483
Toyo Tire Corp.	1,700	21,225
Toyota Industries Corp.	3,000	185,731
Toyota Motor Corp.	186,800	2,882,194
Toyota Tsusho Corp.	3,500	114,110
Trend Micro, Inc.	2,000	97,843
Tsumura & Co.	1,000	22,443
Tsuruha Holdings, Inc.	600	32,591
Ube Corp.	1,500	22,284
Ulvac, Inc.	700	23,836
Unicharm Corp.	6,500	218,122
United Urban Investment Corp.	44	46,147
USS Co. Ltd.	3,200	55,401
Welcia Holdings Co. Ltd.	1,500	30,071
West Japan Railway Co.	3,600	132,438
Yakult Honsha Co. Ltd.	2,300	132,731
Yamada Holdings Co. Ltd.	10,300	37,046
Yamaha Corp.	2,300	94,817
Yamaha Motor Co. Ltd.	4,500	82,632
Yamato Holdings Co. Ltd.	5,000	80,016
Yamazaki Baking Co. Ltd.	2,500	30,531
Yaskawa Electric Corp.	3,900	125,963
Yokogawa Electric Corp.	3,400	56,247
Yokohama Rubber Co. Ltd.	1,900	25,755
Z Holdings Corp.	38,000	110,507
Zenkoku Hosho Co. Ltd.	800	25,059
Zensho Holdings Co. Ltd.	1,300	31,235
Zeon Corp.	2,800	27,117
ZOZO, Inc.	1,600	28,833

TOTAL JAPAN		54,118,808

Korea (South) - 3.3%
AfreecaTV Co. Ltd.	111	6,898
Alteogen, Inc. (a)	453	21,474
AMOREPACIFIC Corp.	433	43,671
AMOREPACIFIC Group, Inc.	464	13,427
BGF Retail Co. Ltd.	125	18,329
BNK Financial Group, Inc.	4,075	21,214
Bukwang Pharmaceutical Co. Ltd.	770	5,054
Celltrion Healthcare Co. Ltd.	1,310	69,720
Celltrion Pharm, Inc.	236	14,410
Celltrion, Inc.	1,501	207,866
CHA Biotech Co. Ltd. (a)	750	8,379
Cheil Worldwide, Inc.	1,226	22,590
Chong Kun Dang Pharmaceutical Corp.	100	6,788
Chunbo Co. Ltd.	64	10,333
CJ CheilJedang Corp.	118	34,696
CJ Corp.	196	11,815
CJ ENM Co. Ltd.	142	10,323
CJ Logistics Corp. (a)	130	11,498
Com2uS Corp.	109	6,063
Cosmax, Inc.	133	5,830
Coway Co. Ltd.	785	38,917
CS Wind Corp.	311	13,946
Daeduck Electronics Co. Ltd.	475	9,637
Daejoo Electronic Materials Co. Ltd.	185	9,473
Daewoo Engineering & Construction Co. Ltd. (a)	3,105	14,068
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	10,799
Daewoong Co. Ltd.	304	6,427
DB HiTek Co. Ltd.	540	20,926
Db Insurance Co. Ltd.	706	33,576
DGB Financial Group Co. Ltd.	2,617	15,451
DL E&C Co. Ltd.	428	13,764
DL Holdings Co. Ltd.	178	9,791
Dong Suh Companies, Inc.	763	15,509
Dongjin Semichem Co. Ltd.	501	12,477
DongKook Pharmaceutical Co. Ltd.	387	5,840
Dongkuk Steel Mill Co. Ltd.	891	8,883
Doosan Bobcat, Inc.	690	15,471
Doosan Co. Ltd.	171	9,287
Doosan Fuel Cell Co. Ltd. (a)	657	15,317
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,281	64,433
Douzone Bizon Co. Ltd.	242	6,853
E-Mart, Inc.	281	23,000
Ecopro BM Co. Ltd.	760	66,923
Ecopro Co. Ltd.	337	18,720
Ecopro HN Co. Ltd.	211	6,319
EO Technics Co. Ltd.	128	8,004
ESR Kendall Square Co. Ltd. (REIT)	2,034	8,884
F&F Co. Ltd.	250	26,087
Fila Holdings Corp.	656	14,301
Foosung Co. Ltd.	709	9,764
GemVax & Kael Co. Ltd. (a)	583	5,948
GeneOne Life Science, Inc.	1,005	8,031
Genexine Co. Ltd. (a)	264	6,257
Green Cross Corp.	78	10,197
Green Cross Holdings Corp.	531	8,074
GS Engineering & Construction Corp.	1,118	27,366
GS Holdings Corp.	1,315	42,696
GS Retail Co. Ltd.	483	9,612
Hana Financial Group, Inc.	4,422	134,998
HanAll BioPharma Co. Ltd. (a)	432	5,530
Hanjin Kal Corp. (a)	292	14,000
Hankook Tire Co. Ltd.	1,115	28,503
Hanmi Pharm Co. Ltd.	90	21,506
Hanmi Science Co. Ltd.	472	14,666
Hanmi Semiconductor Co. Ltd.	775	7,546
Hanon Systems	2,195	17,115
Hansol Chemical Co. Ltd.	135	21,366
Hanssem Co. Ltd.	151	7,556
Hanwha Aerospace Co. Ltd.	462	17,456
Hanwha Corp.	650	13,036
Hanwha Life Insurance Co. Ltd. (a)	3,585	6,188
Hanwha Solutions Corp. (a)	1,740	51,163
Hanwha Systems Co. Ltd.	837	9,059
HD Hyundai Co. Ltd.	845	38,941
HDC Hyundai Development Co.	599	5,182
Helixmith Co., Ltd.	472	7,617
Hite Jinro Co. Ltd.	504	12,043
HLB Life Science Co. Ltd. (a)	1,183	11,151
HLB, Inc. (a)	1,397	38,368
HMM Co. Ltd.	5,372	102,526
Hotel Shilla Co.	447	24,692
HUGEL, Inc. (a)	83	6,774
HYBE Co. Ltd. (a)	294	33,187
Hyosung Advanced Materials Co.	35	10,332
Hyosung Corp.	159	9,918
Hyosung TNC Co. Ltd.	34	9,048
Hyundai Bioscience Co. Ltd. (a)	533	9,056
Hyundai Department Store Co. Ltd.	197	10,714
Hyundai Doosan Infracore Co. Lt (a)	1,729	7,297
Hyundai Elevator Co. Ltd.	363	7,576
Hyundai Engineering & Construction Co. Ltd.	1,028	32,979
Hyundai Fire & Marine Insurance Co. Ltd.	877	21,058
Hyundai Glovis Co. Ltd.	314	43,728
Hyundai Heavy Industries Co. Ltd. (a)	247	27,403
Hyundai Mipo Dockyard Co. Ltd. (a)	333	23,536
Hyundai Mobis	953	147,133
Hyundai Motor Co.	2,109	295,337
Hyundai Rotem Co. Ltd. (a)	1,015	16,379
Hyundai Steel Co.	1,211	30,159
Hyundai Wia Corp.	232	10,044
IlDong Pharmaceutical Co. Ltd. (a)	196	4,691
Iljin Materials Co. Ltd.	296	16,029
Industrial Bank of Korea	3,889	29,025
IS Dongseo Co. Ltd.	187	5,658
JB Financial Group Co. Ltd.	2,020	11,519
Jusung Engineering Co. Ltd.	505	6,621
JYP Entertainment Corp.	386	14,449
Kakao Corp.	4,567	247,669
Kakao Games Corp. (a)	646	24,633
Kangwon Land, Inc. (a)	1,599	31,510
KB Financial Group, Inc.	5,718	213,602
KCC Corp.	64	14,275
KEPCO E&C	181	9,970
Kia Corp.	3,906	234,248
Kiwoom Securities Co. Ltd.	221	14,180
KMW Co. Ltd. (a)	395	7,968
Koh Young Technology, Inc.	566	6,192
Kolon Industries, Inc.	291	11,785
Korea Aerospace Industries Ltd.	1,031	43,033
Korea Electric Power Corp. (a)	3,728	65,492
Korea Gas Corp.	415	12,734
Korea Investment Holdings Co. Ltd.	585	28,003
Korea Petro Chemical Industries Co. Ltd.	62	5,892
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	621	45,240
Korea Zinc Co. Ltd.	179	67,700
Korean Air Lines Co. Ltd. (a)	2,477	48,427
KT&G Corp.	1,639	104,524
Kumho Petro Chemical Co. Ltd.	247	26,636
L&F Co. Ltd. (a)	334	54,416
Leeno Industrial, Inc.	119	12,002
LegoChem Biosciences, Inc. (a)	268	8,722
LG Chemical Ltd.	686	274,624
LG Corp.	1,741	105,220
LG Display Co. Ltd.	3,151	35,613
LG Electronics, Inc.	1,612	110,431
LG Household & Health Care Ltd.	115	60,670
LG Innotek Co. Ltd.	200	53,144
LG Uplus Corp.	3,028	29,952
Lotte Chemical Corp.	219	30,583
Lotte Confectionery Co. Ltd.	534	15,453
Lotte Fine Chemical Co. Ltd.	227	11,535
Lotte Shopping Co. Ltd.	170	13,717
LS Corp.	397	19,589
LS Electric Co. Ltd.	229	10,233
LX Holdings Corp. (a)	810	5,756
LX International Corp.	381	9,621
Lx Semicon Co. Ltd.	152	11,297
Mando Corp.	446	16,453
Mcnex Co. Ltd.	185	4,471
Meritz Financial Holdings Co.	524	10,509
Meritz Fire & Marine Insurance Co. Ltd.	729	18,749
Meritz Securities Co. Ltd.	4,400	15,498
Mezzion Pharma Co. Ltd.	312	3,994
Mirae Asset Securities Co. Ltd.	3,974	20,410
NAVER Corp.	2,155	401,257
NCSOFT Corp.	230	62,365
NEPES Corp. Ltd. (a)	294	4,448
Netmarble Corp. (b)	366	19,564
NH Investment& Securities Co. Ltd.	2,150	15,096
NHN Corp.	286	6,202
NHN KCP Corp.	277	2,686
NongShim Co. Ltd.	59	12,244
Oci Co. Ltd.	285	31,729
Orion Corp./Republic of Korea	346	27,917
Oscotec, Inc. (a)	411	8,848
Ottogi Corp.	45	14,803
Pan Ocean Co., Ltd. (Korea)	3,422	15,770
Paradise Co. Ltd. (a)	617	6,462
Pearl Abyss Corp. (a)	556	22,042
People & Technology, Inc.	266	9,049
Pharmicell Co. Ltd. (a)	716	6,388
POSCO	1,112	198,856
POSCO Chemtech Co. Ltd.	440	36,526
Posco International Corp.	831	12,411
S-Oil Corp.	592	47,766
S.M. Entertainment Co. Ltd.	268	13,120
S1 Corp.	260	12,950
Samsung Biologics Co. Ltd. (a)(b)	262	160,580
Samsung C&T Corp.	1,299	123,959
Samsung Electro-Mechanics Co. Ltd.	819	82,920
Samsung Electronics Co. Ltd.	74,243	3,283,177
Samsung Engineering Co. Ltd. (a)	2,263	37,835
Samsung Fire & Marine Insurance Co. Ltd.	473	73,760
Samsung Heavy Industries Co. Ltd. (a)	10,806	50,888
Samsung Life Insurance Co. Ltd.	1,461	70,956
Samsung SDI Co. Ltd.	801	330,604
Samsung SDS Co. Ltd.	593	59,808
Samsung Securities Co. Ltd.	898	23,304
SD Biosensor, Inc.	474	14,287
Seegene, Inc.	605	16,968
Seoul Semiconductor Co. Ltd.	592	4,823
Shin Poong Pharmaceutical Co. (a)	542	9,188
Shinhan Financial Group Co. Ltd.	7,566	217,480
Shinsegae Co. Ltd.	116	19,619
SillaJen, Inc. (a)(c)	371	3,483
SIMMTECH Co. Ltd.	290	8,313
SK Biopharmaceuticals Co. Ltd. (a)	401	23,302
SK Bioscience Co. Ltd. (a)	341	26,588
SK Chemicals Co. Ltd.	161	11,504
SK Hynix, Inc.	7,831	552,869
SK IE Technology Co. Ltd. (a)(b)	298	22,680
SK Innovation Co., Ltd.	743	110,676
SK, Inc.	566	94,410
SKC Co. Ltd.	286	29,511
SOLUM Co. Ltd. (a)	532	8,007
Solus Advanced Materials Co. Lt	260	9,097
Soulbrain Co. Ltd.	62	10,996
ST Pharm Co. Ltd.	149	10,392
Studio Dragon Corp. (a)	150	8,204
Taihan Electric Wire Co. Ltd. (a)	10,366	14,838
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	4,402
WeMade Entertainment Co. Ltd.	260	11,639
WONIK IPS Co. Ltd.	465	10,751
Woori Financial Group, Inc.	8,157	76,574
Wysiwyg Studios Co. Ltd. (a)	363	5,576
YG Entertainment, Inc.	189	6,474
Youngone Corp.	301	8,967
Yuhan Corp.	769	33,410
Zinus, Inc.	160	6,058

TOTAL KOREA (SOUTH)		11,555,015

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	22,744	60,270
Boubyan Bank KSC	18,260	46,007
Gulf Bank	29,418	30,588
Kuwait Finance House KSCP	78,386	222,537
Mabanee Co. SAKC	8,417	20,658
Mobile Telecommunication Co.	30,178	58,428
National Bank of Kuwait	109,685	372,886
National Industries Group Holding SAK	27,353	22,556
Warba Bank KSCP (a)	15,623	12,374

TOTAL KUWAIT		846,304

Luxembourg - 0.3%
Allegro.eu SA (a)(b)	5,525	29,398
Aperam SA	654	18,162
ArcelorMittal SA (Netherlands)	8,857	199,649
Aroundtown SA	13,836	43,977
Aroundtown SA rights (a)(e)	13,836	3,335
B&M European Value Retail SA	12,143	54,204
Eurofins Scientific SA	1,868	146,974
Globant SA (a)	606	105,444
InPost SA (a)	3,189	18,487
Millicom International Cellular SA:
unit (a)	1,008	14,485
(depository receipt) (a)	2,545	36,322
NEPI Rockcastle PLC	6,783	36,174
SES SA (France) (depositary receipt)	5,437	47,530
Spotify Technology SA (a)	2,017	189,255
Subsea 7 SA	3,218	25,725
Tenaris SA	6,748	86,672
Ternium SA sponsored ADR	683	24,649

TOTAL LUXEMBOURG		1,080,442

Malaysia - 0.5%
AMMB Holdings Bhd	29,900	25,304
Axiata Group Bhd	68,899	44,239
Bursa Malaysia Bhd	8,800	13,237
CIMB Group Holdings Bhd	101,116	113,791
Dialog Group Bhd	60,100	29,044
DiGi.com Bhd	48,500	38,514
Gamuda Bhd	35,632	28,942
Genting Bhd	30,300	31,211
Genting Malaysia Bhd	42,200	27,192
Hap Seng Consolidated Bhd	8,900	14,398
Hartalega Holdings Bhd	23,600	16,385
Hong Leong Bank Bhd	11,700	54,312
IHH Healthcare Bhd	45,000	65,854
Inari Amertron Bhd	40,600	24,319
IOI Corp. Bhd	46,700	40,687
Kuala Lumpur Kepong Bhd	8,144	40,540
Malayan Banking Bhd	100,575	196,016
Malaysia Airports Holdings Bhd (a)	16,100	24,109
Malaysian Pacific Industries Bhd	1,300	8,259
Maxis Bhd	33,600	25,157
MISC Bhd	18,900	30,446
MR DIY Group M Sdn Bhd (b)	33,300	15,639
My E.G.Services Bhd	60,418	12,063
Nestle (Malaysia) Bhd	900	27,077
Petronas Chemicals Group Bhd	34,600	70,652
Petronas Dagangan Bhd	5,100	24,438
Petronas Gas Bhd	13,800	51,474
PPB Group Bhd	10,100	36,344
Press Metal Bhd	53,200	57,455
Public Bank Bhd	221,500	219,615
RHB Bank Bhd	31,375	40,789
Sime Darby Bhd	36,600	17,688
Sime Darby Plantation Bhd	37,376	36,719
Telekom Malaysia Bhd	22,800	27,158
Tenaga Nasional Bhd	40,700	73,689
Top Glove Corp. Bhd	67,800	15,998
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	307
Westports Holdings Bhd	13,900	11,196

TOTAL MALAYSIA		1,630,257

Malta - 0.0%
Kindred Group PLC (depositary receipt)	3,227	26,832
Marshall Islands - 0.0%
Danaos Corp. (d)	168	10,601
Star Bulk Carriers Corp. (d)	993	24,815

TOTAL MARSHALL ISLANDS		35,416

Mexico - 0.6%
Alfa SA de CV Series A	41,000	29,115
America Movil S.A.B. de CV Series L	328,000	335,185
Arca Continental S.A.B. de CV	6,100	40,192
Banco del Bajio SA (b)	10,800	21,649
CEMEX S.A.B. de CV unit (a)	222,200	86,518
Coca-Cola FEMSA S.A.B. de CV unit	7,675	42,494
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	12,053	12,407
Fibra Uno Administracion SA de CV	42,800	42,631
Fomento Economico Mexicano S.A.B. de CV unit	26,800	180,928
Gruma S.A.B. de CV Series B	2,920	32,315
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,000	69,641
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,840	55,817
Grupo Aeroportuario Norte S.A.B. de CV	4,200	26,863
Grupo Bimbo S.A.B. de CV Series A	21,300	69,240
Grupo Elektra SA de CV	835	48,176
Grupo Financiero Banorte S.A.B. de CV Series O	35,600	198,575
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	30,000	47,768
Grupo Mexico SA de CV Series B	45,200	187,165
Grupo Televisa SA de CV	36,400	59,751
Industrias Penoles SA de CV	1,795	16,620
Kimberly-Clark de Mexico SA de CV Series A	20,600	27,894
Orbia Advance Corp. S.A.B. de CV	14,500	33,933
Promotora y Operadora de Infraestructura S.A.B. de CV	3,115	22,819
Wal-Mart de Mexico SA de CV Series V	73,400	253,056

TOTAL MEXICO		1,940,752

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	53,000	71,191
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,701	86,722

TOTAL MULTI-NATIONAL		157,913

Netherlands - 3.1%
Adyen BV (a)(b)	449	647,966
Airbus Group NV	8,891	869,628
Akzo Nobel NV	2,637	172,454
Argenx SE ADR (a)	740	280,371
ASM International NV (Netherlands)	558	139,523
ASML Holding NV (Netherlands)	5,891	2,783,132
CNH Industrial NV	14,466	167,059
Davide Campari Milano NV	7,854	82,594
Euronext NV (b)	1,433	116,983
EXOR NV	1,649	102,786
Ferrari NV (Italy)	1,854	340,396
Heineken Holding NV	1,468	106,841
Heineken NV (Bearer)	3,415	310,839
IMCD NV	829	113,763
ING Groep NV (Certificaten Van Aandelen)	56,600	557,601
Koninklijke Ahold Delhaize NV	15,157	394,522
Koninklijke DSM NV	2,535	363,140
Koninklijke KPN NV	50,273	178,878
Koninklijke Philips Electronics NV	12,831	275,206
NN Group NV	4,615	209,605
Prosus NV	12,629	817,774
QIAGEN NV (Germany) (a)	3,354	157,113
Randstad NV	1,832	88,697
RHI Magnesita NV	491	11,900
Stellantis NV (Italy)	32,234	398,329
STMicroelectronics NV (Italy)	9,507	299,709
Universal Music Group NV	19,229	385,273
Wolters Kluwer NV	3,798	368,399
Yandex NV Series A (a)(c)	4,894	16,786

TOTAL NETHERLANDS		10,757,267

New Zealand - 0.2%
Auckland International Airport Ltd. (a)	17,248	77,345
Chorus Ltd.	6,284	28,336
Contact Energy Ltd.	11,105	50,491
Fisher & Paykel Healthcare Corp.	8,496	106,017
Fletcher Building Ltd.	11,630	36,608
Infratil Ltd.	10,465	50,196
Mercury Nz Ltd.	9,063	31,981
Meridian Energy Ltd.	17,239	50,388
Ryman Healthcare Ltd.	5,987	33,279
Spark New Zealand Ltd.	26,832	80,438
Summerset Group Holdings Ltd.	3,227	19,348
The a2 Milk Co. Ltd. (a)	10,564	32,527
Xero Ltd. (a)	1,893	100,559

TOTAL NEW ZEALAND		697,513

Norway - 0.6%
Adevinta ASA Class B (a)	6,047	43,681
Aker ASA (A Shares)	331	25,405
Aker BP ASA	1,804	62,657
Borregaard ASA	1,416	23,030
DNB Bank ASA	13,122	237,555
Entra ASA (b)	2,581	32,362
Equinor ASA	15,601	543,623
Gjensidige Forsikring ASA	2,845	57,624
Kongsberg Gruppen ASA	1,269	45,479
Leroy Seafood Group ASA	3,978	28,251
Mowi ASA	6,585	149,822
NEL ASA (a)	10,596	12,872
Nordic VLSI ASA (a)	2,505	38,860
Norsk Hydro ASA	19,960	112,799
Orkla ASA	10,722	85,891
Salmar ASA	806	56,667
Scatec Solar AS (b)	1,697	14,586
Schibsted ASA:
(A Shares)	1,052	18,787
(B Shares)	1,458	23,758
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,597	28,133
Sparebanken Midt-Norge	1,828	21,491
Storebrand ASA (A Shares)	6,841	48,687
Telenor ASA	9,255	123,677
TGS ASA	1,795	25,204
Tomra Systems ASA	3,352	62,169
Veidekke ASA	1,490	13,539
Yara International ASA	2,319	96,907

TOTAL NORWAY		2,033,516

Pakistan - 0.0%
Lucky Cement Ltd. (a)	1,740	3,903
TRG Pakistan Ltd.	5,000	1,890

TOTAL PAKISTAN		5,793

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,406	22,480
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	31,740	27,431
AC Energy Corp.	161,280	23,568
Ayala Corp.	3,560	38,822
Ayala Land, Inc.	83,800	38,839
Bank of the Philippine Islands (BPI)	25,640	39,518
BDO Unibank, Inc.	25,050	50,309
Converge ICT Solutions, Inc. (a)	27,500	10,571
Globe Telecom, Inc.	440	18,137
International Container Terminal Services, Inc.	11,670	39,027
JG Summit Holdings, Inc.	43,031	38,088
Jollibee Food Corp.	6,320	23,387
Manila Electric Co.	4,010	26,238
Metro Pacific Investments Corp.	166,000	10,650
Metropolitan Bank & Trust Co.	25,726	22,350
Monde Nissin Corp. (b)	89,600	21,170
PLDT, Inc.	1,230	37,557
SM Investments Corp.	7,090	100,770
SM Prime Holdings, Inc.	164,600	109,344
Universal Robina Corp.	12,190	24,593

TOTAL PHILIPPINES		700,369

Poland - 0.2%
Asseco Poland SA	1,066	17,959
Bank Polska Kasa Opieki SA	2,528	45,997
CD Projekt RED SA	998	21,308
Cyfrowy Polsat SA	3,785	17,922
Dino Polska SA (a)(b)	689	49,045
Grupa Lotos SA	1,187	18,202
KGHM Polska Miedz SA (Bearer)	1,952	51,790
Kruk SA	241	12,874
LPP SA	15	30,108
Orange Polska SA	8,686	12,153
PGE Polska Grupa Energetyczna SA (a)	11,221	26,679
Polish Oil & Gas Co. SA	23,005	29,322
Polski Koncern Naftowy Orlen SA	4,189	64,049
Powszechna Kasa Oszczednosci Bank SA	12,382	77,363
Powszechny Zaklad Ubezpieczen SA	8,241	55,131
Santander Bank Polska SA	472	24,541

TOTAL POLAND		554,443

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	107,476	18,584
Energias de Portugal SA	42,844	199,888
Galp Energia SGPS SA Class B	6,492	76,095
Jeronimo Martins SGPS SA	3,941	85,656
REN - Redes Energeticas Nacionais SGPS SA	4,844	14,594

TOTAL PORTUGAL		394,817

Qatar - 0.3%
Barwa Real Estate Co. (a)	27,150	24,900
Industries Qatar QSC (a)	29,267	128,183
Masraf al Rayan	65,396	74,164
Mesaieed Petrochemical Holding Co. (a)	62,966	43,052
Ooredoo QSC	12,349	26,110
Qatar Aluminum Manufacturing Co. (a)	37,903	17,704
Qatar Electricity & Water Co. (a)	7,710	37,092
Qatar Fuel Co. (a)	6,924	33,938
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	38,557	39,608
Qatar International Islamic Bank QSC (a)	10,910	31,935
Qatar Islamic Bank (a)	17,093	104,433
Qatar National Bank SAQ (a)	64,523	353,997
The Commercial Bank of Qatar (a)	28,537	53,638

TOTAL QATAR		968,754

Russia - 0.0%
Alrosa Co. Ltd. (c)	37,350	10,512
Gazprom OAO (c)	183,050	32,405
LUKOIL PJSC (c)	5,452	2,855
Magnit OJSC (c)	1,150	40
MMC Norilsk Nickel PJSC (c)	917	10,318
Mobile TeleSystems OJSC sponsored ADR (c)	6,301	6,276
Novatek PJSC (c)	14,792	699
Polyus PJSC (c)	494	1,965
Sberbank of Russia (a)(c)	163,450	1,700
Severstal PAO (c)	2,873	109
Surgutneftegas OJSC (c)	146,500	3,033
Tatneft PAO (c)	23,930	5,035

TOTAL RUSSIA		74,947

Saudi Arabia - 1.0%
Abdullah Al Othaim Markets Co.	632	17,383
ACWA Power Co.	1,900	75,654
Advanced Polypropylene Co.	1,789	24,508
Al Rajhi Bank	28,443	625,396
Alinma Bank	14,286	127,169
Almarai Co. Ltd.	3,750	52,371
Arabian Internet and Communications Services Co. Ltd.	346	18,240
Bank Al-Jazira	5,723	34,014
Bank Albilad	6,996	81,574
Banque Saudi Fransi	8,644	109,199
Bupa Arabia for Cooperative Insurance Co.	304	12,915
Dar Al Arkan Real Estate Development Co. (a)	7,870	22,569
Dr Sulaiman Al Habib Medical Services Group Co.	1,191	61,516
Emaar The Economic City (a)	9,006	23,715
Etihad Etisalat Co.	5,347	49,877
Jarir Marketing Co.	831	36,012
Mobile Telecommunications Co. Saudi Arabia (a)	6,242	18,699
Mouwasat Medical Services Co.	670	38,035
National Industrialization Co. (a)	4,663	20,033
Qassim Cement Co.	629	13,277
Riyad Bank	19,685	168,409
Sabic Agriculture-Nutrients Co.	2,917	107,130
Sahara International Petrochemical Co.	5,135	68,702
Saudi Airlines Catering Co. (a)	552	10,534
Saudi Arabian Mining Co.	11,832	157,199
Saudi Basic Industries Corp.	13,084	354,291
Saudi Cement Co.	1,123	15,234
Saudi Electricity Co.	11,328	73,062
Saudi Ground Services Co. (a)	1,173	8,269
Saudi Industrial Investment Group	3,133	23,797
Saudi Kayan Petrochemical Co. (a)	10,415	43,802
Saudi Research & Marketing Group (a)	444	22,247
Saudi Telecom Co.	8,765	226,828
The Co. for Cooperative Insurance (a)	896	13,779
The Saudi British Bank	5,255	57,002
The Saudi National Bank	31,840	559,222
The Savola Group	3,687	33,017
United Electronics Co.	434	13,094
Yamama Cement Co. (a)	1,529	10,249
Yanbu Cement Co.	1,167	10,559
Yanbu National Petrochemical Co.	3,964	53,352

TOTAL SAUDI ARABIA		3,491,934

Singapore - 0.9%
Ascendas Real Estate Investment Trust	48,306	99,095
CapitaLand Investment Ltd.	36,720	100,965
CapitaMall Trust	75,595	118,075
CDL Hospitality Trusts unit	1,065	974
City Developments Ltd.	6,700	39,304
ComfortDelgro Corp. Ltd.	28,800	29,022
DBS Group Holdings Ltd.	26,093	557,432
Flex Ltd. (a)	6,849	99,105
Frasers Centrepoint Trust	15,800	26,043
Frasers Logistics & Industrial Trust	41,300	39,537
Genting Singapore Ltd.	80,000	41,460
Kenon Holdings Ltd.	315	12,616
Keppel Corp. Ltd.	20,600	96,231
Keppel DC (REIT)	18,800	26,658
Mapletree Commercial Trust	31,146	41,026
Mapletree Industrial (REIT)	28,188	52,752
Mapletree Logistics Trust (REIT)	46,196	55,862
Oversea-Chinese Banking Corp. Ltd.	57,985	475,383
SATS Ltd. (a)	9,400	26,387
Singapore Airlines Ltd. (a)	18,950	69,564
Singapore Exchange Ltd.	12,100	82,391
Singapore Technologies Engineering Ltd.	23,100	67,838
Singapore Telecommunications Ltd.	103,500	188,480
Suntec (REIT)	30,700	35,798
United Overseas Bank Ltd.	22,300	421,345
UOL Group Ltd.	6,700	35,494
Venture Corp. Ltd.	3,800	45,486
Wilmar International Ltd.	46,200	134,347
Yangzijiang Financial Holding Ltd. (a)	37,500	11,067
Yangzijiang Shipbuilding Holdings Ltd.	37,500	25,103

TOTAL SINGAPORE		3,054,840

South Africa - 1.0%
Absa Group Ltd.	10,561	100,840
Anglo American Platinum Ltd.	872	76,085
AngloGold Ashanti Ltd.	6,099	90,053
Aspen Pharmacare Holdings Ltd.	5,456	46,899
Bid Corp. Ltd.	4,914	93,136
Bidvest Group Ltd./The	4,866	62,848
Capitec Bank Holdings Ltd.	1,390	170,359
Clicks Group Ltd.	3,490	58,924
Discovery Ltd. (a)	7,533	59,579
Exxaro Resources Ltd.	3,536	42,961
FirstRand Ltd.	81,380	313,185
Foschini Group Ltd./The	4,710	35,497
Gold Fields Ltd.	12,922	119,182
Growthpoint Properties Ltd.	49,005	37,387
Harmony Gold Mining Co. Ltd.	7,716	24,126
Impala Platinum Holdings Ltd.	12,343	136,939
Investec Ltd.	4,429	23,942
Kumba Iron Ore Ltd.	780	25,287
Life Healthcare Group Holdings Ltd.	20,166	22,269
Momentum Metropolitan Holdings	3,063	2,686
Mr Price Group Ltd.	3,653	40,057
MTN Group Ltd.	24,914	202,740
MultiChoice Group Ltd.	6,295	44,765
Naspers Ltd. Class N	3,161	461,780
Nedbank Group Ltd.	6,809	87,153
Ninety One Ltd.	609	1,450
Northam Platinum Holdings Ltd. (a)	3,494	36,624
Old Mutual Ltd.	70,224	47,596
Rand Merchant Insurance Holdings Ltd.	11,700	20,031
Remgro Ltd.	7,573	60,725
Sanlam Ltd.	26,486	86,086
Sappi Ltd. (a)	7,892	26,206
Sasol Ltd. (a)	8,402	193,742
Shoprite Holdings Ltd.	7,615	92,781
Sibanye-Stillwater Ltd.	38,906	96,622
Spar Group Ltd./The	2,739	23,370
Standard Bank Group Ltd.	19,820	189,098
Tiger Brands Ltd.	2,503	21,963
Vodacom Group Ltd.	10,504	85,061
Woolworths Holdings Ltd.	15,057	50,327

TOTAL SOUTH AFRICA		3,410,361

Spain - 1.5%
Abertis Infraestructuras SA (a)	363	6,984
Acciona SA	352	64,738
ACS Actividades de Construccion y Servicios SA	3,750	90,897
Aena SME SA (a)(b)	1,078	137,554
Amadeus IT Holding SA Class A (a)	6,526	365,418
Banco Bilbao Vizcaya Argentaria SA	96,708	439,304
Banco de Sabadell SA	81,675	65,101
Banco Santander SA (Spain)	251,653	712,031
Bankinter SA	9,228	57,559
CaixaBank SA	63,096	220,966
Cellnex Telecom SA (b)	8,286	321,543
EDP Renovaveis SA	3,429	80,924
Enagas SA	3,656	80,726
Endesa SA	4,640	87,525
Ferrovial SA	7,311	185,333
Grifols SA	4,137	78,188
Grifols SA ADR	3,828	45,477
Iberdrola SA	84,884	883,762
Industria de Diseno Textil SA	16,286	370,107
International Consolidated Airlines Group SA CDI (a)(d)	35,445	46,627
Naturgy Energy Group SA	4,776	137,488
Red Electrica Corporacion SA	6,298	118,965
Repsol SA	20,424	301,091
Siemens Gamesa Renewable Energy SA (a)	3,197	60,277
Telefonica SA	79,714	406,983

TOTAL SPAIN		5,365,568

Sweden - 2.1%
AAK AB	2,537	41,392
AddTech AB (B Shares)	3,716	48,458
AFRY AB (B Shares)	1,250	17,156
Alfa Laval AB	4,381	105,609
ASSA ABLOY AB (B Shares)	14,386	306,998
Atlas Copco AB:
(A Shares)	37,893	354,680
(B Shares)	22,268	186,202
Avanza Bank Holding AB	1,689	28,341
Axfood AB	1,591	45,772
Beijer Ref AB (B Shares)	3,549	48,535
Billerud AB	2,594	30,264
Billerud AB (a)	518	6,076
Boliden AB	3,990	126,899
Bravida Holding AB (b)	2,856	24,875
Castellum AB	4,096	52,633
Dometic Group AB (b)	4,545	26,658
Electrolux AB (B Shares)	3,590	48,310
Elekta AB (B Shares)	4,939	34,115
Embracer Group AB (a)	9,574	72,991
Epiroc AB:
(A Shares)	9,169	142,166
(B Shares)	5,593	75,559
EQT AB	4,027	82,432
Ericsson (B Shares)	41,901	312,959
Essity AB (B Shares)	8,765	228,855
Evolution AB (b)	2,622	238,395
Fabege AB	3,900	36,820
Fastighets AB Balder (a)	9,054	43,377
Getinge AB (B Shares)	3,126	72,239
H&M Hennes & Mauritz AB (B Shares)	10,889	130,697
Hexagon AB (B Shares)	30,161	315,154
HEXPOL AB (B Shares)	3,688	31,383
Holmen AB (B Shares)	1,326	53,780
Husqvarna AB (B Shares)	5,879	43,240
Industrivarden AB:
(A Shares)	2,561	57,630
(C Shares)	2,655	59,045
Indutrade AB	3,804	69,370
Investment AB Latour (B Shares)	1,972	38,998
Investor AB:
(A Shares)	8,374	150,335
(B Shares)	26,443	434,730
JM AB (B Shares)	781	12,925
Kinnevik AB (B Shares) (a)	3,487	56,175
L E Lundbergforetagen AB	911	37,038
Lifco AB	3,045	48,891
Lundin Energy Mergerco AB (c)	2,789	108,240
Lundin Petroleum AB	2,789	1,906
MIPS AB	363	15,837
Nibe Industrier AB (B Shares)	20,492	153,844
Nolato AB (B Shares)	2,808	15,097
Nordnet AB	2,421	31,642
Nyfosa AB	2,324	17,379
Peab AB	2,795	16,339
Saab AB (B Shares)	1,156	47,755
Sagax AB	2,421	44,658
Samhallsbyggnadsbolaget I Norden AB (B Shares) (d)	17,021	28,344
Sandvik AB	15,868	258,603
Sectra AB (B Shares)	1,850	24,848
Securitas AB (B Shares)	4,605	39,668
Sinch AB (a)(b)	10,043	32,687
Skandinaviska Enskilda Banken AB (A Shares)	23,319	228,865
Skanska AB (B Shares)	5,918	90,710
SKF AB (B Shares)	5,557	82,445
SSAB AB (B Shares)	8,978	37,142
Storskogen Group AB	13,772	19,481
Svenska Cellulosa AB SCA (B Shares)	8,776	131,086
Svenska Handelsbanken AB (A Shares)	22,285	191,292
Sweco AB (B Shares)	2,940	30,550
Swedbank AB (A Shares)	13,502	171,240
Swedish Match Co. AB	22,922	233,863
Swedish Orphan Biovitrum AB (a)	2,944	63,659
Tele2 AB (B Shares)	7,340	83,591
Telia Co. AB	36,346	139,205
Thule Group AB (b)	1,364	33,507
Trelleborg AB (B Shares)	3,465	69,810
Viaplay Group AB (B Shares) (a)	1,108	22,735
Vitrolife AB	1,018	23,406
Volvo AB:
(A Shares)	2,633	42,366
(B Shares)	23,235	361,522
Volvo Car AB (d)	7,773	51,639
Wallenstam AB (B Shares)	5,998	26,238
Wihlborgs Fastigheter AB	3,824	26,746

TOTAL SWEDEN		7,376,102

Switzerland - 6.0%
ABB Ltd. (Reg.)	25,870	693,787
Adecco SA (Reg.)	2,395	81,633
Alcon, Inc. (Switzerland)	7,232	505,138
ams-OSRAM AG (a)	3,934	35,431
Baloise Holdings AG	657	107,292
Compagnie Financiere Richemont SA Series A	7,570	814,253
Credit Suisse Group AG	36,701	209,484
Geberit AG (Reg.)	519	249,429
Givaudan SA	115	404,394
Holcim AG	7,489	321,200
Julius Baer Group Ltd.	3,214	149,098
Kuehne & Nagel International AG	736	174,238
Lindt & Spruengli AG	2	209,710
Lindt & Spruengli AG (participation certificate)	15	152,569
Logitech International SA (Reg.)	2,530	132,165
Lonza Group AG	1,077	575,266
Nestle SA (Reg. S)	40,779	4,765,967
Novartis AG	35,252	2,988,687
Partners Group Holding AG	329	296,450
Roche Holding AG:
(Bearer)	392	151,273
(participation certificate)	10,177	3,402,170
Schindler Holding AG (participation certificate)	591	107,781
SGS SA (Reg.)	88	201,414
Sig Group AG	4,806	105,821
Sika AG	2,219	512,228
Sonova Holding AG	769	244,881
Straumann Holding AG	1,664	200,456
Swatch Group AG (Bearer)	412	97,866
Swiss Life Holding AG	456	222,113
Swiss Prime Site AG	1,105	96,940
Swiss Re Ltd.	4,178	324,288
Swisscom AG	365	201,646
Temenos Group AG	982	83,958
UBS Group AG	53,618	864,381
VAT Group AG (b)	394	93,934
Zurich Insurance Group Ltd.	2,171	946,715

TOTAL SWITZERLAND		20,724,056

Taiwan - 3.9%
Accton Technology Corp.	7,000	56,161
Acer, Inc.	44,000	32,119
Advantech Co. Ltd.	6,299	73,316
AP Memory Technology Corp.	2,000	14,061
ASE Technology Holding Co. Ltd.	50,000	128,503
Asia Cement Corp.	37,000	54,516
ASUSTeK Computer, Inc.	10,000	104,451
AUO Corp.	128,000	70,185
Capital Securities Corp.	32,000	15,070
Catcher Technology Co. Ltd.	11,000	61,241
Cathay Financial Holding Co. Ltd.	124,341	212,903
Chang Hwa Commercial Bank	83,619	48,804
Cheng Loong Corp.	13,000	11,392
Cheng Shin Rubber Industry Co. Ltd.	28,000	33,343
Chicony Electronics Co. Ltd.	9,010	22,459
China Airlines Ltd.	39,000	30,831
China Development Financial Ho	250,000	123,625
China Petrochemical Development Corp.	55,479	17,916
China Steel Corp.	182,000	174,182
Chipbond Technology Corp.	10,000	19,948
Chroma ATE, Inc.	6,000	30,881
Chung Hung Steel Co. Ltd.	12,000	10,839
Chunghwa Telecom Co. Ltd.	55,000	225,721
Compal Electronics, Inc.	59,000	45,153
Compeq Manufacturing Co. Ltd.	15,000	21,899
CTBC Financial Holding Co. Ltd.	283,000	238,951
Delta Electronics, Inc.	28,000	208,632
E Ink Holdings, Inc.	13,000	82,433
E.SUN Financial Holdings Co. Ltd.	193,813	189,073
ECLAT Textile Co. Ltd.	3,000	41,932
Elan Microelectronics Corp.	4,000	18,771
Elite Material Co. Ltd.	4,000	24,019
Elite Semiconductor Memory Technology, Inc.	4,000	11,949
eMemory Technology, Inc.	1,000	34,817
ENNOSTAR, Inc.	8,500	14,497
Eternal Materials Co. Ltd.	12,000	13,059
EVA Airways Corp.	35,562	37,862
Evergreen Marine Corp. (Taiwan)	36,675	104,373
Far Eastern International Bank	45,000	17,030
Far Eastern New Century Corp.	56,000	59,905
Far EasTone Telecommunications Co. Ltd.	23,000	64,682
Faraday Technology Corp.	3,000	19,275
Feng Tay Enterprise Co. Ltd.	7,840	46,285
First Financial Holding Co. Ltd.	149,964	132,171
FLEXium Interconnect, Inc.	4,000	11,653
Formosa Chemicals & Fibre Corp.	58,000	145,746
Formosa Petrochemical Corp.	25,000	78,885
Formosa Plastics Corp.	63,000	229,942
Formosa Taffeta Co. Ltd.	14,000	12,551
Foxconn Technology Co. Ltd.	15,000	24,876
Fubon Financial Holding Co. Ltd.	111,812	224,925
Genius Electronic Optical Co. Ltd.	2,000	24,658
Giant Manufacturing Co. Ltd.	5,000	40,367
Gigabyte Technology Co. Ltd.	7,000	20,887
Global Unichip Corp.	1,000	16,181
GlobalWafers Co. Ltd.	3,000	45,716
Great Wall Enterprise Co. Ltd.	10,424	16,674
HannStar Display Corp.	35,000	11,950
Highwealth Construction Corp.	15,500	23,568
HIWIN Technologies Corp.	4,347	34,876
Hon Hai Precision Industry Co. Ltd. (Foxconn)	180,600	662,206
Hotai Motor Co. Ltd.	5,000	101,928
HTC Corp. (a)	10,000	16,450
Hua Nan Financial Holdings Co. Ltd.	141,212	107,357
IBF Financial Holdings Co. Ltd.	33,120	16,211
Innolux Corp.	157,000	63,905
International Games Systems Co. Ltd.	1,000	25,095
Inventec Corp.	44,000	37,225
ITEQ Corp.	4,000	9,661
King Yuan Electronics Co. Ltd.	15,000	20,184
Kings Town Bank Co. Ltd.	12,000	14,290
Kinsus Interconnect Technology Corp.	4,000	19,174
Largan Precision Co. Ltd.	1,000	58,028
Lien Hwa Industrial Corp.	14,095	26,600
Lite-On Technology Corp.	32,000	62,327
Lotes Co. Ltd.	1,019	22,898
Macronix International Co. Ltd.	26,060	31,121
Makalot Industrial Co. Ltd.	3,203	15,192
MediaTek, Inc.	23,000	503,684
Medigen Vaccine Biologics Corp. (a)	3,000	20,688
Mega Financial Holding Co. Ltd.	155,000	184,058
Merida Industry Co. Ltd.	3,000	25,785
Micro-Star International Co. Ltd.	10,000	38,181
MiTAC Holdings Corp.	14,000	12,928
momo.com, Inc.	1,560	33,481
Nan Ya Plastics Corp.	81,000	226,158
Nan Ya Printed Circuit Board Corp.	3,000	26,289
Nanya Technology Corp.	17,000	28,250
Nien Made Enterprise Co. Ltd.	3,000	29,569
Novatek Microelectronics Corp.	8,000	81,273
Oneness Biotech Co. Ltd. (a)	4,000	23,615
Pegatron Corp.	30,000	57,523
Phison Electronics Corp.	2,000	18,233
Pou Chen Corp.	36,000	35,725
Powerchip Semiconductor Manufacturing Corp.	35,000	47,213
Powertech Technology, Inc.	10,000	29,535
Poya International Co. Ltd.	1,030	10,949
President Chain Store Corp.	8,000	73,334
Primax Electronics Ltd.	6,000	12,474
Qisda Corp.	22,000	21,203
Quanta Computer, Inc.	40,000	107,377
Radiant Opto-Electronics Corp.	7,000	20,439
Realtek Semiconductor Corp.	7,000	85,478
Ruentex Development Co. Ltd.	19,460	48,049
Ruentex Industries Ltd.	7,240	18,899
Shin Kong Financial Holding Co. Ltd.	201,543	59,391
Simplo Technology Co. Ltd.	3,000	25,684
SINBON Electronics Co. Ltd.	3,000	25,633
Sino-American Silicon Products, Inc.	8,000	37,945
Sinopac Financial Holdings Co.	160,680	90,807
Standard Foods Corp.	6,000	9,396
Synnex Technology International Corp.	19,000	34,003
Ta Chen Stainless Pipe Co. Ltd.	27,323	31,113
Taichung Commercial Bank Co. Ltd.	44,796	20,419
Taishin Financial Holdings Co. Ltd.	155,386	85,202
Taishin Financial Holdings Co. Ltd. rights 7/13/22 (a)(c)	3,054	0
Taiwan Business Bank	82,443	32,032
Taiwan Cement Corp.	75,607	100,463
Taiwan Cooperative Financial Holding Co. Ltd.	142,165	128,406
Taiwan Fertilizer Co. Ltd.	11,000	23,645
Taiwan High Speed Rail Corp.	31,000	29,251
Taiwan Mobile Co. Ltd.	24,000	87,193
Taiwan Semiconductor Manufacturing Co. Ltd.	274,000	4,392,181
Taiwan Surface Mounting Technology Co. Ltd.	4,000	12,164
Taiwan Union Technology Corp.	3,000	5,641
Tatung Co. Ltd. (a)	27,000	30,790
TECO Electric & Machinery Co. Ltd.	17,000	17,070
The Shanghai Commercial & Savings Bank Ltd.	61,000	108,962
Tong Hsing Electronics Industries Ltd.	2,000	13,523
Tripod Technology Corp.	7,000	26,256
Tung Ho Steel Enterprise Corp.	7,370	12,867
TXC Corp.	3,000	9,153
Unified-President Enterprises Corp.	69,000	155,515
Unimicron Technology Corp.	18,000	95,973
Union Bank of Taiwan	35,000	18,014
United Integrated Services Co.	3,000	14,885
United Microelectronics Corp.	168,000	224,612
United Renewable Energy Co. Ltd. (a)	19,248	14,633
Vanguard International Semiconductor Corp.	13,000	33,586
Voltronic Power Technology Corp.	1,000	48,609
Walsin Lihwa Corp.	33,000	40,019
Walsin Lihwa Corp. rights (a)	2,308	237
Walsin Technology Corp.	5,000	15,087
Win Semiconductors Corp.	6,000	38,854
Winbond Electronics Corp.	40,000	29,199
Wistron Corp.	43,058	38,674
Wiwynn Corp.	1,000	23,447
WPG Holding Co. Ltd.	19,920	36,922
XinTec, Inc.	2,000	8,645
Yageo Corp.	6,000	62,166
Yang Ming Marine Transport Corp.	25,000	69,213
YFY, Inc.	19,000	16,266
Yuanta Financial Holding Co. Ltd.	176,160	116,741
Yulon Finance Corp.	3,000	21,647

TOTAL TAIWAN		13,665,066

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	5,200	28,650
Advanced Information Service PCL NVDR	10,300	56,748
Airports of Thailand PCL:
(For. Reg.) (a)	20,400	41,028
NVDR (a)	42,300	85,073
Asset World Corp. PCL NVDR	112,800	15,593
B. Grimm Power PCL:
(For. Reg.)	2,800	2,776
NVDR	9,800	9,716
Bangkok Bank PCL NVDR	8,200	30,893
Bangkok Chain Hospital PCL unit	17,800	9,429
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	1,479
NVDR	19,300	9,513
Bangkok Dusit Medical Services PCL NVDR	56,500	40,011
Bangkok Expressway and Metro PCL:
(For. Reg.)	76,600	18,986
NVDR	27,300	6,767
Bank of Ayudhya PCL NVDR	24,000	21,925
Banpu PCL NVDR	39,400	14,062
BCPG PCL NVDR	17,600	5,434
Berli Jucker PCL:
unit	11,600	10,679
(For. Reg.)	3,900	3,590
BTS Group Holdings PCL NVDR	101,300	24,534
Bumrungrad Hospital PCL:
NVDR	4,800	24,338
(For. Reg.)	500	2,535
Carabao Group PCL:
(For. Reg.)	2,200	6,637
NVDR	3,100	9,352
Central Pattana PCL:
(For. Reg.)	200	346
NVDR	20,300	35,077
Central Plaza Hotel PCL unit (a)	7,800	9,722
Central Retail Corp. PCL:
(For. Reg.)	9,141	9,063
NVDR	32,400	32,122
Charoen Pokphand Foods PCL (NVDR)	52,300	38,519
Chularat Hospital PCL unit	72,600	7,609
Com7 PCL NVDR	5,400	4,589
CP ALL PCL:
(For. Reg.)	15,500	26,344
NVDR	48,600	82,600
Delta Electronics PCL NVDR	6,600	62,256
Electricity Generating PCL:
(For. Reg.)	1,000	5,000
NVDR	2,900	14,499
Energy Absolute PCL:
(For. Reg.)	10,000	23,086
NVDR	15,400	35,553
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	3,007
NVDR	9,400	17,174
Gulf Energy Development PCL:
(For. Reg.)	24,400	32,139
NVDR	43,200	56,902
Gunkul Engineering PCL unit	57,900	9,267
Hana Microelectronics PCL NVDR	9,100	10,504
Home Product Center PCL:
(For. Reg.)	15,800	5,684
NVDR	38,200	13,742
Indorama Ventures PCL NVDR	31,300	41,671
Intouch Holdings PCL NVDR	15,900	30,852
IRPC PCL:
(For. Reg.)	50,700	4,624
NVDR	83,700	7,634
Jay Mart PCL unit	7,900	11,413
JMT Network Services PCL:
NVDR	9,476	19,662
warrants (a)	432	193
Kasikornbank PCL NVDR	17,400	74,179
KCE Electronics PCL NVDR	7,800	13,312
Kiatnakin Bank PCL:
unit	3,700	6,498
(For. Reg.)	1,900	3,337
Krung Thai Bank PCL:
(For. Reg.)	15,100	6,630
NVDR	35,500	15,587
Krungthai Card PCL:
(For. Reg.)	6,500	10,495
NVDR	8,000	12,917
Land & House PCL NVDR	51,400	12,158
Minor International PCL:
unit (a)	27,538	26,522
warrants 2/15/24 (a)	850	98
(For. Reg.) (a)	8,810	8,485
Muangthai Leasing PCL:
(For. Reg.)	5,200	6,297
NVDR	4,900	5,934
Ngern Tid Lor PCL NVDR	16,046	13,295
Osotspa PCL:
(For. Reg.)	4,400	4,269
NVDR	16,700	16,202
PTT Exploration and Production PCL:
(For. Reg.)	11,600	52,410
NVDR	10,000	45,181
PTT Global Chemical PCL:
(For. Reg.)	800	1,031
NVDR	22,800	29,386
PTT Oil & Retail Business PCL NVDR	42,100	30,410
PTT PCL:
(For. Reg.)	32,900	31,686
NVDR	90,900	87,546
Ratch Group PCL unit	5,500	5,959
SCB X PCL:
(For. Reg.)	250	736
NVDR unit	21,700	63,927
SCG Packaging PCL NVDR	17,800	27,984
Siam Cement PCL:
(For. Reg.)	1,700	18,010
NVDR	2,900	30,723
Siam Global House PCL NVDR	21,119	11,007
Singer Thailand PCL NVDR	5,600	7,019
Sri Trang Agro-Industry PCL NVDR	9,200	5,525
Sri Trang Gloves Thailand PCL NVDR	15,000	6,926
Srisawad Corp. PCL:
warrants 8/29/25 (a)	200	29
(For. Reg.)	3,200	4,396
NVDR	8,900	12,227
Star Petroleum Refining PCL NVDR	20,500	7,026
Thai Beverage PCL	126,900	58,915
Thai Oil PCL:
(For. Reg.)	3,000	4,376
NVDR	8,500	12,400
Thai Union Frozen Products PCL:
(For. Reg.)	13,100	6,345
NVDR	16,500	7,992
Thanachart Capital PCL:
(For. Reg.)	4,000	4,277
NVDR	4,300	4,598
Thonburi Healthcare Group PCL NVDR	4,800	8,362
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,014
NVDR	3,700	9,276
TMBThanachart Bank PCL:
(For. Reg.)	339,372	11,824
NVDR	258,156	8,995
TOA Paint Thailand PCL NVDR	6,400	5,303
Total Access Communication PCL NVDR	9,200	11,597
True Corp. PCL:
(For. Reg.)	115,300	15,024
NVDR	150,100	19,558
TTW PCL NVDR	20,900	6,275
VGI PCL:
unit	41,600	5,868
warrants 5/23/27 (a)	9,600	60
(For. Reg.)	23,090	3,257
warrants (For. Reg.) (a)	9,690	60
WHA Corp. PCL NVDR	95,000	8,235

TOTAL THAILAND		2,063,571

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	1,848	5,252
Akbank TAS	42,297	20,323
Aksa Akrilik Kimya Sanayii	2,253	7,809
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,566	4,175
Arcelik A/S	3,262	14,169
Aselsan A/S	7,895	10,813
Bera Holding A/S	4,038	3,508
Bim Birlesik Magazalar A/S JSC	6,174	29,906
Coca-Cola Icecek Sanayi A/S	946	7,323
Dogan Sirketler Grubu Holding A/S	16,200	3,378
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	4,483
Enerjisa Enerji A/S (b)	4,882	3,978
Enka Insaat ve Sanayi A/S	32,163	33,220
Eregli Demir ve Celik Fabrikalari T.A.S.	19,290	31,366
Ford Otomotiv Sanayi A/S	1,035	16,556
Haci Omer Sabanci Holding A/S	18,495	20,954
Hektas Ticaret A/S (a)	5,489	9,734
Is Gayrimenkul Yatirim Ortakligi A/S (a)	7,846	6,689
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	10,399	7,028
Koc Holding A/S	15,437	33,850
Koza Altin Isletmeleri A/S	558	5,683
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	3,237	5,007
Logo Yazilim Sanayi Ve Ticar	604	1,379
Migros Turk Ticaret A/S (a)	1,021	2,936
Otokar Otomotiv ve Savunma Sanayi A.S.	73	1,859
Pegasus Hava Tasimaciligi A/S (a)	462	4,733
Petkim Petrokimya Holding A/S (a)	15,989	8,449
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,699	3,708
Sok Marketler Ticaret A/S	5,808	3,988
TAV Havalimanlari Holding A/S (a)	2,952	8,801
Tekfen Holding A/S	3,601	4,664
Tofas Turk Otomobil Fabrikasi A/S	1,799	6,467
Turk Hava Yollari AO (a)	11,591	32,500
Turk Sise ve Cam Fabrikalari A/S	18,087	23,298
Turk Traktor ve Ziraat Makinalari A/S	126	1,644
Turkcell Iletisim Hizmet A/S	16,703	16,211
Turkiye Garanti Bankasi A/S	29,000	24,150
Turkiye Is Bankasi A/S Series C	47,347	12,424
Turkiye Petrol Rafinerileri A/S (a)	1,786	28,302
Turkiye Vakiflar Bankasi TAO (a)	19,915	4,271
Yapi ve Kredi Bankasi A/S	32,755	8,497

TOTAL TURKEY		483,485

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	40,743	98,277
Abu Dhabi Islamic Bank	21,511	43,923
Abu Dhabi National Oil Co. for Distribution PJSC	40,356	46,365
Aldar Properties PJSC	57,198	69,296
Dubai Islamic Bank Pakistan Ltd. (a)	42,001	65,864
Emaar Properties PJSC (a)	57,454	81,338
Emirates NBD Bank PJSC (a)	36,047	129,542
Emirates Telecommunications Corp.	50,530	359,052
First Abu Dhabi Bank PJSC	64,238	328,439

TOTAL UNITED ARAB EMIRATES		1,222,096

United Kingdom - 9.2%
3i Group PLC	14,145	191,719
Abrdn PLC	31,208	60,726
Admiral Group PLC	3,982	108,773
Anglo American PLC (United Kingdom)	19,548	698,813
Antofagasta PLC	5,057	71,100
Ashtead Group PLC	6,530	273,365
Associated British Foods PLC	5,196	100,260
AstraZeneca PLC (United Kingdom)	22,457	2,962,568
Atlassian Corp. PLC (a)	2,051	384,357
Auto Trader Group PLC (b)	13,834	93,692
Avast PLC (b)	9,242	58,164
Aveva Group PLC	1,757	48,144
Aviva PLC	41,434	202,406
BAE Systems PLC	46,768	473,479
Barclays PLC	231,352	432,618
Barratt Developments PLC	14,624	81,425
Bellway PLC	1,750	45,716
Berkeley Group Holdings PLC	1,607	72,849
BP PLC	285,012	1,338,272
British American Tobacco PLC (United Kingdom)	33,098	1,418,722
British Land Co. PLC	13,893	75,613
BT Group PLC	127,371	288,856
Bunzl PLC	4,889	161,818
Burberry Group PLC	5,896	117,778
Centrica PLC (a)	86,287	84,030
Compass Group PLC	25,881	531,373
ConvaTec Group PLC (b)	22,896	62,543
Croda International PLC	2,074	163,397
Dechra Pharmaceuticals PLC	1,554	65,414
Derwent London PLC	1,592	50,619
Diageo PLC	33,774	1,458,791
Diploma PLC	1,772	48,059
Direct Line Insurance Group PLC	19,173	58,745
DS Smith PLC	20,421	68,933
Endava PLC ADR (a)	558	49,255
Games Workshop Group PLC	467	37,974
GSK PLC	72,574	1,564,086
Halma PLC	5,532	135,288
Hargreaves Lansdown PLC	5,076	48,678
Hikma Pharmaceuticals PLC	2,573	50,662
HomeServe PLC	4,174	59,549
Howden Joinery Group PLC	8,608	63,144
HSBC Holdings PLC (United Kingdom)	298,461	1,949,703
IG Group Holdings PLC	6,384	53,660
IMI PLC	3,952	56,430
Imperial Brands PLC	13,775	308,391
Informa PLC (a)	21,982	141,500
InterContinental Hotel Group PLC	2,753	146,316
Intermediate Capital Group PLC	4,199	66,909
Intertek Group PLC	2,350	120,319
ITV PLC	51,588	40,982
J Sainsbury PLC	24,944	61,943
JD Sports Fashion PLC	35,472	49,830
Johnson Matthey PLC	2,907	68,138
Kingfisher PLC	29,545	88,295
Land Securities Group PLC	11,094	89,671
Legal & General Group PLC	86,799	253,057
Lloyds Banking Group PLC	1,030,523	530,211
London Stock Exchange Group PLC	4,694	438,005
M&G PLC	38,004	90,026
Meggitt PLC (a)	11,411	109,597
Melrose Industries PLC	62,508	113,908
Mondi PLC	7,070	125,222
National Grid PLC	56,103	720,976
NatWest Group PLC	74,702	198,839
Next PLC	1,940	138,388
Ocado Group PLC (a)	9,477	90,122
Pearson PLC	11,055	101,236
Pennon Group PLC	3,912	45,359
Persimmon PLC	4,686	106,271
Phoenix Group Holdings PLC	12,490	89,765
Prudential PLC	39,848	495,679
Quilter PLC (b)	20,982	26,180
Reckitt Benckiser Group PLC	10,675	802,891
RELX PLC (London Stock Exchange)	28,684	778,810
Rentokil Initial PLC	27,003	156,005
Rightmove PLC	12,515	86,727
Rio Tinto PLC	15,376	919,279
Rolls-Royce Holdings PLC (a)	121,870	124,022
Rotork PLC	12,406	36,335
Royal Mail PLC	11,245	36,918
RS GROUP PLC	6,717	71,055
Sage Group PLC	16,242	125,509
Schroders PLC	1,793	58,320
Segro PLC	17,501	208,097
Severn Trent PLC	3,681	121,835
Shell PLC (London)	110,863	2,887,181
Smith & Nephew PLC	12,842	179,593
Smiths Group PLC	5,815	99,065
Spectris PLC	1,645	54,287
Spirax-Sarco Engineering PLC	1,075	129,263
SSE PLC	15,206	300,096
St. James's Place PLC	7,874	105,675
Standard Chartered PLC (United Kingdom)	37,044	279,660
Tate & Lyle PLC	5,719	52,171
Taylor Wimpey PLC	52,210	74,137
Tesco PLC	110,697	344,999
The Weir Group PLC	3,707	61,506
Travis Perkins PLC	3,201	37,703
Tritax Big Box REIT PLC	26,659	58,900
Unilever PLC	38,106	1,736,864
Unite Group PLC	5,749	74,461
United Utilities Group PLC	9,923	123,524
Vodafone Group PLC	388,986	604,832
Whitbread PLC	2,998	90,913

TOTAL UNITED KINGDOM		32,097,334

United States of America - 0.2%
Coca-Cola European Partners PLC	2,912	150,288
Farfetch Ltd. Class A (a)	4,712	33,738
Fiverr International Ltd. (a)(d)	436	14,994
JFrog Ltd. (a)	613	12,916
Kolon TissueGene, Inc. unit (a)(c)	120	746
Li Auto, Inc. ADR (a)	3,978	152,397
MagnaChip Semiconductor Corp. (a)	648	9,415
Stratasys Ltd. (a)(d)	931	17,447
Tilray Brands, Inc. Class 2 (a)(d)	1,491	4,652
Yum China Holdings, Inc.	6,216	301,476

TOTAL UNITED STATES OF AMERICA		698,069

TOTAL COMMON STOCKS
(Cost $355,270,881)		330,461,749

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.4%
Alpargatas SA (PN)	3,300	12,069
Azul SA (a)	4,000	9,462
Banco Bradesco SA (PN)	75,841	249,255
Bradespar SA (PN)	3,614	17,430
Braskem SA Class A	2,900	20,636
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,566	31,821
Companhia Energetica de Minas Gerais (CEMIG) (PN)	20,849	41,352
Gerdau SA	16,400	70,038
Itau Unibanco Holding SA	70,700	306,255
Itausa-Investimentos Itau SA (PN)	69,588	110,895
Metalurgica Gerdau SA (PN)	11,200	20,438
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	68,700	366,640
Raizen SA	17,400	15,261

TOTAL BRAZIL		1,271,552

Chile - 0.0%
Embotelladora Andina SA Class B	4,941	8,818
Sociedad Quimica y Minera de Chile SA (PN-B)	2,081	173,483

TOTAL CHILE		182,301

Colombia - 0.0%
Bancolombia SA (PN)	6,139	46,878
Grupo Aval Acciones y Valores SA	63,326	11,441

TOTAL COLOMBIA		58,319

Germany - 0.2%
Henkel AG & Co. KGaA	2,466	152,598
Porsche Automobil Holding SE (Germany)	2,230	148,320
Sartorius AG (non-vtg.)	360	125,779
Volkswagen AG	2,661	358,276

TOTAL GERMANY		784,973

Korea (South) - 0.2%
Hyundai Motor Co.	434	29,294
Hyundai Motor Co. Series 2	438	29,767
LG Chemical Ltd.	116	21,644
LG Electronics, Inc.	235	7,739
LG Household & Health Care Ltd.	40	10,132
Samsung Electronics Co. Ltd.	12,215	492,789

TOTAL KOREA (SOUTH)		591,365

Russia - 0.0%
AK Transneft OAO (c)	24	11,782
Sberbank of Russia (Russia) (a)(c)	15,430	162
Surgutneftegas OJSC (c)	105,000	3,091

TOTAL RUSSIA		15,035

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,548,159)		2,903,545
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $595,769)(f)	600,000	591,518
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.58% (g)	11,112,136	11,114,358
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	710,120	710,191
TOTAL MONEY MARKET FUNDS
(Cost $11,824,549)		11,824,549
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $371,239,358)		345,781,361
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,923,242
NET ASSETS - 100%		$347,704,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	96	Sept. 2022	$8,911,680	$9,596	$9,596
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	88	Sept. 2022	4,411,880	628	628
TME S&P/TSX 60 Index Contracts (Canada)	6	Sept. 2022	1,065,103	(36,390)	(36,390)
TOTAL FUTURES CONTRACTS					$(26,166)

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,122,099 or 2.3% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $591,518.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$16,086,863	$48,840,574	$53,813,079	$20,998	$--	$--	$11,114,358	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	1,111,294	13,850,018	14,251,121	12,201	--	--	710,191	0.0%
Total	$17,198,157	$62,690,592	$68,064,200	$33,199	$--	$--	$11,824,549

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$21,616,964	$9,720,738	$11,872,570	$23,656
Consumer Discretionary	38,610,237	17,760,112	20,850,125	--
Consumer Staples	28,466,043	10,349,511	18,116,492	40
Energy	19,161,001	10,638,053	8,464,048	58,900
Financials	66,328,912	39,338,184	26,880,626	110,102
Health Care	32,240,353	7,864,236	24,351,498	24,619
Industrials	42,663,302	20,511,359	22,151,943	--
Information Technology	36,446,277	18,211,970	18,234,307	--
Materials	27,344,369	17,345,269	9,976,196	22,904
Real Estate	9,475,222	7,538,082	1,915,807	21,333
Utilities	11,012,614	6,341,649	4,670,965	--
Government Obligations	591,518	--	591,518	--
Money Market Funds	11,824,549	11,824,549	--	--
Total Investments in Securities:	$345,781,361	$177,443,712	$168,076,095	$261,554
Derivative Instruments:
Assets
Futures Contracts	$10,224	$10,224	$--	$--
Total Assets	$10,224	$10,224	$--	$--
Liabilities
Futures Contracts	$(36,390)	$(36,390)	$--	$--
Total Liabilities	$(36,390)	$(36,390)	$--	$--
Total Derivative Instruments:	$(26,166)	$(26,166)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$127,828
Net Realized Gain (Loss) on Investment Securities	(2,961)
Net Unrealized Gain (Loss) on Investment Securities	(3,568,846)
Cost of Purchases	203,473
Proceeds of Sales	(92,006)
Amortization/Accretion	--
Transfers into Level 3	3,640,290
Transfers out of Level 3	(46,224)
Ending Balance	$261,554
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2022	$(3,576,033)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,224	$(36,390)
Total Equity Risk	10,224	(36,390)
Total Value of Derivatives	$10,224	$(36,390)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $672,745) — See accompanying schedule: Unaffiliated issuers (cost $359,414,809)	$333,956,812
Fidelity Central Funds (cost $11,824,549)	11,824,549
Total Investment in Securities (cost $371,239,358)		$345,781,361
Segregated cash with brokers for derivative instruments		172,392
Foreign currency held at value (cost $1,276,683)		1,266,163
Receivable for investments sold		50
Receivable for fund shares sold		248,084
Dividends receivable		901,979
Reclaims receivable		483,899
Interest receivable		14
Distributions receivable from Fidelity Central Funds		11,151
Other receivables		260
Total assets		348,865,353
Liabilities
Payable for investments purchased
Regular delivery	$12,009
Delayed delivery	3,335
Payable for fund shares redeemed	205,885
Accrued management fee	32,749
Distribution and service plan fees payable	9,305
Payable for daily variation margin on futures contracts	71,115
Other affiliated payables	17,863
Deferred taxes	98,266
Collateral on securities loaned	710,223
Total liabilities		1,160,750
Net Assets		$347,704,603
Net Assets consist of:
Paid in capital		$385,513,127
Total accumulated earnings (loss)		(37,808,524)
Net Assets		$347,704,603
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($299,513,374 ÷ 32,154,014 shares)		$9.31
Service Class:
Net Asset Value, offering price and redemption price per share ($7,075,299 ÷ 760,618 shares)		$9.30
Service Class 2:
Net Asset Value, offering price and redemption price per share ($41,115,930 ÷ 4,434,374 shares)		$9.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$7,165,881
Non-Cash dividends		646,534
Interest		1,531
Income from Fidelity Central Funds (including $12,201 from security lending)		33,199
Income before foreign taxes withheld		7,847,145
Less foreign taxes withheld		(766,533)
Total income		7,080,612
Expenses
Management fee	$217,125
Transfer agent fees	118,432
Distribution and service plan fees	64,822
Independent trustees' fees and expenses	683
Interest	1,568
Total expenses before reductions	402,630
Expense reductions	(171)
Total expenses after reductions		402,459
Net investment income (loss)		6,678,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $80,549)	(10,097,847)
Foreign currency transactions	(115,711)
Futures contracts	(3,052,933)
Total net realized gain (loss)		(13,266,491)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $302,825)	(73,109,203)
Assets and liabilities in foreign currencies	(46,177)
Futures contracts	(347,939)
Total change in net unrealized appreciation (depreciation)		(73,503,319)
Net gain (loss)		(86,769,810)
Net increase (decrease) in net assets resulting from operations		$(80,091,657)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,678,153	$9,088,217
Net realized gain (loss)	(13,266,491)	(2,090,469)
Change in net unrealized appreciation (depreciation)	(73,503,319)	17,538,633
Net increase (decrease) in net assets resulting from operations	(80,091,657)	24,536,381
Distributions to shareholders	–	(11,831,501)
Share transactions - net increase (decrease)	(12,472,711)	193,467,951
Total increase (decrease) in net assets	(92,564,368)	206,172,831
Net Assets
Beginning of period	440,268,971	234,096,140
End of period	$347,704,603	$440,268,971

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$10.95	$10.03	$8.45	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.28	.20	.27	.15
Net realized and unrealized gain (loss)	(2.32)	.56	.87	1.54	(1.60)
Total from investment operations	(2.14)	.84	1.07	1.81	(1.45)
Distributions from net investment income	–	(.30)	(.15)	(.21)	(.10)
Distributions from net realized gain	–	(.04)	–D	(.02)	(.01)
Total distributions	–	(.34)	(.15)	(.23)	(.10)E
Net asset value, end of period	$9.31	$11.45	$10.95	$10.03	$8.45
Total ReturnF,G,H	(18.69)%	7.72%	10.69%	21.53%	(14.47)%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.17%K	.17%	.17%	.17%	.17%K
Expenses net of fee waivers, if any	.17%K	.17%	.17%	.17%	.17%K
Expenses net of all reductions	.17%K	.17%	.17%	.17%	.17%K
Net investment income (loss)	3.42%K	2.38%	2.08%	2.88%	2.27%K
Supplemental Data
Net assets, end of period (000 omitted)	$299,513	$346,107	$213,113	$125,050	$55,494
Portfolio turnover rateL	27%K	18%	10%	4%	5%K

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.02	$9.48
Income from Investment Operations
Net investment income (loss)B,C	.18	.27	.18	.16
Net realized and unrealized gain (loss)	(2.32)	.56	.88	.61
Total from investment operations	(2.14)	.83	1.06	.77
Distributions from net investment income	–	(.29)	(.14)	(.20)
Distributions from net realized gain	–	(.04)	–D	(.02)
Total distributions	–	(.33)	(.14)	(.23)E
Net asset value, end of period	$9.30	$11.44	$10.94	$10.02
Total ReturnF,G,H	(18.71)%	7.65%	10.60%	8.15%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.27%K	.27%	.27%	.27%K
Expenses net of fee waivers, if any	.27%K	.27%	.27%	.27%K
Expenses net of all reductions	.27%K	.27%	.27%	.27%K
Net investment income (loss)	3.32%K	2.28%	1.98%	2.90%K
Supplemental Data
Net assets, end of period (000 omitted)	$7,075	$54,755	$5,832	$4,701
Portfolio turnover rateL	27%K	18%	10%	4%K

 A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.92	$10.02	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.25	.17	.25	.13
Net realized and unrealized gain (loss)	(2.30)	.56	.87	1.53	(1.58)
Total from investment operations	(2.14)	.81	1.04	1.78	(1.45)
Distributions from net investment income	–	(.28)	(.13)	(.20)	(.08)
Distributions from net realized gain	–	(.04)	–D	(.02)	(.01)
Total distributions	–	(.32)	(.14)E	(.22)	(.09)
Net asset value, end of period	$9.27	$11.41	$10.92	$10.02	$8.46
Total ReturnF,G,H	(18.76)%	7.48%	10.34%	21.16%	(14.55)%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.42%K	.42%	.42%	.42%	.42%K
Expenses net of fee waivers, if any	.42%K	.42%	.42%	.42%	.42%K
Expenses net of all reductions	.42%K	.42%	.42%	.42%	.42%K
Net investment income (loss)	3.17%K	2.13%	1.83%	2.63%	2.02%K
Supplemental Data
Net assets, end of period (000 omitted)	$41,116	$39,406	$15,151	$5,590	$846
Portfolio turnover rateL	27%K	18%	10%	4%	5%K

 A For the period April 17, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, certain deemed distributions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$503,506,613	$83,777,320	$(66,721,155)	$17,056,165
VIP Extended Market Index Portfolio	178,371,556	20,637,491	(34,120,693)	(13,483,202)
VIP International Index Portfolio	379,027,738	31,746,904	(65,019,447)	(33,272,543)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to December 31, 2021, and ordinary losses recognized during the period November 1, 2021 to December 31, 2021. Loss deferrals were as follows:

	Capital losses	Ordinary losses
VIP International Index Portfolio	(44,341)	(115,511)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	72,118,127	8,077,240
VIP Extended Market Index Portfolio	27,931,442	23,266,085
VIP International Index Portfolio	51,572,818	55,823,131

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$195	$24,019	$24,214
VIP Extended Market Index Portfolio	11,443	7,730	19,173
VIP International Index Portfolio	13,585	51,237	64,822

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$159,853
Service Class	117
Service Class 2	5,765
$165,735
VIP Extended Market Index Portfolio
Initial Class	$43,453
Service Class	6,866
Service Class 2	1,855
$52,174
VIP International Index Portfolio
Initial Class	$97,984
Service Class	8,151
Service Class 2	12,297
$118,432

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Index Portfolio	Borrower	$24,975,250.57%		$1,568

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$2,057	$3,519	$126,427
VIP Extended Market Index Portfolio	$4,602	$2,401	$100,163
VIP International Index Portfolio	$1,257	$4	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$9
VIP Extended Market Index Portfolio	10
VIP International Index Portfolio	171

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$876,721	$8,379,105
Service Class	621	6,012
Service Class 2	23,736	167,185
Total	$901,078	$8,552,302
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$630,465	$10,126,103
Service Class	89,584	1,456,112
Service Class 2	26,845	434,038
Total	$746,894	$12,016,253
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$–	$9,498,100
Service Class	–	1,368,737
Service Class 2	–	964,664
Total	$–	$11,831,501

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Total Market Index Portfolio
Initial Class
Shares sold	4,481,278	16,107,339	$70,393,248	$251,542,725
Reinvestment of distributions	54,556	499,913	876,721	8,371,105
Shares redeemed	(1,612,651)	(2,322,433)	(25,227,596)	(38,259,250)
Net increase (decrease)	2,923,183	14,284,819	$46,042,373	$221,654,580
Service Class
Shares sold	16,414	256	$253,293	$4,109
Reinvestment of distributions	25	235	409	3,922
Shares redeemed	(14,794)	(1,337)	(224,731)	(22,705)
Net increase (decrease)	1,645	(846)	$28,971	$(14,674)
Service Class 2
Shares sold	1,166,479	584,607	$18,604,141	$9,347,805
Reinvestment of distributions	1,425	9,397	22,836	157,391
Shares redeemed	(164,395)	(130,263)	(2,540,897)	(2,079,811)
Net increase (decrease)	1,003,509	463,741	$16,086,080	$7,425,385
VIP Extended Market Index Portfolio
Initial Class
Shares sold	1,247,464	5,862,146	$16,003,053	$84,604,654
Reinvestment of distributions	47,944	740,754	630,465	10,126,103
Shares redeemed	(1,385,059)	(2,868,856)	(17,560,730)	(42,270,166)
Net increase (decrease)	(89,651)	3,734,044	$(927,212)	$52,460,591
Service Class
Shares sold	1,083,972	585,531	$14,141,395	$8,448,733
Reinvestment of distributions	6,783	106,016	89,057	1,447,118
Shares redeemed	(814,188)	(495,757)	(10,494,665)	(7,092,707)
Net increase (decrease)	276,567	195,790	$3,735,787	$2,803,144
Service Class 2
Shares sold	102,950	305,309	$1,278,356	$4,463,939
Reinvestment of distributions	1,863	28,848	24,444	393,782
Shares redeemed	(109,933)	(209,643)	(1,400,386)	(3,045,816)
Net increase (decrease)	(5,120)	124,514	$(97,586)	$1,811,905
VIP International Index Portfolio
Initial Class
Shares sold	3,315,370	17,235,095	$34,708,465	$197,206,493
Reinvestment of distributions	–	844,990	–	9,443,500
Shares redeemed	(1,387,921)	(7,314,839)	(14,555,472)	(85,185,022)
Net increase (decrease)	1,927,449	10,765,246	$20,152,993	$121,464,971
Service Class
Shares sold	400,778	4,870,837	$4,237,152	$55,197,048
Reinvestment of distributions	–	122,419	–	1,365,276
Shares redeemed	(4,424,955)	(741,353)	(47,048,491)	(8,537,763)
Net increase (decrease)	(4,024,177)	4,251,903	$(42,811,339)	$48,024,561
Service Class 2
Shares sold	1,441,158	2,339,068	$14,918,293	$27,165,655
Reinvestment of distributions	–	86,460	–	962,387
Shares redeemed	(459,753)	(359,378)	(4,732,658)	(4,149,623)
Net increase (decrease)	981,405	2,066,150	$10,185,635	$23,978,419

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$788.60	$.53
Hypothetical-C		$1,000.00	$1,024.20	$.60
Service Class	.22%
Actual		$1,000.00	$788.60	$.98
Hypothetical-C		$1,000.00	$1,023.70	$1.10
Service Class 2.37%
Actual		$1,000.00	$787.60	$1.64
Hypothetical-C		$1,000.00	$1,022.96	$1.86
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$783.40	$.57
Hypothetical-C		$1,000.00	$1,024.15	$.65
Service Class	.23%
Actual		$1,000.00	$782.40	$1.02
Hypothetical-C		$1,000.00	$1,023.65	$1.15
Service Class 2.38%
Actual		$1,000.00	$782.20	$1.68
Hypothetical-C		$1,000.00	$1,022.91	$1.91
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$813.10	$.76
Hypothetical-C		$1,000.00	$1,023.95	$.85
Service Class	.27%
Actual		$1,000.00	$812.90	$1.21
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Service Class 2.42%
Actual		$1,000.00	$812.40	$1.89
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and the total expense ratio of a representative class (Initial Class) of each fund; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one- and three-year periods ended September 30, 2021, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.

VIP Extended Market Index Portfolio

VIP International Index Portfolio

VIP Total Market Index Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Extended Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

VIP International Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

VIP Total Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio for the representative class (Initial Class) of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for a fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund's representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the Initial Class of each fund ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that current contractual arrangements for the VIP Extended Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; Service Class: 0.23% and Service Class 2: 0.38%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; Service Class: 0.27%; and Service Class 2: 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP Total Markets Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; Service Class: 0.22%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPSAI-SANN-0822
1.9891401.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022